UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.2%

	MUNICIPAL BONDS – 101.2%

	Alabama – 1.1%

$4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	$4,545,151

14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	16,196,355

500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	512,435

12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory put 4/01/24)	1/24 at 100.27	A3	12,856,636

7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.29	A3	8,356,542
39,175	Total Alabama			42,467,119

	Alaska – 0.2%

3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA–	4,563,048

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/19 at 100.00	B3	1,963,520
5,855	Total Alaska			6,526,568

	Arizona – 1.8%

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 (Pre-refunded 3/01/19) – AGC Insured	3/19 at 100.00	AA (4)	201,064

3,045	Chandler Industrial Development Authority, Arizona, Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory put 8/14/23) (Alternative Minimum Tax)	No Opt. Call	A+	3,056,784

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	509,390

	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37 (WI/DD, Settling 1/03/19)	9/28 at 100.00	A2	1,397,088
935	5.000%, 9/01/42 (WI/DD, Settling 1/03/19)	9/28 at 100.00	A2	1,032,137

2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	2,884,625

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	266,768

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	4,189,120

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,081,112
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	7,869,900

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$610	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	$623,664

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,108,870

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB–	2,127,913
2,325	6.000%, 7/01/43	7/20 at 102.00	BB–	2,145,161
195	6.000%, 7/01/48	7/20 at 102.00	BB–	177,700

440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB–	428,265

400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	405,308

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (4)	839,248

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (4)	4,009,773

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,167,360
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	15,265,851
7,675	5.000%, 12/01/37	No Opt. Call	BBB+	8,796,701

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,750,658
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,136,938
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,159,598

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,097,880

727	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	3/19 at 100.00	N/R	677,448
60,357	Total Arizona			67,406,324

	Arkansas – 0.0%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (4)	526,885
1,020	6.000%, 6/01/40 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (4)	1,078,375
1,520	Total Arkansas			1,605,260

	California – 15.6%

	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	16,109,582
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	4,755,499
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	6,663,766

50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	47,633

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa (4)	$2,278,865

10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA–	10,398,600

2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,215,640

5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	5,487,823

10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA–	11,118,400

4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA–	5,140,993

1,670	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,843,129

3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,307,274

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,626,430
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,279,634

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	5,236,068

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA–	537,705

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,408,045

2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA–	2,493,698

13,110	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	N/R	11,844,098

1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,530,641

3,255	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (4)	3,470,644

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	547,310
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,346,868

	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	8,473,185
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,039,976

5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,470,100

29,900	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	N/R	32,612,229

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
$1,000	5.000%, 11/01/30	11/26 at 100.00	BBB–	$1,102,600
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,156,095

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A–	1,915,218
8,875	5.000%, 2/01/47	2/27 at 100.00	A–	9,680,495

1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB–	1,188,154

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,061,970

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	Aaa	1,048,480

14,310	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	16,479,825

700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 14.924%, 3/01/40 – AGM Insured, 144A (IF) (5)	3/20 at 100.00	AA	806,904

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,450,778

12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA–	13,529,040

1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	1,067,920

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB–	1,142,020
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB–	1,414,522
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB–	27,630,940

5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory put 12/01/23)	No Opt. Call	A1	5,748,380

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,773,145

600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A–	663,486

2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,207,052

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,389,160
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,011,333

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30	3/19 at 100.00	CC	689,197
5,300	5.750%, 7/01/35	3/19 at 100.00	CC	4,366,776
2,000	5.500%, 7/01/39	3/19 at 100.00	CC	1,645,760

4,955	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A, 5.000%, 8/01/44	8/22 at 102.00	AA–	5,463,433

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	$455,788

6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	6,581,724

5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	5,665,110

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	526,391

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A–	972,286
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	5,546,700

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/19 at 100.00	A	1,392,230

6,285	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	6,270,607

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,044,390

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,785,782

2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	2,955,728

	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,828,800
1,400	5.000%, 5/15/37 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,593,550
1,410	5.000%, 5/15/40 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,589,437

15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (Alternative Minimum Tax)	11/27 at 100.00	AA–	17,108,096

10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (Alternative Minimum Tax)	5/29 at 100.00	AA–	11,312,900

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,685,296
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	2,907,075

7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	8,598,375

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	1,021,710

	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	10,821,638
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	19,637,042

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	2,944,425

500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	564,040

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	AA– (4)	$3,133,260

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,035,700

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,074,670

2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	N/R	2,622,405

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,903,396
2,500	6.500%, 11/01/39	No Opt. Call	A	3,377,500

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	3/19 at 100.00	N/R (4)	15,036,312

	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,335,550
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,129,300

	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	598,765
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	589,735

950	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	3/19 at 102.00	CCC+	922,374

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/19 at 100.00	N/R	1,745,464

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	3,121,620

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,826,605

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,419,848

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	2,244,165

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (6)	8/36 at 100.00	AA	14,801,550

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	A– (4)	4,263,280

5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA–	6,735,440

715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	770,942

	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (Alternative Minimum Tax)	7/28 at 100.00	A+	4,889,834
6,000	5.000%, 7/01/38 (Alternative Minimum Tax)	7/28 at 100.00	A+	6,789,000
5,000	5.000%, 7/01/39 (Alternative Minimum Tax)	7/28 at 100.00	A+	5,640,200

875	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/19 at 100.00	N/R	878,535

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
$8,000	5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A	$8,893,840
2,500	5.000%, 7/01/47	7/27 at 100.00	A	2,820,500
3,615	5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	A	4,007,661

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,111,644
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,074,637

12,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (Alternative Minimum Tax)	5/26 at 100.00	A+	13,507,860

12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (Alternative Minimum Tax)	5/27 at 100.00	A+	14,081,862

1,920	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	1,971,206

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	689,309

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	14,330,883

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A–	10,495,268

2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A	2,168,760

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	487,978

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (4)	2,426,663

275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	276,796

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+ (4)	563,545

4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	3/19 at 100.00	B+	4,749,952

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (4)	971,051

3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	3,853,850

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 (Pre-refunded 3/01/19) – AGC Insured	3/19 at 100.00	AA (4)	206,205

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (6)	8/26 at 100.00	AA	5,641,300

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	AA (4)	1,531,695

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
$2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	$2,057,008
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,077,523
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,142,170

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,523,012
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,282,951
553,825	Total California			587,556,217

	Colorado – 4.6%

1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,518,468

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	3/19 at 100.00	BB+	2,068,263

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,408,022

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	AA–	1,028,782

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	AA–	2,512,575

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	3,041,520

6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory put 11/20/25)	No Opt. Call	AA	7,651,816

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	1,550,775

1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,455,230

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	A–	12,765,120

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	6/25 at 100.00	A–	6,503,373

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	792,091

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,081,150

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,095,820

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	1,186,680

8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	9,180,640

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39	12/22 at 100.00	N/R	$1,028,880

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,041,224

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	AA–	1,835,409

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A+	5,453,650

14,905	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/26 (Alternative Minimum Tax)	No Opt. Call	A+	17,389,663

19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Improvement Series 2018A, 5.000%, 8/01/48	8/26 at 100.00	AA	21,775,260

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	565,019
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	3,863,055
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,317,996
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	615,494
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	325,029

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	9,833,536

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	13,473
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	253,495
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	11,768
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	14,029

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	7,335,413

1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,334,360

1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,039,088

1,850	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	1,890,534

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,373,668

720	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	745,848

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,656,196

9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	8,602,738

2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,108,491

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	669,519

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	$4,352,116

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,677,845
3,580	6.500%, 11/15/38	No Opt. Call	A+	4,864,504

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,037,003
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,340,363

575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa2	621,759

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	830,917
166,960	Total Colorado			174,657,667

	Connecticut – 0.5%

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	N/R	861,574

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	1,091,350

11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA–	12,068,540

1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	A+	1,829,670

1,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,555,260

546	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	574,288

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011A, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	1,999,026
18,381	Total Connecticut			19,979,708

	Delaware – 0.1%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,024,070

1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	968,070

2,450	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	2,617,727

600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation – Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BBB–	626,958
5,050	Total Delaware			5,236,825

	District of Columbia – 1.0%

15,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Green Series 2018A, 5.000%, 10/01/49	4/28 at 100.00	AAA	17,055,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

$2,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	$2,131,740

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (Alternative Minimum Tax)	10/28 at 100.00	AA–	9,798,689
3,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/28 at 100.00	AA–	3,451,560
3,000	5.000%, 10/01/35 (Alternative Minimum Tax)	10/28 at 100.00	AA–	3,435,330
31,470	Total District of Columbia			35,872,469

	Florida – 6.0%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	327,537
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,447,752

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	1,291,550

460	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	3/19 at 100.00	N/R	442,336

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A2 (4)	865,901

6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	AA (4)	6,508,380

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A–	1,488,015
1,380	5.000%, 7/04/50	7/25 at 100.00	A–	1,386,072

12,970	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	13,356,376

7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,290,933

4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA	4,770,759

1,125	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,251,427

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	1,031,580

1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	976,630

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,062,197

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,037,330

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
805	5.500%, 6/15/22, 144A	No Opt. Call	N/R	823,217
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	513,420
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,119,921

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	$2,274,400

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,568,685

1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,606,377

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	458,636
550	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	562,980

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A–	7,304,356

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,324,853
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,093,750
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,262,560

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,001,360

16,220	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47 (Mandatory put 1/01/28) (Alternative Minimum Tax), 144A	3/19 at 105.00	N/R	16,731,903

840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	825,199

3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	3,390,886

	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,178,224
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,472,576

735	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	3/19 at 100.00	BB–	734,478

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB–	863,529
1,375	5.750%, 6/15/42	6/22 at 100.00	BB–	1,325,280

6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A–	7,242,056

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax), 144A	6/20 at 100.00	BBB+	901,001
9,500	4.200%, 12/15/25 (Alternative Minimum Tax), 144A	6/20 at 100.00	BBB+	9,625,305

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	6,989,470

7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA–	8,002,732

860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	958,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
$335	5.375%, 10/01/35	10/20 at 100.00	A	$352,092
1,250	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (4)	1,326,812

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	13,323,159

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured (UB) (5)	6/19 at 100.00	AA (4)	1,056,588

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	23,905,322

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	568,909
625	5.000%, 6/01/32	6/21 at 100.00	A–	648,238
750	5.000%, 6/01/36	6/21 at 100.00	A–	773,843
875	5.125%, 6/01/42	6/21 at 100.00	A–	901,241

95	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	12/18 at 100.00	N/R (4)	95,000

5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A–	5,638,636

1,006	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	954,282

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA–	5,770,600
3,655	5.000%, 8/15/47	8/27 at 100.00	AA–	4,076,933

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	548,495

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	37,925

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)	5/19 at 100.00	N/R	284,389

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	170,999

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (7)	3/19 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (7)	5/19 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT, 6.650%, 5/01/40	3/19 at 100.00	N/R	13,891

95	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39	5/19 at 100.00	N/R	79,540

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	3/19 at 84.32	N/R	346,217

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/19 at 69.38	N/R	176,264

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	3/19 at 100.00	N/R	$3

2,155	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/19 at 100.00	N/R	2,156,810

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	257,500

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,529,055

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A3	2,623,212
3,000	5.000%, 10/15/47	10/27 at 100.00	A3	3,290,010

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	14,449,760

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	465,441
930	5.500%, 5/01/46	5/28 at 100.00	N/R	931,265
213,636	Total Florida			226,443,267

	Georgia – 1.2%

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
4,565	5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	4,701,037
2,435	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	2,500,648

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	10,702,400

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,197,493

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	1,077,950

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,039,805
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,213,700

5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,616,750

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,693,016

13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	13,977,130

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	1,014,450
41,770	Total Georgia			44,734,379

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,052,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

$2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	$2,044,160

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A– (4)	1,060,667

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB+	1,832,502
5,635	Total Guam			5,989,622

	Hawaii – 0.3%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA–	1,658,565

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,037,170

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
865	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	915,430
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,326,437

4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	AA–	4,979,457
9,160	Total Hawaii			9,917,059

	Idaho – 0.3%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,012,178
205	5.000%, 9/01/37	9/26 at 100.00	BB+	217,429

	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A–	2,727,857
2,250	5.000%, 3/01/37	9/28 at 100.00	A–	2,506,950

2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB–	2,087,520
9,190	Total Idaho			9,551,934

	Illinois – 10.1%

	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
705	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	744,720
1,295	5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	1,408,843

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	1,270,541
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,488,460

67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	77,187,588

590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB–	590,596

1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB–	1,235,922

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	$39,825,746

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,201,409

1,550	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,527,076

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,412,808

900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	923,571

8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	9,814,933

920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	976,295

13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	14,387,731

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
140	5.000%, 1/01/34	1/19 at 100.00	BBB+	140,123
45	5.000%, 1/01/40	1/19 at 100.00	BBB+	45,032

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	407,800
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,046,727

1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,018,910

7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	7,877,131

1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22	1/20 at 100.00	BBB+	1,663,416

1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,363,679

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,396,029
935	5.000%, 1/01/25	No Opt. Call	BBB+	997,738
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,640,275
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	732,382
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,240,946

2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,305,050

715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	746,474

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	4,614,137

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B+	2,083,340

	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA–	364,990
750	0.000%, 2/01/36	2/21 at 100.00	AA–	254,438

575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	590,404

1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,466,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	$2,441,257

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	1,290,065

	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010:
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB–	1,337,717
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	750,065

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34 (Pre-refunded 2/01/19)	2/19 at 100.00	Baa3 (4)	4,066,767

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	3,919,110

10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	11,575,780

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+ (4)	2,043,860

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
510	6.000%, 5/15/39	5/20 at 100.00	A	529,395
1,635	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,724,516

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,491,945

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,592,153

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	25,895
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,977,896

895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A–	993,987

1,335	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,356,347

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA–	20,055

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	Aaa	1,691,623

1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,203,467

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	9,276,390

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 (Pre-refunded 3/01/20) – AGM Insured	3/20 at 100.00	AA (4)	960,936

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,346,000

930	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	970,808

470	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	492,847

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,610,505

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	3/19 at 100.00	AA+	$4,002,960

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,073,708

8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,394,320

5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,249,750

5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	5,687,526

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,728,601
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,119,096
500	5.000%, 3/01/27	3/22 at 100.00	BBB	516,485

1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,518,826

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	A–	5,191,200

3,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/19 at 100.00	N/R	2,829,810

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	889,936

1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB	1,343,987

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	5,579,010

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB	1,264,874

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,275,786

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	4,870,100

1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,978,375

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	896,046

3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	4,150,980

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,458,548

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,818,828
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	15,749,749

5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,099,600

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A–	8,296,710
360,736	Total Illinois			380,666,307

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana – 2.7%

$695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	$707,253

6,495	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA–	7,236,079

5,215	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	A+	5,493,377

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B	1,405,698

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,505,740
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	4,968,806

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,756,078
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,135,264

5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	4,999,850

1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,786,518

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,036,330

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,188,520

9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	A–	9,699,064

15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	16,848,508

8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	8,842,640

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Ba1	1,605,965
1,400	5.000%, 4/01/27	4/22 at 100.00	Ba1	1,465,996
1,560	5.000%, 4/01/29	4/22 at 100.00	Ba1	1,626,222

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
335	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	365,304
9,185	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	10,551,177

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	5,770,650
93,055	Total Indiana			99,995,039

	Iowa – 0.5%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,382,789

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	A3 (4)	510,585

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
$10	5.500%, 12/01/22	3/19 at 100.00	B	$10,010
5,375	5.250%, 12/01/25	12/23 at 100.00	B	5,701,209

1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B	1,072,145

3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B	4,105,651

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	AAA	1,027,470

1,070	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	1,109,355

2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	3/19 at 100.00	B	2,044,857
17,210	Total Iowa			17,964,071

	Kansas – 0.3%

	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,586,220
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa3	1,382,264

	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
4,440	5.500%, 11/15/23	11/19 at 100.00	AA	4,568,449
100	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	103,007

1,250	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	3/19 at 100.00	BB+	1,251,825

870	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	892,046
9,480	Total Kansas			9,783,811

	Kentucky – 1.8%

	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	2,833,450
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	2,885,714

6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	6,606,604

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	2,634,425
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	2,621,930

2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	2,883,269

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	BBB+	6,070,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
$2,000	5.000%, 5/01/35	5/28 at 100.00	A1	$2,262,400
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	2,815,200
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,487,320

	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc., Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A–	6,437,882
2,785	4.000%, 10/01/35	10/26 at 100.00	A–	2,803,325

1,600	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (4)	1,613,824

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	Baa2	5,350,300

12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory put 4/01/24)	1/24 at 100.37	A3	13,338,795

1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	N/R	1,643,093
62,760	Total Kentucky			67,288,456

	Louisiana – 1.0%

1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,406,288

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,048,220

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/19 (7)	No Opt. Call	N/R	1

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	A+ (4)	2,039,460

26,705	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax), 144A	7/23 at 100.00	N/R	29,025,932

2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,165,340

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,116,875
34,100	Total Louisiana			36,802,116

	Maine – 0.4%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,139,640
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,079,688

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,724,191

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	502,053
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,087,890
15,515	Total Maine			16,533,462

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland – 0.4%

$14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	$15,599,598

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/19 at 100.00	BB+	1,004,290
15,350	Total Maryland			16,603,888

	Massachusetts – 2.0%

8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	5,436,893

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	3/19 at 100.00	N/R	4,355,438

	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,307,844
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,035,243

10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	11,138,284

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,588,710

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,111,580

	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,520	5.000%, 7/01/33	1/28 at 100.00	AA–	2,914,733
3,300	5.000%, 7/01/34	1/28 at 100.00	AA–	3,797,244

	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA–	3,975,634
6,210	5.000%, 6/01/48	6/28 at 100.00	AA–	7,047,170

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 10.160%, 7/01/34 (Pre-refunded 7/01/19), 144A (IF)	7/19 at 100.00	AA– (4)	6,986,520

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
1,525	5.750%, 7/01/39	7/19 at 100.00	Baa2	1,548,592
3,025	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	3,085,530

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	2/19 at 100.00	N/R	1,275,410
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	N/R	713,692

3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,309,345

5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	5,691,300

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2015-XF2181, 10.273%, 8/01/38, 144A (IF) (5)	8/19 at 100.00	AAA	2,449,252
71,745	Total Massachusetts			73,768,414

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 1.0%

$6,850	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	$6,124,722

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B–2, 5.000%, 6/01/27 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (4)	834,696

10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA–	11,076,835

395	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	3/19 at 100.00	BBB–	395,395

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
295	6.000%, 10/01/21	No Opt. Call	B	289,720
500	7.000%, 10/01/31	10/21 at 100.00	B	472,980
1,000	7.000%, 10/01/36	10/21 at 100.00	B	913,830

2,485	Michigan Finance Authority, Senior lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	2,812,473

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,605,986

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/19 at 100.00	BBB	1,251,475

1,220	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	3/19 at 100.00	N/R	1,195,088

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	810,330
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,163,080

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	516,230
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,529,624

5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,405,050
36,190	Total Michigan			37,397,514

	Minnesota – 1.2%

310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	280,395

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	150,185
270	5.000%, 7/01/47	7/24 at 102.00	N/R	260,466

4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,078,148

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	255,045
675	5.250%, 1/01/46	1/23 at 100.00	N/R	687,393

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
$1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	$1,554,876
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,240,013

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,532,332

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,040,830

2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,450,813

500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	456,425

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax), 144A	10/22 at 100.00	BBB–	15,330,099

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	2,936,825
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	2,207,941
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	567,908
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (4)	276,062

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,299,315

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,100,925
45,000	Total Minnesota			44,705,996

	Mississippi – 0.1%

5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,578,650

	Missouri – 1.6%

3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,848,881

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,514,608

8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,101,995

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,306,438

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 10.218%, 11/15/39 (Pre-refunded 11/15/19), 144A (IF)	11/19 at 100.00	AA+ (4)	4,823,339

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,549,272

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	15,832,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
$5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	$3,228,750
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	4,319,070
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,678,937
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,912,720
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,188,820
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,007,360

1,290	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	8/19 at 100.00	N/R	1,265,438

1,392	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	9/19 at 100.00	N/R	797,407
73,577	Total Missouri			61,375,385

	Montana – 0.4%

2,505	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,787,013

1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,070,650

9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA–	10,311,422
13,545	Total Montana			15,169,085

	Nebraska – 1.1%

3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	BBB+	3,491,294

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,276,680

1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,855,814

	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2016A:
18,465	5.000%, 2/01/46, 144A (UB) (5)	2/26 at 100.00	A+	20,333,473
10,000	5.000%, 2/01/49, 144A (UB) (5)	2/26 at 100.00	A+	10,992,100
37,280	Total Nebraska			40,949,361

	Nevada – 1.5%

	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	BBB+	299,752
750	5.000%, 9/01/30	9/27 at 100.00	BBB+	841,733
730	5.000%, 9/01/32	9/27 at 100.00	BBB+	810,023
1,965	5.000%, 9/01/42	9/27 at 100.00	BBB+	2,082,428
1,150	5.000%, 9/01/47	9/27 at 100.00	BBB+	1,214,446

13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	15,456,944

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	2,051,200

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
$1,125	4.000%, 9/01/25	No Opt. Call	N/R	$1,150,054
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,685,142

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	2,050,740
1,500	8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,541,055

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,654,975

20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016A, 5.000%, 6/01/46 (UB) (5)	6/26 at 100.00	AA+	22,316,000

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
110	4.000%, 6/01/19	No Opt. Call	N/R	110,460
95	4.000%, 6/01/20	No Opt. Call	N/R	96,301
745	4.000%, 6/01/21	No Opt. Call	N/R	759,572
340	5.000%, 6/01/23	No Opt. Call	N/R	360,526
200	4.250%, 6/01/24	6/23 at 103.00	N/R	203,574

1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,798,994

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
390	5.000%, 7/01/32	7/21 at 100.00	AA	417,542
20	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	21,498
53,050	Total Nevada			57,922,959

	New Hampshire – 0.4%

8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42 (Alternative Minimum Tax), 144A	7/23 at 100.00	B	8,005,865

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 11.110%, 6/01/39 (Pre-refunded 6/01/19), 144A (IF) (5)	6/19 at 100.00	AA+ (4)	3,449,990

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,134,910
725	5.000%, 8/01/36	2/28 at 100.00	A	814,327
13,200	Total New Hampshire			13,405,092

	New Jersey – 1.6%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,874,137

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,468,300

3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	BBB+	3,149,478

9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A–	10,348,783

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
$1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/19 at 100.00	BB	$1,074,890
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB	1,784,442

2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB	2,531,643

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	881,100

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	614,154

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,144,890

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,595,108

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 15.274%, 6/01/30, 144A (IF) (5)	6/19 at 100.00	AA	1,413,939

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,630,170
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,138,873

11,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/32	12/28 at 100.00	A–	12,410,177

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,788,251

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	1,036,070

1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	1,936,898

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,058,080

6,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	6,221,903
56,200	Total New Jersey			61,101,286

	New Mexico – 0.2%

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB	3,096,660

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa2	3,118,844
6,070	Total New Mexico			6,215,504

	New York – 11.0%

11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	11,946,025

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
$1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	$1,148,697
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	8,117,534

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB–	536,145
250	5.000%, 6/01/35	6/24 at 103.00	BBB–	267,255

1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,601,165

2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A–	2,779,650

4,450	Dormitory Authority of the State of New York, New York State University Facilities Revenue Bonds, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,077,895

8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	8,963,491

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	5,227,921

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB–	110,003
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB–	327,507

	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	587,185
175	5.000%, 7/01/32	7/27 at 100.00	A+	202,209

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A:
5	5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	5,020
10	5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	AAA	10,040

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2016-XF0525:
1,875	10.215%, 2/15/39 (Pre-refunded 2/15/19), 144A (IF)	2/19 at 100.00	N/R (4)	1,896,581
120	10.215%, 2/15/39, 144A (IF)	No Opt. Call	AA+	121,381
2,195	10.208%, 2/15/39 (Pre-refunded 2/15/19), 144A (IF)	2/19 at 100.00	N/R (4)	2,220,243
138	10.208%, 2/15/39, 144A (IF)	No Opt. Call	AA+	139,081

14,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/38	3/28 at 100.00	AA+	16,138,640

	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	9,291,600
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	11,571,000

1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,241,276

	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
155	5.750%, 2/15/47	2/21 at 100.00	AA–	166,182
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	265,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017:
$1,000	5.000%, 9/01/23	No Opt. Call	A–	$1,131,900
500	5.000%, 9/01/25	No Opt. Call	A–	583,930

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,042,570

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA (4)	1,073,550
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A– (4)	2,125,629

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Capital Appreciation Series 2017C-2:
1,670	0.000%, 11/15/27	No Opt. Call	AA–	1,265,793
5,000	0.000%, 11/15/29	No Opt. Call	AA–	3,481,100

	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA–	1,624,518
1,000	5.000%, 7/01/36	7/27 at 100.00	AA–	1,152,230
1,000	5.000%, 7/01/37	7/27 at 100.00	AA–	1,148,180

7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A–	7,768,607

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A–	261,203
300	5.000%, 7/01/24	No Opt. Call	A–	338,772
210	5.000%, 7/01/26	7/24 at 100.00	A–	235,421

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (7)	3/19 at 100.00	N/R	2,010,000
1,000	5.875%, 10/01/46 (7)	10/37 at 100.00	N/R	670,000

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	721,971

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,123,960

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	5,761,600
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	5,725,400

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 12.855%, 6/15/39, 144A (IF)	6/19 at 100.00	AA+	1,051,260

5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	5,747,900

3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,524,160

22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	25,624,500

15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	16,702,715

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A–1:
$12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	$13,801,440
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,284,589

3,315	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B–1, 5.000%, 10/01/39	10/27 at 100.00	AA	3,774,989

7,000	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1, 5.000%, 4/01/39	4/28 at 100.00	AA	8,019,200

13,695	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/44	12/28 at 100.00	AA	15,711,452

7,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/40	11/25 at 100.00	Aa3	7,812,070

20,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	21,301,111

New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A:

24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	27,974,994
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	17,080,200

7,820	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2018B, 5.000%, 6/15/48	6/28 at 100.00	AAA	9,015,052

575	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	575,000

2,495	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	2,581,053

2,660	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	2,755,467

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,000	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,417,320
10,515	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	Baa3	11,912,128
10,000	5.000%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	11,397,200

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	8,175,784
6,060	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	6,377,605
8,280	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,806,939

4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/35	11/27 at 100.00	AA–	4,655,880

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	845,824

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,234,666

	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
4,000	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,582,400
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,799,150
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,310,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA–	$1,541,601

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,468,012

4,405	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,247,125

8,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,265,920

5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,523,700
378,543	Total New York			416,104,676

	North Carolina – 0.3%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.342%, 7/01/38, 144A (IF) (5)	7/20 at 100.00	AAA	2,009,798

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	1,118,180

	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	352,541
890	5.000%, 10/01/37	10/24 at 102.00	N/R	917,590

	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB–	2,062,938
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB–	1,071,531
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB–	4,589,590
11,250	Total North Carolina			12,122,168

	North Dakota – 0.3%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	2,839,054

2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,086,347

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,138,682
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,732,606
10,280	Total North Dakota			10,796,689

	Ohio – 2.4%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,960	5.125%, 6/01/24	3/19 at 100.00	B–	8,368,550
12,920	5.875%, 6/01/30	3/19 at 100.00	B–	12,325,551
4,060	5.750%, 6/01/34	3/19 at 100.00	B–	3,868,855
20,260	5.875%, 6/01/47	3/19 at 100.00	B–	19,272,933

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	3,177,960
2,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	2,136,500

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	$3,140,898

525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	3/19 at 100.00	A–	526,549

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa1 (4)	6,479,057

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,612,065

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,630,375

3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	2,571,500

2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	1,737,500

1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (Alternative Minimum Tax), 144A	1/28 at 100.00	N/R	1,070,818

1,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (7)	No Opt. Call	N/R	1,042,500

700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (7)	No Opt. Call	N/R	486,500

7,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (7)	No Opt. Call	N/R	5,299,375

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,025	5.000%, 12/01/22	No Opt. Call	BB–	1,067,763
3,000	5.750%, 12/01/32	12/22 at 100.00	BB–	3,209,520
2,000	6.000%, 12/01/42	12/22 at 100.00	BB–	2,107,140

700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	713,524

2,940	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/19 at 100.00	Aa1	2,971,164

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Ba1	2,113,960
2,510	5.000%, 12/01/32	12/22 at 100.00	Ba1	2,621,218
96,860	Total Ohio			91,551,775

	Oklahoma – 0.7%

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
4,385	5.500%, 8/15/52	8/28 at 100.00	Baa3	4,813,765
3,250	5.500%, 8/15/57	8/28 at 100.00	Baa3	3,565,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc. – Cross Village Student Housing Project, Series 2017:
$7,500	5.000%, 8/01/47	8/27 at 100.00	BB	$7,011,675
2,500	5.250%, 8/01/57	8/27 at 100.00	BB	2,337,200

9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	9,801,747
26,725	Total Oklahoma			27,529,507

	Oregon – 0.6%

8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,197,255

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,942,371
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,679,264

840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (4)	888,888

870	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	886,130

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,426,461
20,820	Total Oregon			22,020,369

	Pennsylvania – 3.7%

315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	315,485

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (4)	1,271,824

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
500	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	523,915
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	313,866

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
6,835	5.000%, 5/01/28, 144A	No Opt. Call	N/R	6,931,237
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,586,194

3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21) (7)	No Opt. Call	N/R	2,606,250

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
455	3.500%, 4/01/41 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	316,225
5,800	4.375%, 1/01/35 (Mandatory put 7/01/22) (7)	No Opt. Call	N/R	5,626,000

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	1,390,000

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	$1,625,788

5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,336,055

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,185	5.000%, 9/01/43	9/28 at 100.00	A+	2,415,736
5,445	5.000%, 9/01/48	9/28 at 100.00	A+	5,996,742

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	743,683

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.016%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (5)	8/20 at 100.00	N/R (4)	1,075,711

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Baa3	1,998,979
1,310	5.250%, 1/15/46	1/25 at 100.00	Baa3	1,407,150

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,708,839

1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	1,005,800

4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	4,696,020

2,105	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,174,612

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
7,055	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	7,569,168
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	3,993,188

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	1,267,176

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,028,871

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	18,373,800

	Philadelphia Authority for Industrial Development, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	2,798,225
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,507,040

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB	487,416

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,098,120

4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/27 at 100.00	A	4,500,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	$269,573

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,553,573

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	9,724,071

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,497,896

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA– (4)	3,221,040

	The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB–	9,678,186
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB–	2,099,724
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB–	5,830,056
130,125	Total Pennsylvania			139,563,394

	South Carolina – 1.3%

3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	3,796,100

325	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	A	334,019

10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory put 2/01/24)	11/23 at 100.30	Aa2	10,573,400

3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,263,160

5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	5,280,500

7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A+	7,365,338

2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A+	2,387,194

2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A+	2,211,300

4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A+	4,699,128

	South Carolina State Ports Authority Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (Alternative Minimum Tax)	7/28 at 100.00	A+	5,644,841
3,760	5.000%, 7/01/32 (Alternative Minimum Tax)	7/28 at 100.00	A+	4,343,702
46,100	Total South Carolina			49,898,682

	South Dakota – 0.1%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,680,500

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,044,620

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

$910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	$979,051
4,410	Total South Dakota			4,704,171

	Tennessee – 1.6%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 (Pre-refunded 6/01/19) – SYNCORA GTY Insured	6/19 at 100.00	AA (4)	3,710,590

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	3/19 at 100.00	BBB+	511,790
1,500	6.125%, 10/01/28	3/19 at 100.00	BBB+	1,505,265

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,069,870

	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,406,600
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,240,392
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,784,882
6,500	5.000%, 7/01/34	7/23 at 100.00	A	6,966,440

8,500	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (Alternative Minimum Tax)	7/28 at 100.00	A	9,363,600

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,545,408

1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (7)	6/27 at 100.00	N/R	1,485,496

5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	5,636,144

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
215	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	220,027
785	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (4)	803,942

	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009:
635	5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (4)	654,463
1,365	5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,405,145

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,069,010

10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	11,303,278
58,650	Total Tennessee			61,682,342

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 7.2%

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
$125	5.000%, 12/01/46	12/26 at 100.00	BBB–	$131,926
740	5.000%, 12/01/51	12/26 at 100.00	BBB–	775,920

10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,736,700

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,385,019

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	A– (4)	1,812,811

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A– (4)	3,682,540

5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A–	5,939,585

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	3/19 at 100.00	B	2,104,074

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB+	2,895,097

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB+	1,395,650

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,477,100

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	10,098,670

12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/46 (UB) (5)	12/25 at 100.00	AA+	13,680,136

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,686,130
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,578,105

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	20,847

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A+	5,226,100

1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,752,422

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,096,844

8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	8,953,382

3,000	Harrison County Health Facilities Development Corporation, Texas Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	A (4)	3,146,010

1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,350,442

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB	$1,892,139

1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB	1,548,720

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB	271,068

8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,064,923

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,102,466

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A2	369,448

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,494,681
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,381,491

6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	A3	7,240,195

1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A	2,004,840

3,020	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (Alternative Minimum Tax), 144A	10/21 at 105.00	BB–	3,077,893

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax), 144A (7)	1/26 at 102.00	N/R	3,745,807

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	N/R	676,152
805	5.000%, 11/01/51	11/23 at 103.00	N/R	815,876

570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	563,855

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	N/R	1,142,691
1,550	5.000%, 11/15/46	11/24 at 102.00	N/R	1,591,478

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	789,843

8,455	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	N/R	8,161,442

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A:

30	5.000%, 4/01/31	4/26 at 100.00	BB	30,034
360	5.000%, 4/01/36	4/26 at 100.00	BB	351,439
65	5.000%, 4/01/48	4/26 at 100.00	BB	60,652

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	$6,816,860

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A:

1,275	5.000%, 4/01/31	4/26 at 100.00	BBB–	1,311,567
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB–	1,306,319
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB–	2,418,863

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,304,925

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,042,570

10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B3	9,080,800

1,500	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children’s Health Systems of Texas Project, Series 2017A, 5.000%, 8/15/28	8/27 at 100.00	Aa2	1,772,460

10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	13,424,614

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	2,184,820

560	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A+	561,702

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	4,875,299

4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/28 at 100.00	AAA	5,161,136

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,827,621

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba2	682,667
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,850,432
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	392,650

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	750,761

9,030	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	9,249,971

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	74,015
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	919,894

3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,321,720

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	$3,997,144

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	879,383

10,115	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	10,733,128

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	8,342,148

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,287,110

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 12.837%, 8/01/34, 144A (IF)	8/19 at 100.00	AAA	1,873,182

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,893,930
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	3,194,100

10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	10,617,000

	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
80	7.000%, 11/01/30	11/20 at 100.00	N/R	83,984
600	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	653,784

500	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB (4)	511,205

	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015:
1,030	6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,232,560
1,135	6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,360,286
267,695	Total Texas			270,293,253

	Utah – 1.1%

20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A+	22,126,000

7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	7,845,250

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
475	5.600%, 7/15/22	No Opt. Call	BBB–	495,278
850	6.300%, 7/15/32	7/22 at 100.00	BBB–	907,171

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,009,980

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,301,438

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	$1,152,876

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
1,950	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	2,184,448
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB– (4)	4,028,781
37,180	Total Utah			41,051,222

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,961,416
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,083,100
2,815	Total Vermont			3,044,516

	Virginia – 2.0%

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,338,303

10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	10,331,600

1,020	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,062,871

10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/19 at 100.00	B–	9,632,861

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,024,490

	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,400	5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	BBB	3,647,826
15,715	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	16,825,265
2,110	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	2,251,243
9,750	5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	BBB	10,366,687

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	5,720,550

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	3,733,492
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	6,910,526
72,340	Total Virginia			73,845,714

	Washington – 2.9%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	AA– (4)	6,634,750

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0006, 14.696%, 6/01/34, 144A (IF) (5)	6/19 at 100.00	AA	1,012,099

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	$2,515,684

540	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	647,141

5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (Alternative Minimum Tax)	5/27 at 100.00	AA–	6,186,073

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,215,609
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,140,652
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,382,440
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,199,979

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	2,104,880

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	3,757,528

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,015,814
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,646,309

1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	AA–	1,783,504

	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Baa3	6,415,860
5,930	5.000%, 12/01/46	12/26 at 100.00	Baa3	6,320,253

4,320	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A1	4,813,776

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
845	6.250%, 7/01/24	7/19 at 100.00	Baa1	859,847
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,180,075
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,050,260

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,077,280

	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,167,948
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,016,160
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	3,823,873

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,195,238

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,378,914

	Washington State, General Obligation Bonds, Various Purpose Series 2015B:
8,520	5.000%, 2/01/36	2/25 at 100.00	AA+	9,540,440
20,415	5.000%, 2/01/38	2/25 at 100.00	AA+	22,739,656
101,380	Total Washington			109,822,042

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.5%

$15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	$17,021,170

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	1,039,982

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	3/19 at 100.00	N/R	745,880

1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,573,350
19,105	Total West Virginia			20,380,382

	Wisconsin – 3.8%

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31, 144A	2/19 at 102.00	BBB+	5,114,750

1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,208,463

2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	1,922,260

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
195	5.500%, 10/01/22	No Opt. Call	Baa3	204,393
375	6.000%, 10/01/32	10/22 at 100.00	Baa3	400,410

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,111,838
500	5.125%, 10/01/45	10/22 at 100.00	Baa3	510,625

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
11	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	320
10	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	278
9	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	271
9	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	260
9	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	254
12	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	328
11	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	321
11	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	309
11	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	300
11	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	292
517	5.500%, 7/01/56 – ACA Insured, 144A	3/28 at 100.00	N/R	481,837
12	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	321
11	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	311
11	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	301
11	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	293
11	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	287
10	0.000%, 1/01/62 – ACA Insured, 144A	3/28 at 17.35	N/R	277
10	0.000%, 1/01/63 – ACA Insured, 144A	3/28 at 16.48	N/R	270
10	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	262
10	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	256
11	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	275
128	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	3,289

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$27	0.000%, 1/01/46 – ACA Insured, 144A	No Opt. Call	N/R	$794
27	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	776
26	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	765
26	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	753
26	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	737
28	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	802
736	3.750%, 7/01/51 – ACA Insured, 144A	3/28 at 100.00	N/R	663,170
28	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	791
28	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	775
27	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	764
27	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	748
27	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	733
26	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	723
26	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	708
26	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	699
26	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	690
25	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	675
25	0.000%, 1/01/62 – ACA Insured, 144A	No Opt. Call	N/R	666
25	0.000%, 1/01/63 – ACA Insured, 144A	No Opt. Call	N/R	652
25	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	643
24	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	635
24	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	621
314	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	8,045

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,618,791
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,006,500

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,032,984

3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	3,617,684

10,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	11,192,000

2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,681,859

1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,713,112

	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
1,320	5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,445,030
1,140	5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,226,822

5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)	5/26 at 100.00	BBB–	5,068,850

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,849,370

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24 (Pre-refunded 4/15/20)	4/20 at 100.00	AA (4)	1,517,972

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	$1,297,238

625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Ba1	635,938

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,020,920

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,056,610
35	4.500%, 2/15/40	2/22 at 100.00	A–	36,212

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A–	5,316,350

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,188,720

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	7,734,160

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	470,531

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	598,380

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,220,218
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,107,875

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,652,101

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,167,600
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,560,377
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,389,902

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA–	14,850,751

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,982,479
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,058,800
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,720,815

5,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2019A, 5.000%, 5/01/26 (WI/DD, Settling 1/31/19)	No Opt. Call	Aa2	6,531,030
135,115	Total Wisconsin			141,217,997

	Wyoming – 0.4%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	2,038,600

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (4)	4,931,370

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wyoming (continued)

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
$800	5.500%, 12/01/27	12/21 at 100.00		A–	$852,336
2,500	6.000%, 12/01/36	12/21 at 100.00		A–	2,692,300

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00		BBB	3,906,960
13,450	Total Wyoming				14,421,566
$3,613,890	Total Municipal Bonds (cost $3,674,612,028)				3,811,221,279

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Commercial Services & Supplies – 0.0%

$702	EWM P1 LLC, (Cash 15.000%, PIK 1.250%), (7)	15.000%	9/01/28	N/R	$491,339

	Transportation – 0.0%

131	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/19	N/R	86,379

37	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/55	N/R	18,164
168	Total Transportation				104,543
$870	Total Corporate Bonds (cost $710,119)				595,882
	Total Long-Term Investments (cost $3,675,322,147)				3,811,817,161
	Floating Rate Obligations – (1.7)%				(65,870,000)
	Other Assets Less Liabilities – 0.5% (10)				21,842,791
	Net Assets – 100%				$3,767,789,952

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-year Note	Short	(276)	3/19	$(32,843,253)	$(33,676,313)	$(833,060)	$(107,813)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,811,221,279	$—	$3,811,221,279
Corporate Bonds	—	491,339	104,543	595,882
Investments in Derivatives:
Futures Contracts*	(833,060)	—	—	(833,060)
Total	$(833,060)	$3,811,712,618	$104,543	$3,810,984,101
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$3,605,865,202
Gross unrealized:
Appreciation	159,871,700
Depreciation	(19,789,920)
Net unrealized appreciation (depreciation) of investments	$140,081,780

Tax cost of futures contracts	$(833,060)
Net unrealized appreciation (depreciation) of futures contracts	—

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(7)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.6%

	MUNICIPAL BONDS – 100.6%

	Alabama – 1.5%

$1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	$1,147,000

	Alaska – 3.1%

2,000	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution Series 2017A, 5.000%, 10/01/27	No Opt. Call	AA–	2,362,900

	Arizona – 0.5%

390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	A+	390,893

	California – 15.2%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,133,180

500	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA	590,505

700	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	N/R	763,497

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	A1	934,745

1,025	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2016B, 5.000%, 7/01/28	7/26 at 100.00	AA+	1,226,207

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	AA+	447,980

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	595,620

710	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A. Turbo Current Interest, 5.000%, 6/01/21	3/19 at 100.00	N/R	710,050

2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017B, 5.000%, 7/01/28	1/27 at 100.00	AA	2,433,000

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	875,208

1,500	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/31	3/27 at 100.00	AA	1,789,890
10,110	Total California			11,499,882

	Colorado – 11.6%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	AA–	612,287

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,250	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35	12/26 at 100.00	Baa2	$1,354,287

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	AA–	1,106,740

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	1,041,130

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	492,056

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	A	962,090

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,276,125

1,055	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A+	1,433,534

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	BBB+	505,855
8,135	Total Colorado			8,784,104

	District of Columbia – 2.0%

295	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	AA	329,612

1,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/31	4/27 at 100.00	A2	1,157,730
1,295	Total District of Columbia			1,487,342

	Florida – 3.8%

1,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/33	10/25 at 100.00	A+	1,138,930

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax), 144A	6/20 at 100.00	BBB+	1,018,080

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	683,581
2,620	Total Florida			2,840,591

	Georgia – 4.7%

1,350	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/27	No Opt. Call	A2	1,576,152

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
173	5.500%, 7/15/23	7/21 at 100.00	N/R	172,919
374	5.500%, 7/15/30	7/21 at 100.00	N/R	372,168
410	5.500%, 1/15/36	7/21 at 100.00	N/R	408,411

1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A+	1,034,040
3,307	Total Georgia			3,563,690

	Illinois – 3.1%

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	352,528

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$275	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	$285,434

165	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/32 – AGM Insured	11/26 at 100.00	AA	184,445

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	541,217

1,065	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	948,287
2,365	Total Illinois			2,311,911

	Indiana – 1.6%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	555,295

600	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22	No Opt. Call	AA–	655,020

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	16,416
1,115	Total Indiana			1,226,731

	Iowa – 1.7%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25	6/24 at 100.00	Aa3	1,279,924

	Louisiana – 3.0%

600	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc. Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40 (Mandatory put 10/01/22)	No Opt. Call	BBB+	593,568

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA–	1,121,480

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	547,265
2,100	Total Louisiana			2,262,313

	Maine – 1.7%

185	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	BBB	199,802

1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/48	7/28 at 100.00	A+	1,113,450
1,185	Total Maine			1,313,252

	Massachusetts – 0.7%

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	2/19 at 100.00	N/R	534,675

	Michigan – 0.0%

35	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	34,374

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 0.9%

$550	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/27	12/26 at 100.00	Aa3	$652,905

	Missouri – 1.5%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	1,130,230

	Nebraska – 2.1%

500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	534,585

935	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/35	5/27 at 100.00	AA–	1,060,580
1,435	Total Nebraska			1,595,165

	Nevada – 3.2%

1,000	Clark County, Nevada, Sales & Excise Tax Revenue Bonds, Refunding Streets and Highways Series 2016, 5.000%, 7/01/29	No Opt. Call	AA	1,215,090

1,000	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/27	No Opt. Call	AA+	1,198,720
2,000	Total Nevada			2,413,810

	New Jersey – 0.1%

85	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB	86,288

	New York – 5.0%

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014E, 5.000%, 2/15/26	2/25 at 100.00	AA+	1,157,540

110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	120,020

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,381,437

1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/28	6/27 at 100.00	A–	1,134,950
3,360	Total New York			3,793,947

	North Carolina – 6.2%

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	1,213,150

1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,156,040

2,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 5/01/28 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	2,336,060
4,000	Total North Carolina			4,705,250

	North Dakota – 1.5%

1,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/37	12/27 at 100.00	A–	1,109,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 4.9%

$1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	Aa3	$1,102,730

2,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/28	6/27 at 100.00	AAA	2,395,560

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	222,450
3,200	Total Ohio			3,720,740

	Oklahoma – 1.1%

105	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43	8/28 at 100.00	Baa3	114,077

630	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA–	712,788
735	Total Oklahoma			826,865

	Oregon – 1.5%

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,127,600

	Pennsylvania – 3.5%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	1/23 at 100.00	A	921,371

1,500	Norristown Area School District, Pennsylvania, Installment Purchase Certificates of Participation, Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Baa1	1,550,205

170	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	182,318

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	AA–	5,493
2,515	Total Pennsylvania			2,659,387

	South Carolina – 1.4%

1,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A+	1,031,560

	Tennessee – 2.1%

1,305	Sullivan County, Tennessee, General Obligation Bonds, School Series 2017, 5.000%, 5/01/26	No Opt. Call	Aa2	1,547,117

	Texas – 5.5%

365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB+	398,467

1,000	Dallas, Texas, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 2/15/22	No Opt. Call	AA	1,090,190

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	219,369

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	Baa2	726,664

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/28	11/24 at 100.00	A2	1,123,990

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	Baa2	$124,239

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	506,595
4,165	Total Texas			4,189,514

	Vermont – 1.5%

1,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 5.000%, 12/01/35	6/26 at 100.00	A+	1,129,860

	Virginia – 0.3%

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	196,500

	Washington – 1.5%

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012B, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	509,705

575	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/48	7/28 at 100.00	A1	638,273
1,075	Total Washington			1,147,978

	Wisconsin – 1.5%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	1,142,931

	Wyoming – 1.1%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	855,679
$68,692	Total Long-Term Investments (cost $74,371,553)			76,102,008
	Other Assets Less Liabilities – (0.6)% (6)			(441,959)
	Net Assets – 100%			$75,660,049

Investments in Derivatives

Consumer Price Index Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$4,000,000	Receive	CPURNSA	1.953%	At Maturity	6/01/17	6/01/20	$(20,606)	$—	$(20,606)
JPMorgan Chase Bank, N.A.	3,500,000	Receive	CPURNSA	1.920	At Maturity	7/07/17	7/07/21	(8,820)	—	(8,820)
JPMorgan Chase Bank, N.A.	8,000,000	Receive	CPURNSA	2.777	At Maturity	2/19/13	2/19/22	(958,819)	—	(958,819)
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	At Maturity	3/02/17	3/02/23	(96,524)	—	(96,524)
JPMorgan Chase Bank, N.A.	4,750,000	Receive	CPURNSA	2.228	At Maturity	2/16/17	2/16/24	(108,488)	—	(108,488)
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.195	At Maturity	3/29/17	3/29/25	(48,844)	—	(48,844)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.329	At Maturity	1/30/17	1/30/26	(139,406)	—	(139,406)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.270	At Maturity	3/09/17	3/09/26	(123,860)	—	(123,860)
JPMorgan Chase Bank, N.A.	5,500,000	Receive	CPURNSA	2.265	At Maturity	3/15/17	3/15/26	(170,082)	—	(170,082)
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.320	At Maturity	3/29/17	3/29/29	(80,886)	—	(80,886)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	1.970	At Maturity	4/26/17	4/26/20	(27,665)	—	(27,665)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.283	At Maturity	9/15/14	9/15/21	(176,005)	—	(176,005)

Investment Derivatives (continued)

Consumer Price Index Swaps – OTC Uncleared (continued)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$5,000,000	Receive	CPURNSA	2.205%	At Maturity	1/28/17	1/28/24	$(103,467)	$—	$(103,467)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.650	At Maturity	8/07/13	8/07/24	(346,148)	—	(346,148)
Morgan Stanley Capital Services LLC	4,000,000	Receive	CPURNSA	2.267	At Maturity	2/20/18	2/20/25	(103,948)	—	(103,948)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.310	At Maturity	1/28/17	1/28/27	(104,799)	—	(104,799)
Morgan Stanley Capital Services LLC	4,000,000	Receive	CPURNSA	2.233	At Maturity	4/19/17	4/19/27	(119,559)	—	(119,559)
Morgan Stanley Capital Services LLC	3,500,000	Receive	CPURNSA	2.350	At Maturity	2/09/17	2/09/29	(145,297)	—	(145,297)
Morgan Stanley Capital Services LLC	3,500,000	Receive	CPURNSA	2.353	At Maturity	2/20/18	2/20/30	(141,690)	—	(141,690)
Total	$74,750,000							$(3,024,913)	$—	$(3,024,913)

Consumer Price Index Swaps – OTC Cleared

	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
	$3,000,000	Receive	CPURNSA	2.385%	At Maturity	6/28/18	6/28/28	$(125,276)	$448	$(125,724)	$(6,594)
	3,500,000	Receive	CPURNSA	2.171	At Maturity	10/13/17	10/13/27	(55,301)	420	(55,721)	(6,711)
Total	$6,500,000							$(180,577)	$868	$(181,445)	$(13,305)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$76,102,008	$—	$76,102,008
Investments in Derivatives:
Consumer Price Index Swaps*	—	(3,206,358)	—	(3,206,358)
Total	$—	$72,895,650	$—	$72,895,650
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$74,339,941
Gross unrealized:
Appreciation	1,803,223
Depreciation	(41,156)
Net unrealized appreciation (depreciation) of investments	$1,762,067

Tax cost of swaps	$868
Net unrealized appreciation (depreciation) of swap	(3,206,358)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

ETM	Escrowed to maturity.

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.1%

	MUNICIPAL BONDS – 96.1%

	Alabama – 1.9%

$7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	AA	$8,626,478

6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory put 12/01/23)	9/23 at 100.31	A3	6,963,992

22,245	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa2	22,946,830

38,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory put 7/01/22)	4/22 at 100.52	Aa2	40,080,040

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,743,560

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,263,602
3,555	5.000%, 3/01/24	No Opt. Call	BBB	3,921,094
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,495,310
1,725	5.000%, 3/01/26	No Opt. Call	BBB	1,939,849

12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory put 4/01/24)	1/24 at 100.27	A3	12,856,636

15,975	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.28	A3	16,718,317

1,000	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,017,930
116,590	Total Alabama			122,573,638

	Alaska – 0.5%

10,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018B-II, 3.550%, 12/01/35	6/27 at 100.00	AA+	9,974,500

5,275	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	MIG2	5,315,037

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,107,730

6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/19 at 100.00	B3	5,915,104

5,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	5,339,219
29,365	Total Alaska			29,651,590

	Arizona – 2.5%

2,970	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A–	3,106,947

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
$1,235	5.000%, 2/01/20	No Opt. Call	A+	$1,273,087
6,475	5.000%, 2/01/27	2/22 at 100.00	A+	6,983,482

3,280	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	3,243,100

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,049,082
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,410,576
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,921,636

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA+	5,247,537
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,249,802

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
6,130	5.000%, 7/01/21 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA+ (4)	6,323,095
7,500	5.000%, 7/01/22 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	AA+ (4)	7,736,250

21,410	Chandler Industrial Development Authority, Arizona, Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory put 8/14/23)	No Opt. Call	A+	21,596,695

2,440	Chandler Industrial Development Authority, Arizona, Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory put 8/14/23) (Alternative Minimum Tax)	No Opt. Call	A+	2,449,443

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	6,112,680

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,164,460

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,409,688

1,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38 (WI/DD, Settling 1/03/19)	9/28 at 100.00	A2	1,012,290

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	421,694
500	5.000%, 6/01/23	No Opt. Call	A+	559,655

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	2,141,688
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	10,891,712

4,850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,761,827

3,480	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,416,699

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	2,737,105

1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A–	1,044,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	$2,794,208

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	735,868

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 10.274%, 12/01/24, 144A (IF) (5)	12/21 at 100.00	Aa1	4,922,028

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
2,520	5.000%, 12/01/32	No Opt. Call	BBB+	2,924,359
1,070	5.000%, 12/01/37	No Opt. Call	BBB+	1,226,381

1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	1,374,192
152,730	Total Arizona			160,241,956

	Arkansas – 0.6%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,111,420

	Bentonville School District 006, Benton County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2018B:
5,255	3.000%, 6/01/29	6/26 at 100.00	Aa2	5,317,797
4,170	3.500%, 6/01/38	6/26 at 100.00	Aa2	4,100,569

560	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A, 4.500%, 11/01/19 – AGM Insured	5/19 at 100.00	AA	565,253

4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,556,299

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	547,900
800	5.000%, 7/01/23	No Opt. Call	A+	896,448
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,831,375
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,680,188
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,182,970
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,124,870
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,112,688

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A+	2,426,495
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,012,628

560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA–	569,257

1,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A, 5.000%, 3/01/21	No Opt. Call	Aa2	1,065,310
32,905	Total Arkansas			35,101,467

	California – 6.1%

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	1,618,241

7,435	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A	6,242,054

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A+	$517,776

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,352,832
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,068,208

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (Alternative Minimum Tax)	6/28 at 100.00	AA	5,655,807
4,000	5.000%, 12/31/33 (Alternative Minimum Tax)	6/28 at 100.00	N/R	4,487,880
5,000	5.000%, 12/31/34 (Alternative Minimum Tax)	6/28 at 100.00	N/R	5,584,150

15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2017A, 2.000%, 12/01/44 (Mandatory put 12/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	14,855,250

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,559,158

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	17,214,966

12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	12,319,766

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	2,269,695

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,456,896

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	5,138,150

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,115	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	AAA	2,151,864
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	3,901,429
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,235,937

2,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	2,633,574

2,200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB–	2,316,732

1,100	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/33, 144A	6/28 at 100.00	BB–	1,182,841

915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A–	1,043,347

575	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	3/19 at 100.00	CC	483,466

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA– (4)	4,757,090
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA– (4)	2,193,896

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
$2,725	5.000%, 1/01/22	No Opt. Call	BBB	$2,844,192
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,013,182
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,724,435
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,397,478

32,905	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	32,495,991

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,049,087

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,081,180
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,089,298
465	5.000%, 9/01/34	9/24 at 100.00	N/R	497,066

5,030	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	3/19 at 100.00	AA	5,040,714

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,606,338

16,625	Los Angeles County, California, Tax and Revenue Anticipation Notes, Series 2018, 4.000%, 6/28/19	No Opt. Call	SP-1+	16,816,021

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D:
13,425	5.000%, 5/15/25 (Alternative Minimum Tax)	No Opt. Call	AA–	15,542,794
9,085	5.000%, 5/15/27 (Alternative Minimum Tax)	No Opt. Call	AA–	10,759,729

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	AA	1,168,427
5,000	5.000%, 7/01/43	1/24 at 100.00	AA	5,511,850

10,000	Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2018, 4.000%, 6/27/19	No Opt. Call	SP-1+	10,113,800

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	A+	1,241,797
1,250	5.000%, 9/01/25	9/24 at 100.00	A+	1,439,612
1,000	5.000%, 9/01/26	9/24 at 100.00	A+	1,145,380

400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	461,264

5,095	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (6)	2/28 at 100.00	Aa1	5,052,457

12,430	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,183,742

10,290	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,573,865

545	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB–	562,102

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (6)	8/30 at 100.00	A2	9,495,360

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
$1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	$1,714,594
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,927,002
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,647,496

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,781,620

5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	3,073,468

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,486,060

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,158,491
2,000	0.000%, 10/01/36	No Opt. Call	A	995,600

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A+	5,209,950

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A–	5,574,350
26,000	5.000%, 1/15/34	1/25 at 100.00	A–	28,519,140

2,350	San Jose Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Subordinate Series 2017B, 5.000%, 8/01/19	No Opt. Call	AA–	2,396,554

3,690	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	Baa2	4,197,043

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	2,595,370

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,587,935
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,711,398
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,849,968

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,555,025
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,234,656

	Tulare Local Health Care District, Tulare County, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Ba3	1,203,588
1,410	6.125%, 8/01/23	8/19 at 100.00	Ba3	1,439,187
1,585	6.250%, 8/01/24	8/19 at 100.00	Ba3	1,618,285
1,265	6.375%, 8/01/25	8/19 at 100.00	Ba3	1,291,957
500	6.500%, 8/01/26	8/19 at 100.00	Ba3	510,750

	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA–	5,476,918
3,635	5.000%, 5/15/33	5/28 at 100.00	AA–	4,302,895

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,823,265

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (6)	8/26 at 100.00	AA	$3,384,780

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,723,907
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,602,275
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,467,820
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,467,675
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,398,387

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA–	3,127,425
369,810	Total California			381,203,000

	Colorado – 2.7%

9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	9,851,189

10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (Alternative Minimum Tax)	12/27 at 100.00	A–	9,910,100

	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,139,124
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,568,361

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	1,015,660

17,975	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	15,611,287

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
16,830	5.000%, 9/01/26	3/19 at 100.00	BBB+	17,017,318
95	4.500%, 9/01/38	3/19 at 100.00	BBB+	95,113

4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	BBB+	4,339,759

350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB	381,356

605	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	628,262

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,692,100

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BB+	1,539,285

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	AA–	11,998,800

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
15,000	5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	17,092,650
25,610	5.000%, 12/01/27 (Alternative Minimum Tax)	No Opt. Call	A+	30,136,055

10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB	11,229,962

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
$1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	$1,954,914
820	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	813,793

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	3,945,500

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,525	5.000%, 12/15/20	No Opt. Call	Aa2	1,618,391
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,413,065
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,666,354

3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,491,675

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,362,902
500	5.000%, 12/01/20, 144A	No Opt. Call	N/R	519,845

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,112,580

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	992,228

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,274,884
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,098,837

1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	946,270
168,390	Total Colorado			169,457,619

	Connecticut – 1.1%

4,355	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R, 3.250%, 7/01/35	7/27 at 100.00	A–	4,094,092

5,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/29 (Mandatory put 7/01/20)	No Opt. Call	AAA	5,320,029

20,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33	No Opt. Call	N/R	20,534,793

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33	No Opt. Call	N/R	12,061,068

775	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	839,806

	Connecticut State, General Obligation Bonds, Refunding Series 2018C:
11,025	3.000%, 6/15/19	No Opt. Call	A1	11,082,881
1,360	5.000%, 6/15/22	No Opt. Call	A1	1,475,450

925	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/20	No Opt. Call	A1	970,492

2,570	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	2,796,366

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
$720	5.000%, 10/01/20	No Opt. Call	A+	$756,317
1,785	5.000%, 10/01/22	No Opt. Call	A+	1,956,896
1,790	5.000%, 10/01/23	No Opt. Call	A+	1,994,901

750	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	A–	761,512

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured (ETM)	No Opt. Call	AA (4)	1,005,080

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
400	5.000%, 12/15/24	12/22 at 100.00	AA–	443,588
495	5.000%, 12/15/26	12/22 at 100.00	AA–	545,970
65,655	Total Connecticut			66,639,241

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22	No Opt. Call	BBB+	1,140,304
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB+	4,302,455
5,095	Total Delaware			5,442,759

	District of Columbia – 1.1%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	3,933,893

5,755	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A–	6,196,121

159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/19 at 18.67	N/R	25,185,740

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	434,423
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	1,773,893
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	853,330

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,465	5.000%, 10/01/26 (Alternative Minimum Tax)	No Opt. Call	AA–	6,366,944
9,000	5.000%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	AA–	10,586,970
4,150	5.000%, 10/01/28 (Alternative Minimum Tax)	No Opt. Call	AA–	4,923,726
4,150	5.000%, 10/01/29 (Alternative Minimum Tax)	10/28 at 100.00	AA–	4,896,585

	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018:
1,250	5.000%, 7/01/25	No Opt. Call	AA–	1,464,038
1,000	5.000%, 7/01/26	No Opt. Call	AA–	1,187,170
1,300	5.000%, 7/01/27	No Opt. Call	AA–	1,563,874
198,475	Total District of Columbia			69,366,707

	Florida – 5.5%

12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	14,939,683

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
$10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	$11,032,600
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	16,659,397

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
960	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	945,322
1,450	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,436,356
1,385	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,384,127
965	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	959,036
725	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	728,843

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,062,594
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,342,662

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	17,799,081
14,635	5.000%, 6/01/25	12/24 at 100.00	AA	16,798,199

275	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/19	No Opt. Call	AA	278,548

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
370	5.000%, 6/01/19	No Opt. Call	AA	374,773
4,545	5.000%, 6/01/20	No Opt. Call	AA	4,736,299
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,715,152

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,185	4.750%, 11/01/23	No Opt. Call	BBB–	2,265,714
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB–	2,017,486

1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/19 at 100.00	AA+	1,898,600

1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A–	1,120,790

1,000	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	999,400

370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	370,218

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,354,582

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	2,803,059

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A–	1,390,975
1,750	5.000%, 4/01/33	4/26 at 100.00	A–	1,940,225
5,965	5.000%, 4/01/34	4/26 at 100.00	A–	6,581,065
4,290	5.000%, 4/01/35	4/26 at 100.00	A–	4,721,488

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,870	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	$4,824,514

6,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	6,145,560

1,140	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	A+	1,326,413

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	3/19 at 100.00	AA+	1,503,870

49,840	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47 (Mandatory put 1/01/28) (Alternative Minimum Tax), 144A	3/19 at 105.00	N/R	51,412,950

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,351,418

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,143,719

5,050	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B, 5.000%, 10/01/27	No Opt. Call	AA	5,897,693

7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA	7,487,925

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	6,624,480

5,760	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A–	6,360,422

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,455	5.000%, 7/01/24	No Opt. Call	A+	2,807,563
1,265	5.000%, 7/01/27	7/24 at 100.00	A+	1,431,967

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	968,410
5,175	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,663,623

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/24	10/20 at 100.00	A	3,149,730
6,305	5.000%, 10/01/41	10/20 at 100.00	A	6,549,130

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA	2,054,375
5,015	5.250%, 4/01/30	4/20 at 100.00	AA	5,218,609

31,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	Aa3	27,828,738

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (4)	5,275,200

	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,592,840
2,000	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,271,580

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	A–	2,750,912

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	$4,677,685

	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	189,338
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,638,215

3,860	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	3,599,334

4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,501,805

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
615	5.000%, 9/01/22	No Opt. Call	A+	676,377
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,859,480
1,245	3.125%, 9/01/24	9/22 at 100.00	A+	1,279,076
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,413,014
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,639,170
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,162,972
5,950	4.000%, 9/01/33	9/22 at 100.00	A+	6,146,290
326,005	Total Florida			346,080,671

	Georgia – 1.3%

5,010	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.875%, 1/01/24	1/21 at 100.00	Aa3	5,380,590

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA–	2,270,435
1,500	5.000%, 1/01/28	1/22 at 100.00	AA–	1,614,735

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA–	12,528,472
4,280	5.000%, 1/01/29	1/24 at 100.00	AA–	4,813,673
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	7,574,782

2,215	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A–	2,141,573

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	3,636,959
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,054,340
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	9,789,301

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,331,675

	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,455	3.600%, 12/01/33	6/27 at 100.00	AAA	2,483,429
6,510	3.850%, 12/01/38	6/27 at 100.00	AAA	6,579,852

	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B:
2,660	3.800%, 12/01/33	12/27 at 100.00	AAA	2,732,884
3,710	4.050%, 12/01/38	12/27 at 100.00	AAA	3,807,721

6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,406,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	$3,003,066

955	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38 (Alternative Minimum Tax), 144A	1/28 at 100.00	N/R	920,467
77,485	Total Georgia			83,070,914

	Guam – 0.1%

4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,328,894

	Hawaii – 1.0%

5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA–(4)	5,256,201

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA–(4)	1,082,082

10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	A–	10,624,519

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,333,800
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,170,399
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	8,930,516
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	10,441,699

15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	15,458,343
59,280	Total Hawaii			63,297,559

	Idaho – 0.3%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	570,237

1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB–	1,041,160

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,802,808
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,002,246

12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB–	11,733,087
18,870	Total Idaho			19,149,538

	Illinois – 13.3%

2,215	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,154,353

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,715,588
2,550	0.000%, 1/01/31	7/23 at 68.94	A2	1,479,229
2,750	0.000%, 1/01/32	7/23 at 65.28	A2	1,508,567
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	2,070,680

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
$432	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	$420,163
447	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	432,915
964	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	928,130
1,052	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	989,238
973	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	929,341

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	568,971
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	590,779
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	931,981
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,348,122
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,376,266

29,475	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	33,556,108

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	N/R	2,000,244
1,000	5.000%, 4/01/42	4/27 at 100.00	N/R	1,060,210

1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	N/R	1,232,559

10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B+	12,707,547

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	B+	3,294,875
12,385	5.000%, 12/01/30	12/27 at 100.00	B+	12,862,689
5,270	5.000%, 12/01/34	12/27 at 100.00	B+	5,395,373

2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B+	2,688,686

3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	B+	3,715,308

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	B+	9,859,601
5,795	4.000%, 12/01/22	No Opt. Call	B+	5,830,292

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	B+	1,250,508
2,885	5.000%, 12/01/23	No Opt. Call	B+	3,018,922
2,300	5.000%, 12/01/24	No Opt. Call	B+	2,418,703

19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	22,770,696

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,790,549
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,459,703

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	6,229,587
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,605,546

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2018B:
$2,500	5.000%, 1/01/36	1/29 at 100.00	A	$2,859,325
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,417,480
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,538,440

17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	19,624,293

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
45	5.000%, 1/01/26	1/19 at 100.00	BBB+	45,060
60	5.000%, 1/01/27	1/19 at 100.00	BBB+	60,076

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,625	5.000%, 1/01/23	No Opt. Call	BBB+	6,995,006
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,057,444
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,737,924
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,076,886

1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,624,521

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA–	2,727,478
2,780	5.000%, 11/15/21	No Opt. Call	AA–	2,982,189
2,400	5.000%, 11/15/22	No Opt. Call	AA–	2,626,248

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA–	5,507,408
2,260	5.000%, 11/15/21	No Opt. Call	AA–	2,424,370

500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	493,015

	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	857,596
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	904,826
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,014,535
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,040,758

1,050	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,181,733

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA	3,187,080

2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA–	2,261,480

	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,419,272
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	10,013,600
33,995	4.000%, 2/15/41	2/27 at 100.00	AA+	34,299,255

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	14,939,641

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$475	5.000%, 9/01/26	9/24 at 100.00	AA+	$541,614
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,368,518
775	5.000%, 9/01/29	9/24 at 100.00	AA+	874,479
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,724,865
2,815	4.625%, 9/01/39	9/24 at 100.00	AA+	2,932,160
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,686,616

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23 (Pre-refunded 2/01/19)	2/19 at 100.00	Baa3 (4)	1,003,690

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa2	1,499,629
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa2	1,202,712
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa2	1,257,461

5,150	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	5,793,029

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,635,582
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,511,916
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,525,350

4,265	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A2 (4)	4,345,694

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,141,900
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,142,359
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,265,060

4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 5.750%, 4/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	BB (4)	4,115,600

2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	3/19 at 100.00	N/R	2,950,708

1,525	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,548,195

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,412,379
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,344,900

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,153,550

	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	A+	1,287,954
2,750	5.000%, 3/01/33	3/27 at 100.00	A+	3,071,530
1,650	5.000%, 3/01/34	3/27 at 100.00	A+	1,834,206
1,800	4.000%, 3/01/35	3/27 at 100.00	A+	1,826,244

1,510	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A, 1.375%, 11/15/22	7/21 at 100.00	AA	1,480,344

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds, Refunding Series 2018A:
$8,500	5.000%, 1/01/25 (WI/DD, Settling 1/10/19)	No Opt. Call	AA–	$9,774,320
14,270	5.000%, 1/01/26 (WI/DD, Settling 1/10/19)	No Opt. Call	AA–	16,649,665

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,222,960
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,352,219
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	4,892,984
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	4,920,671
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,295,560

12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	13,097,188

	Illinois State, General Obligation Bonds, November Series 2017D:
13,200	5.000%, 11/01/23	No Opt. Call	BBB	14,029,620
3,515	5.000%, 11/01/25	No Opt. Call	BBB	3,762,034
3,840	5.000%, 11/01/27	No Opt. Call	BBB	4,128,960
2,985	5.000%, 11/01/28	11/27 at 100.00	BBB	3,191,263

	Illinois State, General Obligation Bonds, Refunding Series 2010:
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,040,000
5,295	5.000%, 1/01/19	No Opt. Call	BBB	5,295,000

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	7,988,157
6,130	5.000%, 8/01/21	No Opt. Call	BBB	6,389,973
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,070,381
2,795	5.000%, 8/01/23	No Opt. Call	BBB	2,964,768
285	5.000%, 8/01/25	8/22 at 100.00	BBB	296,816

	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,927,024
12,210	4.000%, 1/01/22	No Opt. Call	BBB	12,420,378

	Illinois State, General Obligation Bonds, Series 2013:
4,220	5.500%, 7/01/25	7/23 at 100.00	BBB	4,560,892
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	2,972,244
1,000	5.500%, 7/01/27	7/23 at 100.00	BBB	1,073,470

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,765	5.000%, 12/01/21	No Opt. Call	AA–	1,916,596
3,345	5.000%, 12/01/22	No Opt. Call	AA–	3,718,001
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,486,846

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
6,795	5.000%, 12/01/31	1/26 at 100.00	AA–	7,683,310
7,840	5.000%, 12/01/32	1/26 at 100.00	AA–	8,849,086

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,126,070
6,010	5.000%, 1/01/37	1/24 at 100.00	AA–	6,622,299

11,570	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,111,934

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	11,724,637

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
$6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	$7,894,606
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,211,249
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	5,375,894

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	2,347,681
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (4)	359,718
1,210	9.000%, 1/01/25 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,665,625

	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA	5,569,200
3,465	5.000%, 2/01/35	2/26 at 100.00	AA	3,850,204

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,691,623
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,321,832
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,862,749
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	1,946,887
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,040,350

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,054,115

	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28 – BAM Insured	12/25 at 100.00	AA	2,697,616
2,500	5.000%, 12/01/29 – BAM Insured	12/25 at 100.00	AA	2,768,800

1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,682,280

	McCook, Cook County, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	3/19 at 100.00	A–	500,800
1,000	5.100%, 12/01/28	3/19 at 100.00	A–	1,001,670

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
4,795	5.000%, 12/15/28	6/22 at 100.00	BBB	4,965,175
1,700	0.000%, 12/15/51	No Opt. Call	BBB	333,472

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BBB	997,238
9,045	0.000%, 12/15/42	No Opt. Call	BBB	4,989,765
6,000	0.000%, 12/15/47	No Opt. Call	BBB	3,299,580

28,425	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	17,954,651

	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
484	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	481,217
484	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	480,549
387	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	383,664
678	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	666,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	$1,889,276

1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,624,650

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	321,414
325	5.000%, 10/01/24	10/22 at 100.00	Baa1	355,319

7,785	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	8,307,296

12,395	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	13,438,411

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,900	5.000%, 6/01/25	No Opt. Call	A	4,427,163
5,000	5.000%, 6/01/26	No Opt. Call	A	5,731,450
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,419,490

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,298,306
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,086,498
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,936,704

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	367,416
370	5.000%, 10/01/22	10/19 at 100.00	AA	378,651

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	652,608
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	747,067

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,153,719
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,024,449

2,645	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,660,500

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,621,403
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,420,216
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,042,732

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,367,654
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,010,582

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
$9,760	5.000%, 1/01/22	No Opt. Call	Aa2	$10,541,874
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,704,222
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,699,264
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,810,832

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Ba1	3,524,402

5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,550,700

4,890	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	A–	5,139,537

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,363,855
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,051,464
805,787	Total Illinois			837,206,122

	Indiana – 3.3%

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,000,000
435	5.000%, 1/01/20	No Opt. Call	AA	448,877
1,035	5.000%, 7/01/20	No Opt. Call	AA	1,083,935
500	5.000%, 1/01/21	No Opt. Call	AA	531,205

3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,758,790

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	A	1,147,266
500	5.000%, 10/01/29	10/23 at 100.00	A	542,280

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,626,520

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,782,883

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	789,539
620	5.000%, 10/01/23	No Opt. Call	AA	698,380
625	5.000%, 10/01/24	No Opt. Call	AA	716,025
1,320	5.000%, 10/01/25	10/24 at 100.00	AA	1,523,003
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,966,996

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	AA–	8,198,000

1,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	1,051,549

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	3,138,685
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	2,859,057

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	$3,045,140

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,674,450

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,907,645
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,219,600

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,240	5.000%, 8/15/26	No Opt. Call	AA	14,433,653
6,620	5.000%, 8/15/27	No Opt. Call	AA	7,889,981

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	566,485
720	5.000%, 10/01/28	10/24 at 100.00	A	814,500
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,127,830
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,523,826
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,357,933

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	BBB+	3,011,596

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Ba1	1,741,196
940	5.000%, 4/01/22	No Opt. Call	Ba1	991,108
2,015	5.000%, 4/01/24	4/22 at 100.00	Ba1	2,126,470

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.500%, 2/01/19	No Opt. Call	N/R	500,975
500	4.500%, 8/01/19	No Opt. Call	N/R	507,110
500	4.750%, 2/01/20	No Opt. Call	N/R	514,420
500	4.750%, 8/01/20	No Opt. Call	N/R	508,885
250	4.750%, 2/01/21	No Opt. Call	N/R	255,298
500	4.750%, 8/01/21	No Opt. Call	N/R	512,905
500	5.000%, 2/01/22	No Opt. Call	N/R	518,290
500	5.000%, 8/01/22	2/22 at 100.00	N/R	517,995
500	5.000%, 8/01/23	2/22 at 100.00	N/R	516,670
500	5.000%, 2/01/24	2/22 at 100.00	N/R	513,165

33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A–	36,252,479

640	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	3/19 at 100.00	N/R (4)	699,597

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,179,194
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,137,760
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,041,545
1,750	5.000%, 2/01/29	8/24 at 100.00	A	1,966,720
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,015,063

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	$27,158,181

20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23) (Alternative Minimum Tax)	No Opt. Call	A1	22,454,025
186,035	Total Indiana			205,064,680

	Iowa – 1.4%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,063,091
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,094,760
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,283,536
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,098,320
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,138,663
1,000	5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,050,940

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,943,112
1,890	5.000%, 1/01/24 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,006,821
1,520	5.000%, 1/01/25 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,613,951
1,000	5.000%, 1/01/26 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,061,810

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA–	10,728,600

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,588,874
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,546,671

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
8,210	5.500%, 12/01/22	3/19 at 100.00	B	8,218,374
1,925	5.250%, 12/01/25	12/23 at 100.00	B	2,041,828

4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	12/19 at 104.00	B	5,012,507

6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B	6,750,235

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,323,625

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,076,340

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,155	5.375%, 6/01/38	3/19 at 100.00	B+	13,155,921
2,350	5.500%, 6/01/42	3/19 at 100.00	B+	2,349,882
30	5.625%, 6/01/46	3/19 at 100.00	B	29,998

1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/19 at 100.00	BB–	1,940,640
84,975	Total Iowa			89,118,499

	Kansas – 0.7%

14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	14,672,879

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	$11,013,420

355	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	363,186

	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
2,150	5.500%, 11/15/23	11/19 at 100.00	AA	2,214,457
50	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	51,504

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	3/19 at 100.00	Aa3	1,854,218

10,165	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,019,165

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A+	2,063,623
660	5.000%, 9/01/22	No Opt. Call	A+	727,089
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,689,964
44,305	Total Kansas			45,669,505

	Kentucky – 1.6%

3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	3,400,704

1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,798,895

10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory put 11/10/21)	No Opt. Call	BBB+	10,044

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,418,880

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,474,057
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,631,026

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
3,800	5.000%, 12/01/35	6/22 at 100.00	BBB+	4,004,174
10,130	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	11,158,803

2,105	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,105,232

	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Baa3	1,113,399
1,060	5.000%, 8/01/26	No Opt. Call	Baa3	1,179,165
1,110	5.000%, 8/01/27	8/26 at 100.00	Baa3	1,229,303
1,165	5.000%, 8/01/28	8/26 at 100.00	Baa3	1,285,298
1,230	5.000%, 8/01/29	8/26 at 100.00	Baa3	1,350,983
2,935	5.000%, 8/01/37	8/26 at 100.00	Baa3	3,121,196

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
$965	6.000%, 3/01/22	3/21 at 100.00	Baa2	$1,031,797
1,015	6.250%, 3/01/23	3/21 at 100.00	Baa2	1,091,653
1,115	6.250%, 3/01/24	3/21 at 100.00	Baa2	1,196,529

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
290	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	315,178
305	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	333,087
340	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	371,311

8,500	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory put 4/01/24)	1/24 at 100.37	A3	8,892,530

12,890	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory put 1/01/25)	10/24 at 100.24	A1	13,640,327

11,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory put 6/01/25)	3/25 at 100.19	A3	11,548,900

	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
2,680	3.000%, 10/01/33 – BAM Insured	4/26 at 100.00	AA	2,592,739
6,880	3.000%, 10/01/34	4/26 at 100.00	AA	6,595,168
7,100	3.125%, 10/01/37	4/26 at 100.00	AA	6,745,426
94,225	Total Kentucky			98,635,804

	Louisiana – 2.5%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	5,035,000

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,077,360
540	5.000%, 2/01/24	No Opt. Call	AA	610,594
800	5.000%, 2/01/25	No Opt. Call	AA	918,912

585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB	573,224

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	523,241

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,490	5.000%, 6/01/25	No Opt. Call	A1	20,323,555
16,740	5.000%, 6/01/26	No Opt. Call	A1	19,678,540

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA–	2,557,134
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,187,725
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,230,940

30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/19 (7)	No Opt. Call	N/R	—

15,990	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	15,211,927

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	$1,071,420

3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,190,259

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
1,055	5.000%, 5/15/30	5/26 at 100.00	A3	1,187,550
3,410	5.000%, 5/15/32	5/26 at 100.00	A3	3,802,764
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,053,706

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	29,550
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	35,459
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	47,279

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,265	5.000%, 5/15/28	5/27 at 100.00	A3	1,452,954
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,144,590
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,312,865
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	1,976,818
3,210	5.000%, 5/15/42	5/27 at 100.00	A3	3,462,242

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA–	1,152,081
2,840	5.000%, 7/01/29	7/23 at 100.00	AA–	3,160,494
5,000	5.000%, 7/01/31	7/23 at 100.00	AA–	5,517,100
3,835	5.000%, 7/01/32	7/23 at 100.00	AA–	4,226,477

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,292,894
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,614,822
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,428,000

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA–	4,248,841
3,940	5.000%, 12/01/20	No Opt. Call	AA–	4,150,593
5,400	5.000%, 12/01/21	No Opt. Call	AA–	5,841,504

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA–	1,106,740
870	5.000%, 12/01/23	No Opt. Call	AA–	982,361
1,020	5.000%, 12/01/24	No Opt. Call	AA–	1,173,204
480	5.000%, 12/01/25	No Opt. Call	AA–	559,032
775	5.000%, 12/01/27	12/25 at 100.00	AA–	896,721

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,248,792
250	5.000%, 6/01/24	No Opt. Call	A	282,253
500	5.000%, 6/01/25	6/24 at 100.00	A	567,220
500	5.000%, 6/01/26	6/24 at 100.00	A	564,505
600	5.000%, 6/01/27	6/24 at 100.00	A	674,496
360	5.000%, 6/01/28	6/24 at 100.00	A	403,340
570	5.000%, 6/01/29	6/24 at 100.00	A	636,490

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$385	5.000%, 6/01/30	6/25 at 100.00	A	$431,743
775	5.000%, 6/01/32	6/25 at 100.00	A	863,815
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,111,520
1,040	5.000%, 6/01/35	6/25 at 100.00	A	1,148,337

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A–	539,345

6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,853,273
141,445	Total Louisiana			154,371,601

	Maine – 0.3%

1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,147,597

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,185	4.000%, 7/01/41	7/26 at 100.00	BBB	4,058,027
5,580	4.000%, 7/01/46	7/26 at 100.00	BBB	5,311,546

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,069,820
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,105,563

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
225	4.000%, 7/01/20	No Opt. Call	BBB+	231,089
290	5.000%, 7/01/22	No Opt. Call	BBB+	315,230
16,230	Total Maine			16,238,872

	Maryland – 0.6%

	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,235	3.250%, 1/01/31	1/26 at 100.00	N/R	1,230,134
3,365	5.000%, 1/01/37	1/26 at 100.00	N/R	3,693,256

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,160	5.000%, 9/01/26	No Opt. Call	BBB–	1,307,540
1,760	5.000%, 9/01/27	No Opt. Call	BBB–	1,995,066
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB–	2,999,115

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA–	538,475
1,000	5.000%, 7/01/26	1/24 at 100.00	AA–	1,131,750
1,715	5.000%, 7/01/27	1/24 at 100.00	AA–	1,935,755

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	263,803

1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,164,470

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	835,095
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,494,260
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,819,917
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,197,640
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,716,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010:
$1,260	5.250%, 7/01/24	7/19 at 100.00	A	$1,278,850
740	5.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	752,691

7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	8,863,221

2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	5/19 at 100.00	N/R	2,060,913

1,505	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	N/R	1,462,288

1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	N/R	993,432
37,350	Total Maryland			40,734,152

	Massachusetts – 0.9%

1,305	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	Aa1	1,377,936

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	10,512,500

1,570	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	1,614,415

6,750	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37 (WI/DD, Settling 1/02/19)	1/20 at 100.00	A+	6,936,233

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BB+	913,256
680	5.000%, 7/01/27	7/24 at 100.00	BB+	740,506
925	5.000%, 7/01/28	7/24 at 100.00	BB+	1,003,431
960	5.000%, 7/01/29	7/24 at 100.00	BB+	1,038,394

4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	N/R	4,541,568

2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	3/19 at 100.00	N/R	2,373,839

1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,375,409

2,170	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33	7/28 at 100.00	A–	2,447,847

450	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/37	4/19 at 100.00	N/R	450,365

	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,237,691
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,414,381
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,003,752

4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	BBB+	4,146,300

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
$915	4.500%, 7/01/21	7/20 at 100.00	Baa2	$944,408
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,834,557
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,757,821

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	512,980
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,669,892

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A:
1,080	6.000%, 7/01/24	7/19 at 100.00	Baa2	1,100,336
1,940	6.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,981,186

2,485	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2014-171, 3.850%, 12/01/34	6/24 at 100.00	AA+	2,499,189

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	2/19 at 100.00	N/R	50,440
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	N/R	1,493,655
57,195	Total Massachusetts			58,972,287

	Michigan – 1.6%

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,577,982
2,650	0.000%, 7/01/23	No Opt. Call	BB	2,117,853
2,880	0.000%, 7/01/24	No Opt. Call	BB	2,169,850

355	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	A	402,847

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A	5,361,287

14,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2018A-1, 4.000%, 8/20/19	No Opt. Call	A-1+	14,180,460

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,627,013

2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,416,361

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,378,600

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,835,781

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,641,568

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,144,155

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
$1,000	5.000%, 9/01/26	3/24 at 100.00	A+	$1,123,920
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,237,540
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,845,376
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,185,002
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,525,000
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,499,179

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	5,087,092
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,116,126
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,060,166

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,195,050
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	5,909,432
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,567,050
94,765	Total Michigan			99,204,690

	Minnesota – 0.6%

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AAA	1,766,823

	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A–	994,430
1,085	5.000%, 2/15/37	2/28 at 100.00	A–	1,199,457
3,750	4.250%, 2/15/43	2/28 at 100.00	A–	3,761,100

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,935,169
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,221,099

3,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22 (WI/DD, Settling 1/02/19)	No Opt. Call	AAA	3,325,650

8,790	Minnesota State, General Obligation Bonds, Various Purpose Series 2016A, 5.000%, 8/01/20	No Opt. Call	AAA	9,231,082

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	445,132

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	707,701

2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA–	2,296,818

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1:
490	5.000%, 11/15/24	11/19 at 100.00	AA–	503,068
525	5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	539,233

6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	6,504,922

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$295	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	3/19 at 100.00	N/R	$295,829
34,840	Total Minnesota			36,727,513

	Mississippi – 0.4%

5,370	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/19 at 100.00	BBB+	5,380,740

8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory put 12/09/21)	No Opt. Call	A–	8,203,677

8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	10,130,959
22,430	Total Mississippi			23,715,376

	Missouri – 0.6%

1,455	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	1,644,586

1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,137,697

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,012,570

1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,557,368

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	220,854

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,449,353

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB	430,619

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,491,244
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,842,392
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,107,780

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,597,038

17,305	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A2	17,610,952

1,175	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	1,317,786
34,535	Total Missouri			36,420,239

	Montana – 0.6%

1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,720,890

35,045	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	34,726,091

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Montana (continued)

$550	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	$545,259

2,500	Montana Facility Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,574,725
39,595	Total Montana			39,566,965

	Nebraska – 1.2%

5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory put 1/01/24)	10/23 at 100.43	A3	5,455,400

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,162,329

9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	9,866,400

665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA–	709,116

370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA–	411,954

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	735,000
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,028,610

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A–	6,269,151

	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	590,323
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,383,775
530	5.000%, 7/01/25	No Opt. Call	BBB	592,789
750	5.000%, 7/01/26	7/25 at 100.00	BBB	833,243
200	5.000%, 7/01/27	7/25 at 100.00	BBB	220,960
835	5.000%, 7/01/28	7/25 at 100.00	BBB	917,373
485	5.000%, 7/01/29	7/25 at 100.00	BBB	531,060
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,090,100
180	5.000%, 7/01/33	7/25 at 100.00	BBB	194,261

13,725	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C, 3.900%, 9/01/35	9/24 at 100.00	AA+	13,961,894

4,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	4,005,720

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,612,962
1,510	5.000%, 1/01/24	1/22 at 100.00	A+	1,638,743
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,030,418

645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	718,466

8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,009,520

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
$3,660	5.250%, 2/01/28	2/27 at 100.00	N/R	$3,983,581
1,355	5.250%, 2/01/29	2/27 at 100.00	N/R	1,468,942

8,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	7,829,600
73,260	Total Nebraska			77,251,690

	Nevada – 1.6%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,175,400
1,050	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A+	1,154,233
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,088,013

8,220	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	8,827,540

21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	21,751,386

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,678,618
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,129,832

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,661,925
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,070,010
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,306,435

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	AA+	2,332,676
1,545	5.000%, 6/01/25	6/22 at 100.00	AA+	1,691,713
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,185,100

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
85	4.000%, 6/01/19	No Opt. Call	N/R	85,355
50	4.000%, 6/01/20	No Opt. Call	N/R	50,685
340	5.000%, 6/01/22	No Opt. Call	N/R	358,268

4,685	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,179,830

11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,201,779

12,065	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory put 6/01/22)	No Opt. Call	A+	12,316,435

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,512,095
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,062,873

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43 (Pre-refunded 2/01/19)	2/19 at 100.00	AA (4)	1,513,896
96,780	Total Nevada			102,334,097

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.1%

$895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A+	$910,170

5,725	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Refunding Series 2009, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+ (4)	5,808,757

1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	Baa1	1,979,159

845	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A–	833,880
9,305	Total New Hampshire			9,531,966

	New Jersey – 5.6%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,720,600
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,121,358

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,039,931

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
5,555	5.000%, 6/15/19	No Opt. Call	BBB+	5,622,660
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,123,308
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	14,821,265
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,659,834
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,189,584
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,720,439
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,177,057
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,133,734
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,325,350
950	4.250%, 6/15/27	6/22 at 100.00	BBB+	985,473
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,896,349

75	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.125%, 6/15/39 – BAM Insured	12/28 at 100.00	AA	76,317

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,460,052
2,215	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,398,734

9,595	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	9,527,163

25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A–	27,450,500

6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	6,316,440

350	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A–	308,872

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB–	$1,083,730

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,415	3.500%, 12/01/29 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	4,445,287
11,705	3.750%, 12/01/31 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	11,865,007
11,975	4.000%, 12/01/32 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	12,318,563
5,000	3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	5,027,150

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
6,145	5.000%, 6/15/24	No Opt. Call	A+	6,820,581
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,308,478
9,395	5.000%, 6/15/30	6/26 at 100.00	A+	10,383,354
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	11,586,791

1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A–	847,037

5,240	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003B, 5.250%, 12/15/19	No Opt. Call	A–	5,383,366

10,630	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	11,667,701

4,950	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A–	5,237,743

11,230	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/16/36	6/21 at 100.00	BBB+	11,746,580

14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A–	15,082,480

20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A–	20,961,338

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A–	1,965,316
1,850	5.250%, 6/15/34	6/25 at 100.00	A–	2,008,748

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
2,000	5.000%, 12/15/23	No Opt. Call	A–	2,195,240
8,010	4.250%, 12/15/38	12/28 at 100.00	A–	7,999,106

5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	5,898,670

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,525,227
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,971,063

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
3,500	5.000%, 6/01/28	No Opt. Call	A–	3,983,980
3,080	5.000%, 6/01/30	6/28 at 100.00	A–	3,466,047
6,560	5.000%, 6/01/31	6/28 at 100.00	A–	7,348,578
6,000	5.000%, 6/01/35	6/28 at 100.00	A–	6,609,960
8,240	4.000%, 6/01/37	6/28 at 100.00	A–	8,060,945

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
$25,600	3.200%, 6/01/27	No Opt. Call	BBB+	$25,637,120
2,770	5.000%, 6/01/46	6/28 at 100.00	BBB	2,795,567
332,740	Total New Jersey			350,305,773

	New Mexico – 0.3%

5,255	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	5,262,935

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa2	15,086,264
20,105	Total New Mexico			20,349,199

	New York – 4.9%

4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,239,736

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	340,437
500	5.000%, 1/01/25	No Opt. Call	A+	576,400

5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,199,973

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB–	2,159,673
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB–	1,598,926
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB–	1,467,232
1,500	5.000%, 12/01/32, 144A	6/27 at 100.00	BBB–	1,664,970

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,437,186

	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,055	5.000%, 5/15/24	5/22 at 100.00	AA	11,039,083
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,168,282

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	101,574
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	947,960

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,011,766

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
200	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	201,636
90	5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	N/R (4)	90,791
135	5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	136,187
545	5.250%, 4/01/21 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	549,791
1,745	5.500%, 4/01/22 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,761,386
260	5.000%, 4/01/23 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	262,127
415	6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	419,652

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	$1,350,942

11,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J, 5.000%, 5/15/20	No Opt. Call	SP-1	11,428,120

12,115	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	SP-1	12,899,446

14,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018C Subseries 2018C-2, 5.000%, 9/01/21	No Opt. Call	SP-1	15,425,504

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A–	716,734
2,455	5.000%, 7/01/32	7/24 at 100.00	A–	2,661,883

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	A–	1,659,735
1,000	5.000%, 7/01/29	7/24 at 100.00	A–	1,101,150

	New York City Housing Development Corp:
3,500	5.550%, 11/01/39	5/19 at 100.00	AA+	3,540,810
7,155	5.700%, 11/01/46	5/19 at 100.00	AA+	7,242,649

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	10,187,600

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	21,000,400

6,995	New York City, New York, General Obligation Bonds, Fiscal 2018 Series A, 5.000%, 8/01/19	No Opt. Call	AA	7,126,226

	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	909,135
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,017,060

10,810	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	10,925,451

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	2,215,140
15,510	4.000%, 1/01/36 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	15,521,632

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
2,005	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	2,151,144
2,065	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	2,254,340

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,571,170
2,045	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,095,696
8,075	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,254,911
9,565	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	10,271,567
11,975	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	12,632,906
49,965	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	52,583,666

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,016,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$10,025	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	$11,414,866

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	845,824

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A–	2,694,303
2,695	5.000%, 7/01/29	7/24 at 100.00	A–	2,967,599
4,200	5.000%, 7/01/30	7/24 at 100.00	A–	4,595,850
2,100	5.000%, 7/01/31	7/24 at 100.00	A–	2,286,858
1,335	5.000%, 7/01/32	7/24 at 100.00	A–	1,447,500
3,080	5.000%, 7/01/33	7/24 at 100.00	A–	3,331,513
290,455	Total New York			306,720,838

	North Carolina – 0.6%

3,780	Chatham County, North Carolina, Limited Obligation Bonds, Series 2018, 3.125%, 11/01/35	11/28 at 100.00	AA+	3,624,037

605	Henderson County, North Carolina, Limited Obligation Bonds, Series 2018A, 3.375%, 6/01/37	6/28 at 100.00	AA	589,966

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	625,165

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	5,180,640
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	N/R (4)	10,670,713

1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	1,433,332

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,386,052

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 4.000%, 4/01/19	No Opt. Call	Aa3	201,106
33,285	Total North Carolina			35,711,011

	North Dakota – 1.0%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	128,838
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,331,326
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,043,798
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,594,370
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,073,650
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,172,636

2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,082,514

20,390	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	A–	21,419,287

470	North Dakota Board of Higher Education, Housing and Auxiliary Facilities Revenue Bonds, North Dakota State University, Series 2017A, 3.250%, 4/01/35	4/27 at 100.00	AA–	456,657

	North Dakota Board of Higher Education, Housing and Auxiliary Facilities Revenue Bonds, North Dakota State University, Series 2017B:
1,010	3.125%, 4/01/34	4/27 at 100.00	AA–	972,468
1,280	3.250%, 4/01/35	4/27 at 100.00	AA–	1,243,661

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
$3,065	5.000%, 6/01/28	No Opt. Call	BBB–	$3,454,408
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB–	3,350,430
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB–	1,375,725
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB–	3,796,193
12,480	5.000%, 6/01/38	6/28 at 100.00	BBB–	13,289,078
58,810	Total North Dakota			62,785,039

	Ohio – 4.4%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,047,554

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,295	5.375%, 6/01/24	3/19 at 100.00	B–	3,107,877
58,585	5.125%, 6/01/24	3/19 at 100.00	B–	54,717,804
11,965	5.875%, 6/01/30	3/19 at 100.00	B–	11,414,490
18,625	5.750%, 6/01/34	3/19 at 100.00	B–	17,748,135

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,749,861
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,832,207

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,560,308

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,250	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,428,950
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,717,928
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,501,614
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,235,400
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,005,560

18,635	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/32	10/28 at 100.00	AAA	22,480,146

470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	3/19 at 100.00	A–	471,349

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,842,540

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
870	4.000%, 10/01/19	No Opt. Call	Aa3	884,138
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,192,631
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,299,689
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,064,134

2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	2,043,300

1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19) (7)	No Opt. Call	N/R	973,000

11,630	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (7)	No Opt. Call	N/R	11,281,100

28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	19,974,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	$635,925

3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	2,508,950

250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (7)	No Opt. Call	N/R	173,750

1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (7)	No Opt. Call	N/R	989,400

735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28 (Alternative Minimum Tax), 144A	No Opt. Call	N/R	732,758

7,510	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,053,499

7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,396,340

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	24,773,237

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	8,808,312

8,760	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	9,498,994

8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (7)	No Opt. Call	N/R	5,907,500

3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	2,679,225

2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (7)	No Opt. Call	N/R	1,636,725

8,645	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20) (7)	No Opt. Call	N/R	6,008,275

1,945	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (7)	No Opt. Call	N/R	1,351,775

12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	12,912,672

2,715	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,753,444
289,775	Total Ohio			274,394,796

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma – 1.7%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
$2,290	4.500%, 9/01/21	No Opt. Call	AA–	$2,434,522
1,415	4.000%, 9/01/23	9/21 at 100.00	AA–	1,483,076

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,144,389
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,256,267
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,441,962

	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,705,847
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,612,434

	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,606,866
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,572,531

3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A–	3,119,445

	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,048,410
2,115	5.000%, 9/01/22	No Opt. Call	A	2,300,359
1,000	5.000%, 9/01/23	No Opt. Call	A	1,106,530
1,870	5.000%, 9/01/24	No Opt. Call	A	2,100,590
2,490	5.000%, 9/01/26	No Opt. Call	A	2,857,873

	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,515,686
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,821,488

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,045	5.000%, 8/15/33	8/28 at 100.00	Baa3	6,691,271
16,530	5.000%, 8/15/38	8/28 at 100.00	Baa3	17,742,641

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	812,993
500	3.000%, 9/01/23	No Opt. Call	A–	507,835
600	5.000%, 9/01/24	No Opt. Call	A–	672,312
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,708,792

3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,555,621

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,410	5.000%, 9/01/25	9/23 at 100.00	AA–	3,825,850
10,675	5.000%, 9/01/26	9/23 at 100.00	AA–	11,931,661

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
$6,150	5.000%, 9/01/25	No Opt. Call	AA–	$7,174,036
7,910	5.000%, 9/01/26	9/25 at 100.00	AA–	9,158,277
98,215	Total Oklahoma			108,909,564

	Oregon – 0.9%

1,750	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 0.000%, 6/15/38	No Opt. Call	AA+	1,883,648

1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (6)	6/27 at 100.00	Aa1	1,249,012

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,334,551

	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	No Opt. Call	AA+	928,720
1,500	0.000%, 6/15/35	No Opt. Call	AA+	788,460
1,000	0.000%, 6/15/37	No Opt. Call	AA+	475,650
1,450	0.000%, 6/15/39	No Opt. Call	AA+	624,747

5,800	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	5,871,224

15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory put 8/14/23)	No Opt. Call	A+	16,078,494

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,048,840

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,326,854

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	A+	3,879,463
1,925	5.000%, 5/15/33	5/26 at 100.00	A+	2,172,286
54,965	Total Oregon			54,661,949

	Pennsylvania – 5.3%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,110,040
10,000	4.000%, 4/01/37	4/28 at 100.00	A	10,045,600
6,000	4.000%, 4/01/38	4/28 at 100.00	A	5,967,780
1,000	4.000%, 4/01/44	4/28 at 100.00	A	964,470

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,105,150

1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,631,643

1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	834,000

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,990	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	$2,078,050

7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	5,400,150

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,333,397

1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,176,740

39,480	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	40,036,273

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,042,550
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,101,481

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
200	4.000%, 6/01/19	No Opt. Call	Ba1	200,844
410	5.000%, 6/01/22	No Opt. Call	Ba1	433,251
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	839,020
520	5.000%, 6/01/25	6/23 at 100.00	Ba1	548,564
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	391,112
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	487,237

12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory put 9/01/22)	No Opt. Call	A1	12,191,337

10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory put 8/15/22)	No Opt. Call	A1	10,202,822

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (4)	3,310,847

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,879,940

4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (7)	No Opt. Call	N/R	2,818,225

3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 6/01/19) (7)	No Opt. Call	N/R	2,401,225

2,410	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,489,699

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,252,566
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,562,847
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,548,173

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
$500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	$570,270
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,238,992
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,816,948
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,299,198
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,403,228

10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, 1.700%, 8/01/37 (Mandatory put 8/03/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,352,685

665	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B, 5.000%, 1/01/21	1/19 at 100.00	Aaa	666,064

19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	18,500,361

11,615	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	10,814,378

15,400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37	4/27 at 100.00	AA+	15,113,098

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34 (6)	No Opt. Call	AA–	1,920,860

16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	19,814,098

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,744,278
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,173,562
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	24,326,504

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,500	5.000%, 12/01/29	12/27 at 100.00	A3	2,848,500
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,589,898

5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	5,481,650

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,470	5.000%, 12/01/31	12/27 at 100.00	A3	3,904,999
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,524,703
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,025,400

12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	13,779,459

1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,141,260

3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,373,620

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,363,043

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,015	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	$3,162,916

	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
1,525	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A	1,546,640
3,100	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,229,239
1,250	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,334,813

2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,603,466

9,745	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.615%, 12/01/24 (3-Month LIBOR*67% reference rate + 0.78% spread) (8)	3/19 at 100.00	AA–	9,803,373

4,585	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	4,934,927

2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,232,305

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	A+	1,439,130
730	5.000%, 12/01/20	No Opt. Call	A+	769,719
1,105	5.000%, 12/01/21	No Opt. Call	A+	1,191,113
1,625	5.000%, 12/01/22	No Opt. Call	A+	1,790,100
1,705	5.000%, 12/01/23	6/23 at 100.00	A+	1,897,784
1,795	5.000%, 12/01/24	6/23 at 100.00	A+	1,993,168

	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012:
60	4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	60,929
105	4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	106,905

5,310	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A–	5,045,987
325,970	Total Pennsylvania			333,314,603

	Rhode Island – 0.3%

4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB– (4)	5,024,250

136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	3/19 at 14.05	CCC+	14,815,299
140,495	Total Rhode Island			19,839,549

	South Carolina – 0.9%

780	City of West Columbia, South Carolina, Water and Sewer System Improvement Revenue Bonds, Series 2018, 3.500%, 6/01/38	6/28 at 100.00	Aa3	763,815

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,349,019

	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,000	5.000%, 11/01/34	5/26 at 100.00	A1	1,099,560
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,281,723

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$6,550	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory put 2/01/24)	11/23 at 100.30	Aa2	$6,925,577

1,850	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012, 5.000%, 11/01/20	No Opt. Call	A+	1,949,752

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
7,500	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (4)	8,298,675
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (4)	1,410,775

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,015,337
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,083,531

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A+	3,287,074
8,280	5.000%, 12/01/50	6/25 at 100.00	A+	8,681,828

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
7,015	5.000%, 12/01/29	6/26 at 100.00	A+	7,807,765
3,835	5.000%, 12/01/31	6/26 at 100.00	A+	4,228,586

1,265	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,344,303
55,140	Total South Carolina			59,527,320

	South Dakota – 0.1%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	576,854
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,121,100

2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,755,377

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,024,230
4,935	Total South Dakota			5,477,561

	Tennessee – 1.8%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	3/19 at 100.00	BBB+	2,272,950

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,493,516

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,536,224

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,576,787
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,730,850
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	2,958,451

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
$1,400	4.000%, 1/01/22	No Opt. Call	A+	$1,473,052
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,508,462
1,300	4.000%, 1/01/23	No Opt. Call	A+	1,384,903
1,995	5.000%, 1/01/24	1/23 at 100.00	A+	2,204,275

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA	1,581,972
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,666,423
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,324,593

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA	4,543,718

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA	1,030,490
1,860	5.250%, 11/01/25	11/19 at 100.00	AA	1,908,862

8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,093,625

1,270	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	1,296,518

5,280	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	5,287,603

11,720	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	11,897,910

6,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory put 11/01/25)	8/25 at 105.00	A3	7,013,599

13,380	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,970,058

27,240	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	28,325,786
109,735	Total Tennessee			115,080,627

	Texas – 5.8%

1,085	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,208,386

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A–	3,628,513

3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A– (4)	3,731,279

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A–	2,146,424
1,390	5.000%, 1/01/33	7/25 at 100.00	A–	1,529,681
1,165	5.000%, 1/01/34	7/25 at 100.00	A–	1,277,784

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	A–	2,213,440
1,650	5.000%, 1/01/35	1/26 at 100.00	A–	1,815,264

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$865	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	$882,274

2,800	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	2,968,392

5,200	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa	5,546,216

9,295	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	9,688,643

	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009:
455	4.550%, 2/15/25	8/19 at 100.00	AA+	462,376
1,545	4.550%, 2/15/25 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	1,570,910

11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	BBB	12,992,445

7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	7,947,896

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	905,415
550	4.000%, 3/01/22	3/21 at 100.00	A–	568,178
800	4.000%, 3/01/23	3/21 at 100.00	A–	825,416
440	4.250%, 3/01/25	3/21 at 100.00	A–	456,091

1,825	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	12/22 at 100.00	A+	2,016,187

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
5,215	5.000%, 12/01/26	12/24 at 100.00	A+	5,930,237
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,553,402
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,378,060
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	6,857,239

5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,859,364

4,390	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	3/19 at 100.00	AA+ (4)	4,502,077

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,258,189
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,530,341
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,812,763

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 10.480%, 11/01/41, 144A (IF) (5)	11/21 at 100.00	AAA	2,774,882

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	311,759
425	5.000%, 11/15/23	No Opt. Call	A3	473,182

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
$4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	$5,510,126
4,565	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,189,355
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,635,949
12,040	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,581,602

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	A	2,305,140
2,380	5.000%, 7/01/20	No Opt. Call	A	2,487,124

5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,501,528

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,034,653
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,166,487

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	20,228,013
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,410,550

2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB	2,645,619

	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,562,620
2,500	5.000%, 11/15/33	11/28 at 100.00	Aa2	2,957,025

6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,562,080

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	7,336,240
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,394,701

2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	2,234,480

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,139,160
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,296,006
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,771,792
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,246,540
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,237,360

3,595	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	3,740,921

10,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2009, 5.500%, 5/15/36	5/19 at 100.00	A1	10,116,500

	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A	2,284,343
1,845	5.000%, 5/15/22	No Opt. Call	A	2,019,888

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,217,743
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,848,139

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (Alternative Minimum Tax), 144A	10/21 at 105.00	BB–	$2,751,759

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,380	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,847,477
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	5,223,766
3,930	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,349,449
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	7,774,778

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,370	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	2,675,137
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	11,265,324

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	9,398,984
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	5,473,238

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	3/19 at 100.00	AAA	871,975

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,161,869

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,416,430

50	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	No Opt. Call	AAA	50,120

3,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	AA+	3,066,810

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,388,800

4,750	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,040,273

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,607,403

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	17,672,525

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,900	4.000%, 8/15/19	No Opt. Call	A	2,936,743
3,015	4.000%, 8/15/20	No Opt. Call	A	3,109,430
3,135	4.000%, 8/15/21	No Opt. Call	A	3,242,844

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,629,115
334,625	Total Texas			362,238,638

	Utah – 0.2%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+ (4)	6,472,788

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	$3,694,441
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	2,212,240
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	2,505,362
13,950	Total Utah			14,884,831

	Virginia – 1.5%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	10,936,222

10,000	King George County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, King George Landfill, Inc. Project, Variable Rate Demand Series 2003A, 2.250%, 6/01/23 (Mandatory put 5/01/19) (Alternative Minimum Tax)	No Opt. Call	A–	9,993,200

9,785	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver Line Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	9,723,942

1,680	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	1,460,340

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	773,317

1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A–	1,155,659

710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	727,388

39,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	41,717,354

6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,249,953

8,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	8,630,278
89,450	Total Virginia			92,367,653

	Washington – 1.1%

2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA–	3,351,298

2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,507,099

6,000	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series 2018, 5.000%, 12/01/19	No Opt. Call	AA+	6,175,980

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	6,309,600

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,129,754
1,270	5.000%, 1/01/27	7/25 at 100.00	A+	1,448,613

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
$1,295	5.000%, 11/15/22	No Opt. Call	AA–	$1,433,746
2,020	5.000%, 11/15/24	5/24 at 100.00	AA–	2,297,104

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,000	5.000%, 10/01/30	10/28 at 100.00	AA–	4,734,520
2,750	5.000%, 10/01/31	10/28 at 100.00	AA–	3,234,495
3,010	5.000%, 10/01/32	10/28 at 100.00	AA–	3,523,566
2,600	5.000%, 10/01/33	10/28 at 100.00	AA–	3,026,868

	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	5,747,558
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB	5,475,650
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB	6,242,630

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,353,368

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,845	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,885,055
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,048,220

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,327,740

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,691,820
65,640	Total Washington			71,944,684

	West Virginia – 0.5%

5,120	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,942,285

10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,131,814

6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009A, 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	5,960,220

6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009B, 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	5,960,220

4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company – Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory put 4/01/22) (Alternative Minimum Tax)	No Opt. Call	A–	4,803,242

1,015	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,117,150
33,300	Total West Virginia			32,914,931

	Wisconsin – 2.9%

24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	27,078,632

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
$2,000	5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	$2,189,440
14,705	5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	15,824,933

5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,330,325

7,770	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	7,558,734

4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB–	4,485,416

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA–	347,787
470	5.000%, 4/01/22	No Opt. Call	AA–	512,211

	Wisconsin Health & Educational Facilities Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
720	5.000%, 12/01/26	11/24 at 100.00	AA–	816,192
3,890	5.000%, 12/01/27	11/24 at 100.00	AA–	4,393,949

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	AA (4)	1,098,887
14,400	5.000%, 7/15/27 (Pre-refunded 7/15/21) – AGM Insured	7/21 at 100.00	AA (4)	15,513,696

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	2,177,894

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B:
1,455	4.350%, 8/15/19 (ETM)	No Opt. Call	AA (4)	1,478,265
8,670	5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	AA (4)	9,023,823

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A–	5,332,700

420	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	424,843

2,715	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	2,881,728

1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	1,961,162

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,721,533

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	N/R	2,041,800

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA–	925,766
1,285	5.000%, 12/15/25	12/24 at 100.00	AA–	1,464,617

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
$855	6.000%, 5/01/27 (Pre-refunded 5/01/19)	5/19 at 100.00		N/R (4)	$867,107
8,145	6.000%, 5/01/27 (Pre-refunded 5/01/19)	5/19 at 100.00		Aa2 (4)	8,257,645
260	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00		N/R (4)	263,682
1,805	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00		Aa2 (4)	1,830,559
495	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00		N/R (4)	501,608
4,740	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00		Aa2 (4)	4,803,279
35,170	6.000%, 5/01/36 (Pre-refunded 5/01/19)	5/19 at 100.00		Aa2 (4)	35,668,007

5,715	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24	5/22 at 100.00		Aa1	6,289,357

85	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00		N/R (4)	93,456

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,110	5.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00		AA+ (4)	1,128,126
3,355	5.000%, 7/01/25 (Pre-refunded 7/01/19)	7/19 at 100.00		AA+ (4)	3,409,787
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)	7/19 at 100.00		AA+ (4)	4,065,320
175,935	Total Wisconsin				184,762,266

	Wyoming – 0.2%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00		BB+	5,743,375

6,960	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00		AA+	7,099,896
12,460	Total Wyoming				12,843,271
$6,037,757	Total Municipal Bonds (cost $5,927,325,237)				6,045,403,714

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$202	Las Vegas Monorail Company, Senior Interest Bonds, (9), (10)	5.500%	7/15/19	N/R	$133,066

57	Las Vegas Monorail Company, Senior Interest Bonds, (9), (10)	5.500%	7/15/55	N/R	27,982
$259	Total Corporate Bonds (cost $12,640)				161,048
	Total Long-Term Investments (cost $5,927,337,877)				6,045,564,762

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.4%

	MUNICIPAL BONDS – 2.4%

	National – 0.2%

$14,810	BB&T Municipal Trust Pool Tax Exempt Lease Certificates, Class C, Variable Rate Demand Obligations, Series 2018, 2.510%, 11/01/21 (SIFMA reference rate + 0.80% spread), 144A (8), (11)	No Opt. Call		A+	$14,810,000

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	National (continued)

$1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates, Class D, Variable Rate Demand Obligations, Series 2018, 2.710%, 11/01/23 (SIFMA reference rate + 1.00% spread), 144A (8), (11)	No Opt. Call	A+	$1,165,000
15,975	Total National			15,975,000

	Alabama – 0.5%

28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory put 12/12/23) (11)	No Opt. Call	A1	28,940,000

	Florida – 1.5%

49,150	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond Floater 2013-005, Variable Rate Demand Obligations, 1.940%, 5/01/37, 144A (11)	3/19 at 100.00	A-2	49,150,000

13,810	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond Floater 2013-DCL003, Variable Rate Demand Obligations, 1.940%, 9/25/24, 144A (11)	5/19 at 100.00	A-2	13,810,000

	Miami-Dade County School Board, Florida, Certificates of Participation, Variable Rate Demand Obligations, Series 2013:	No Opt. Call	A-2	4,195,000
4,195	1.940%, 5/01/31, 144A (11)
28,000	1.940%, 8/01/27, 144A (11)	5/19 at 100.00	A-2	28,000,000
95,155	Total Florida			95,155,000

	New Hampshire – 0.2%

12,370	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Variable Rate Demand Obligations, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory put 10/02/23) (11)	No Opt. Call	A–	12,474,032
$152,440	Total Short-Term Investments (cost $152,440,000)			152,544,032
	Total Investments (cost $6,079,777,877) – 98.5%			6,198,108,794
	Other Assets Less Liabilities – 1.5%			97,449,260
	Net Assets – 100%			$6,295,558,054

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$6,045,403,714	$—	$6,045,403,714
Corporate Bonds	—	—	161,048	161,048
Short-Term Investments:
Municipal Bonds	—	152,544,032	—	152,544,032
Total	$—	$6,197,947,746	$161,048	$6,198,108,794

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

Tax cost of investments	$6,072,589,230
Gross unrealized:
Appreciation	159,702,227
Depreciation	(34,182,663)
Net unrealized appreciation (depreciation) of investments	$125,519,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(7)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Variable rate security. The rate shown is the coupon as of the end of the period.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(11)

Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate

SIFMA	Securities Industry and Financial Market Association.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.4%

	MUNICIPAL BONDS – 97.4%

	Alabama – 2.2%

$9,790	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory put 12/01/23)	9/23 at 100.31	A3	$10,229,179

32,835	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa2	33,870,944

36,950	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory put 7/01/22)	4/22 at 100.52	Aa2	38,466,428

6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory put 3/24/20)	No Opt. Call	A1	5,961,720

19,970	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory put 6/01/24)	3/24 at 100.29	A3	20,899,204
105,545	Total Alabama			109,427,475

	Alaska – 0.4%

4,575	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	MIG2	4,609,724

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,796,271
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,899,219

1,360	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/19	No Opt. Call	A1	1,370,418

	Anchorage, Alaska, General Obligation Bonds, Schools Series 2013A:
1,710	5.000%, 8/01/21	No Opt. Call	AAA	1,846,749
1,795	5.000%, 8/01/22	No Opt. Call	AAA	1,987,873

940	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	3/19 at 100.00	Ba2	940,122

3,645	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,842,340
19,245	Total Alaska			20,292,716

	Arizona – 2.4%

2,975	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,044,555

120	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	125,618

16,775	Chandler Industrial Development Authority, Arizona, Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory put 8/14/23)	No Opt. Call	A+	16,921,278

1,625	Chandler Industrial Development Authority, Arizona, Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory put 8/14/23) (Alternative Minimum Tax)	No Opt. Call	A+	1,631,289

1,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	1,732,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,220	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding AMT Series 2017A, 1.800%, 9/01/32 (Mandatory put 5/21/20) (Alternative Minimum Tax)	No Opt. Call	A+	$2,203,150

1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory put 5/21/20)	No Opt. Call	A+	1,189,260

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
335	5.000%, 7/01/19	No Opt. Call	AAA	340,253
575	5.000%, 7/01/20	No Opt. Call	AAA	601,577
765	5.000%, 7/01/21	No Opt. Call	AAA	821,732

29,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory put 9/01/24) (WI/DD, Settling 1/03/19)	No Opt. Call	A2	32,657,190

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	10,936,420

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	505,465
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	593,400
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,645,081
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	800,385

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa3	1,382,890

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,471,027
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,338,853
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,196,631

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,597,163
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,436,103

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,217,295

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,622,283
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,580,902

295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	304,697

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,305	5.000%, 8/01/22	No Opt. Call	AA	1,440,459
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,255,580
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,294,660

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,147,330

6,665	The Industrial Development Authority of the County of Maricopa, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory put 10/18/24)	No Opt. Call	AA–	7,627,559
113,265	Total Arizona			121,662,285

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas – 0.5%

$8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	$9,567,813

	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017:
1,000	5.000%, 3/01/19	No Opt. Call	A	1,004,800
1,200	5.000%, 3/01/20	No Opt. Call	A	1,240,380
1,400	5.000%, 3/01/21	No Opt. Call	A	1,483,776

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/19	No Opt. Call	A+	507,690
670	5.000%, 7/01/21	No Opt. Call	A+	717,315

	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
890	4.000%, 7/01/19	No Opt. Call	N/R	891,513
995	4.000%, 7/01/20	No Opt. Call	N/R	1,000,164
1,020	4.000%, 7/01/21	No Opt. Call	N/R	1,027,222
1,075	4.000%, 7/01/22	No Opt. Call	N/R	1,077,086
1,180	5.250%, 7/01/27	7/23 at 100.00	N/R	1,183,741
470	5.250%, 7/01/28	7/23 at 100.00	N/R	470,931

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	552,380
1,740	5.000%, 12/01/23	No Opt. Call	A+	1,958,683
2,110	5.000%, 12/01/24	No Opt. Call	A+	2,415,612
23,355	Total Arkansas			25,099,106

	California – 2.8%

7,965	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory put 10/01/25)	10/25 at 100.00	AA–	7,826,170

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,092,360

3,350	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	N/R	3,026,524

4,050	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	N/R	3,658,932

19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (Alternative Minimum Tax)	6/28 at 100.00	AA	18,977,818

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A–	1,696,147
2,600	5.000%, 2/01/23	No Opt. Call	A–	2,878,122
1,920	5.000%, 2/01/24	No Opt. Call	A–	2,167,066
1,700	5.000%, 2/01/25	No Opt. Call	A–	1,949,577
2,000	5.000%, 2/01/26	No Opt. Call	A–	2,325,280
1,500	5.000%, 2/01/27	No Opt. Call	A–	1,760,745

5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 20017A, 2.000%, 12/01/44 (Mandatory put 12/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	4,951,750

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,392,795

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	$6,007,599

6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,447,728

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
260	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	264,849
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	127,331

14,025	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	AA–	14,186,147

16,995	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	3/19 at 100.00	N/R	16,999,419

765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A–	873,156

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,350	5.000%, 1/01/19	No Opt. Call	BBB	2,350,000
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,514,880
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,676,843

5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	4,937,850

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	534,240

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	AA	5,495,100

2,765	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,088,256

2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,140,937

2,960	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (4)	3,093,910

90	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	101,282

3,545	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA	4,150,096

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,332,739
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,256,152
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,227,914
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,081,352
137,910	Total California			140,591,066

	Colorado – 1.8%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	2,853,647

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	794,062
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,052,760
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,516,399

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/20	No Opt. Call	BBB	$1,035,420

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,282,194

16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	BBB+	18,118,776

3,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	3/19 at 100.00	BBB+	3,035,618

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
7,575	5.000%, 2/01/19	No Opt. Call	BBB+	7,590,983
5,205	5.000%, 2/01/20	No Opt. Call	BBB+	5,357,038
4,830	5.000%, 2/01/21	No Opt. Call	BBB+	5,089,999

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
500	4.000%, 6/01/19	No Opt. Call	A–	503,525
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,021,630
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,114,800
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,476,686
500	5.000%, 6/01/23	No Opt. Call	A–	547,075

250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	250,113

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
294	3.500%, 12/01/21	No Opt. Call	N/R	297,275
530	4.500%, 12/01/27	12/22 at 103.00	N/R	541,989

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A+	1,541,055

13,090	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	14,916,186

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,060	5.000%, 9/01/19	No Opt. Call	A	1,080,193
1,175	5.000%, 9/01/20	No Opt. Call	A	1,226,183

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
1,765	3.625%, 12/01/21	No Opt. Call	N/R	1,794,740
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,811,778

5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc. Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory put 10/03/22)	No Opt. Call	A	5,581,155
87,179	Total Colorado			92,431,279

	Connecticut – 3.1%

12,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2013A, 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	11,951,160

6,925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 2.050%, 7/01/35 (Mandatory put 7/12/21)	No Opt. Call	AAA	6,948,753

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

$19,740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	$19,659,658

4,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory put 7/01/22)	No Opt. Call	AAA	5,135,135

22,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/37 (Mandatory put 7/01/20)	No Opt. Call	AAA	23,016,840

27,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33	No Opt. Call	AAA	27,679,502

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33	No Opt. Call	AAA	18,086,606

	Connecticut State, General Obligation Bonds, Refunding Series 2018B:
5,220	5.000%, 4/15/21	No Opt. Call	A1	5,533,983
7,115	5.000%, 4/15/22	No Opt. Call	A1	7,693,094

	Connecticut State, General Obligation Bonds, Refunding Series 2018C:
8,000	3.000%, 6/15/19	No Opt. Call	A1	8,042,000
1,320	5.000%, 6/15/22	No Opt. Call	A1	1,432,055

	Connecticut State, General Obligation Bonds, Refunding Series 2018F:
1,025	5.000%, 9/15/20	No Opt. Call	A1	1,075,410
600	5.000%, 9/15/21	No Opt. Call	A1	642,318

490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	532,042

5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	A+	5,252,200

	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
580	5.000%, 10/01/20	No Opt. Call	A+	609,255
1,605	5.000%, 10/01/22	No Opt. Call	A+	1,759,561
1,530	5.000%, 10/01/23	No Opt. Call	A+	1,705,139

240	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	A–	243,684

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	1,936,429
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,089,840

890	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA–	984,002

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
395	3.000%, 12/15/19	No Opt. Call	AA–	398,733
525	5.000%, 12/15/21	No Opt. Call	AA–	568,013

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,265,680
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,175,800
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,081,470
154,660	Total Connecticut			158,498,362

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
$1,905	5.000%, 7/01/19	No Opt. Call	BBB+	$1,926,946
2,000	5.000%, 7/01/20	No Opt. Call	BBB+	2,066,340
275	5.000%, 7/01/21	No Opt. Call	BBB+	289,548
4,180	Total Delaware			4,282,834

	District of Columbia – 1.3%

16,090	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/24	12/19 at 100.00	AAA	16,542,612

10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30	12/21 at 100.00	AAA	10,752,900

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,165	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	8,969,824
10,830	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	AA–	12,121,261
8,875	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	10,090,697
7,240	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	AA–	8,337,294

1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA–	1,381,044
62,400	Total District of Columbia			68,195,632

	Florida – 4.7%

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	5,667,700
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	5,737,750
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,609,300
4,110	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	4,648,533

	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,080	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,134,475
1,585	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,703,827
1,000	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	A+	1,116,370

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
960	1.650%, 9/01/19 – AGM Insured	No Opt. Call	AA	956,928
935	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	926,763
960	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	946,781
1,225	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,201,100

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,172,902
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	19,536,237
10,480	5.000%, 6/01/25	12/24 at 100.00	AA	12,029,049

395	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/19	No Opt. Call	AA	400,096

2,095	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	2,093,743

5,000	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,667,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,010	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	$5,117,565

5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,183,878

2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,792,210

4,515	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2010E, 5.000%, 6/01/19	No Opt. Call	AAA	4,575,682

42,190	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47 (Mandatory put 1/01/28) (Alternative Minimum Tax), 144A	3/19 at 105.00	N/R	43,521,516

2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,330,246

	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
1,020	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	1,106,139
3,120	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,543,072
2,725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,187,705
2,295	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,712,552
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,380,564
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,354,535
2,310	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,703,970

2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,663,067

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax), 144A	6/20 at 100.00	BBB+	361,418

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,040	5.000%, 7/01/20	No Opt. Call	A+	3,180,053
2,315	5.000%, 7/01/21	No Opt. Call	A+	2,483,162
1,805	5.000%, 7/01/22	No Opt. Call	A+	1,983,045
4,000	5.000%, 7/01/23	No Opt. Call	A+	4,493,200

2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A+	2,861,438

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,790	5.000%, 4/01/19	No Opt. Call	AA	1,804,374
1,880	5.000%, 4/01/20	No Opt. Call	AA	1,952,230

5,280	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A+	5,489,141

10,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27 (Mandatory put 10/01/20)	No Opt. Call	AA	10,500,900

	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,330,040
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	10,673,366

85	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	91,964

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,915	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	$5,321,815

	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	AA–	578,479
500	5.000%, 9/01/22	No Opt. Call	AA–	550,455
510	5.000%, 9/01/23	No Opt. Call	AA–	573,398

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA–	1,373,658
440	5.000%, 8/15/22	No Opt. Call	AA–	482,918
1,760	5.000%, 8/15/23	No Opt. Call	AA–	1,970,250
2,000	5.000%, 8/15/24	No Opt. Call	AA–	2,277,300
5,500	5.000%, 8/15/25	No Opt. Call	AA–	6,355,360

5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,793,003

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,544,639
865	5.000%, 9/01/20	No Opt. Call	A+	906,875
785	5.000%, 9/01/21	No Opt. Call	A+	844,440

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A–	578,839

335	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	328,518

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	93,642

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/19 (6)	No Opt. Call	N/R	2

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	3/19 at 84.41	N/R	366,114

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	3/19 at 69.45	N/R	182,792

305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	3/19 at 100.00	N/R	3
221,620	Total Florida			239,048,086

	Georgia – 1.8%

15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A–	14,744,463

	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2012:
7,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	A–	6,979,700
3,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	A–	2,991,300

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A–	2,998,710

3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	2,991,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	$1,683,922

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory put 12/11/20)	No Opt. Call	Baa1	7,935,440

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20 (Pre-refunded 5/01/19)	5/19 at 100.00	AAA	11,564,810

10,580	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	12,154,727

4,355	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,101,839

6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28 (WI/DD, Settling 1/02/19)	2/26 at 100.00	AAA	7,104,557

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory put 12/11/20)	No Opt. Call	A3	1,983,860

3,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.400%, 6/01/49 (Mandatory put 9/19/19)	No Opt. Call	A2	3,726,038

3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA–	3,073,905

5,270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.500%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	A	5,270,053

580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.000%, 10/01/20	No Opt. Call	Baa2	604,679
87,760	Total Georgia			90,909,693

	Hawaii – 0.7%

17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	A–	16,875,106

	Hawaii State, General Obligation Bonds, Series 2013EH:
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	7,387,040
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	70,096

1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	1,490,805

5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	6,811,773

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,508,211
33,425	Total Hawaii			35,143,031

	Idaho – 0.8%

	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A–	5,133,015
6,020	5.000%, 3/01/26	No Opt. Call	A–	6,945,515
4,320	5.000%, 3/01/27	No Opt. Call	A–	5,029,517
4,815	5.000%, 3/01/29	9/28 at 100.00	A–	5,599,749
4,880	5.000%, 3/01/31	9/28 at 100.00	A–	5,613,610

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

$12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB–	$12,642,022
37,470	Total Idaho			40,963,428

	Illinois – 11.4%

	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
250	4.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	250,385
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	255,140
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	258,468
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	606,837
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,459,119
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,653,200

	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
535	5.000%, 11/01/20 (ETM)	No Opt. Call	N/R (4)	554,752
2,645	5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	2,798,436

422	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	410,606

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
320	1.500%, 3/01/19 – BAM Insured	No Opt. Call	AA	319,472
392	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	388,405
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	234,827
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	469,958
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	287,035

19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B+	22,678,617

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
5,000	5.000%, 12/01/19	No Opt. Call	B+	5,087,250
7,080	5.000%, 12/01/20	No Opt. Call	B+	7,290,347
8,340	5.000%, 12/01/21	No Opt. Call	B+	8,666,761
12,000	5.000%, 12/01/22	No Opt. Call	B+	12,505,080

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,000	4.000%, 12/01/20	No Opt. Call	B+	6,068,160
3,205	4.000%, 12/01/22	No Opt. Call	B+	3,224,518

4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	B+	5,002,032

1,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,027,590

5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	5,269,700

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	2,839,275
1,885	5.000%, 1/01/21	No Opt. Call	A	1,998,062

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
40	5.000%, 1/01/26	1/19 at 100.00	BBB+	40,054
60	5.000%, 1/01/27	1/19 at 100.00	BBB+	60,076

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$6,230	5.000%, 1/01/23	No Opt. Call	BBB+	$6,577,945
7,380	5.000%, 1/01/24	No Opt. Call	BBB+	7,824,202
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,487,155
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	1,969,830

2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,097,718

	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,119,260
1,800	5.000%, 12/01/25 – BAM Insured	12/24 at 100.00	AA	2,029,986

2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,141,074

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA–	4,996,430

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA–	3,701,170
3,000	5.000%, 11/15/33	11/22 at 100.00	AA–	3,161,310

2,940	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/19	No Opt. Call	AA–	3,013,030

	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
1,000	0.000%, 12/15/26	No Opt. Call	Aa1	807,980
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	817,225

375	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 1.550%, 3/01/19 – BAM Insured	No Opt. Call	AA	374,426

	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
725	1.550%, 3/01/19 – BAM Insured	No Opt. Call	AA	723,695
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	752,902
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	779,140
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	816,471

10,695	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,685,909

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.875%, 7/01/25 (Mandatory put 2/13/20)	No Opt. Call	Aa2	9,997,600

19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	19,296,609

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory put 11/01/21)	No Opt. Call	A	10,985,408

1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,057,945

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	983,013

10,150	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,117,622

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
$4,145	5.000%, 2/15/20	No Opt. Call	AA+	$4,269,889
5,605	5.000%, 2/15/21	No Opt. Call	AA+	5,958,900
5,430	5.000%, 2/15/22	No Opt. Call	AA+	5,917,994
4,000	5.000%, 2/15/23	No Opt. Call	AA+	4,455,080

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
930	5.000%, 9/01/19	No Opt. Call	AA+	949,391
8,665	5.000%, 9/01/27	9/22 at 100.00	AA+	9,459,407

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
370	5.000%, 9/01/19	No Opt. Call	AA+	377,715
770	5.000%, 9/01/20	No Opt. Call	AA+	808,184
350	5.000%, 9/01/21	No Opt. Call	AA+	376,974
770	5.000%, 9/01/22	No Opt. Call	AA+	849,133
620	5.000%, 9/01/23	No Opt. Call	AA+	697,953
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,564,374
865	5.000%, 9/01/25	9/24 at 100.00	AA+	990,754

	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,675,100
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,019,965

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
855	5.000%, 7/01/21	No Opt. Call	A	915,594
1,000	5.000%, 7/01/23	No Opt. Call	A	1,116,020
920	5.000%, 7/01/24	No Opt. Call	A	1,043,455

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,807,473
1,100	5.000%, 11/15/21	No Opt. Call	A	1,188,594

1,190	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/20	No Opt. Call	AA–	1,254,391

405	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.250%, 8/15/19 (ETM)	No Opt. Call	AA (4)	413,574

880	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	A+	996,274

	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,000	5.000%, 8/15/19	No Opt. Call	BBB	1,014,810
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,482,236
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,078,000
1,015	5.000%, 8/15/24	No Opt. Call	BBB	1,126,376
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,244,760
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,397,020

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,069,035
2,200	5.000%, 10/01/20	No Opt. Call	AA+	2,316,028

5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,626,895

3,690	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	3,711,697

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
$3,000	5.000%, 2/01/19	No Opt. Call	A1	$3,007,290
4,035	5.000%, 2/01/20	No Opt. Call	A1	4,167,308
10,930	5.000%, 2/01/21	No Opt. Call	A1	11,575,526
5,070	5.000%, 2/01/22	No Opt. Call	A1	5,487,008
2,600	5.000%, 2/01/25	No Opt. Call	A1	2,970,656

5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,342,100

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	BBB	656,343
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,420,719
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,369,764

3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,429,361

	Illinois State, General Obligation Bonds, November Series 2017D:
350	5.000%, 11/01/21	No Opt. Call	BBB	366,114
20,425	5.000%, 11/01/22	No Opt. Call	BBB	21,557,770
26,740	5.000%, 11/01/23	No Opt. Call	BBB	28,420,609
10,530	5.000%, 11/01/24	No Opt. Call	BBB	11,246,882
5,055	3.250%, 11/01/26	No Opt. Call	BBB	4,756,806
15,250	5.000%, 11/01/27	No Opt. Call	BBB	16,397,562

5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/21	No Opt. Call	BBB	5,179,400

1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,320,018

14,720	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	14,965,677

4,120	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,246,608

	Illinois State, General Obligation Bonds, Series 2013:
4,190	5.000%, 7/01/21	No Opt. Call	BBB	4,363,298
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,393,649

6,220	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013, 5.000%, 6/15/19	No Opt. Call	A–	6,295,760

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,615	5.000%, 12/01/20	No Opt. Call	AA–	1,707,556
1,750	5.000%, 12/01/21	No Opt. Call	AA–	1,900,307
2,100	5.000%, 12/01/22	No Opt. Call	AA–	2,334,171

11,950	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,542,576

5,115	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2011, 4.000%, 1/01/19	No Opt. Call	AA+	5,115,000

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	2,927,232
5,055	5.000%, 1/01/27	1/26 at 100.00	AA+	5,826,292

1,250	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C, 5.000%, 1/01/19	No Opt. Call	AA–	1,250,000

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
$980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	$1,058,096
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,102,390
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,220,820
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,444,715

	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
3,225	4.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	3,280,244
2,100	4.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	2,161,572

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
725	5.000%, 12/15/25	No Opt. Call	BBB	780,898
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,079,443
360	5.000%, 12/15/27	No Opt. Call	BBB	389,387
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,111,414
650	5.000%, 12/15/30	12/27 at 100.00	BBB	698,484

	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
290	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	289,087
388	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	386,238
388	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	385,594

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
11,745	5.000%, 6/01/19	No Opt. Call	A	11,881,477
6,025	5.250%, 6/01/20	No Opt. Call	A	6,274,555
280	5.250%, 6/01/21	No Opt. Call	A	298,785

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,601,050
2,015	5.000%, 6/01/23	No Opt. Call	A	2,222,343
2,525	5.000%, 6/01/24	No Opt. Call	A	2,828,985
5,920	5.000%, 6/01/25	No Opt. Call	A	6,720,206

1,895	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	2,023,955

1,545	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	1,581,138

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,008,677
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,142,653
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,011,110
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,273,926
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,222,472

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A:
2,460	5.000%, 2/15/26	No Opt. Call	AA–	2,849,910
3,525	5.000%, 2/15/27	No Opt. Call	AA–	4,126,294

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$2,665	5.000%, 3/01/19	No Opt. Call	A	$2,677,392
2,495	5.000%, 3/01/20	No Opt. Call	A	2,576,337
2,765	5.000%, 3/01/21	No Opt. Call	A	2,931,674
2,565	5.000%, 3/01/22	No Opt. Call	A	2,783,076

2,415	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,453,592

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,374,513
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,721,965
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,071,846
546,215	Total Illinois			573,777,937

	Indiana – 3.8%

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
750	5.000%, 1/15/19	No Opt. Call	AA	750,825
1,215	5.000%, 7/15/19	No Opt. Call	AA	1,235,995
815	5.000%, 7/15/20	No Opt. Call	AA	854,519

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,252,453
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,065,840
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,048,180

	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,673,702
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,588,402
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,655,301
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,392,610

275	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	276,240

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,495	5.000%, 3/01/19 (ETM)	No Opt. Call	N/R (4)	1,502,595
2,120	5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (4)	2,193,818

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	A	1,103,068
435	4.000%, 10/01/21	No Opt. Call	A	452,309
145	5.000%, 10/01/23	No Opt. Call	A	159,820

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
835	5.000%, 5/01/19	No Opt. Call	AA–	844,110
735	5.000%, 5/01/20	No Opt. Call	AA–	766,693
1,935	5.000%, 5/01/21	No Opt. Call	AA–	2,064,045

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
30	5.000%, 5/01/19 (ETM)	No Opt. Call	N/R (4)	30,307
30	5.000%, 5/01/20 (ETM)	No Opt. Call	N/R (4)	31,185
65	5.000%, 5/01/21 (ETM)	No Opt. Call	N/R (4)	69,412

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
$375	5.000%, 10/01/19	No Opt. Call	AA	$383,711
785	5.000%, 10/01/20	No Opt. Call	AA	825,844

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
680	5.000%, 10/01/20	No Opt. Call	AA	715,380
690	5.000%, 10/01/23	No Opt. Call	AA	777,230
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,145,640
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,076,822
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,426,360
800	5.000%, 10/01/27	10/24 at 100.00	AA	917,904

3,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	3,036,250

3,040	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory put 5/01/20)	No Opt. Call	Aa3	3,011,485

260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	276,926

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA	1,660,285
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA	3,826,198

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,260,800

10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	11,878,206

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
285	5.000%, 10/01/19	No Opt. Call	A	291,279
350	5.000%, 10/01/20	No Opt. Call	A	367,161
450	5.000%, 10/01/21	No Opt. Call	A	483,863
460	5.000%, 10/01/22	No Opt. Call	A	505,517
710	5.000%, 10/01/23	No Opt. Call	A	794,320
420	5.000%, 10/01/24	No Opt. Call	A	478,015
505	5.000%, 10/01/25	10/24 at 100.00	A	573,594
760	5.000%, 10/01/26	10/24 at 100.00	A	861,924

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,053,728
4,400	5.000%, 10/01/22	No Opt. Call	A	4,832,036
10,000	5.000%, 10/01/23	No Opt. Call	A	11,201,900

550	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 3.000%, 4/01/19	No Opt. Call	Ba1	549,912

12,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	12,406,125

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,072,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory put 6/01/21)	No Opt. Call	A–	$2,654,393

13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A–	12,796,550

2,815	South Bend 2002 Community School Corporation, Indiana, First Mortgage Bonds, Refunding Series 2017, 5.000%, 1/15/19	No Opt. Call	AA+	2,818,012

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
520	4.000%, 2/01/19	No Opt. Call	A	520,827
800	5.000%, 2/01/20	No Opt. Call	A	825,368
640	5.000%, 2/01/21	No Opt. Call	A	674,854
1,595	4.000%, 2/01/24	No Opt. Call	A	1,718,660

7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	7,443,675

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A1	32,230,116

10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	10,861,100

10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23) (Alternative Minimum Tax)	No Opt. Call	A1	11,235,178

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,020	3.000%, 7/15/19	No Opt. Call	AA	2,033,009
1,255	4.000%, 1/15/20	No Opt. Call	AA	1,283,137
181,175	Total Indiana			189,797,313

	Iowa – 0.7%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,330	5.000%, 1/01/19 – AGM Insured (ETM)	No Opt. Call	N/R (4)	1,330,000
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,423,470

1,245	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011, 5.000%, 1/01/22 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,321,953

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
7,270	5.500%, 12/01/22	3/19 at 100.00	B	7,277,415
4,900	5.250%, 12/01/25	12/23 at 100.00	B	5,197,381

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
2,000	5.875%, 12/01/26, 144A	12/19 at 104.00	B	2,101,680
4,775	5.875%, 12/01/27, 144A	6/19 at 105.00	B	5,043,832

9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B	10,190,813
32,630	Total Iowa			33,886,544

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.2%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
$185	5.000%, 1/01/20	No Opt. Call	AA–	$190,717
200	5.000%, 1/01/23	1/20 at 100.00	AA–	206,038

1,090	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,123,790

1,295	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	1,335,145

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	3/19 at 102.00	A+	2,295,468
2,945	5.000%, 6/01/26 – NPFG Insured	3/19 at 102.00	A+	3,011,115

2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/20	No Opt. Call	A+	2,100,180
9,960	Total Kansas			10,262,453

	Kentucky – 3.0%

18,500	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.050%, 9/01/42 (Mandatory put 9/01/19)	No Opt. Call	A1	18,371,795

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,576,740
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,469,023
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,576,240
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,640,076

9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory put 11/10/21)	No Opt. Call	BBB+	9,747,314

6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	A1	6,147,900

3,050	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2015A, 5.000%, 12/01/20	No Opt. Call	AAA	3,234,281

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,025	5.000%, 12/01/19	No Opt. Call	BBB+	5,150,675
2,100	3.500%, 12/01/20	No Opt. Call	BBB+	2,147,607
3,025	5.000%, 12/01/23	6/22 at 100.00	BBB+	3,268,664
2,970	5.000%, 12/01/24	6/22 at 100.00	BBB+	3,205,194

4,025	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	4,009,826

6,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	6,475,495

7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	A1	7,533,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$10,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.500%, 10/01/33 (Mandatory put 4/01/19)	No Opt. Call	A1	$9,984,200

2,020	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,020,222

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
2,670	5.250%, 3/01/19	No Opt. Call	Baa2	2,682,602
60	6.000%, 3/01/20	No Opt. Call	Baa2	62,846
1,090	6.000%, 3/01/20	No Opt. Call	Baa2	1,134,112
420	6.000%, 3/01/21	No Opt. Call	Baa2	456,464
800	6.000%, 3/01/21	No Opt. Call	Baa2	858,344

12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory put 4/01/24)	1/24 at 100.37	A3	13,338,795

10,470	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory put 1/01/25)	10/24 at 100.24	A1	11,079,459

5,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory put 6/01/25)	3/25 at 100.19	A3	5,249,500

8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory put 5/03/21) (Alternative Minimum Tax)	No Opt. Call	N/R	8,089,847

6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory put 9/01/21)	No Opt. Call	A1	6,784,010

4,965	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	5,419,893
146,535	Total Kentucky			150,714,874

	Louisiana – 5.1%

14,075	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	14,075,000

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	2,350,469

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	AA+	2,541,050
2,070	5.000%, 7/15/20	No Opt. Call	AA+	2,164,578

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
2,350	5.000%, 6/01/19	No Opt. Call	A1	2,380,903
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,184,666
2,075	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,225,354
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,854,033

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,390	5.000%, 6/01/23	No Opt. Call	A1	37,523,348
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,298,520

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
$1,545	5.000%, 8/01/19	No Opt. Call	AA	$1,572,733
2,245	5.000%, 8/01/24	No Opt. Call	AA	2,559,300

180	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	3/19 at 100.00	AA–	180,608

29,430	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	27,997,936

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,026,040
1,800	5.000%, 10/01/23	No Opt. Call	A	2,009,466
1,070	5.000%, 10/01/24	No Opt. Call	A	1,212,278
1,500	4.000%, 10/01/25	No Opt. Call	A	1,625,235

29,640	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-1, Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory put 6/01/25)	No Opt. Call	A+	33,928,019

7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s Medical Center Hospital, Series 2015A-3, Term Rate Mode, 5.000%, 6/01/45 (Mandatory put 6/01/23)	No Opt. Call	A+	7,959,240

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,785	5.000%, 6/01/19	No Opt. Call	A1	1,807,652
5,015	5.000%, 6/01/20	No Opt. Call	A1	5,226,081

1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,132,560

1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,788,633

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	629,928
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	638,742
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,621,911
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,786,260

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,600	5.000%, 7/01/19	No Opt. Call	AA–	1,624,448
1,115	5.000%, 7/01/20	No Opt. Call	AA–	1,165,186
7,265	5.000%, 7/01/26	7/23 at 100.00	AA–	8,101,347

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,520	5.000%, 5/01/29	11/27 at 100.00	AA–	2,978,968
3,000	5.000%, 5/01/30	11/27 at 100.00	AA–	3,525,750
3,070	5.000%, 5/01/31	11/27 at 100.00	AA–	3,592,299

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
80	5.000%, 5/01/19	No Opt. Call	Aa2	80,846
95	5.000%, 5/01/20	No Opt. Call	Aa2	98,943
3,570	5.000%, 5/01/21	No Opt. Call	Aa2	3,819,900

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA–	7,741,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$900	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (4)	$916,569

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA–	7,015,071

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA–	2,935,189
2,500	5.000%, 12/01/20	No Opt. Call	AA–	2,633,625
3,600	5.000%, 12/01/21	No Opt. Call	AA–	3,894,336

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,025	4.000%, 12/01/19	No Opt. Call	AA–	1,042,753
1,500	5.000%, 12/01/20	No Opt. Call	AA–	1,580,175
2,000	5.000%, 12/01/21	No Opt. Call	AA–	2,163,520

7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,342,005

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,129,010
525	5.000%, 6/01/26	6/25 at 100.00	A	599,618

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A–	1,128,919

6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,671,143

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A	2,457,073

	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
580	5.000%, 3/01/19 – BAM Insured	No Opt. Call	AA	582,801
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,019,750
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,087,580

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,824,741
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,832,645
236,675	Total Louisiana			254,886,683

	Maryland – 0.5%

8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	8,131,351

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
675	4.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	680,819
660	4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	678,823

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	BBB+	576,234
1,000	5.000%, 7/01/22	No Opt. Call	BBB+	1,089,460
250	5.000%, 7/01/23	No Opt. Call	BBB+	277,537
500	5.000%, 7/01/24	No Opt. Call	BBB+	563,800

4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.000%, 7/01/19	No Opt. Call	BBB	4,058,160

4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018B, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,404,740

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	5/19 at 100.00	N/R	$1,812,264

1,270	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	N/R	1,233,957

845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	N/R	835,274
24,190	Total Maryland			25,342,419

	Massachusetts – 1.5%

3,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/23	1/20 at 100.00	A+	3,942,810

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
595	5.000%, 7/01/19	No Opt. Call	BB+	602,146
375	5.000%, 7/01/20	No Opt. Call	BB+	388,219
555	5.000%, 7/01/21	No Opt. Call	BB+	586,419
690	5.000%, 7/01/22	No Opt. Call	BB+	741,626
625	5.000%, 7/01/23	No Opt. Call	BB+	680,481
735	5.000%, 7/01/24	No Opt. Call	BB+	807,780
795	5.000%, 7/01/25	7/24 at 100.00	BB+	874,142

1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A–	1,704,255

	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A–	3,188,558
2,750	5.000%, 7/01/30	7/28 at 100.00	A–	3,140,445
2,495	5.000%, 7/01/31	7/28 at 100.00	A–	2,836,141
2,100	5.000%, 7/01/32	7/28 at 100.00	A–	2,377,977

4,985	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 2009C, 6.250%, 11/15/32	5/19 at 100.00	AA–	5,066,455

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,000	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	1,015,830
1,000	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (4)	1,045,760

4,100	Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, 1.150%, 11/01/30 (Mandatory put 4/01/19)	No Opt. Call	Aa2	4,091,062

20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory put 7/01/20)	No Opt. Call	Aa1	19,801,817

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,854,720

7,750	Worcester, Massachusetts, General Obligation Bonds, Bond Anticipation Notes, Series 2018, 3.000%, 1/31/19	No Opt. Call	MIG1	7,757,750
72,755	Total Massachusetts			76,504,393

	Michigan – 2.1%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,531,470

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
$1,100	5.000%, 7/01/20	No Opt. Call	A	$1,149,016
1,100	5.000%, 7/01/21	No Opt. Call	A	1,175,746

1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A, 5.000%, 12/01/21	No Opt. Call	AA–	1,988,278

4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 1.100%, 11/15/46 (Mandatory put 8/15/19)	No Opt. Call	AA+	4,546,544

21,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2018A-1, 4.000%, 8/20/19	No Opt. Call	A–1+	21,270,690

15,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory put 6/01/23)	No Opt. Call	AA+	16,109,250

6,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33 (WI/DD, Settling 1/02/19)	10/27 at 100.00	AA	6,192,684

	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	3,613,129
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	3,912,707
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	3,906,012

	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C:
1,000	5.000%, 12/01/19	No Opt. Call	AA–	1,028,590
1,000	5.000%, 12/01/20	No Opt. Call	AA–	1,058,670
1,000	5.000%, 12/01/21	No Opt. Call	AA–	1,083,530

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,196,247

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (4)	1,624,854

8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory put 9/01/21)	No Opt. Call	Aa3	8,161,467

8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,694,960

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,108,063
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,068,820

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa3	773,094
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,041,770

2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,777,929

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,027,138
101,935	Total Michigan			104,040,658

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 0.7%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
$745	4.000%, 2/01/23	2/20 at 100.00	AAA	$761,926
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,668,666
1,690	5.000%, 2/01/26	2/20 at 100.00	AAA	1,746,159

1,680	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,913,285

2,500	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	2,594,100

19,420	Minnesota State, 911 Revenue Bonds, Public Safety Radio Communication System Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	AA+	20,290,016

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	989,601

2,880	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA–	3,145,075
31,425	Total Minnesota			33,108,828

	Mississippi – 0.3%

9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory put 12/09/21)	No Opt. Call	A–	9,400,673

3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,092,859
13,065	Total Mississippi			13,493,532

	Missouri – 0.6%

	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
745	3.000%, 11/01/20	No Opt. Call	N/R	745,380
765	4.000%, 11/01/22	No Opt. Call	N/R	782,694
755	4.000%, 11/01/23	No Opt. Call	N/R	770,259

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
300	5.000%, 3/01/19	No Opt. Call	BBB–	301,236
325	5.000%, 3/01/20	No Opt. Call	BBB–	334,383

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,645,773
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,829,507

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	554,576
440	5.000%, 5/01/20	No Opt. Call	BBB+	453,913
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,051,520
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,638,860
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,429,692

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
$2,420	5.000%, 1/01/25	No Opt. Call	A	$2,767,899
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,679,950

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A2	1,775,752
1,725	5.000%, 7/01/21	No Opt. Call	A2	1,853,806
1,000	5.000%, 7/01/22	No Opt. Call	A2	1,099,700
1,085	5.000%, 7/01/23	No Opt. Call	A2	1,217,793
26,890	Total Missouri			28,932,693

	Montana – 0.7%

30,675	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	30,395,858

	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, Refunding Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,190,260
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,268,785
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,598,062

	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016:
365	5.000%, 2/15/19	No Opt. Call	N/R	366,281
1,295	5.000%, 2/15/21	No Opt. Call	N/R	1,373,438
35,725	Total Montana			36,192,684

	Nebraska – 1.2%

8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory put 1/01/24)	10/23 at 100.43	A3	8,728,640

4,590	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	4,847,637

1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	1,096,050

830	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 5.000%, 6/15/19	No Opt. Call	AA–	842,027

2,520	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009, 3.000%, 1/15/19	No Opt. Call	AAA	2,521,109

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A–	1,010,990

1,730	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,877,500

1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA	1,813,333

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,125,000
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,572,975

3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,335,704

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$27,660	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	$27,796,640
56,730	Total Nebraska			58,567,605

	Nevada – 0.7%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,041,240
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,132,680

10,280	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	11,039,795

3,840	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory put 5/21/20)	No Opt. Call	A+	3,805,632

1,825	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.250%, 10/01/29 (Mandatory put 6/03/19)	No Opt. Call	A+	1,817,682

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,350,050

10,000	Washoe County, Nevada, Gas Facilities Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.500%, 8/01/31 (Mandatory put 6/03/19) (Alternative Minimum Tax)	No Opt. Call	A+	9,966,500
33,945	Total Nevada			35,153,579

	New Hampshire – 0.1%

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
600	5.000%, 10/01/19	No Opt. Call	Baa1	611,106
1,265	5.000%, 10/01/20	No Opt. Call	Baa1	1,317,725
1,185	5.000%, 10/01/21	No Opt. Call	Baa1	1,260,141
3,050	Total New Hampshire			3,188,972

	New Jersey – 5.0%

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	3/19 at 100.00	Baa2	3,901,475

1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,065,362

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,482,541
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	971,658

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,060,900
245	4.000%, 6/15/19	No Opt. Call	BBB+	246,894
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,396,300
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	2,991,788
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,537,632
520	5.000%, 6/15/22	No Opt. Call	AA	562,349
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,059,148
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,843,270
8,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,185,832
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,390,420
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	803,938

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$7,240	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	$7,188,813

25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A–	26,771,596

17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A–	18,279,590

	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A–	5,234,600
5,000	5.000%, 11/01/21	No Opt. Call	A–	5,332,000

1,545	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	1,618,743

350	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	358,257

4,260	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 5.000%, 7/01/19	No Opt. Call	BB+	4,298,979

210	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	210,000

2,000	New Jersey Sports and Exposition Authority, State Contract Bonds, Refunding Series 2018A, 4.000%, 9/01/19	No Opt. Call	A–	2,022,400

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
800	4.000%, 6/15/19	No Opt. Call	A+	806,728
575	4.000%, 6/15/20	No Opt. Call	A+	589,272
2,100	5.000%, 6/15/21	No Opt. Call	A+	2,224,509
14,500	3.000%, 6/15/21	No Opt. Call	A+	14,674,580
1,165	5.000%, 6/15/22	No Opt. Call	A+	1,257,082
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,079,987
3,525	5.000%, 6/15/24	No Opt. Call	A+	3,912,539
5,045	5.000%, 6/15/28	6/26 at 100.00	A+	5,628,454
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,017,614

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 6/15/19	No Opt. Call	A–	1,012,450

5,965	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	5,965,000

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,163,126

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	1,913,384

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,427,942

4,850	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q, 3.000%, 1/01/19	No Opt. Call	Baa1	4,850,000

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$2,345	5.000%, 6/01/22	No Opt. Call	A	$2,533,092
1,325	5.000%, 6/01/23	No Opt. Call	A	1,449,749
5,500	5.000%, 6/01/24	No Opt. Call	A	6,100,600
2,040	5.000%, 6/01/25	No Opt. Call	A	2,288,941
4,000	5.000%, 6/01/26	No Opt. Call	A	4,522,280
5,905	5.000%, 6/01/29	6/28 at 100.00	A–	6,685,759
2,735	4.000%, 6/01/37	6/28 at 100.00	A–	2,675,568

17,800	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB+	17,825,810

	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	6,845,303
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,204,634
242,205	Total New Jersey			253,468,888

	New Mexico – 1.7%

11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	10,748,550

26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	25,267,840

4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB+	3,879,680

7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	A1	7,198,673

11,120	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	A1	10,988,228

15,355	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa2	15,599,298

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,358,505
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,361,428
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,551,641
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,648,135
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,744,146
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,843,172
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,948,908
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,017,189
87,070	Total New Mexico			87,155,393

	New York – 5.8%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	543,995

20,000	County of Nassau, New York, General Obligation Tax Anticipation Notes, Series 2018A, 4.000%, 3/15/19	No Opt. Call	SP-1+	20,088,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,620	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	$1,651,720

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,103

1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,392,644

355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	398,935

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,500	4.000%, 12/01/19, 144A	No Opt. Call	BBB–	1,521,210
1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB–	1,028,560
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB–	1,248,840
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB–	1,089,070
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB–	2,214,080

12,280	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AA+	13,389,130

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,468

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	396,804
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	488,184
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	590,976
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,181,580

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
3,805	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	3,836,125
1,250	5.500%, 4/01/22 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,261,738

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,080,320

25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J, 5.000%, 5/15/20	No Opt. Call	SP-1	25,973,000

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	SP-1	10,647,500

10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Series 2017C-2A, 4.000%, 5/15/19	No Opt. Call	SP-1	10,080,000

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	5,423,536

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A–	2,234,115
1,030	5.000%, 7/01/24	No Opt. Call	A–	1,163,117
650	5.000%, 7/01/25	7/24 at 100.00	A–	732,231
1,000	5.000%, 7/01/26	7/24 at 100.00	A–	1,121,050
1,500	5.000%, 7/01/27	7/24 at 100.00	A–	1,670,205

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
$3,500	2.200%, 11/01/21	11/20 at 100.00	AA+	$3,490,410
34,500	2.350%, 7/01/22	3/21 at 100.00	AA+	34,571,760
13,000	2.750%, 5/01/50 (Mandatory put 12/29/23)	12/22 at 100.00	AA+	13,038,220

13,495	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa2	15,559,870

14,290	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	14,307,434

5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory put 7/01/25)	No Opt. Call	A1	5,063,750

50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory put 7/01/25) (Alternative Minimum Tax)	No Opt. Call	A1	50,649,500

	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
5,000	2.550%, 11/01/22	9/20 at 100.00	Aa2	5,029,000
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,282,025
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,021,630

5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	6/20 at 100.00	Aa2	5,010,300

5,295	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	5,351,551

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A–	563,255
500	5.000%, 7/01/27	7/24 at 100.00	A–	556,735

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
1,285	5.000%, 6/01/20	No Opt. Call	A	1,333,791
3,000	5.000%, 6/01/21	No Opt. Call	A	3,185,220
2,500	5.000%, 6/01/22	No Opt. Call	A	2,705,650
3,335	5.000%, 6/01/23	No Opt. Call	A	3,667,933
1,900	5.000%, 6/01/26	No Opt. Call	A	2,162,960

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,497,194
2,510	3.000%, 8/15/23	No Opt. Call	A	2,566,575
283,290	Total New York			292,072,399

	North Carolina – 0.8%

3,330	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2009, 5.250%, 7/01/22	7/19 at 100.00	AAA	3,388,275

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,065	5.000%, 1/01/25	No Opt. Call	A	2,383,031
3,005	5.000%, 1/01/26	No Opt. Call	A	3,515,850
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,260,292

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
$1,090	5.000%, 5/01/19	No Opt. Call	AA+	$1,101,816
5,205	5.000%, 5/01/20	5/19 at 100.00	AA+	5,261,110

3,605	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	3,644,439

13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	15,363,923

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	245,563
34,990	Total North Carolina			38,164,299

	North Dakota – 0.4%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	1,197,120
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	107,365

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
1,000	4.000%, 7/15/19	No Opt. Call	BBB+	1,008,580
2,105	4.000%, 7/15/20	No Opt. Call	BBB+	2,146,447
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,245,437
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,351,486
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,533,908
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,659,894
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,865,330

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
725	4.000%, 5/01/19	No Opt. Call	A+	729,836
800	4.000%, 5/01/20	No Opt. Call	A+	819,784
800	4.000%, 5/01/21	No Opt. Call	A+	831,560
21,440	Total North Dakota			22,496,747

	Ohio – 5.5%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA–	2,160,500
2,655	5.000%, 11/15/22	5/22 at 100.00	AA–	2,895,808

6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA–	6,403,080

20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory put 5/05/22)	No Opt. Call	A+	21,894,200

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
9,740	5.375%, 6/01/24	3/19 at 100.00	B–	9,186,865
66,660	5.125%, 6/01/24	3/19 at 100.00	B–	62,259,773
5,875	5.875%, 6/01/30	3/19 at 100.00	B–	5,604,691
9,070	5.750%, 6/01/34	3/19 at 100.00	B–	8,642,984

	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A–	1,079,110
1,000	5.000%, 12/01/22	No Opt. Call	A–	1,103,180
1,225	5.000%, 12/01/24	No Opt. Call	A–	1,398,803
1,000	5.000%, 12/01/25	No Opt. Call	A–	1,155,010

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
$550	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	$550,000
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	747,178
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	1,005,642

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,511,351
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,581,472

1,620	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,667,515

5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 5.000%, 12/01/20	No Opt. Call	AA–	5,815,071

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,015	5.000%, 6/15/19	No Opt. Call	Baa3	1,026,449
1,000	5.000%, 6/15/21	No Opt. Call	Baa3	1,058,310

1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,129,150

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,253,245
340	5.000%, 5/15/22	No Opt. Call	AA	373,157
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,165,653

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,652,112

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,600	5.000%, 1/01/20	No Opt. Call	AA	2,681,120
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,892,780

1,485	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	1,541,935

3,035	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	3/19 at 100.00	BBB+	3,045,653

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,002,380
270	5.000%, 2/15/20	No Opt. Call	BB+	275,789
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,076,380

5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (6)	No Opt. Call	N/R	3,558,400

4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19) (6)	No Opt. Call	N/R	3,047,575

3,820	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (6)	No Opt. Call	N/R	3,705,400

35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	24,484,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	3/19 at 100.00	N/R	$705,425

35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (6)	3/19 at 100.00	N/R	24,325

2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (6)	No Opt. Call	N/R	1,754,875

1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28 (Alternative Minimum Tax), 144A	No Opt. Call	N/R	1,036,828

6,460	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	6,996,891

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	13,298,039

17,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2018C, 5.000%, 1/15/42 (Mandatory put 9/15/21)	No Opt. Call	A	18,810,575

26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2018D, 5.000%, 1/15/39 (Mandatory put 9/15/23)	No Opt. Call	A	29,047,980

5,380	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (6)	No Opt. Call	N/R	3,739,100

3,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (6)	No Opt. Call	N/R	2,303,925

2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (6)	No Opt. Call	N/R	1,560,275

1,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (6)	No Opt. Call	N/R	816,625

7,135	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20) (6)	No Opt. Call	N/R	4,958,825

120	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (6)	No Opt. Call	N/R	83,400

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/19 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	10
293,975	Total Ohio			276,769,669

	Oklahoma – 2.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,435	4.000%, 9/01/19	No Opt. Call	AA–	1,455,822
4,185	4.500%, 9/01/20	No Opt. Call	AA–	4,360,603

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017:
1,015	3.000%, 9/01/19	No Opt. Call	AA–	1,022,755
3,795	4.000%, 9/01/24	No Opt. Call	AA–	4,127,100

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
$6,015	5.000%, 6/01/19	No Opt. Call	A+	$6,092,594
6,505	5.000%, 6/01/23	No Opt. Call	A+	7,269,468

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,357,290
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,450,763

2,755	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19	No Opt. Call	A+	2,797,647

1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,140,100

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,254,813
1,050	5.000%, 9/01/23	No Opt. Call	A+	1,177,060

1,955	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,293,782

	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385	5.000%, 9/01/24	No Opt. Call	A–	433,768
310	5.000%, 9/01/25	No Opt. Call	A–	354,206
200	5.000%, 9/01/26	No Opt. Call	A–	231,038
450	5.000%, 9/01/27	No Opt. Call	A–	524,902
500	5.000%, 9/01/29	9/28 at 100.00	A–	585,600
350	5.000%, 9/01/30	9/28 at 100.00	A–	407,680
1,100	5.000%, 9/01/31	9/28 at 100.00	A–	1,274,284
300	5.000%, 9/01/32	9/28 at 100.00	A–	346,449

	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A–	1,491,837
1,000	5.000%, 9/01/32	9/28 at 100.00	A–	1,139,610
1,195	5.000%, 9/01/33	9/28 at 100.00	A–	1,357,604

	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
5,015	5.000%, 9/01/20	No Opt. Call	A–	5,253,564
4,395	5.000%, 9/01/21	No Opt. Call	A–	4,693,596

	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A–	1,101,178
1,000	5.000%, 9/01/27	9/26 at 100.00	A–	1,142,560
1,030	5.000%, 9/01/28	9/26 at 100.00	A–	1,171,532

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,609,545
425	5.000%, 10/01/22	No Opt. Call	A+	465,928

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,425,093
3,000	5.000%, 9/01/24	No Opt. Call	A+	3,412,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
$575	5.000%, 8/15/22	No Opt. Call	Baa3	$621,707
1,595	5.000%, 8/15/24	No Opt. Call	Baa3	1,770,897
1,850	5.000%, 8/15/25	No Opt. Call	Baa3	2,078,752
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,134,520
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,173,738
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,150,640

1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	1,952,703

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
525	5.000%, 9/01/19	No Opt. Call	A–	535,521
685	5.000%, 9/01/20	No Opt. Call	A–	717,585
745	5.000%, 9/01/21	No Opt. Call	A–	794,423

	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,675	3.000%, 9/01/20	No Opt. Call	A+	1,700,276
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,829,787
5,245	4.000%, 9/01/24	No Opt. Call	A+	5,695,283

	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
765	3.000%, 4/01/21	No Opt. Call	N/R	776,804
800	3.000%, 4/01/22	No Opt. Call	N/R	815,880
825	3.000%, 4/01/23	No Opt. Call	N/R	844,841
850	3.000%, 4/01/24	No Opt. Call	N/R	868,224
725	4.000%, 4/01/25	No Opt. Call	N/R	777,512
770	4.000%, 4/01/26	4/25 at 100.00	N/R	821,205
715	4.000%, 4/01/27	4/25 at 100.00	N/R	758,343

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
175	4.000%, 10/01/19	No Opt. Call	AA–	177,844
645	5.000%, 10/01/21	No Opt. Call	AA–	697,122

	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,370	5.000%, 12/01/19	No Opt. Call	A	1,406,524
1,000	4.000%, 12/01/21	No Opt. Call	A	1,050,760
850	4.000%, 12/01/23	No Opt. Call	A	913,453
1,100	5.000%, 12/01/25	No Opt. Call	A	1,262,239

7,635	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	7,793,121

1,610	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,721,331

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,065	5.000%, 9/01/22	No Opt. Call	AA–	1,176,037
6,340	5.000%, 9/01/23	No Opt. Call	AA–	7,152,154

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
$570	5.000%, 9/01/22	No Opt. Call	A+	$628,368
765	5.000%, 9/01/23	No Opt. Call	A+	858,659
600	5.000%, 9/01/24	No Opt. Call	A+	686,196
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,483,699

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA–	2,266,404
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,208,520

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
1,500	5.000%, 9/01/20	No Opt. Call	A+	1,573,125
1,650	5.000%, 9/01/21	No Opt. Call	A+	1,778,502
1,500	5.000%, 9/01/22	No Opt. Call	A+	1,653,600
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,122,430
122,695	Total Oklahoma			132,650,700

	Oregon – 1.1%

	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,800	0.000%, 6/15/21	No Opt. Call	AA+	1,801,800
1,745	0.000%, 6/15/22	No Opt. Call	AA+	1,791,592
1,785	0.000%, 6/15/23	No Opt. Call	AA+	1,874,625
2,315	0.000%, 6/15/24	No Opt. Call	AA+	2,483,162
1,305	0.000%, 6/15/25	No Opt. Call	AA+	1,425,921
1,085	0.000%, 6/15/26	No Opt. Call	AA+	1,201,952
1,000	0.000%, 6/15/27	No Opt. Call	AA+	1,119,430

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	12,945,844
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	5,844,050

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,806,625
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,397,240

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,400	4.000%, 6/15/23	No Opt. Call	Aa1	1,520,498
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,172,100

11,250	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory put 8/14/23)	No Opt. Call	A+	11,308,725

1,050	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,062,820

5,000	Portland, Oregon, Tax Anticipation Notes, Fire & Police Disability and Retirement Fund, Series 2018, 4.000%, 6/26/19	No Opt. Call	MIG1	5,053,400
51,110	Total Oregon			55,809,784

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania – 5.9%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
$1,170	5.000%, 4/01/22	No Opt. Call	A	$1,267,028
1,405	5.000%, 4/01/23	No Opt. Call	A	1,549,139
2,415	5.000%, 4/01/24	No Opt. Call	A	2,704,897
2,520	5.000%, 4/01/25	No Opt. Call	A	2,857,100
2,000	5.000%, 4/01/26	No Opt. Call	A	2,286,620
4,245	5.000%, 4/01/27	No Opt. Call	A	4,884,255

1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	1,047,830

	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,783,740
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,708,295

5,145	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (6)	No Opt. Call	N/R	3,575,775

4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (6)	3/19 at 100.00	N/R	3,381,175

1,940	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/27	No Opt. Call	A	2,258,509

1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,155,690

	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A:
1,080	3.000%, 7/01/19	No Opt. Call	AA	1,086,458
40	3.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	40,229

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	7,993,134

	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,000	5.000%, 6/01/21	No Opt. Call	A1	2,128,820
2,000	5.000%, 6/01/22	No Opt. Call	A1	2,176,840
2,515	5.000%, 6/01/23	No Opt. Call	A1	2,787,098
3,175	5.000%, 6/01/24	No Opt. Call	A1	3,564,064

450	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014, 5.000%, 5/01/19	No Opt. Call	Baa3	453,582

	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,505	5.000%, 1/01/23	No Opt. Call	A+	9,452,202
6,665	5.000%, 1/01/24	No Opt. Call	A+	7,559,976

13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory put 9/01/22)	No Opt. Call	A1	13,063,878

9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory put 8/15/22)	No Opt. Call	A1	8,752,896

375	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19 (ETM)	No Opt. Call	N/R (4)	394,526

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	$1,087,020

1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	1,457,526

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/ R (4)	3,788,376

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,310	5.000%, 1/15/19	No Opt. Call	Baa3	1,311,074
1,235	5.000%, 1/15/20	No Opt. Call	Baa3	1,265,011

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	4,987,150

6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,231,875

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	4,983,000

7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	7,480,725

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 (6)	No Opt. Call	N/R	151,250

92	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (7)	3/19 at 100.00	N/R	27,521

5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (6)	No Opt. Call	N/R	4,131,775

3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	2,477,675

8,750	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 2.800%, 12/01/33 (Mandatory put 12/01/21)	No Opt. Call	A–	8,776,687

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
335	5.000%, 1/01/20	7/19 at 100.00	Aaa	341,325
365	5.000%, 7/01/20	7/19 at 100.00	Aaa	371,070

2,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 1.875%, 11/01/41	3/19 at 100.00	A–	2,294,779

2,250	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 2.850%, 5/01/34 (Mandatory put 5/01/21)	No Opt. Call	A–	2,262,082

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
$3,500	2.720%, 11/01/31 (Mandatory put 5/01/21)	5/19 at 100.00	A–	$3,501,015
1,850	2.200%, 11/01/31 (Mandatory put 11/01/21)	No Opt. Call	A–	1,824,452

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (Alternative Minimum Tax)	No Opt. Call	AA+	3,377,627
3,345	3.050%, 10/01/27 (Alternative Minimum Tax)	4/27 at 100.00	AA+	3,337,273
8,750	3.400%, 10/01/32 (Alternative Minimum Tax)	4/27 at 100.00	AA+	8,617,263

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,390	5.000%, 6/01/21	No Opt. Call	A3	2,549,748
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,351,950
23,660	5.000%, 6/01/23	No Opt. Call	A3	26,272,064
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,075,464
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,192,115
5,630	5.000%, 6/01/25	No Opt. Call	A3	6,430,192

17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	18,258,975

3,475	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteenth Series 2016, 5.000%, 10/01/20	No Opt. Call	A	3,650,279

1,005	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	1,046,577

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,361,732
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,478,479
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,806,521
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,652,985

2,285	Quakertown General Authority Health Facilities, Pennsylvania, Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,244,875

2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	1,928,977

2,500	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA–	2,802,750

1,180	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA–	1,347,666

2,505	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21 (Pre-refunded 3/15/19)	3/19 at 100.00	AA+ (4)	2,524,288

	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	A–	1,120,595
2,410	5.000%, 11/01/22	No Opt. Call	A–	2,631,310
2,530	5.000%, 11/01/23	No Opt. Call	A–	2,803,721
2,665	5.000%, 11/01/24	No Opt. Call	A–	2,996,446
2,550	5.000%, 11/01/25	No Opt. Call	A–	2,898,050

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$3,270	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	AA	$3,584,868
288,481	Total Pennsylvania			298,007,934

	Rhode Island – 0.1%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	A	706,958
1,165	5.000%, 7/01/20	No Opt. Call	A	1,210,423
1,360	5.000%, 7/01/21	No Opt. Call	A	1,449,542
3,225	Total Rhode Island			3,366,923

	South Carolina – 0.9%

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,667,882
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,457,514

1,745	Greenwood Fifty School Facilities, Inc., South Carolina, Installment Purchase Revenue Bonds, Greenwood School District 50 Project, Refunding Series 2016, 5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,795,692

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
1,050	5.000%, 12/01/19	No Opt. Call	A1	1,080,503
600	5.000%, 12/01/20	No Opt. Call	A1	634,620

1,040	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,115,826

350	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	405,643

850	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	3/19 at 100.00	N/R (4)	915,102

3,620	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory put 2/01/24)	11/23 at 100.30	Aa2	3,827,571

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,058,066
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,095,413

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	1,651,738
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	3,246,520
3,500	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	3,986,955
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	2,256,520

1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A+	1,877,680

1,425	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2015C, 5.000%, 12/01/19	No Opt. Call	A+	1,465,484

1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A+	1,355,766

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$5,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/33	10/25 at 100.00	A1	$4,721,100

	Sumter Two School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,537,380
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,049,800
41,310	Total South Carolina			44,202,775

	South Dakota – 0.1%

455	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	474,538

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	406,860
320	4.000%, 11/01/20	No Opt. Call	A+	331,658
525	4.000%, 11/01/21	No Opt. Call	A+	553,718
650	5.000%, 11/01/24	No Opt. Call	A+	746,337

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	685,289
800	5.000%, 11/01/21	No Opt. Call	A+	865,640
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,249,893
4,930	Total South Dakota			5,313,933

	Tennessee – 0.9%

1,510	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 4.000%, 9/01/20	No Opt. Call	AA	1,564,345

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A+	1,030,000
2,500	5.000%, 1/01/20	No Opt. Call	A+	2,571,225
1,500	4.000%, 1/01/21	No Opt. Call	A+	1,553,895

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,070	4.000%, 11/01/19	No Opt. Call	A	1,088,875
810	4.000%, 11/01/20	No Opt. Call	A	839,954
500	4.000%, 11/01/21	No Opt. Call	A	526,500
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,107,734

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	AA–	2,812,249
1,870	5.000%, 7/01/22	No Opt. Call	AA–	2,056,439

8,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory put 11/01/25)	8/25 at 105.00	A3	9,113,479

21,600	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	22,460,976
44,715	Total Tennessee			46,725,671

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 4.8%

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
$1,040	5.000%, 1/01/21	No Opt. Call	A–	$1,092,770
1,430	5.000%, 1/01/22	No Opt. Call	A–	1,535,091
2,500	5.000%, 1/01/23	No Opt. Call	A–	2,734,200
3,560	5.000%, 1/01/24	No Opt. Call	A–	3,957,759

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,074,380
650	5.000%, 9/01/22	No Opt. Call	AA	713,667

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,736,376
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,285,350

1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (Alternative Minimum Tax)	11/23 at 100.00	A+	1,117,060

18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	BBB	19,903,320

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,461,011

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
825	5.000%, 11/15/19	No Opt. Call	A3	845,064
575	5.000%, 11/15/20	No Opt. Call	A3	603,192
480	5.000%, 11/15/21	No Opt. Call	A3	514,910

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	12,863,307
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	9,734,985
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,981,274

	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
4,000	5.000%, 7/01/29 (Alternative Minimum Tax)	7/28 at 100.00	AA	4,696,440
5,000	5.000%, 7/01/30 (Alternative Minimum Tax)	7/28 at 100.00	AA	5,816,400
3,000	5.000%, 7/01/31 (Alternative Minimum Tax)	7/28 at 100.00	AA	3,476,400

2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,351,272

2,915	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	3,039,500

1,250	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	1,256,450

10,315	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2009A, 5.000%, 3/01/20 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	10,369,566

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,024,560
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,052,630
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,075,760
1,720	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,888,508
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,626,428
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,701,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$10,000	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29	7/19 at 102.00	A–	$10,395,800

1,510	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	1,529,917

2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (Alternative Minimum Tax), 144A	10/21 at 105.00	BB–	2,216,695

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,746,762
2,795	5.000%, 8/15/21	No Opt. Call	Aa2	3,015,106
2,010	5.000%, 8/15/22	No Opt. Call	Aa2	2,220,809

6,415	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	7,099,673

4,430	North East Independent School District, Bexar County, Texas, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/01/19 (WI/DD, Settling 1/02/19)	No Opt. Call	Aaa	4,437,974

7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	8,258,251

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22	No Opt. Call	A+	4,373,598
4,945	5.000%, 1/01/23	No Opt. Call	A+	5,487,714
7,045	5.000%, 1/01/24	No Opt. Call	A+	7,976,772

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A+	5,548,750
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,616,448
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,703,776

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	5,791,225

	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A:
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,569,856
2,745	5.000%, 2/15/20	No Opt. Call	AA–	2,841,926

10,000	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2018, 4.000%, 8/29/19	No Opt. Call	SP-1+	10,143,800

	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A:
7,000	5.000%, 10/15/23	No Opt. Call	AAA	7,946,330
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,112,056
12,540	5.000%, 10/15/25	No Opt. Call	AAA	14,784,158
223,115	Total Texas			244,346,296

	Utah – 0.1%

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
1,250	5.000%, 9/01/19	No Opt. Call	A	1,275,050
1,090	5.000%, 9/01/20	No Opt. Call	A	1,143,682
2,065	5.000%, 9/01/21	No Opt. Call	A	2,221,919
4,405	Total Utah			4,640,651

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont – 0.0%

$725	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 4.000%, 12/01/19	No Opt. Call	A+	$738,413

	Virginia – 1.6%

10,550	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 2.150%, 12/01/41 (Mandatory put 9/01/20)	No Opt. Call	A2	10,525,946

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,017,490

29,140	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver Line Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	28,958,166

6,505	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	6,494,852

1,875	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB	1,866,300

1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/19	No Opt. Call	A	1,023,150

15,005	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	14,970,789

11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	11,921,177

2,790	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,786,931
79,855	Total Virginia			79,564,801

	Washington – 2.6%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,297,200

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	5,872,700

10,545	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa1	12,730,557

	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,264,821
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,279,840

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
2,010	5.000%, 3/01/19	No Opt. Call	AA–	2,020,532
1,005	5.000%, 3/01/20	No Opt. Call	AA–	1,041,652

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,520	5.000%, 12/01/20	No Opt. Call	A+	1,607,415
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,270,603

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	$3,154,800

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A+	1,582,125
5,730	5.000%, 1/01/22	No Opt. Call	A+	6,189,030
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,187,295
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,489,706

1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	AA–	1,152,628

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	10,520,300
10,835	5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	11,686,414

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
1,250	5.000%, 10/01/25	No Opt. Call	AA–	1,454,600
1,850	5.000%, 10/01/26	No Opt. Call	AA–	2,183,721
3,010	5.000%, 10/01/27	No Opt. Call	AA–	3,595,054
2,100	5.000%, 10/01/28	No Opt. Call	AA–	2,531,298

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008, 2.125%, 6/01/20, 144A	6/19 at 100.00	A–	5,963,160

1,450	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21, 144A	3/19 at 100.00	N/R	1,437,922

20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	21,748,045
117,170	Total Washington			129,261,418

	West Virginia – 0.7%

3,710	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	3,581,226

10,590	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40 (Mandatory put 4/01/19)	No Opt. Call	A–	10,580,575

6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	6,632,000

4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009A, 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	3,973,480

4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2009B, 2.625%, 12/01/42 (Mandatory put 6/01/22)	No Opt. Call	A–	3,973,480

4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company – Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory put 4/01/22) (Alternative Minimum Tax)	No Opt. Call	A–	4,072,314

1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,143,279
34,190	Total West Virginia			33,956,354

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin – 1.6%

$2,100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22, 144A	3/19 at 100.00	N/R	$2,100,189

980	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23, 144A	5/19 at 100.00	N/R	980,265

840	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	N/R	844,460

5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	5,082,308

950	Wisconsin Health & Educational Facilities Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	974,976

7,180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 1.375%, 11/15/38 (Mandatory put 12/03/19)	No Opt. Call	AA+	7,128,448

5,680	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B, 5.000%, 7/15/19 (ETM)	No Opt. Call	Aa3 (4)	5,778,434

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 (Pre-refunded 7/15/21) – AGM Insured	7/21 at 100.00	AA (4)	3,065,032

6,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	6,936,189

1,710	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010, 5.000%, 12/01/19	No Opt. Call	AA–	1,759,043

850	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	859,800

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (4)	440,761
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (4)	1,595,766

55	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	60,768

3,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,158,725

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,230	5.250%, 5/01/20 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	7,312,350
5	5.375%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	5,061
40	5.375%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	40,472
325	5.750%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	329,339
2,550	5.750%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	2,583,176

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2019A:
9,000	5.000%, 5/01/22 (WI/DD, Settling 1/31/19)	No Opt. Call	Aa2	9,869,760
9,000	5.000%, 5/01/23 (WI/DD, Settling 1/31/19)	No Opt. Call	Aa2	10,107,000

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	5,081,650
675	5.000%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	686,023
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	1,798,904

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wisconsin (continued)

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
$670	5.000%, 7/01/25	7/24 at 100.00		A1	$758,802
1,000	5.000%, 7/01/26	7/24 at 100.00		A1	1,132,540
725	5.000%, 7/01/27	7/24 at 100.00		A1	820,693
77,680	Total Wisconsin				81,290,934
$4,697,490	Total Municipal Bonds (cost $4,900,639,514)				4,904,400,142

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$124	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/19	N/R	$82,063

35	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/55	N/R	17,256
$159	Total Corporate Bonds (cost $7,794)				99,319
	Total Long-Term Investments (cost $4,900,647,308)				4,904,499,461

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.3%

	MUNICIPAL BONDS – 2.3%

	National – 0.2%

$12,850	BB&T Municipal Trust Pool, Tax Exempt Lease Certificates, Class C, Series 2018, Variable Rate Demand Obligations, 2.510%, 11/01/21, 144A (SIFMA reference rate + 0.80% spread) (10), (11)	No Opt. Call		A+	$12,850,000

	Alabama – 0.5%

23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory put 12/12/23) (10)	No Opt. Call		A1	23,435,000

	Florida – 0.8%

10,000	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond Floater 2013-DCL002, Variable Rate Demand Obligations, 1.940%, 5/01/31, 144A (10)	No Opt. Call		A-2	10,000,000

12,190	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond Floater 2013-DCL003, Variable Rate Demand Obligations, 1.940%, 9/25/24, 144A (10)	5/19 at 100.00		A-2	12,190,000

20,700	Miami-Dade County School Board, Florida, Certificates of Participation, Tender Option Bond Floater 2013-DCL005, Variable Rate Demand Obligations, 1.940%, 5/01/37, 144A (WI/DD, Settling 12/31/18) (10)	3/19 at 100.00		A-2	20,700,000
42,890	Total Florida				42,890,000

	Illinois – 0.2%

9,355	Illinois Development Finance Authority, Revenue Bonds, Evanston Northwestern Healthcare Corporation, Series 2001C, Variable Rate Demand Obligations, 1.400%, 5/01/31 (10)	3/19 at 100.00		A-1	9,355,000

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire – 0.2%

$10,055	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Variable Rate Demand Obligations, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory put 10/02/23) (10)	No Opt. Call	A–	$10,139,563

	New York – 0.2%

8,455	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C, Variable Rate Demand Obligations, 1.570%, 8/01/31 (10)	3/19 at 100.00	A-2	8,455,000

	Texas – 0.0%

2,400	Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Variable Rate Demand Obligations, Series 2005B, 1.700%, 2/01/35 – AGM Insured (10)	4/19 at 100.00	VMIG-1	2,400,000

	Wisconsin – 0.2%

8,000	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Series 2018B, Variable Rate Demand Obligations, 1.500%, 4/01/48 (10)	3/19 at 100.00	A-1	8,000,000
$117,440	Total Short-Term Investments (cost $117,440,000)			117,524,563
	Total Investments (cost $5,018,087,308) – 99.7%			5,022,024,024
	Borrowings – 0.0% (12)			(1,267,869)
	Other Assets Less Liabilities – 0.3%			14,682,840
	Net Assets – 100%			$5,035,438,995

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,904,400,142	$—	$4,904,400,142
Corporate Bonds	—	—	99,319	99,319
Short-Term Investments:
Municipal Bonds	—	117,524,563	—	117,524,563
Total	$—	$5,021,924,705	$99,319	$5,022,024,024

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

Tax cost of investments	$5,012,548,904
Gross unrealized:
Appreciation	44,657,430
Depreciation	(35,182,310)
Net unrealized appreciation (depreciation) of investments	$9,475,120

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage backed securities may be subject to periodic principal paydowns.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(6)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)

On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(10)

Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	Borrowings as a percentage of total investments is 0.0%

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

SIFMA	Securities Industry and Financial Market Association

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 119.8%

	MUNICIPAL BONDS – 119.0%

	Alabama – 1.1%

$2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 0.000%, 9/01/37, 144A	3/19 at 100.00	N/R	$29

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (Alternative Minimum Tax)	9/27 at 100.00	N/R	15,120,480

3,398	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A	9/27 at 100.00	N/R	3,236,768

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/19 at 100.00	B3	10,050,200

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/19 at 100.00	B3	3,884,402

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	9,714,400

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,455,287
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,677,100

	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	2,092,200
35,500	0.000%, 10/01/50	10/23 at 105.00	BB	30,889,615

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	14,593,200
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,430,350
2,520	0.000%, 10/01/46 – AGM Insured (4)	10/23 at 105.00	BB+	2,229,772
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	8,844,200

34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	39,812,940

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	346,710

32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	33,651,606

3,000	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	11/22 at 100.00	BBB	2,976,930
193,456	Total Alabama			186,006,189

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona – 2.8%

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
$1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	$1,705,938
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,033,420

1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,861,117

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	568,789
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,367,037
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,484,382

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	668,066
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	3,613,148

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A:
6,145	6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	6,216,405
20,060	6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	20,262,004

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B:
1,545	5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,528,546
1,405	5.000%, 3/01/42, 144A	9/27 at 100.00	BB+	1,365,477

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,227,302
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	546,208

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,485,720
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,555,000
2,500	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	2,451,700

2,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada – Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48, 144A	12/26 at 100.00	BB	2,272,927

3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada, and St. Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A	7/26 at 100.00	BB+	3,288,695

11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	11,290,515

18,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	17,975,844

10,325	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	10,364,235

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	682,595
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	667,992
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	761,205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,059	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	$1,077,363

2,093	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	1,859,296

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,384,680

4,540	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	4,616,590

14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (5)	1/28 at 100.00	AA–	14,694,521

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	3/19 at 100.00	N/R	385,329

12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,Series 2017D, 4.000%, 7/01/40 (UB) (5)	7/27 at 100.00	A+	12,919,723

1,660	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48, 144A	11/19 at 100.00	N/R	1,684,219

5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41, 144A	7/21 at 100.00	N/R	5,667,050

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	1,912,298
3,130	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,135,133

640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (6)	703,469

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba1	3,270,930
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba1	10,896,800

4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	4,685,852

5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba1	5,049,750

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	2,596,124
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (6)	4,566,760

1,195	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB–	1,216,199

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	20,910,949
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	17,601,596
22,635	5.375%, 2/01/41	2/24 at 100.00	B+	21,390,754

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 4.000%, 6/01/42 – AGM Insured (UB) (5)	6/22 at 100.00	A	$5,316,800

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	13.544%, 6/01/34, 144A (IF) (5)	6/22 at 100.00	A3	2,775,947
1,500	12.580%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,880,160
375	12.580%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	470,040
1,265	12.580%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,585,602
975	12.567%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,221,792
775	12.563%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	971,098

9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,360,439

6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,155,507

4,480	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	3/19 at 100.00	Baa2	4,333,414

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	CCC	3,461,042

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,088,540
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,949,616

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB–	1,259,377
2,110	5.700%, 7/01/35	7/20 at 102.00	BB–	1,945,504
1,330	6.000%, 7/01/43	7/20 at 102.00	BB–	1,227,125
800	6.000%, 7/01/48	7/20 at 102.00	BB–	729,024

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,874,994
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	4,855,027

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB–	48,167
1,895	7.375%, 7/01/49	7/20 at 102.00	BB–	1,844,460

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB–	3,028,637
5,700	5.375%, 7/01/46	7/26 at 100.00	BB–	4,840,782
6,830	5.500%, 7/01/51	7/26 at 100.00	BB–	5,777,839

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,888,830
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,420,388

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44	2/24 at 100.00	N/R	10,036,158

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	$2,695,298

11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	11,709,554

7,600	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (6)	7,846,848

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
340	7.000%, 1/01/22	No Opt. Call	B	337,746
4,275	7.375%, 1/01/32	1/22 at 100.00	B	3,926,075
6,695	7.500%, 1/01/42	1/22 at 100.00	B	5,949,980

5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	5,634,290

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	1,210,551
2,750	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	2,798,620

15,970	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB–	17,618,423

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	66,181
80	5.250%, 12/01/28	No Opt. Call	BBB+	93,389
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba1	31,812,919

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,159,598
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,369,792

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,311,928
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	2,869,166
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,310,051

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
4,557	5.750%, 7/01/22	3/19 at 100.00	N/R	4,524,372
8,923	6.000%, 7/01/30	3/19 at 100.00	N/R	8,314,808

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,171,912

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
2,960	7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (6)	3,258,990
1,830	7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (6)	2,059,116

1,305	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,216,299
450,337	Total Arizona			458,081,867

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 19.6%

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	$595,602
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	3,045,515
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,279,473

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (6)	2,008,973

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
7,065	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,628,575
1,640	5.250%, 3/01/36	3/26 at 100.00	Ba3	1,762,246
12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,447,876
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	16,361,577

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 12.585%, 8/01/47, 144A (IF) (5)	8/23 at 100.00	A+	4,696,069

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	3/19 at 100.00	N/R	967,970

6,925	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	6,944,736

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (4)	5/40 at 100.00	A+	1,083,818
4,480	0.000%, 5/01/47 (4)	5/40 at 100.00	A+	2,826,522

	Bakersfield City School District, Kern County, California, General Obligation Refunding Bonds, Series 2017A:
4,890	4.000%, 11/01/42 – AGM Insured (UB) (5)	11/26 at 100.00	A+	5,059,341
3,750	4.000%, 11/01/46 – AGM Insured (UB) (5)	11/26 at 100.00	A+	3,856,538

4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, Series 2017A 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,314,450

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014 S-6, 5.000%, 10/01/54 (UB) (5)	10/24 at 100.00	A1	21,093,525

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2017S-7:
13,000	4.000%, 4/01/47 (UB) (5)	4/27 at 100.00	A1	13,339,560
1,000	4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	1,023,250

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,105,784

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,083,090

2,125	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,400,379

7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA–	7,360,844

4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA	4,282,808

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,503,300

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	3/19 at 100.00	N/R	$1,239,651

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	3/19 at 100.00	B2	1,500,675
1,175	5.700%, 6/01/46	3/19 at 100.00	B2	1,175,341

74,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Turbo Series 2006B, 0.000%, 6/01/46	3/19 at 100.00	N/R	13,418,420

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	3/19 at 100.00	Ba3	2,004,720

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	3/19 at 100.00	BB–	7,016,520

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	3/19 at 100.00	N/R	7,954,500

28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	3/19 at 100.00	N/R	4,537,962

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B:
11,530	4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A+	11,708,715
55,910	5.000%, 11/15/46 (UB) (5)	11/26 at 100.00	A+	61,833,665

27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2017A, 4.000, 11/15/48 (UB) (5)	11/27 at 100.00	A+	27,800,881

24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (5)	11/27 at 100.00	A+	25,128,924

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
2,500	15.149%, 11/15/40, (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA– (6)	3,579,37
1,500	15.149%, 11/15/40, (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA– (6)	2,147,625
4,000	14.151%, 11/15/40, (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA– (6)	5,615,440

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (5)	2/27 at 100.00	A1	4,254,437
6,830	5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	7,601,175

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
1,250	12.596%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA–	1,588,675
605	12.575%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA–	768,580

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
42,070	5.000%, 11/01/47 (UB) (5)	No Opt. Call	AA–	54,009,045
140,100	4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA–	143,128,962
10,000	4.000%, 11/01/38 (UB) (5)	11/27 at 100.00	AA–	10,407,400

3,420	California Health Facilities Financing Authority, Revenue Bonds, Los Angeles BioMedical, Series 2018, 5.000%, 9/01/48	9/28 at 100.00	Baa2	3,717,369

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$6,995	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2017A, 5.000%, 11/15/56 (UB) (5)	11/27 at 100.00	A1	$7,726,887

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	13.133%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A1	734,573
1,250	13.150%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A1	1,607,900

6,995	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2017A, 5.000%, 11/15/56 (UB) (5)	11/27 at 100.00	A1	7,726,887

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	15.465%, 10/01/33, 144A (IF) (5)	10/24 at 100.00	AA–	778,089
460	15.492%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA–	741,704
3,150	15.579%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	4,861,490
2,000	15.579%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	3,086,660
2,000	15.579%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	3,086,660
845	15.532%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	1,302,483

29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016A, 4.000%, 10/01/47 (UB) (5)	10/26 at 100.00	AA–	29,472,881

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,945,171

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,800	15.579%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	2,508,444
1,610	15.571%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	2,243,310

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA–	3,679,839

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	13.066%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	2,629,720
2,385	13.063%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA–	3,135,726

6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2015A , 4.000%, 8/15/40 (UB)	8/25 at 100.00	A+	6,777,239

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221
2,500	17.168%, 8/15/42, (Pre-refunded 8/15/20), 144A (IF) (5)	8/20 at 100.00	AA+ (6)	3,199,250
2,000	17.168%, 8/15/42, (Pre-refunded 8/15/20), 144A (IF)	8/20 at 100.00	AA+ (6)	2,559,400

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	17.059%, 8/15/42, (Pre-refunded 8/15/20), 144A (IF) (5)	8/20 at 100.00	AA+ (6)	3,199,250
2,500	17.059%, 8/15/42, (Pre-refunded 8/15/20), 144A (IF) (5)	8/20 at 100.00	AA+ (6)	3,199,250

8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (5)	10/26 at 100.00	AAA	9,068,045

6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (5)	11/23 at 100.00	A	6,154,065

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies – El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48, 144A	10/22 at 105.00	N/R	$10,701,570

1,315	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies – El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25, 144A	10/22 at 105.00	N/R	1,322,732

1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB+	1,508,730

	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	667,226
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,649,788
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,593,571

1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48, 144A	6/28 at 100.00	Ba1	1,187,433

	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	511,850
6,025	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,088,263

3,875	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,080,763

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB+	1,965,720

1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,227,301

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,780,223
675	5.300%, 8/01/47	8/22 at 100.00	BB	682,412

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,189,228

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB–	1,700,026

910	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	910,218

	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A:
840	5.000%, 6/01/36	6/26 at 100.00	BBB–	896,717
1,715	5.000%, 6/01/46	6/26 at 100.00	BBB–	1,807,130

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
760	6.750%, 10/01/28	3/19 at 100.00	N/R	760,562
1,000	7.000%, 10/01/39	3/19 at 100.00	N/R	1,000,390

2,225	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Senior Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	2,378,570

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,356,360

8,445	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (6)	9,116,969

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	$5,460,250

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,443,138

3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	3,162,310

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	1,081,250
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,194,277

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	599,993
530	6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	560,030

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,224,791

320	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	319,990

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (6)	525,720
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (6)	1,097,751

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
3,000	5.000%, 12/31/47 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	3,262,170
2,600	4.000%, 12/31/47 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	2,564,822

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,170	5.250%, 11/01/47	11/26 at 100.00	BBB–	1,252,778
11,490	5.000%, 11/01/47	11/26 at 100.00	BBB–	12,065,879

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,161,243

1,775	California Municipal Finance Authority, Student Housing Revenue Bonds, West Village Student Housing Project, Series 2018, 4.000%, 5/15/48 – BAM Insured	11/28 at 100.00	Baa3	1,774,929

5,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	5,515,664

3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27, 144A (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,184,849

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
13,965	5.000%, 7/01/37, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	14,559,630
12,940	5.000%, 11/21/45, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	13,396,523

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
$2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	$2,018,195
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	2,942,629

555	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	548,512

1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	B1	1,710,523

10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (5)	2/28 at 100.00	AA	10,113,800

	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,412,423
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,367,316

	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,749,876
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	994,199

	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	1,758,830
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	928,224

	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	5,478,296
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	4,660,813

	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,524,899
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	2,883,091

2,000	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	2,055,480

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB–	1,028,440

	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,233,825
5,000	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	4,888,650

1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,309,651

1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A	6/27 at 100.00	N/R	1,156,803

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
1,230	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,270,664
1,460	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,496,836

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
$610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	$620,870
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	530,366

11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (7)	6/20 at 102.00	N/R	8,768,650

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,278,951
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,533,304

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB–	2,117,234
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB–	5,253,632

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	2,011,900

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,354,990

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	731,090

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,354,138
2,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	2,400,728

10,000	California State, General Obligation Bonds, Refunding Various Purpose, Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA–	11,274,200

1,500	California State, General Obligation Bonds, Series 2015, 5.000%, 3/10/45 (UB) (5)	3/25 at 100.00	Aa3	1,663,110

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 13.043%, 9/01/32, 144A (IF) (5)	9/23 at 100.00	Aa3	15,265,504

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	13.046%, 10/01/37, 144A (IF) (5)	10/24 at 100.00	Aa3	183,255
815	13.013%, 10/01/37, 144A (IF) (5)	10/24 at 100.00	Aa3	1,193,657
1,570	12.995%, 10/01/37, 144A (IF) (5)	10/24 at 100.00	Aa3	2,298,182
15,725	13.046%, 4/01/43, 144A (IF) (5)	4/23 at 100.00	Aa3	21,276,554
1,250	13.046%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	Aa3	1,793,338

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 14.924%, 3/01/40 – AGM Insured, 144A (IF) (5)	3/20 at 100.00	Aa3	5,187,240

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	13.046%, 11/01/43, 144A (IF) (5)	11/23 at 100.00	Aa3	3,500,850
1,875	13.039%, 11/01/43, 144A (IF) (5)	11/23 at 100.00	Aa3	2,625,150
725	13.046%, 5/01/44, 144A (IF) (5)	5/24 at 100.00	Aa3	1,017,509
750	9.053%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	Aa3	829,935

3,055	California State, General Obligation Bonds, Various Purpose, Series 2015, 4.000%, 8/01/45 (UB) (5)	8/25 at 100.00	AA–	3,140,357

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$34,785	5.250%, 12/01/44	12/24 at 100.00	BB–	$36,659,564
101,445	5.500%, 12/01/54	12/24 at 100.00	BB–	108,335,144

133,790	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB–	140,134,322

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
4,565	5.250%, 12/01/43, 144A	6/28 at 100.00	BB–	4,872,088
5,750	5.500%, 12/01/58, 144A	6/28 at 100.00	BB–	6,168,715

146	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42 (7)	11/20 at 102.00	N/R	728

1,900	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aaa (6)	1,946,588

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	2,678,426

1,300	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (6)	1,421,108

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	4,788,477

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 15.218%, 11/15/49 – AGM Insured, 144A (IF) (5)	11/24 at 100.00	AA	663,810

25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	A–	27,211,500

	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 20146:
3,000	4.000%, 8/15/41 (UB) (5)	8/26 at 100.00	A1	3,043,230
5,440	5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A1	6,011,853

6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (5)	12/27 at 100.00	A+	7,188,220

9,250	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2017A, 4.000%, 11/01/51 (UB)	11/27 at 100.00	AA–	9,478,013

	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	7,720,756
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	8,625,064

14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	A–	15,026,652

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,054,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	$1,174,910

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,263,691
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,318,310

1,440	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,538,150

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,041,436

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,650	5.000%, 9/02/35	9/25 at 100.00	N/R	3,824,470
1,200	5.000%, 9/02/40	9/25 at 100.00	N/R	1,245,336

3,955	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,066,373

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,790	5.000%, 9/02/37	9/27 at 100.00	N/R	1,886,356
1,980	5.000%, 9/02/46	9/27 at 100.00	N/R	2,066,150

2,300	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	2,463,415

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,292,395
3,145	5.000%, 9/02/47	9/28 at 100.00	N/R	3,314,861

2,195	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,454,164

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,449,850

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (6)	1,439,575
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (6)	2,606,693

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,360	5.750%, 7/01/30	3/19 at 100.00	CC	5,313,080
15,010	5.750%, 7/01/35	3/19 at 100.00	CC	12,367,039
13,000	5.500%, 7/01/39	3/19 at 100.00	CC	10,697,440

2,610	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	3/19 at 100.00	CC	2,187,050

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,035,710

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
685	5.000%, 9/01/22 – AMBAC Insured	3/19 at 100.00	N/R	686,466
155	5.250%, 9/01/27 – AMBAC Insured	3/19 at 100.00	N/R	155,288

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,820	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27, 144A	9/24 at 100.00	N/R	$2,817,829

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 13.424%, 6/01/21, 144A (IF) (5)	No Opt. Call	AA+	3,648,200

500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	537,990

18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	18,443,114

1,250	Dana Point, California, Special Tax Bonds, Community Facilities District 2006-1 Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,297,763

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 216-XG0043, 13.145%, 8/01/39 (Pre-refunded 8/01/19) – AGC Insured, 144A (IF) (5)	8/19 at 100.00	AA (6)	5,399,800

10,535	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	10,968,199

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA–	2,552,720
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA–	3,347,677
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA–	3,195,278

3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/19 at 100.00	A2	3,486,953

7,385	Fillmore, California, Wastewater Revenue Bonds, Series 2017A, 4.000%, 5/01/42 – AGM Insured (UB) (5)	5/27 at 100.00	N/R	7,638,675

2,785	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,982,819

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,496,450

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	Baa3	5,162,580

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
6,000	0.000%, 1/15/32 – AGM Insured (4)	1/31 at 100.00	BBB–	5,791,380
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB–	2,504,800
4,500	5.750%, 1/15/46	1/24 at 100.00	Baa3	5,062,905

9,550	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 0.000%, 8/01/43	8/26 at 54.52	Aa3	3,505,137

11,900	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2016B, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	12,260,808

5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (5)	8/27 at 100.00	AA	5,488,345

156,445	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	157,260,079

48,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	47,007,675

26,950	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	25,986,807

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$19,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2015A, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A1	$20,990,820

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
2,485	12.563%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	A+	3,526,140
690	12.554%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	A+	978,841

1,157,910	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	3/19 at 100.00	CCC+	187,592,999

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (6)	1,804,653

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 17.707%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (5)	7/21 at 100.00	Aaa	2,710,256

7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2018-B, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA	7,179,270

630	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/19 at 100.00	N/R	632,457

18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA+	19,572,981

	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (5)	8/26 at 100.00	AA	13,174,531
44,380	4.000%, 8/01/42 – AGM Insured (UB) (5)	8/26 at 100.00	AA	46,024,279

160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	3/19 at 100.00	A	160,421

283,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital Appreciation, 0.000%, 6/01/47	3/19 at 100.00	N/R	37,448,468

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,438,713
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,312,135

11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2017B, 4.000%, 8/01/41 (UB) (5)	8/27 at 100.00	Aa3	11,959,005

4,445	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (6)	4,979,911

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,138,973

260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	275,746

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,230,528

	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House – Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,678,380
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,127,210

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,500	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	$2,675,675

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,040,500

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (6)	2,060,760
1,400	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	1,442,532
1,045	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (6)	1,076,747

3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,374,655

810	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	858,122

6,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/41 (UB) (5)	8/26 at 100.00	Aa3	6,185,940

	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (5)	8/26 at 100.00	Aa2	6,677,117
10,450	4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa2	10,872,598
13,045	4.000%, 8/01/41 (UB) (5)	8/26 at 100.00	Aa2	13,537,188
14,760	4.000%, 8/01/42 (UB) (5)	8/26 at 100.00	Aa2	15,286,932
10,255	4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	10,565,932
32,355	4.000%, 8/01/45 (UB) (5)	8/26 at 100.00	Aa2	33,270,970

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (4)	8/29 at 100.00	AA–	1,623,200

	Los Angeles County Facilities Inc., California, Lease Revenue Bonds, Vermont Corridor County Administration Building, Series 2017B:
2,930	5.000%, 12/01/36 (UB) (5)	12/28 at 100.00	AA	3,418,167
7,060	5.000%, 12/01/43 (UB) (5)	12/28 at 100.00	AA	8,093,090

6,025	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,118,568

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 13.210%, 5/15/40, 144A (IF) (5)	5/20 at 100.00	AA	2,179,781

6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2017B, 5.000%, 5/15/46 (Alternative Minimum Tax) (UB) (5)	5/26 at 100.00	AA–	6,930,189

29,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA	32,765,650

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345:
1,150	12.895%, 7/01/38, 144A (IF) (5)	7/22 at 100.00	AA	1,561,769
1,715	12.914%, 7/01/43, 144A (IF) (5)	1/24 at 100.00	AA	2,416,212

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	AA	5,548,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	AA+	$16,612,721

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 15.579%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	AA	3,747,128

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2017-XF2455, 16.204%, 6/01/34 (Pre-refunded 6/01/19), 144A (IF) (5)	6/19 at 100.00	AA+ (6)	2,671,450

8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – FGIC Insured (UB) (5)	8/27 at 100.00	Aa2	8,342,240

18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Series 2018B, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	Aa2	19,501,295

1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,128,080

8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,246,080

	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (6)	1,340,152
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (6)	3,013,580
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (6)	11,446,135

3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (6)	4,522,118

35,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	36,403,968

7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	AA–	8,209,695

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	A (6)	951,526
1,190	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	A (6)	1,275,168

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (6)	1,545,855

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (6)	1,709,077
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (6)	1,202,807

1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,147,444

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/19 at 100.00	N/R	1,012,525
1,325	5.000%, 9/01/37	9/19 at 100.00	N/R	1,327,133

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	A	2,150,580

580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	623,390

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (6)	$2,670,052

7,070	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2016A, 4.000%, 3/01/39 (UB) (5)	3/26 at 100.00	A	7,139,922

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	2,440,359

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056, 12.279%, 10/01/42, 144A (IF) (5)	4/22 at 100.00	A2	4,475,537

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (Mandatory put 8/01/42) – AGM Insured	8/37 at 100.00	AA	1,426,357

970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43 – BAM Insured	8/38 at 100.00	AA	571,679

2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/19 at 100.00	N/R	2,491,610

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	9/19 at 100.00	N/R	1,688,253
3,780	5.450%, 9/01/32	9/19 at 100.00	N/R	3,765,296
4,480	5.500%, 9/01/36	3/19 at 100.00	N/R	4,424,851

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
830	7.000%, 4/01/25	3/19 at 100.00	CCC+	805,864
1,605	7.500%, 4/01/35	3/19 at 100.00	CCC+	1,519,919

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA–	781,886
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA–	741,652

8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa3	9,170,796

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/19 at 100.00	N/R	2,863,108

8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/45 (UB) (5)	8/27 at 100.00	AA	8,312,080

4,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (6)	4,442,253

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (6)	18,730,051

16,400	Patterson Public Finance Authority, Califronia, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A , 5.750%, 9/01/39	9/23 at 100.00	N/R	17,775,304

2,935	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,196,655

5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,671,721

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	$4,506,294

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,830,675

	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	13,137,368
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	9,798,100

1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,331,425

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	3/19 at 100.00	N/R	4,411,431

4,725	River Delta Unified School District, School Facilities Improvement District 2, Sacramento and Solano Counties, California, General Obligation Bonds, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,425,769

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 13.714%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	2,033,213

3,030	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Desert Communities & Interstate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (5)	10/27 at 100.00	AA	3,067,814

6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (5)	10/27 at 100.00	AA	6,488,188

1,500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project Area, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A (6)	1,613,055

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	2,684,794
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	2,546,222
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	2,413,356
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	1,822,296

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A3 (6)	1,143,960

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,467,246

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	273,741
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	312,886

2,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	2,918,108

840	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/19 at 100.00	N/R	842,898

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
$1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	$1,205,405
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,054,570
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,870,746

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	1,991,879
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,474,376

4,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	4,206,360

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	13.604%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	A+	4,520,500
3,000	13.604%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	A+	5,424,600
6,580	13.604%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	A+	13,034,519

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 13.556%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	A+	3,233,635

5,680	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/19 at 100.00	N/R	5,702,947

2,410	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,561,252

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,065,140

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,479,760
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,308,810

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 14.918%, 8/01/39 (Pre-refunded 8/01/29), 144A (IF)	8/19 at 100.00	N/R (6)	3,203,230

10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2017I, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	Aa2	10,312,700

10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA–	10,252,300

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 12.557%, 5/01/44, 144A (Alternative Minimum Tax) (IF) (5)	5/24 at 100.00	A+	5,853,310

137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Series 2018D, 5.000%, 5/01/43 (Alternative Minimum Tax) (UB) (5)	5/28 at 100.00	AA+	153,723,289

5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	5,311,800

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A–	1,374,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
$2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	$1,929,730
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	4,832,031
17,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	4,941,688

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/19 at 100.00	N/R	699,490
3,020	0.000%, 8/01/34	8/19 at 100.00	N/R	1,206,973

16,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/49	1/25 at 100.00	BBB–	17,195,520

13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (5)	8/27 at 100.00	AA	13,836,744

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,336,100

7,625	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	3/19 at 100.00	N/R	7,630,948

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (6)	3,604,380

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,504,424
3,440	6.000%, 9/01/43	9/23 at 100.00	N/R	3,781,867

	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	3/19 at 100.00	N/R	8,088,960
7,500	0.000%, 6/01/47	3/19 at 100.00	N/R	1,276,800

94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	3/19 at 100.00	N/R	6,698,568

11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA	11,829,508

15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/47 (UB)	8/27 at 100.00	Aa2	15,978,069

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37 (Pre-refunded 3/01/19)	3/19 at 101.00	N/R (6)	7,627,350

4,665	Sweetwater Union High School District, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/42 (UB) (5)	2/26 at 100.00	A+	4,757,180

5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Series 2018C, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AAA	5,095,650

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,305,700

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
$4,520	5.500%, 9/01/27, 144A	No Opt. Call	N/R	$4,545,493
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	3,641,001
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	4,967,516
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	13,331,490

1,100	Temecula Valley Unified School District, Riverside County, California, Community Facilities District No. 14-1, Special Tax Bonds, Series 2018, 5.000%, 9/01/50	9/25 at 103.00	N/R	1,197,878

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 14.208%, 5/15/38, 144A (IF) (5)	No Opt. Call	AA–	10,239,644

42,780	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	3/19 at 100.00	CCC+	7,631,524

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
15,195	5.375%, 6/01/38	3/19 at 100.00	B–	15,268,088
25,315	5.500%, 6/01/45	3/19 at 100.00	B–	25,437,018

15,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	3/19 at 100.00	CCC+	2,306,813

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,300	5.000%, 6/01/37	3/19 at 100.00	B2	11,299,887
47,950	5.125%, 6/01/46	3/19 at 100.00	B2	47,949,521

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27 (7)	3/19 at 100.00	N/R	584,500
2,785	5.200%, 11/01/32 (7)	3/19 at 100.00	N/R	1,949,500

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A– (6)	1,359,907

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (6)	871,576
4,110	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (6)	4,739,981

10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (5)	8/26 at 100.00	A1	10,979,625

10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2017, 4.000%, 9/01/46 (UB) (5)	9/27 at 100.00	AA+	10,554,614

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194, 12.930%, 5/15/37, 144A (IF) (5)	5/22 at 100.00	AA–	2,157,728

10,325	University of California, General Revenue Bonds, Limited Project, Series 2016K, 4.000%, 5/15/46, (UB) (5)	5/26 at 100.00	AA–	10,496,085

11,000	University of California, General Revenue Bonds, Limited Project, Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA–	11,206,360

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 13.066%, 5/15/36, 144A (IF) (5)	5/23 at 100.00	AA	3,621,400

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 13.210%, 5/15/38, 144A (IF) (5)	5/23 at 100.00	AA	3,681,353

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	$684,912

3,610	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,952,228

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,842,966

2,155	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,308,070

14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	15,258,243

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	4,275,326

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/19 at 100.00	N/R	7,124,237
4,674,276	Total California			3,259,507,065

	Colorado – 8.3%

2,475	9th Avenue Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.000%, 12/01/48	12/23 at 103.00	N/R	2,486,138

	Adonea Metropolitan District 2, Colorado, Aurora, Arapahoe County, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,103,744
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	4,694,433

5,213	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,343,453

	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	490,980
1,575	5.125%, 12/01/47	12/22 at 103.00	N/R	1,534,381

515	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	500,534

	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,264,685
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,545,486

2,130	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,008,271

3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	2,904,660

527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	520,523

4,405	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,142,903

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,620	Banning Lewis Ranch Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	$1,558,343

3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,280,375

2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,208,719

2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	2,523,125

	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,646,164
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,495,176

2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,402,028

2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	2,874,394

644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	636,626

2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,177,415

829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	807,811

500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	500,715

2,008	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,013,663

2,965	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,994,205

675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	649,229

1,325	Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,298,460

	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018A:
1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	1,175,117
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,225,115

1,226	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,193,597

3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,205,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
$3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	$3,164,492
6,270	6.125%, 12/01/47	12/22 at 103.00	N/R	6,281,788

8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,492,821

3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,318,928

2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	2,943,863

4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	4,840,563

	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017:
3,275	5.000%, 12/01/37	12/20 at 103.00	N/R	3,243,233
9,265	5.000%, 12/01/47	12/20 at 103.00	N/R	8,988,996

3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (6)	4,282,940

1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (6)	2,021,327

2,712	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,653,367

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
6,250	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	6,315,188
18,770	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	18,740,719

4,495	Centerra Metropolitan District No. 1, In the City of Loveland, Larimer County, Colorado, Special Revenue Improvement Bonds, Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,520,801

4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,404,420

1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,789,074

1,345	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,335,047

2,673	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	2,525,825

765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	765,513

2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,828,037

	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,114,642
4,380	6.500%, 12/01/47	12/22 at 103.00	N/R	4,373,999

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
$4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	$4,168,736
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	8,409,314
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,221,206

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	AA–	2,639,078

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B+	4,411,361

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,330,668

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	3/19 at 100.00	BB+	1,752,765

5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,705,620

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
1,630	5.500%, 2/15/26	2/20 at 100.00	N/R	1,630,505
2,370	5.625%, 2/15/36	3/19 at 100.00	N/R	2,369,834

955	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	994,604

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
2,920	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	2,947,244
3,855	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	3,837,845

4,565	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,726,281

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,047,680
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,189,533
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,743,416

855	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	926,179

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BBB–	2,861,004
7,500	5.000%, 12/15/45	12/25 at 100.00	BBB–	7,721,475

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
2,000	5.000%, 9/01/36, 144A	9/21 at 100.00	N/R	1,979,060
3,780	5.000%, 9/01/46, 144A	9/21 at 100.00	N/R	3,621,391

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	857,453
765	5.125%, 11/01/49	11/24 at 100.00	BB+	743,588

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	3/19 at 100.00	N/R	3,934,073

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 5.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA	$48,033,063

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,430,880

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	5,065,865

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	3,987,246

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 13.079%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	BBB+	2,263,652

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
2,500	12.096%, 2/01/41, 144A (IF) (5)	2/21 at 100.00	BBB+	2,801,875
3,450	12.096%, 2/01/41, 144A (IF) (5)	2/21 at 100.00	BBB+	3,866,588

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 13.204%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	BBB+	4,982,997

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 13.166%, 10/01/37, 144A (IF) (5)	11/23 at 100.00	BBB+	4,091,880

5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (5)	6/26 at 100.00	A+	5,526,950

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	792,092

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2048:
2,000	18.076%, 1/01/35, 144A (IF) (5)	1/24 at 100.00	AA–	3,295,060
4,785	15.579%, 1/01/44, 144A (IF) (5)	1/24 at 100.00	AA–	6,734,840

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,345,357

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	13.834%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	1,125,360
1,250	13.834%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	1,406,700
3,500	12.837%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	3,898,860
265	12.837%, 1/01/40, 144A (IF)	1/20 at 100.00	AA–	291,921

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,575,678

135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 12/01/19 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	—

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	5.500%, 4/01/22 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	82,563
2,668	6.875%, 10/01/27 (Alternative Minimum Tax) (8)	No Opt. Call	N/R	923,024

31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	33,238,296

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	$739,013

6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,029,201

1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,469,715

3,130	Colorado Science and Technology Park Metropolitan District No.1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,139,891

3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,704,436

1,156	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,127,123

1,354	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	1,257,595

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39	12/22 at 100.00	N/R	6,085,825

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27	12/22 at 100.00	N/R	4,896,778

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
7,770	5.400%, 12/01/27	3/19 at 100.00	N/R	4,662,000
10,965	5.450%, 12/01/34	3/19 at 100.00	N/R	6,579,000

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,710,887

	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	825,846
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,239,629

506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	494,306

2,000	Copperleaf Metropolitan District No. 6, In Arapahoe County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	1,977,580

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	1,949,442
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,685,100

3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B , 5.250%, 12/01/47	12/22 at 103.00	N/R	4,006,463

5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (9)	12/21 at 100.00	N/R	2,436,950

	Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
2,560	5.625%, 12/01/38	12/23 at 103.00	N/R	2,494,080
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	9,369,541

1,630	Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,590,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	$2,356,546

2,574	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,485,300

670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	652,319

4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,534,252

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (6)	3,561,759

790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (6)	853,232

7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	7,452,328

750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	720,278

	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2018A:
3,470	4.000%, 12/01/43 (Alternative Minimum Tax) (UB) (5)	12/28 at 100.00	A	3,472,707
36,470	4.000%, 12/01/48 (Alternative Minimum Tax) (UB) (5)	12/28 at 100.00	A	36,216,898

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 12.566%, 11/15/43, 144A (IF) (5)	11/23 at 100.00	A	3,436,925

2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,466,997

1,270	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,234,529

	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
2,720	5.500%, 12/01/38	12/23 at 103.00	N/R	2,766,947
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	8,710,655

1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,828,640

2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,066,787

870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	773,047

13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (5)	6/26 at 100.00	AA+	13,909,712

1,695	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,641,540

704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	685,752

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
$7,500	0.000%, 9/01/39	No Opt. Call	BBB+	$3,209,925
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	5,328,570
1,500	0.000%, 9/01/41	No Opt. Call	BBB+	586,125

1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	785,992

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	25,090,094
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	44,923
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	307,375
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	6,443,090
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	280,570

45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	18,529,859

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	BBB+	10,770,611
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	BBB+	10,331,163
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	BBB+	7,905,247

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	23,734,400
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	17,001,739

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	1,941,300
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	BBB+	482,183

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	576,730

2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,314,105

632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	621,458

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,628,149

4,806	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	4,911,299

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,288,544

2,135	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,027,161

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,560	5.250%, 12/01/24	No Opt. Call	N/R	2,606,694
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,189,015
28,930	6.000%, 12/01/38	12/24 at 100.00	N/R	29,113,706

2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,221,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	$619,768

715	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	740,669

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	2,944,563
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,567,294

1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,719,319

1,320	Glen Metropolitan District. 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,257,934

5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,374,106

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (Mandatory put 12/01/19) (4), (10)	12/19 at 100.00	N/R	2,024,727

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (Mandatory put 12/01/19) (10)	12/19 at 100.00	N/R	2,641,361

3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (10)	12/20 at 100.00	N/R	3,786,510

780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	728,317

5,105	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	4,999,429

2,260	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	2,267,277

735	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	721,799

4,995	Green Gables Metropolitan District No. 2 , In Jefferson County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	5,007,288

2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	2,470,326

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	770,288

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (6)	2,149,190

955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (6)	1,035,306

4,575	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,574,817

820	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	787,585

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,193,686

8,323	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	3/19 at 100.00	N/R	8,084,546

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,420	Highlands Metropolitan District No. 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	$3,432,825

1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,529,882

336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	325,853

4,885	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,776,895

1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	1,027,932

780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	782,636

2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A	12/23 at 103.00	N/R	2,146,293

1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,536,584

1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,564,672

534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	536,990

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,030,673

	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,152,664
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,390,838

	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	5,218,484
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,240,437
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	17,771,873

7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	6,476,980

3,395	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	3/19 at 100.00	N/R	3,286,394

	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
439	7.500%, 8/01/48	12/23 at 103.00	N/R	424,623
2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,601,730

	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
2,200	5.125%, 12/01/37	12/23 at 103.00	N/R	2,207,700
4,000	5.250%, 12/01/47	12/23 at 103.00	N/R	4,007,480

2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,285,453

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	$6,141,628

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,245,809

1,618	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,618,631

3,265	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,322,791

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	486,885
1,770	5.000%, 12/01/45	12/21 at 103.00	N/R	1,773,505

695	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	684,234

5,175	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,248,744

2,308	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,311,347

2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	2,254,307

1,280	Littleton Village Metropolitan District No. 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	1,275,917

1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,232,011

197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	189,729

2,820	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,873,834

674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	658,330

1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,420,770

1,416	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,375,177

1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,777,943

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,520,925
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,299,788

2,315	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,222,354

2,655	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46, 144A	12/21 at 103.00	N/R	2,369,614

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$561	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46, 144A	12/21 at 103.00	N/R	$512,765

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (11)	3/19 at 100.00	N/R	4,731,400
10,910	6.125%, 12/01/35 (12)	3/19 at 100.00	N/R	8,946,200

1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	1,697,414

	North Park Metropolitan District 1, in the City of Broomfield, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,496,568
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	2,877,234

	North Park Metropolitan District 1, in the City of Broomfield, Colorado, Special Revenue Bonds, Series 2018A-2:
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,610,150
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	8,677,395

2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	1,980,000

9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	8,892,847

1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,189,514

	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,533,028
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	2,933,558

2,836	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,803,528

915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	858,032

940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	893,000

3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,463,460

1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,692,825

800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	781,728

	Palisade Park North Metropolitan District No. 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	1,901,343
530	8.000%, 12/15/46	12/21 at 103.00	N/R	493,870

1,559	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,421,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	$3,726,560

4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,346,740

	Pinon Pines Metropolitan District No. 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	2,727,330
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	3,847,941

3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,142,779

	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
12,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	13,082,879
2,170	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,086,867

3,000	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	2,929,080

3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,182,491

15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,446,452

16,450	Raindance Metropolitan District No. 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	16,087,607

2,840	Raindance Metropolitan District No. 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,788,681

	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	4,883,053
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	10,280,131

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	472,796
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,190,239

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014, 5.000%, 6/01/44 – AGM Insured (UB) (5)	6/23 at 100.00	AA	10,880,700

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	12.606%, 6/01/39, 144A (IF) (5)	6/23 at 100.00	AA–	3,615,499
3,750	12.606%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	AA–	5,038,650
3,190	12.602%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	AA–	4,285,765
2,745	12.601%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	AA–	3,687,853

6,500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	6,603,870

5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A , 5.625%, 12/01/48	12/23 at 103.00	N/R	5,773,032

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$5,710	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	$5,618,412

1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,326,219

3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,209,250

1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,307,558

510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	488,376

1,103	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	3/19 at 100.00	N/R	1,103,276

2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,311,467

509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	511,067

Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:

550	5.125%, 12/01/37	12/23 at 103.00	N/R	556,930
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,006,090

635	Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	623,513

1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,181,023

1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,730,537

1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,444,095

1,900	Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	1,879,480

2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,915,468

4,033	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	3/19 at 100.00	N/R	3,456,523

1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,827,517

7,000	South Maryland Creek Ranch Metropolitan District, Summit County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	6,800,150

1,950	South Maryland Creek Ranch Metropolitan District, Summit County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	1,906,944

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	816,099
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,198,321

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,060	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (6)	$2,260,253

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 6.500%, 12/01/42	12/20 at 103.00	N/R	6,781,130

5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	4,938,363

6,175	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	5,951,156

1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,074,038

	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,453,560
6,550	5.125%, 12/01/47	12/22 at 103.00	N/R	6,381,076

1,084	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,036,185

10,597	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	10,784,249

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,639,726

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,750,544
4,500	5.750%, 12/01/45	12/20 at 103.00	N/R	4,582,440

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,737,689
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,040,770

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,052,148

4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,452,480

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (4)	12/22 at 102.00	N/R	5,491,160

4,955	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	4,808,183

2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,222,493

595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	584,004

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (7)	3/19 at 100.00	N/R	1,200,000

2,385	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,461,225

2,730	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,803,765

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	$6,022,557

1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds, Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,318,398

1,935	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,014,490

757	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	3/19 at 100.00	N/R	758,143

2,211	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,165,763

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
998	6.000%, 12/01/44	12/20 at 103.00	N/R	1,000,455
784	7.750%, 12/15/44	12/20 at 103.00	N/R	788,916

6,425	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,550,480

	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,469,985
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	2,778,437

953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	933,578

3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	3,053,190

1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,555,502

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (13)	3/19 at 100.00	N/R	1,710,000

970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	A2	929,289

1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,359,512

764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	748,262

1,710	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,626,056

245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	235,839

1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,696,555

690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	672,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	$257,108

1,700	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,718,938

2,211	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,151,016

1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,431,600

849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	819,132

	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,001,690
2,635	5.000%, 12/01/47	12/22 at 103.00	N/R	2,591,338

1,995	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	1,933,754

6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	6,437,600

1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,703,791

3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,468,083

1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,585,623

2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,209,526

292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A	12/23 at 103.00	N/R	293,124

1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	1,245,523

473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	473,184
1,521,367	Total Colorado			1,384,885,408

	Connecticut – 0.4%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	3/19 at 100.00	Caa1	6,728,802

5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA–	5,853,242

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Connecticut (continued)

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
$546	7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (6)	$574,288
38,220	7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (6)	41,028,406

168,445	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, (cash 4.000%, PIK 2.050%) 7/01/31 (7)	No Opt. Call	N/R	5,769,253

4,464	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B–	4,755,578

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (6)	5,552,850
229,060	Total Connecticut			70,262,419

	Delaware – 0.3%

17,960	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	18,392,297

1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,045,847

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	5,086,236
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	7,794,750

	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation – Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BBB–	1,170,444
1,450	5.000%, 7/01/48	1/28 at 100.00	BBB–	1,531,693

6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	6,154,750

1,360	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,437,928
41,492	Total Delaware			42,613,945

	District of Columbia – 1.1%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,642,282

28,900	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 5.712%, 8/01/37	12/18 at 100.00	Baa2	28,900,000

266,590	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/19 at 100.00	N/R	42,078,566

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Series 2015:
5,000	5.000%, 7/15/40 (UB) (5)	1/26 at 100.00	A1	5,477,000
10,000	5.000%, 7/15/44 (UB) (5)	1/26 at 100.00	A1	10,921,400

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (6)	2,254,529

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	B–	2,635,895
2,740	7.500%, 11/15/31	11/20 at 100.00	B–	2,791,923
1,000	7.875%, 11/15/40	11/20 at 100.00	B–	1,022,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

$6,410	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41	4/21 at 100.00	Ba2	$6,694,155

90	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (6)	99,156

	District of Columbia, Revenue Bonds, Howard University, Series 2011A:
35	18.086%, 10/01/41 (UB) (Pre-refunded 4/01/21) (5)	4/21 at 100.00	N/R (6)	38,561
2,465	18.086%, 10/01/41 (UB) (5)	4/21 at 100.00	Ba2	2,574,273

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
2,500	18.086%, 10/01/37, 144A (IF) (5)	4/21 at 100.00	Ba2	2,973,325
3,025	18.066%, 10/01/37, 144A (IF) (5)	4/21 at 100.00	Ba2	3,596,876
1,250	18.086%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	Ba2	1,475,663
1,750	18.086%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	Ba2	2,066,050
10	18.086%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	N/R (6)	11,805
615	18.086%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	Ba2	726,026
20	18.086%, 10/01/41 (Pre-refunded 4/01/21), 144A (IF) (5)	4/21 at 100.00	N/R (6)	23,599
1,230	18.086%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	Ba2	1,452,052

	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	594,517
800	5.000%, 7/01/37	7/24 at 103.00	N/R	803,848
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,035,830

83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	35,739,878

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	BBB+	8,740,480

5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2018A, 5.000%, 10/01/48 (Alternative Minimum Tax) (UB) (5)	10/28 at 100.00	AA–	5,575,100
440,900	Total District of Columbia			174,945,239

	Florida – 12.6%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,599,570

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,820,150
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,810,950

	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	11,372,328
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	13,874,115
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	8,172,375

2,360	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	3/19 at 100.00	N/R	2,361,369

2,900	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	3/19 at 100.00	N/R	2,809,433

1,765	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A, 5.375%, 11/01/48	11/28 at 100.00	N/R	1,742,885

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
$2,530	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	$2,496,705
4,220	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,154,084

1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,558,288

	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	413,622
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	997,650

1,710	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	1,677,185

750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	745,718

2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	1,958,423

785	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	767,235

3,340	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,059,741

	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,205	5.300%, 5/01/39	5/29 at 100.00	N/R	1,169,886
2,070	5.375%, 5/01/49	5/29 at 100.00	N/R	1,997,840

17,760	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	3/19 at 100.00	N/R	16,532,251

23,075	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	23,435,201

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,619,800

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
570	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	572,326
935	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	923,490

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
2,250	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	2,235,443
4,000	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	3,953,880
1,460	5.125%, 11/01/51, 144A	11/29 at 100.00	N/R	1,438,217

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
480	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	476,894
750	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	741,353

2,600	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,631,018

1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,651,567

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,005	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	$2,002,093

4,545	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,601,040

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	1,018,080

3,635	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,584,546

3,070	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,069,754

4,420	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,382,872

3,255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	3,069,107

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,738,086

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,570,050
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,064,808
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,161,456

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	80,362
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,280,110

130	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	3/19 at 100.00	N/R	130,088

2,920	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	3/19 at 100.00	N/R	2,652,119

2,995	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	3,550,093

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,117,710

	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
740	5.375%, 11/01/36	11/27 at 100.00	N/R	753,490
1,070	5.500%, 11/01/46	11/27 at 100.00	N/R	1,089,346

1,855	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	1,853,442

3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,134,784

32,010	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	31,925,814

1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34	5/27 at 100.00	N/R	1,000,630

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
$1,795	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	$1,738,673
2,990	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	2,882,181

2,410	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	3/19 at 100.00	N/R	2,317,456

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,440	6.500%, 11/01/29	11/19 at 100.00	BB+	1,471,291
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,269,324

	Bullfrog Creek Community Development District, Hillsborough County, Special Assessment Bonds, Series 2017:
1,325	5.125%, 11/01/38	11/27 at 100.00	N/R	1,319,183
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	1,909,847

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,214,680

510	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.125%, 10/01/21 – NPFG Insured	3/19 at 100.00	Baa2	510,587

	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc. Projects, Series 2018A:
1,000	5.375%, 6/15/38, 144A	6/28 at 100.00	N/R	987,500
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	1,911,846

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (7)	1/21 at 103.00	N/R	1,323,000

720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (7)	3/19 at 100.00	N/R	684,000

2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	BBB	2,267,123

	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc., Series 2018:
730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	716,845
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	3,933,643
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	3,857,667

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,145,700

	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	BB	3,423,865
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	BB	4,671,785

5,750	Capital Trust Agency, Florida, Revenue Bonds, Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	5,386,083

43,240	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	44,528,120

10,500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	9,609,285

	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,060,734
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	855,629

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
$1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	$1,822,205
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,674,775
11,380	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	11,094,703

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
795	5.625%, 11/01/36	11/26 at 100.00	N/R	806,233
1,915	5.750%, 11/01/47	11/26 at 100.00	N/R	1,938,880

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	607,775
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,194,900

3,130	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	3/19 at 100.00	N/R	3,067,212

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,015,854
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,746,559

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,737,896
4,000	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,007,840

1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,172,724

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (Alternative Minimum Tax)	10/25 at 100.00	N/R	3,924,160

2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,600,366

3,170	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	4/19 at 100.00	N/R	3,169,746

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	525,440
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,245,723

	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A:
1,110	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,060,272
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,037,222

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35, 144A	5/24 at 100.00	N/R	7,806,560
5,000	8.000%, 5/15/37, 144A	5/24 at 100.00	N/R	4,874,700

1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49, 144A	5/25 at 100.00	N/R	888,930

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
$945	4.625%, 5/01/35	5/26 at 100.00	N/R	$913,900
500	4.750%, 5/01/46	5/26 at 100.00	N/R	477,865

2,725	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	3/19 at 100.00	N/R	2,690,011

1,435	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	3/19 at 100.00	N/R	1,421,095

1,800	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	3/19 at 100.00	N/R	1,735,452

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
3,625	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	3,553,261
7,400	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	7,234,758

1,175	Covington Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018, 4.125%, 5/01/48	5/28 at 100.00	BBB	1,171,969

	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
790	5.250%, 11/01/37	11/28 at 100.00	N/R	799,014
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,066,258

925	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	946,710

	Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018:
2,340	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,336,888
3,440	5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	3,421,527

3,155	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,082,435

2,385	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,455,930

905	Cypress Creek Community Development District, Hillsborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	858,574

	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
1,000	5.400%, 5/01/39, 144A	5/29 at 100.00	N/R	1,007,000
3,205	5.550%, 5/01/49, 144A	5/29 at 100.00	N/R	3,227,275

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	3,920,560
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	7,908,784

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
1,900	4.750%, 12/15/38, 144A	12/32 at 100.00	N/R	1,845,090
5,315	5.000%, 12/15/48, 144A	12/32 at 100.00	N/R	5,201,737

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	944,537
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,436,721
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	1,963,016

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	$8,827,118

825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	860,780

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,239,005

	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,650	5.125%, 5/01/39	5/29 at 100.00	N/R	1,652,508
2,780	5.250%, 5/01/49	5/29 at 100.00	N/R	2,784,170

	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
2,290	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,274,382
4,405	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,429,272

4,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	3,959,400

4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	3,979,080

3,265	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	3,191,015

	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
3,725	5.500%, 11/01/29, 144A	No Opt. Call	N/R	3,655,380
1,000	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	992,660
2,000	5.625%, 5/01/49, 144A	5/29 at 100.00	N/R	1,984,000

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,029,624

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,356,948
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,451,233

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	782,006
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,540,910

830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	793,414

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,083,382
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	9,842,592

3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	3,819,823

295	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017B, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	294,705

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	319,056

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
$9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	$8,794,791
14,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	13,777,019

255	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Taxable Series 2017D, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	254,416

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,054,711
8,535	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	8,996,829
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	7,251,949

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,159,563
4,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	3,821,081

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	368,621
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	8,696,945

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,555,995
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,166,826

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
5,000	7.000%, 6/15/26	6/21 at 100.00	BB	5,367,050
5,275	7.500%, 6/15/33	6/21 at 100.00	BB	5,701,642
17,150	7.625%, 6/15/41	6/21 at 100.00	BB	18,457,859

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	1,540,260
5,800	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	5,905,038

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	20,937,511
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,548,800

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,231,135
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,395,006

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc. Projects, Series 2017A:
2,150	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	2,172,597
6,290	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,332,961

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
3,850	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	3,940,860
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,343,178

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,095	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	$4,245,246

294,894	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Mandatory put 1/01/28) (Alternative Minimum Tax)	1/19 at 105.00	N/R	303,713,232

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,249,188
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,507,020

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,715,640
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,375,200

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 6 Project, Series 2017:
565	5.000%, 11/01/38	11/28 at 100.00	N/R	577,289
840	5.000%, 11/01/47	11/28 at 100.00	N/R	854,960

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,511,163

	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	995,130
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	1,995,520

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,713,130

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	232,390

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	2,936,520

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	992,370

2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,058,086

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,590,090

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,035,290

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	5/23 at 100.00	N/R	9,281,301

1,630	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,628,761

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
$1,535	5.000%, 11/01/28	No Opt. Call	N/R	$1,520,064
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	10,144,642

9,030	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 4/15/22	No Opt. Call	N/R	9,049,324

	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017:
890	4.625%, 11/01/37	11/27 at 100.00	N/R	863,264
1,120	5.000%, 11/01/47	11/27 at 100.00	N/R	1,106,437

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,221,981
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,322,672

4,955	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,042,059

	Harmony West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One, Series 2018:
1,000	5.100%, 5/01/38, 144A	5/32 at 100.00	N/R	980,900
2,000	5.250%, 5/01/49, 144A	5/32 at 100.00	N/R	1,953,000

	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,604,123
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	6,448,541

3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	3,756,480

760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	743,683

505	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	504,354

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,256,880
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,285,249

785	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	796,163

2,360	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	2,365,900

550	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	3/19 at 100.00	N/R	529,161

1,610	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	1,551,911

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
395	5.375%, 11/01/37	11/27 at 100.00	N/R	404,022
795	5.500%, 11/01/47	11/27 at 100.00	N/R	809,962

325	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	331,806

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Highlands Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
$1,080	5.250%, 6/15/39, 144A	12/29 at 100.00	N/R	$1,075,939
1,825	5.375%, 6/15/49, 144A	12/29 at 100.00	N/R	1,812,754

2,395	Hillcrest Community Development District, Hollywood, Florida, Special Assessment District Revenue Bonds, Capital Improvement Program, Series 2018, 5.000%, 11/01/48	11/27 at 100.00	N/R	2,340,370

3,500	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	3/19 at 100.00	BB	3,429,860

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	1,982,442
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,010,890

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017:
1,000	4.625%, 11/01/37	11/27 at 100.00	N/R	968,760
1,000	5.000%, 11/01/47	11/27 at 100.00	N/R	999,920

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 11.315%, 10/01/41, 144A (IF)	10/21 at 100.00	AA–	3,336,197

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	477,848
895	5.375%, 11/01/44	11/24 at 100.00	N/R	889,362

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	595,421
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,023,511

3,915	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	3/19 at 100.00	N/R	3,917,545

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	998,330
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,843,914

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,255	4.625%, 5/01/37	5/27 at 100.00	N/R	1,212,016
2,200	5.000%, 5/01/48	5/27 at 100.00	N/R	2,156,704

2,440	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,365,946

1,230	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,264,268

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,400,533

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,628,520
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,221,949

2,950	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	2,985,577

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
$1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	$1,553,795
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,551,551

2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	2,958,181

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
970	4.875%, 5/01/35	5/25 at 100.00	N/R	970,718
700	4.875%, 5/01/45	5/25 at 100.00	N/R	680,232

4,245	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	4,239,566

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	1,133,285
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,452,335

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39, 144A	5/29 at 100.00	N/R	2,264,063
4,000	5.450%, 5/01/48, 144A	5/29 at 100.00	N/R	4,024,800

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northwest Sector Project, Series 2018:
1,275	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,283,887
2,000	5.650%, 5/01/48, 144A	5/29 at 100.00	N/R	2,013,820

9,050	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	3/19 at 100.00	N/R	9,059,865

1,785	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,837,747

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
10,455	5.250%, 6/15/27	3/19 at 100.00	BB–	10,447,577
35,550	5.375%, 6/15/37	3/19 at 100.00	BB–	33,543,558

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB–	2,590,586
4,700	5.750%, 6/15/42	6/22 at 100.00	BB–	4,530,048

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	5,972,427

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,690,186

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	787,282
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,010,320
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	7,670,655

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$23,920	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007, 5.000%, 4/01/37 (UB) (5)	3/19 at 100.00	A+	$23,981,235

226	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	3/19 at 100.00	N/R	224,423

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (7)	No Opt. Call	N/R	956,250

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,005,030
3,745	5.625%, 5/01/46	5/26 at 100.00	N/R	3,761,403

1,920	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,916,160

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	424,096

	Mediterranean Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
1,130	4.750%, 5/01/37	5/28 at 100.00	N/R	1,116,677
2,700	5.000%, 5/01/48	5/28 at 100.00	N/R	2,640,708

	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (5)	9/25 at 100.00	AA–	15,152,883
7,000	5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA–	7,803,530

	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	3,756,805
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	6,214,209

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	13,211,780
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	15,523,335

10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 4.000%, 4/01/53 (UB) (5)	4/28 at 100.00	A–	10,765,811

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
9,370	6.000%, 11/01/46, 144A (7)	11/26 at 100.00	B	8,746,989
7,175	6.000%, 11/01/51, 144A (7)	11/26 at 100.00	B	6,626,256

4,810	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,027,075

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,054,110
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,814,857

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,514,790
2,250	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	2,271,240

3,250	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB–	3,371,908

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 2016-XG0065, 14.493%, 10/01/41 (Pre-refunded 10/01/20), 144A (IF) (5)	10/20 at 100.00	A2 (6)	$3,587,299

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 15.906%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured, 144A (IF) (5)	6/19 at 100.00	Aa3 (6)	3,421,058

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
3,750	12.905%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	Aa3 (6)	4,575,600
855	12.905%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	Aa3 (6)	1,043,237
2,065	12.892%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	Aa3 (6)	2,519,073

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,021,307
6,715	5.000%, 5/01/37	5/23 at 100.00	N/R	6,933,238

13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,356,913

7,955	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	7,788,979

1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,439,197

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,555	5.250%, 11/01/35	11/24 at 100.00	N/R	1,606,035
2,660	5.625%, 11/01/45	11/24 at 100.00	N/R	2,759,431

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,555	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,518,566
2,655	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	2,589,448

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (7)	3/19 at 100.00	N/R	687,300

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/19 (7)	No Opt. Call	N/R	1,256,100

5,060	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,028,628

4,480	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018, 4.875%, 5/01/38, 144A	5/28 at 100.00	N/R	4,362,086

8,065	North Springs Improvement District, Broward County, Florida, Water Management Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	7,811,275

8,710	North Springs Improvement District, Broward County, Florida, Water Management Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	8,499,915

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,146,824

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,795,472
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	5,819,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
$2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	$2,500,128
750	5.000%, 8/01/37	8/27 at 100.00	N/R	771,038
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,039,060

13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	13,606,290

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	3,282,460
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	5,741,002

1,290	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.750%, 11/01/35	11/25 at 100.00	N/R	1,252,087

345	Orange County Health Facilities Authority, Hospital Revenue Bonds, Florida, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056, 12.250%, 10/01/42, 144A (IF) (5)	4/22 at 100.00	A2	432,858

2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,244,843

	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,070	5.125%, 5/01/38	5/28 at 100.00	N/R	1,043,657
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,098,620

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	559,140
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,112,560
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,112,200
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,609,950
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	13,060,904

11,345	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 0.000%, 10/01/47 (Mandatory put 10/01/29)	10/23 at 103.00	N/R	10,550,850

3,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 5.000%, 5/01/39	5/27 at 100.00	BBB–	3,486,350

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	647,851

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
340	4.875%, 5/01/22	No Opt. Call	N/R	339,099
1,375	5.375%, 5/01/31	5/22 at 100.00	N/R	1,377,998

9,270	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	3/19 at 100.00	N/R	9,191,669

2,356	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	3/19 at 100.00	N/R	2,089,387

1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	999,910

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
$500	5.250%, 11/01/38	11/29 at 100.00	N/R	$500,780
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,001,550

2,440	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,451,761

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
235	5.750%, 11/01/22	No Opt. Call	N/R	248,308
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,402,975
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,178,310

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,364,688
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,285,391

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,276,195

7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,627,666

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	2,699,229
2,730	5.000%, 11/01/47	11/27 at 100.00	N/R	2,656,645

2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,485,042

2,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,196,203

2,560	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,699,264

	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,236	4.500%, 5/01/32	5/27 at 100.00	N/R	1,184,446
1,002	5.000%, 5/01/46	5/27 at 100.00	N/R	950,487

1,435	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	1,388,276

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
590	5.450%, 5/01/31	5/26 at 100.00	N/R	553,214
825	5.600%, 5/01/37	5/26 at 100.00	N/R	761,071

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,053,730
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,041,600

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38, 144A	11/29 at 100.00	Ba3	2,004,720
3,760	5.500%, 11/01/49, 144A	11/29 at 100.00	N/R	3,768,798

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	$1,924,510

1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,678,393

	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
1,000	4.750%, 11/01/37, 144A	11/27 at 100.00	N/R	981,630
1,250	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,221,913

3,805	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	3/19 at 100.00	N/R	3,804,734

5,550	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Notes, Series 2018, 6.250%, 1/01/20, 144A	2/19 at 100.00	N/R	5,550,111

	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	389,493
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	578,672

2,250	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	2,243,228

740	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Refunding Subordinate Lien Series 2018B, 5.750%, 11/01/25, 144A	No Opt. Call	N/R	734,176

310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	312,995

2,040	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	1,980,799

4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	3,993,720

955	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	938,011

	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
1,000	5.250%, 5/01/39	5/31 at 100.00	N/R	1,006,240
3,000	5.375%, 5/01/49	5/31 at 100.00	N/R	3,025,350

6,000	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	3/19 at 100.00	N/R	5,916,540

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	65,472
785	5.375%, 5/01/37	5/27 at 100.00	N/R	790,440
2,750	5.625%, 5/01/47	5/27 at 100.00	N/R	2,794,523

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,452,862
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	3,651,225

	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2017:
36,610	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	AA–	37,008,317
40,915	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	AA–	41,240,274

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
$400	4.875%, 5/01/35	5/26 at 100.00	N/R	$397,524
100	5.000%, 5/01/38	5/26 at 100.00	N/R	99,625

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,129,640

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,145,109

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,125,383
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,315,085

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,545,283
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,046,350

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,327,795

	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
1,270	4.625%, 12/15/38	12/28 at 100.00	N/R	1,222,693
1,930	5.000%, 12/15/47	12/28 at 100.00	N/R	1,906,666

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,827,575

1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,688,225

1,280	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	1,234,931

1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	3/19 at 100.00	N/R	1,222,185

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	2,965,968
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,394,533

	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	499,350
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,316,977

1,460	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,462,263

	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	967,761
491	4.750%, 5/01/38	5/27 at 100.00	N/R	474,689
1,561	5.000%, 5/01/46	5/27 at 100.00	N/R	1,506,786

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,975	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	3/19 at 100.00	N/R	$6,764,634

	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,125,905
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,834,856

	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	982,650
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,210,388

	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,090	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,048,406
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,026,131

22,545	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (4)	5/19 at 100.00	N/R	22,108,754

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (4)	5/22 at 100.00	N/R	9,624,790

	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38, 144A	5/28 at 100.00	N/R	561,579
975	5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	937,248

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/19 (7)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (7)	3/19 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (7)	3/19 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (7)	3/19 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (7)	5/19 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT:
130	6.450%, 5/01/23	3/19 at 100.00	N/R	129,477
175	6.550%, 5/01/27	3/19 at 100.00	N/R	173,051
870	6.650%, 5/01/40	3/19 at 100.00	N/R	805,672

2,530	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39	5/19 at 100.00	N/R	2,118,268

5,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	4,978,050

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	3/19 at 100.00	N/R	27,920,172

21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/19 at 100.00	N/R	14,068,487

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	3/19 at 100.00	N/R	235

2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,317,957

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$31,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/19 at 100.00	N/R	$31,846,729

3,235	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,602,690

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
540	5.375%, 5/01/38	5/29 at 100.00	N/R	542,722
1,000	5.500%, 5/01/49	5/29 at 100.00	N/R	1,001,870

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,750	5.375%, 5/01/38	5/29 at 100.00	N/R	1,758,820
3,600	5.500%, 5/01/49	5/29 at 100.00	N/R	3,606,732

4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	4,719,585

825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	851,969

210	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-2, 5.875%, 11/01/30	11/28 at 100.00	N/R	215,842

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One – Phase 2 Project, Series 2018:
725	5.250%, 11/01/39, 144A	11/30 at 100.00	N/R	726,211
1,000	5.375%, 11/01/49, 144A	11/30 at 100.00	N/R	1,001,660

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	868,395

2,170	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,192,416

	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,085,601
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,359,856

2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	1,926,900

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	1,364,538
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,433,725

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017:
3,970	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	3,817,631
6,200	4.750%, 11/01/48, 144A	11/27 at 100.00	N/R	5,960,680

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	1,965,140
570	5.125%, 11/01/45	11/25 at 100.00	N/R	560,572

2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,518,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
$1,000	5.000%, 5/01/37	5/28 at 100.00	A2	$1,061,160
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,124,414

7,130	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	7,189,536

615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	599,299

	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32, 144A	No Opt. Call	N/R	1,385,248
2,000	5.000%, 12/15/37, 144A	12/32 at 100.00	N/R	1,992,660
6,000	5.000%, 12/15/47, 144A	12/32 at 100.00	N/R	5,874,000

	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	257,746
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,005,470

145	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 5.625%, 11/01/35 (Pre-refunded 2/01/19)	2/19 at 100.00	N/R (6)	144,214

2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,034,780

2,790	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	2,729,708

2,350	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29, 144A	3/19 at 100.00	N/R	2,272,638

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,529,055
130	6.125%, 5/01/42	5/22 at 100.00	N/R	133,900

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
960	5.000%, 5/01/23	5/22 at 100.00	N/R	984,038
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,803,268

1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,336,337

	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,127,657
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,073,012
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	1,828,670
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	1,744,650

1,900	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	1/19 at 101.00	N/R	1,886,510

1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	949,780

4,420	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,453,901

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
$1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	$1,537,598
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,104,652

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,228,058
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,721,988

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,890	5.000%, 11/01/38	11/27 at 100.00	N/R	1,798,524
3,000	5.125%, 11/01/48	11/27 at 100.00	N/R	2,829,480

2,215	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	3/19 at 100.00	N/R	2,089,875

350	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB–	369,334

1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB–	1,369,298

	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	1,894,258
4,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	3,918,320

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	1,999,422
1,705	5.250%, 5/01/39	5/27 at 100.00	N/R	1,681,812

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017:
5,000	4.000%, 5/01/27	No Opt. Call	N/R	4,764,150
1,000	4.500%, 5/01/32	5/27 at 100.00	N/R	953,590

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
2,685	5.000%, 5/01/32	5/27 at 100.00	N/R	2,706,641
1,115	4.400%, 5/01/32	5/27 at 100.00	N/R	1,057,700
2,095	4.500%, 5/01/34	5/27 at 100.00	N/R	1,977,198
3,520	5.000%, 5/01/37	5/27 at 100.00	N/R	3,494,726

	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
565	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	556,022
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	571,533

	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
2,020	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	1,929,060
2,600	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,513,082

	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
935	4.625%, 5/01/38	5/27 at 100.00	N/R	897,413
1,300	5.000%, 5/01/48	5/27 at 100.00	N/R	1,272,492

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	$1,875,610

1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,557,566

1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,067,552

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	517,700
2,380	5.625%, 5/01/45	5/25 at 100.00	N/R	2,463,562

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	913,344
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,664,572

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	505,053
925	5.500%, 5/01/46	5/28 at 100.00	N/R	926,258
2,150,374	Total Florida			2,099,557,466

	Georgia – 0.6%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,500,756

5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2015, 5.000%, 11/01/40, (UB) (5)	5/25 at 100.00	AA–	5,563,100

4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 16.158%, 3/01/23, 144A (IF) (5)	No Opt. Call	AA–	6,852,615

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (7), (8)	3/19 at 100.00	N/R	—
95	5.375%, 12/01/28 (7), (8)	6/19 at 100.00	N/R	—

4,210	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	4,145,924

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	2,954,340

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	11,402,370

	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 2017:
1,000	4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA–	1,026,120
22,510	4.000%, 8/15/48 (UB) (5)	2/28 at 100.00	AA–	22,975,282

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	4,907,463

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,086,719

6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,165,960

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 16.890%, 8/15/49, 144A (IF) (5)	2/25 at 100.00	AA–	$4,186,040

7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	6,978,650

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,038	5.500%, 7/15/23	7/21 at 100.00	N/R	1,037,518
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,233,006
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,450,462

	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	1,823,606
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,541,072

7,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	7,330,190
95,031	Total Georgia			100,161,193

	Guam – 0.4%

3,305	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/33	11/25 at 100.00	BB	3,497,516

3,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	3,169,528

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,022,080
9,000	6.875%, 12/01/40	12/20 at 100.00	B+	9,248,940

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	BBB–	2,127,280
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB–	4,094,323

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	8,137,896
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (6)	33,997,428

1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	Baa2	1,604,862
63,980	Total Guam			66,899,853

	Hawaii – 0.3%

1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba2	1,492,760

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,169,595
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	9,801,257

7,405	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	7,341,687

16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Series 2017B, 4.000%, 3/01/37 (Alternative Minimum Tax) (UB) (5)	3/27 at 100.00	Baa2	16,687,008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	A–	$5,536,298

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,106,105
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,017,040
47,560	Total Hawaii			48,151,750

	Idaho – 0.1%

3,648	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	3,885,339

1,305	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc., Series 2008A, 6.000%, 6/01/38	3/19 at 100.00	BBB	1,306,762

955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2018A, 6.000%, 7/01/49, 144A	7/28 at 100.00	BB	999,293

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB	1,072,970
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,516,088
9,288	Total Idaho			9,780,452

	Illinois – 15.7%

6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	3/19 at 100.00	N/R	6,130,845

6,240	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/19 at 100.00	N/R	6,077,448

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	2/19 at 100.00	N/R	4,002,800

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,635,768

5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 16.763%, 12/01/39 – AGM Insured, 144A (IF) (5)	12/21 at 100.00	A2	7,399,436

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2017:
11,130	5.750%, 4/01/35 (UB) (5)	4/27 at 100.00	A	12,543,955
38,215	6.100%, 4/01/36 (UB) (5)	4/27 at 100.00	A	44,354,240
6,115	5.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	6,483,184
118,345	6.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A	134,731,049
4,685	5.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A	4,953,638

2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B+	2,191,664

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
13,000	5.500%, 12/01/39	12/21 at 100.00	B2	13,205,140
1,005	5.250%, 12/01/41	12/21 at 100.00	B2	1,012,759
41,030	5.000%, 12/01/41	12/21 at 100.00	B2	41,072,261

11,505	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B2	11,516,620

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
$12,190	5.250%, 12/01/35	12/24 at 100.00	B+	$12,525,713
22,560	5.250%, 12/01/39	12/24 at 100.00	B+	22,948,483

4,605	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	12/20 at 100.00	B2	4,644,004

305	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (6)	313,665

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,510	5.000%, 12/01/34	12/22 at 100.00	B2	1,527,561
20,650	4.000%, 12/01/35	12/22 at 100.00	B2	18,474,936

16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B+	19,585,944

2,375	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34	12/27 at 100.00	B+	2,431,501

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G:
9,500	5.000%, 12/01/34	12/27 at 100.00	B+	9,726,005
17,820	5.000%, 12/01/44	12/27 at 100.00	B+	17,819,287

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
1,500	5.000%, 12/01/36	12/27 at 100.00	B+	1,524,750
10,860	5.000%, 12/01/46	12/27 at 100.00	B+	10,827,094

7,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018, 5.000%, 4/01/46 (UB) (5)	4/28 at 100.00	A	7,931,700

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
6,325	5.000%, 12/01/34	12/28 at 100.00	B+	6,488,818
6,765	5.000%, 12/01/35	12/28 at 100.00	B+	6,918,633

9,650	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46 (WI/DD, Settling 1/04/19)	12/28 at 100.00	B+	9,620,761

263,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	298,698,773

43,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	50,773,362

8,150	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/29 – NPFG Insured	No Opt. Call	B+	5,172,887

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,765	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B+	1,120,263
4,550	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B+	2,744,333

3,385	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B+	1,937,134

2,485	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2018A, 4.000%, 1/01/41	1/28 at 100.00	AA–	2,449,216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
$8,000	15.840%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	$11,399,920
500	15.840%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	712,495
2,950	15.831%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	4,202,865

8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (5)	12/21 at 100.00	A3	9,366,471

52,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (5)	12/24 at 100.00	AA	56,414,091

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	15.483%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	3,510,884
2,000	15.483%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	2,700,680
3,755	15.483%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	5,070,527
1,000	16.730%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	1,413,450
2,000	16.730%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	2,826,900
1,150	16.730%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	1,625,468

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2017-XF2426:

5,448	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	11/19 at 100.00	N/R	5,449,907

1,145	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	3/19 at 100.00	N/R	1,144,720

957	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	3/19 at 100.00	N/R	952,139

11,000	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	10,837,310

6,104	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (7)	3/19 at 100.00	N/R	4,431,717

4,356	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	2/19 at 100.00	N/R	4,355,664

6,011	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopement Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	5,946,014

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Series 2018A:
7,000	4.000%, 1/01/43 (Alternative Minimum Tax) (UB) (5)	1/29 at 100.00	A	12,927,254
11,800	5.000%, 1/01/48 (UB) (5)	1/29 at 100.00	A	6,904,240

	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
21,370	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB–	12,965,179
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	4,834,080
32,270	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB–	12,796,669

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,025	5.250%, 1/01/29	1/25 at 100.00	Ba1	2,144,354
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,767,879
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,118,060
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,628,725

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
$2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	$3,140,857
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,507,424
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,130,950
1,000	5.000%, 1/01/36	1/24 at 100.00	Ba1	1,023,940

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB–	5,547,650
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB–	16,603,376
6,440	5.750%, 1/01/34	1/27 at 100.00	BBB–	7,088,959
127,985	6.000%, 1/01/38	1/27 at 100.00	BBB–	142,664,880

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	2,907,441
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,069,621

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,305,950
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,199,076
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	16,536,480

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	3,326,641
395	5.000%, 1/01/34	1/19 at 100.00	Ba1	395,348
200	5.000%, 1/01/40	1/19 at 100.00	Ba1	200,140

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	3,129,865
4,130	5.000%, 1/01/40	1/21 at 100.00	Ba1	4,176,793

9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,577,754

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	2,088,040

1,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007G, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,044,020

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/26	No Opt. Call	BBB–	2,141,120
3,365	5.000%, 1/01/35	1/26 at 100.00	BBB–	3,495,697
1,000	5.000%, 1/01/38	1/26 at 100.00	BBB–	1,030,320

	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB–	3,869,048
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB–	2,765,771

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB–	4,119,687
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB–	5,003,006

800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 15.958%, 1/01/35 – AGM Insured, 144A (IF) (5)	1/21 at 100.00	A2	984,840

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	24,127,302

1,000	City of Chicago IL, 0.000%, 1/01/27	No Opt. Call	Ba1	726,890

60,330	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	62,843,951

6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AA	6,107,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
$1,400	4.000%, 11/15/34 (UB) (5)	11/27 at 100.00	AA	$1,459,430
11,170	4.000%, 11/15/37 (UB) (5)	11/27 at 100.00	AA	11,472,037
1,645	4.000%, 11/15/38 (UB) (5)	11/27 at 100.00	AA	1,680,713

900	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	892,134

575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	590,404

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 16.120%, 12/01/21, 144A (IF) (5)	No Opt. Call	AA–	2,989,400

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	3/19 at 100.00	B3	920,877

	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A	11/26 at 100.00	N/R	10,481,647
13,325	6.375%, 11/01/46, 144A	11/26 at 100.00	N/R	11,980,508

1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A	No Opt. Call	N/R	1,790,581

	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series 2018A
46,000	4.125%, 5/15/47, 144A (UB) (5)	11/28 at 100.00	A	45,655,460

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	852,132
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	4,497,286

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,435	6.875%, 10/01/31	10/21 at 100.00	BB+	1,507,554
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,458,778

81,860	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	85,619,011

	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	4,399,020
28,950	5.500%, 5/15/54	5/24 at 103.00	N/R	28,967,081

44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (5)	6/22 at 100.00	AA	44,326,322

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	3/19 at 100.00	N/R	5,189,637

780	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/19 at 100.00	N/R	734,198

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	3/19 at 100.00	BB	1,000,070
11,170	5.000%, 4/01/31	3/19 at 100.00	BB	11,148,889
23,185	5.000%, 4/01/36	3/19 at 100.00	BB	22,633,661

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34 (Pre-refunded 2/01/19)	2/19 at 100.00	BB (6)	6,024,840

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,059,110

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$9,935	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46, 144A	10/19 at 100.00	N/R	$9,935,894

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 2015-XF0060, 12.837%, 5/01/30, 144A (IF)	5/20 at 100.00	AA–	3,606,906

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	12.837%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	741,950
1,000	12.837%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,324,910
1,925	12.844%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	2,498,458

109,600	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (5)	1/28 at 100.00	AA+	110,509,681

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust Series 2018-XL0072:

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026:
625	14.901%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA– (6)	681,731
490	14.901%, 8/15/37 (Pre-refunded 2/15/21), 144A (IF)	2/21 at 100.00	AA– (6)	634,393

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133:
3,990	15.946%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (5)	5/20 at 100.00	N/R (6)	4,800,768
3,590	15.907%, 5/15/39 (Pre-refunded 5//15/20), 144A (IF) (5)	5/20 at 100.00	N/R (6)	4,318,591
1,440	15.799%, 5/15/39 (Pre-refunded 5/15/20), 144A (IF) (5)	5/20 at 100.00	N/R (6)	1,730,880

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	12.580%, 5/15/41, 144A (IF) (5)	5/22 at 100.00	A2	4,314,565
2,500	12.580%, 5/15/41, 144A (IF) (5)	5/22 at 100.00	A2	3,059,975

2,455	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%, 2/15/36 (UB)	2/27 at 100.00	Aa2	2,511,342

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (6)	1,169,807

75	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	77,684

8,045	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	8,332,931

80	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (6)	82,747

120	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44 (Pre-refunded 10/01/19)	10/19 at 100.00	Ba3 (6)	124,121

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	Aaa	5,638,745

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050:
300	18.557%, 11/01/29 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	Aaa	318,255
250	19.555%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	Aaa	265,990
3,067	19.545%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	Aaa	3,263,073
1,065	19.514%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	Aaa	1,132,958
815	19.502%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	Aaa	866,973
315	19.418%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	Aaa	334,987

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	$669,962

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,030	16.556%, 8/15/41 – AGM Insured, 144A (IF) (5)	8/21 at 100.00	A2	1,386,359
665	16.477%, 8/15/41 – AGM Insured, 144A (IF) (5)	8/21 at 100.00	A2	893,780

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	14.772%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (5)	2/21 at 100.00	AA– (6)	5,502,390
3,025	14.772%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (5)	2/21 at 100.00	AA– (6)	3,916,407

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 14.901%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA– (6)	2,492,409

69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (5)	2/27 at 100.00	AA–	70,601,360

40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Revenue Bonds, Series 2018A, 5.000%, 10/01/48 (UB) (5)	10/27 at 100.00	AA–	45,029,600

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,008,049

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA–	22,218,600

5,290	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/50	8/27 at 100.00	BBB–	5,581,320

	Illinois Health Facilities Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago Revenue Bonds, Series 2017:
2,500	4.000%, 8/15/37 (UB) (5)	8/27 at 100.00	AA–	2,560,400
6,000	4.000%, 8/15/39 (UB) (5)	8/27 at 100.00	AA–	6,104,940

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (5)	3/19 at 100.00	AA+	22,026,287

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
250	13.364%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	AA	348,090
3,305	13.360%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	AA	4,601,287
2,245	13.358%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	AA	3,125,377

	Illinois State, General Obligation Bonds, April Series 2014:
2,500	5.000%, 4/01/31	4/24 at 100.00	BBB–	2,584,775
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB–	3,063,540
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB–	5,096,550

16,185	Illinois State, General Obligation Bonds, December Series 2017A, 4.250%, 12/01/40	12/27 at 100.00	BBB–	14,882,755

5,890	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB–	6,000,732

	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB–	1,556,415
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB–	1,332,357

6,690	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB–	6,099,942

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$100	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	BBB–	$102,530

	Illinois State, General Obligation Bonds, November Series 2016:
2,000	5.000%, 11/01/35	11/26 at 100.00	BBB–	2,077,280
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB–	1,034,620
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB–	4,334,190
230	5.000%, 11/01/40	11/26 at 100.00	BBB–	236,585

	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
2,000	5.000%, 10/01/32	10/28 at 100.00	BBB–	2,105,480
4,500	5.000%, 5/01/34	5/28 at 100.00	BBB–	4,707,990

1,495	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/37	3/22 at 100.00	BBB–	1,514,943

740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB–	752,957

	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB–	183,073
100	5.500%, 7/01/38	7/23 at 100.00	BBB–	104,690

8,695	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (5)	4/24 at 100.00	A2	9,349,038

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 12.196%, 4/01/32 – AGM Insured, 144A (IF) (5)	4/24 at 100.00	A2	2,459,814

6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 12.216%, 2/01/39 – AGM Insured, 144A (IF) (5)	2/24 at 100.00	A2	8,369,507

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	12.216%, 7/01/28 – AGM Insured, 144A (IF) (5)	7/23 at 100.00	BBB	3,620,540
1,850	13.214%, 7/01/33 – AGM Insured, 144A (IF) (5)	7/23 at 100.00	BBB	2,432,121

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB) (5)	3/22 at 100.00	BBB–	11,796,470
10,500	5.000%, 3/01/33 (UB) (5)	3/22 at 100.00	BBB–	10,714,515

7,625	Illinois State, General Obligation Bonds, Series 2014 5.000%, 5/01/33 (UB) (5)	5/24 at 100.00	BBB–	7,854,360

8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Series 2016A, 4.000%, 6/15/31 (UB) (5)	6/26 at 100.00	BBB	8,722,542

	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
3,830	5.500%, 1/01/30 – ACA Insured	1/19 at 100.00	N/R	3,612,724
4,015	5.500%, 1/01/36 – ACA Insured	1/19 at 100.00	N/R	3,653,008

2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB–	2,542,675

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	3,108,815
4,650	0.000%, 12/15/50	No Opt. Call	BBB–	968,874
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	1,655,223
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	1,724,300
10,095	5.000%, 6/15/52	6/22 at 100.00	BBB–	10,235,119

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB–	2,727,189
6,935	5.000%, 6/15/53	12/25 at 100.00	BBB–	7,160,734

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A:
22,500	0.000%, 12/15/56	No Opt. Call	BBB–	3,416,400
29,165	5.000%, 6/15/57	12/27 at 100.00	BBB–	29,904,624

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$48,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54	No Opt. Call	BBB–	$8,136,360

3,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	BBB–	1,324,823

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
4,670	5.250%, 6/15/50	6/20 at 100.00	Ba1	4,696,386
2,920	5.000%, 6/15/50	6/20 at 100.00	Ba1	2,926,395

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BBB–	2,849,350
33,245	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB–	18,041,397
26,320	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BBB–	13,855,638
26,600	0.000%, 12/15/33 – NPFG Insured	No Opt. Call	BBB–	13,695,808
20,305	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB–	9,891,987
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB–	4,008,428
23,270	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB–	10,764,935
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB–	10,801,137
55,600	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB–	23,053,984
42,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BBB–	17,076,896

4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 11.536%, 6/15/52, 144A (IF) (5)	6/22 at 100.00	BBB–	4,222,000

7,360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2015A, 5.000%, 6/15/53 (UB) (5)	12/25 at 100.00	BBB–	7,599,568

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
265	13.488%, 6/15/50 (Pre-refunded 6/15/20), 144A (IF) (5)	6/20 at 100.00	BBB– (6)	285,418
9,300	12.395%, 6/15/50, 144A (IF) (5)	6/20 at 100.00	Ba1	9,484,326

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010 B-2, 5.000%, 6/15/50 – AGM Insured (UB) (5)	6/20 at 100.00	A2	1,024,860

4,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010B, 5.000%, 6/15/50 – AGM Insured (UB) (5)	6/20 at 100.00	BBB–	4,176,305

2,795	North Pullman Chicago Neighborhood Initiatives, Inc. Redevelopment Project, Illinois, Gotham Greens Greenhouse Facility, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,729,513

5,165	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,247,898

	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018:
20,000	4.000%, 6/01/48 (UB) (5)	6/28 at 100.00	AA	20,155,800
14,340	4.000%, 6/01/45 (UB) (5)	6/28 at 100.00	AA	14,508,065

– (14)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	188

51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018B, 4.000%, 1/01/48 (UB) (5)	1/28 at 100.00	AA–	50,798,273

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$40,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018B, 5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA–	$44,259,600

21,415	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	21,447,979

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (6)	617,615
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (6)	9,109,821
15,225	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (6)	18,719,442

1,773	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/19 at 100.00	N/R	1,774,862

325	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	3/19 at 100.00	N/R	316,137

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (15)	1/19 at 100.00	N/R	1,139,500

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,810,833

5,990	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/19 at 100.00	N/R	5,909,914
2,748,751	Total Illinois			2,615,780,798

	Indiana – 1.5%

	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
925	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	972,221
1,000	6.750%, 1/15/43, 144A	1/24 at 104.00	N/R	1,049,170
2,100	6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	2,207,520

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42 (7)	11/22 at 100.00	N/R	909,280
7,500	7.125%, 11/15/47 (7)	11/22 at 100.00	N/R	6,740,775

	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
4,840	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	4,933,509
3,180	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,236,063
2,000	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	2,040,820

	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	12/23 at 105.00	N/R	505,466
4,465	5.350%, 1/01/38	12/23 at 105.00	N/R	4,360,966

7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A	1/24 at 105.00	N/R	7,079,732

6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Ba2	6,875,190

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	3/19 at 100.00	Ba2	861,780

4,000	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 5.450%, 1/01/38	1/23 at 105.00	N/R	3,857,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 13.682%, 4/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA	$3,012,572

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 13.114%, 10/15/19, 144A (IF) (5)	No Opt. Call	A2	4,115,888

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,071,097

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	2,960,004
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,211,550

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB–	4,589,418

3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B	3,944,154

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,505,740
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	4,968,806

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,196,951
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,695,949

18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	19,407,775

22,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	22,411,111

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	12.366%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A2	4,801,163
1,000	12.366%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A2	1,280,310
1,600	12.366%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A2	2,048,496
1,000	12.366%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	A2	1,280,310

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,086,727
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	908,250

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
3,085	13.864%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (5)	12/19 at 100.00	AA– (6)	3,463,098
5,000	13.834%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (5)	12/19 at 100.00	AA– (6)	5,613,050
330	13.834%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (5)	12/19 at 100.00	AA– (6)	370,461
1,250	13.834%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (5)	12/19 at 100.00	AA– (6)	1,403,263
1,460	13.825%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (5)	12/19 at 100.00	AA– (6)	1,638,865

8,265	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 4.250%, 10/01/44 (UB) (5)	10/24 at 100.00	A	8,519,479

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 2016-XG0024:
$4,995	15.708%, 1/01/38 – AGC Insured, 144A	1/19 at 100.00	N/R	$4,995,000
310	14.721%, 1/01/38 – AGC Insured, 144A	1/19 at 100.00	N/R	310,000
2,500	14.721%, 1/01/38 – AGC Insured, 144A	1/19 at 100.00	N/R	2,500,000
2,500	14.721%, 1/01/38 – AGC Insured, 144A	1/19 at 100.00	N/R	2,500,000

4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	3,695,080

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	21,704,680

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,650,450

2,035	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/19 at 100.00	N/R	1,997,332

18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	N/R	17,918,565

185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20	No Opt. Call	N/R	183,931

	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	460,618
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,453,752

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (6)	5,745,450
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (6)	5,770,650

3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,624,797
236,720	Total Indiana			242,645,204

	Iowa – 2.2%

182,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	186,296,012

122,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B–	129,404,180

1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B–	1,721,769

8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/23 at 104.00	B	9,071,282

	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc. Project, Series 2018:
750	5.000%, 8/01/38	8/23 at 102.00	N/R	739,838
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,014,658

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	3/19 at 100.00	B2	4,000,280
14,845	5.500%, 6/01/42	3/19 at 100.00	B2	14,844,258
23,640	5.625%, 6/01/46	3/19 at 100.00	B	23,638,345
359,560	Total Iowa			371,730,622

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 0.6%

$2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 12.848%, 1/01/40, 144A (IF)	1/20 at 100.00	AA–	$2,370,513

1,810	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (6)	1,886,020

2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	2,896,598

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/19 (16)	No Opt. Call	N/R	600,000
4,780	5.000%, 3/01/26 (16)	3/19 at 100.00	N/R	2,868,000

2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (7)	3/19 at 100.00	N/R	669,600

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
13,500	5.250%, 1/01/32 – AMBAC Insured	3/19 at 100.00	Ba2	13,518,765
1,000	5.125%, 1/01/32 – AMBAC Insured	3/19 at 100.00	Ba2	1,001,390

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	3/19 at 100.00	Ba3	14,019,460

2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,936,646

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	6,531,589
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	9,092,431

10,725	Topeka, Kansas, Utility Revenue Bonds, Series 2018A, 4.00%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	10,815,519

9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA–	10,864,341

3,682	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	3/19 at 100.00	N/R	3,691,362

10,845	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,370,766

12,345	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	4,532,220
112,047	Total Kansas			98,665,220

	Kentucky – 0.4%

	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,644,028
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,311,825

9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (5)	5/26 at 100.00	AA–	10,210,707

2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	1,973,765

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 13.214%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	A+	$6,628,495

9,800	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	BB+	10,307,836

8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (6)	8,499,440

2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,548,025

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,000	4.250%, 7/01/35	7/25 at 100.00	Baa2	995,290
6,260	5.000%, 7/01/40	7/25 at 100.00	Baa2	6,579,823
5,990	5.000%, 1/01/45	7/25 at 100.00	Baa2	6,219,597

225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB	226,595
58,095	Total Kentucky			61,145,426

	Louisiana – 0.9%

41,460	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	43,878,776

4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	4,376,840

12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Caa1	12,137,224

1,275	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (7)	No Opt. Call	N/R	357,000

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,048,220

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
445	7.750%, 12/15/31	12/21 at 100.00	N/R	482,095
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,001,254

2,100	Louisiana Local Government Environmental Facilities and Community Development Authority, Terrebonne Parish GOMESA Project Revenue Bonds, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	2,116,590

1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,284,038

2,175	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	2,206,581

90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/19 (7)	No Opt. Call	N/R	1

10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,331,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
$1,375	16.103%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (5)	10/20 at 100.00	A2 (6)	$1,750,155
3,315	16.095%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (5)	10/20 at 100.00	A2 (6)	4,218,934

16,550	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	17,988,361

	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	0.000%, 10/01/33 (4)	No Opt. Call	BBB	4,116,416
20,000	0.000%, 10/01/46 (4)	10/33 at 100.00	BBB	17,421,000

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (6)	2,211,380
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (6)	666,870

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,140,045
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,273,418

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24, 144A (Alternative Minimum Tax) (7)	No Opt. Call	N/R	50

2,070	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (7)	3/19 at 100.00	N/R	351,900

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	920,075
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,046,630

7,075	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	6,742,334
156,650	Total Louisiana			152,067,387

	Maine – 0.2%

13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)	12/26 at 100.00	N/R	13,357,890

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,478,825
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	7,000,175

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	3/19 at 100.00	B3	3,969,829
25,865	Total Maine			26,806,719

	Maryland – 1.7%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,308,860
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,036,718
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,840,074

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	$1,508,070

2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,136,227

6,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	6,154,520

7,900	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	3/19 at 100.00	N/R	7,903,397

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	732,605
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,014,810

3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,134,912

29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	29,905,829

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/19 (7)	No Opt. Call	N/R	1,122,000
83,115	5.000%, 12/01/31 (7)	3/19 at 100.00	N/R	56,518,200

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (7)	3/19 at 100.00	N/R	3,060,000

	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,023,160
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,483,816

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (5)	11/21 at 100.00	Aa2	1,919,052

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	15.459%, 11/15/19, 144A (IF) (5)	No Opt. Call	AA+	1,330,700
1,155	15.459%, 11/15/19, 144A (IF) (5)	No Opt. Call	AA+	1,536,959
1,135	15.432%, 11/15/43, 144A (IF) (5)	11/21 at 100.00	AA+	1,509,595

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	991,150
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,738,116
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,489,455

20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	22,219,915

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 12.551%, 8/15/42, 144A (IF) (5)	2/25 at 100.00	A	3,362,736

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB)	5/27 at 100.00	A	37,479,737
17,070	4.000%, 5/15/47 (UB) (5)	5/27 at 100.00	A	17,348,924

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/19 at 100.00	N/R	1,505,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017D, 4.000%, 7/01/48 (UB) (5)	1/28 at 100.00	A–	$19,962,879

26,270	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60, 144A	3/34 at 100.00	N/R	25,815,529

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA–	22,038,093

5,100	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	4,966,176
308,420	Total Maryland			290,098,094

	Massachusetts – 0.4%

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015, 5.000%, 7/01/45 (UB) (5)	7/25 at 100.00	AA–	17,519,520

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB	2,756,575

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	7,927,575

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (6)	3,667,335

13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2017B, 4.250%, 7/01/46 (Alternative Minimum Tax) (UB)	7/26 at 100.00	A	14,135,468

585	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 14.996%, 6/01/41, 144A (IF) (5)	6/20 at 100.00	AA–	606,891

10,130	Massachusetts Port Authority, Revenue Bonds, Series 2016B, 4.000%, 7/01/46 (Alternative Minimum Tax) (UB) (5)	7/26 at 100.00	AA	10,300,691

15,000	Massachusetts State, General Obligation Bonds, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	15,315,900
69,145	Total Massachusetts			72,229,955

	Michigan – 1.0%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
2,910	6.000%, 11/01/28	3/19 at 100.00	BB	2,911,339
5,105	6.000%, 11/01/37	3/19 at 100.00	BB	5,104,847

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	3/19 at 100.00	BBB	1,050,567

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	3/19 at 100.00	N/R	1,789,920

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
3,665	5.000%, 11/01/26	3/19 at 100.00	B	3,369,528
3,750	5.250%, 11/01/31	3/19 at 100.00	B	3,397,500
3,840	5.250%, 11/01/36	3/19 at 100.00	B	3,237,043

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,025	6.000%, 10/01/33	10/23 at 100.00	N/R	2,941,147
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,787,365

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
$1,245	5.650%, 11/01/25	3/19 at 100.00	B–	$867,279
500	5.750%, 11/01/30	3/19 at 100.00	B–	313,815
2,425	5.750%, 11/01/35	3/19 at 100.00	B–	1,447,968

2,865	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/19 at 100.00	B–	2,825,893

25,000	Detroit, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	3/19 at 100.00	N/R	21,723,500

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
168	5.250%, 4/01/19 – SYNCORA GTY Insured	3/19 at 100.00	N/R	167,953
465	5.250%, 4/01/22 – SYNCORA GTY Insured	3/19 at 100.00	N/R	455,347
159	5.250%, 4/01/23 – SYNCORA GTY Insured	3/19 at 100.00	N/R	153,818

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	3/19 at 100.00	BB	3,433,955

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB–	2,848,959

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,230	5.700%, 10/01/21 (7)	No Opt. Call	N/R	36,900
2,140	7.100%, 10/01/31 (7)	10/21 at 100.00	N/R	64,200
7,000	7.450%, 10/01/41 (7)	10/21 at 100.00	N/R	210,000

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	3/19 at 100.00	BBB–	1,496,540

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,248,975

6,875	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	5,705,700

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB–	402,388

11,140	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	8,764,729

1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	1,821,856

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	913,830

14,000	Michigan Finance Authority, Senior lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	Aa3	14,204,260

	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (5)	10/24 at 100.00	AA	6,827,924
13,525	4.600%, 4/01/52 (UB) (5)	10/24 at 100.00	AA	13,916,008

925	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	3/19 at 100.00	N/R	925,000

2,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	1,926,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/19 at 100.00	BBB	$1,506,776

1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	3/19 at 100.00	BBB–	1,694,035

3,180	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	3/19 at 100.00	N/R	3,115,064

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
100	7.250%, 4/01/20	No Opt. Call	BB	102,344
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,173,676
500	8.000%, 4/01/40	4/20 at 100.00	BB	513,385

12,690	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,138,310

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	3/19 at 100.00	B2	10,921,146

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
1,065	5.500%, 5/01/27	5/22 at 100.00	BB+	1,090,720
1,565	6.000%, 5/01/37	5/22 at 100.00	BB+	1,597,881

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,535,145

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,021,760

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
300	6.750%, 5/01/21	No Opt. Call	BB	310,764
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,737,029
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,708,636

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	3/19 at 100.00	B+	2,295,390
184,387	Total Michigan			166,754,554

	Minnesota – 1.0%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,251,972
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,012,730

935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	864,866

	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
2,235	5.000%, 7/01/48	7/26 at 102.00	N/R	2,158,138
1,070	5.000%, 7/01/53	7/26 at 102.00	N/R	1,010,519

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,462,686

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	758,558
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,449,238

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB+	$1,962,500

1,920	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	2,077,901

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	700,861
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,386,062

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B–	938,469
6,200	5.875%, 7/01/40	7/25 at 100.00	B–	5,296,412
5,000	6.000%, 7/01/45	7/25 at 100.00	B–	4,258,200

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (6)	1,131,390

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,042,060

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
900	5.000%, 10/01/37	10/24 at 100.00	N/R	884,880
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,625,387

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,266,898
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,546,071

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,532,332

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,018,860

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	833,490
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	3,994,727

1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,778,744

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	3/19 at 100.00	B3	2,296,471

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	989,650
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,524,210

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,065,280
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,233,825
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	5,474,185

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
$1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	$1,578,511
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	5,106,825

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,061,130
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,013,610

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (6)	1,616,370

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB	500,700
1,840	5.000%, 9/01/44	9/24 at 100.00	BB	1,782,997

	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A:
2,000	5.125%, 9/01/38	9/28 at 100.00	N/R	1,944,340
1,745	5.250%, 9/01/43	9/28 at 100.00	N/R	1,688,637

	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	CC	1,115,330
3,085	5.000%, 4/01/46	4/26 at 100.00	CC	1,693,264

2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB–	2,533,075

21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	21,754,136

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,527,945

1,695	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,724,035

	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	1,201,272
1,285	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,257,797

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	1,369,275

	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	40,642
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,735,649

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	978,840

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/19 at 100.00	N/R	844,932
1,225	5.375%, 5/01/43	3/19 at 100.00	N/R	1,163,579

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	$2,107,882

1,000	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 5.000%, 9/01/42	9/24 at 100.00	N/R	1,066,330

11,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (Alternative Minimum Tax)	10/22 at 100.00	Ba2	10,819,906

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,009,870

4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,270,283

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,255	5.250%, 2/01/27 (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,255,176
800	5.500%, 2/01/42 (Alternative Minimum Tax)	3/19 at 100.00	N/R	799,960

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,523,135
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,077,940
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,261,528

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	289,252
730	4.750%, 6/01/46	6/24 at 100.00	N/R	661,526

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Mary’s Care Center Project, Series 2010A:
824	6.250%, 9/01/30 (7)	3/19 at 100.00	N/R	576,772
2,678	6.875%, 9/01/42 (7)	3/19 at 100.00	N/R	1,874,508
176,432	Total Minnesota			169,654,531

	Mississippi – 0.0%

1,233	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 100.00	N/R	1,235,651

	Missouri – 1.6%

8,184	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	3/19 at 100.00	N/R	6,451,183

195	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	220,409

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	3/19 at 100.00	N/R	401,200
3,000	5.000%, 6/01/28	3/19 at 100.00	N/R	2,040,000

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,501,639

1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,751,249

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
$775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	$776,341
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,039,928

4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,675,639

1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,249,368

7,638	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	4/20 at 100.00	N/R	6,851,898

9,059	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	4/19 at 100.00	N/R	1,585,313

	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project – CID Special Assessments, Series 2018A:
5,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	5,530,965
10,000	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	9,634,100

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,090	5.000%, 5/01/35	5/20 at 100.00	N/R	1,080,321
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,355,942

2,500	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,363,300

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,023,474
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,805,409

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	6,899,178

38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	A1	39,115,290

14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2018D, 4.000%, 1/01/58 (UB) (5)	1/28 at 100.00	Aa2	14,911,987

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (5)	11/23 at 100.00	A	13,598,513

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 12.321%, 11/15/48, 144A (IF) (5)	11/23 at 100.00	Aa3	6,437,864

24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 11/15/49 (UB) (5)	11/27 at 100.00	AA–	25,222,887

41,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A, 4.000%, 5/15/48 (UB) (5)	5/25 at 102.00	A+	41,250,253

9,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (5)	5/25 at 102.00	A+	9,485,275

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
$3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	$3,125,217
750	5.000%, 5/01/35	5/21 at 100.00	N/R	736,815

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,701,998

3,525	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O’Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,513,473

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	611,472
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,832,724

3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,310,003

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	3/19 at 100.00	N/R	1,280,341
5,700	5.350%, 6/15/32	3/19 at 100.00	N/R	5,366,151

8,065	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,247,269

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (17)	3/19 at 100.00	N/R	465,920

1,319	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	3/19 at 100.00	N/R	1,207,518

2,505	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	9/19 at 100.00	N/R	1,434,989

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	3/19 at 100.00	N/R	1,228,277

5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	4,480,758

910	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/19 at 100.00	N/R	834,989

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (18)	No Opt. Call	N/R	595,350

155	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	173,836

10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	10,218,473
280,618	Total Missouri			266,624,498

	Montana – 0.0%

500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	514,630

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
$960	12.642%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A–	$1,215,274
1,545	12.631%, 11/01/48, 144A (IF) (5)	11/25 at 100.00	A–	1,943,950
2,505	Total Nebraska			3,159,224

	Nevada – 1.6%

	City of Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
830	5.000%, 9/01/38	9/28 at 100.00	N/R	815,674
7,985	5.375%, 9/01/48	9/28 at 100.00	N/R	7,920,002

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust 2016-XG0028, 15.388%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	4,816,525

30,000	Clark County, Nevada, General Obligation Bonds, Las Vegas Convention and Visitors Authority, Series 2018B, 4.000%, 7/01/49 (UB) (5)	7/28 at 100.00	A+	30,259,800

985	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,005,429

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 2016-XG0028, 13.353%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	1,144,089

13,290	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A	12/27 at 100.00	N/R	12,783,119

	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
3,040	5.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	2,968,621
15,720	6.950%, 2/15/38, 144A (Alternative Minimum Tax)	8/28 at 100.00	N/R	15,761,972

	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,600	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	14,246,544
76,800	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	81,382,656

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,015,220
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,548,552

1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	1,503,450

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	2,718,740
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,821,517
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,210,780

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (6)	5,136,850

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 609 Skye Canyon, Series 2017:
1,280	4.250%, 6/01/37	6/27 at 100.00	N/R	1,203,482
2,135	4.375%, 6/01/42	6/27 at 100.00	N/R	1,988,261
2,500	4.500%, 6/01/47	6/27 at 100.00	N/R	2,332,875

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
$365	5.000%, 6/01/28	6/24 at 100.00	N/R	$375,428
905	5.000%, 6/01/30	6/24 at 100.00	N/R	922,132

1,095	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,102,577

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
500	4.375%, 6/01/42	6/27 at 100.00	N/R	468,955
585	4.500%, 6/01/47	6/27 at 100.00	N/R	551,860

3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	2,700,240

1,830	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,711,398

	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A:
500	5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	505,820
1,300	5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,303,549

	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,240	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,195,469
4,575	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,375,027

5,705	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/19 at 100.00	N/R	5,543,549

171,500	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	No Opt. Call	N/R	19,518,415

90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58, 144A	No Opt. Call	N/R	7,133,400

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
2,270	6.500%, 6/15/20	3/19 at 100.00	Ba3	2,272,066
25,590	6.750%, 6/15/28	3/19 at 100.00	Ba3	25,611,496
503,575	Total Nevada			273,875,539

	New Hampshire – 0.1%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	B3	403,582
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	B3	469,424
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	325,648
575	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	480,982
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	37,080
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	241,658
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	431,941
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	1,778,258

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire (continued)

$14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (5)	8/24 at 100.00	A	$14,339,502
20,375	Total New Hampshire			18,508,075

	New Jersey – 2.0%

	Atlantic City, New Jersey, General Obligation Bonds, Series 2017A,
5,695	5.000%, 3/01/32 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	6,421,568
9,400	5.000%, 3/01/37 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	10,393,016
4,920	5.000%, 3/01/42 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	5,384,891

8,560	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	3/19 at 100.00	BBB–	8,387,687

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	3/19 at 100.00	N/R	950,230

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	3/19 at 100.00	Caa2	1,664,664

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	855,406
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,534,590
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,003,230

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33 (7)	8/23 at 100.00	N/R	1,434,000
4,120	5.650%, 8/01/43 (7)	8/23 at 100.00	N/R	2,472,000
2,395	5.750%, 8/01/47 (7)	8/23 at 100.00	N/R	1,437,000

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,020	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,002,925
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,257,715

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,070,507
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,675,720

5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47	12/27 at 100.00	BBB+	5,223,600

230	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/36	12/27 at 100.00	BBB+	245,907

2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, Series 2018A, 5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	Baa1	2,611,800

6,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Series 2018C, 5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	Baa1	6,268,320

3,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/33	6/25 at 100.00	BBB+	3,257,430

18,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EE, 5.000%, 6/15/48	12/28 at 100.00	BBB+	19,010,880

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000% 6/15/42 (UB) (5)	6/27 at 100.00	BBB+	$8,427,840

15,730	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2015WW, 5.250%, 6/15/40 (UB) (5)	6/25 at 100.00	Baa1	16,764,091

15,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (5)	12/26 at 100.00	Baa1	15,793,200

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB–	858,942
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB–	2,262,284

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	Ba3	24,275,293

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	3/19 at 100.00	Ba3	796,471

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	3,368,040
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	8,560,435

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	Ba3	6,121,595

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa (6)	1,585,410

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	2,456,616

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047:
1,250	15.158%, 7/01/38 – AGC Insured, 144A (IF) (5)	7/19 at 100.00	AA–	1,339,150
5,000	15.158%, 7/01/38 – AGC Insured, 144A (IF) (5)	7/19 at 100.00	AA–	5,356,600
1,815	15.140%, 7/01/38 – AGC Insured, 144A (IF) (5)	7/19 at 100.00	AA–	1,944,282

1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,064,650

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/19 at 100.00	BB+	26,354,673

18,845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB–	18,304,149

16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	15,629,440

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,720,075

2,315	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 6.975%, 12/01/24, 144A (Alternative Minimum Tax) (IF)	12/23 at 100.00	AA	2,605,857

2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB+	1,135,943

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	$5,882,200

23,120	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2016A-1, 5.000%, 6/15/30 (UB) (5)	6/26 at 100.00	Baa1	25,552,224

40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/36 – AMBAC Insured, 144A (UB) (5)	No Opt. Call	BBB+	18,090,000

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB+	1,401,690
49,200	0.000%, 12/15/38 – BAM Insured	No Opt. Call	AA	21,137,304
375,640	Total New Jersey			328,692,053

	New Mexico – 0.3%

1,250	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,250,400

1,270	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,335,075

650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	640,491

3,850	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32 (7)	3/19 at 51.34	N/R	1,771,000

720	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	707,364

3,075	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,021,034

4,955	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,553,100

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,048,660

5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB	6,001,237

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	3/19 at 100.00	N/R	1,141,603
3,400	7.750%, 10/01/38	3/19 at 100.00	N/R	3,057,756

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	4,949,930

18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	18,381,143
51,392	Total New Mexico			48,858,793

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 7.9%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
$19,430	0.000%, 7/15/32	No Opt. Call	BBB–	$11,566,096
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	8,890,987
3,470	0.000%, 7/15/35	No Opt. Call	BBB–	1,722,890
10,000	0.000%, 7/15/45	No Opt. Call	BBB–	2,938,000

1,750	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (6)	1,834,175

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	196,180
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	7,814,268

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	720,196
2,665	5.000%, 1/01/35, 144A (Alternative Minimum Tax)	1/25 at 100.00	N/R	2,815,972

115,990	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	122,936,641

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
675	5.000%, 5/01/38	5/23 at 100.00	BBB–	708,656
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB–	2,496,575

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,083,377
3,065	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,294,446

8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	AA–	8,214,720

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB–	1,395,628
3,900	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB–	4,168,515

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/37, 144A	6/27 at 100.00	BBB–	1,087,920

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB–	5,231,250
4,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB–	4,134,440

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2017B:
4,785	11.116%, 2/15/44 (UB) (5)	8/27 at 100.00	Aa1	4,907,735
10,685	11.131%, 2/15/46 (UB) (5)	8/27 at 100.00	Aa1	10,959,070

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	15.748%, 3/15/35, 144A (IF) (5)	3/24 at 100.00	AA+	2,999,562
1,000	15.749%, 3/15/36, 144A (IF) (5)	3/24 at 100.00	AA+	1,576,790
2,990	15.744%, 3/15/39, 144A (IF) (5)	3/24 at 100.00	AA+	4,629,656
4,000	15.763%, 3/15/44, 144A (IF) (5)	3/24 at 100.00	AA+	6,124,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/48 (UB) (5)	9/28 at 100.00	AA+	$21,594,930

7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017C, 4.000%, 3/15/47 (UB) (5)	3/27 at 100.00	AA+	7,817,46

7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018, 4.000%, 3/15/47 (UB) (5)	3/28 at 100.00	AA+	7,703,250

40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	32,409,315

23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	5,749,745

5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	5,600,032

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,113,600

9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	8,729,856

12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	11,774,338

	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A:
12,000	4.000%, 11/01/42	11/27 at 100.00	BBB–	11,800,080
9,930	4.000%, 11/01/47	11/27 at 100.00	BBB–	9,664,174

16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Climate Bond Certified, Green Bonds, Series 2017C, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	16,323,040

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 12.600%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (5)	11/22 at 100.00	N/R (6)	6,410,913

83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2017D, 4.000%, 11/15/42 (UB) (5)	5/28 at 100.00	A	84,338,321

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,890	5.625%, 10/01/19 (7)	No Opt. Call	N/R	1,936,300
18,995	5.750%, 10/01/27 (7)	3/19 at 100.00	N/R	12,726,650
34,160	5.750%, 10/01/37 (7)	3/19 at 100.00	N/R	22,887,200
69,725	5.875%, 10/01/46 (7)	10/37 at 100.00	N/R	46,715,750

3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	3/19 at 100.00	BBB	3,537,298

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	3,306,931

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	3/19 at 100.00	BBB	3,016,410

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	15.744%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (6)	2,984,610
3,700	15.763%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	5,318,750

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 15.412%, 6/15/44, 144A (IF) (5)	6/21 at 100.00	AA+	3,107,372

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
$2,025	15.433%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	$2,896,803
1,320	15.459%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,897,500
2,000	15.459%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	2,875,000
970	15.445%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,393,939

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 12.837%, 6/15/40, 144A (IF)	6/19 at 100.00	AA+	393,881

14,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2017DD, 5.000%, 6/15/47 (UB) (5)	12/26 at 100.00	AA+	15,735,440

10,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2012FF, 5.000%, 6/15/45 (UB) (5)	6/22 at 100.00	AA+	10,862,700

	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	15.969%, 6/15/43 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (6)	2,729,829
1,000	15.963%, 6/15/44 (Pre-refunded 6/15/21), 144A (IF) (5)	6/21 at 100.00	AA+ (6)	1,385,500
400	15.963%, 6/15/45, 144A(IF) (5)	6/22 at 100.00	AA+	572,548
2,265	15.959%, 6/15/45, 144A(IF) (5)	6/22 at 100.00	AA+	3,241,827
1,600	15.963%, 6/15/47, 144A(IF) (5)	6/23 at 100.00	AA+	2,293,040

10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2016S-1, 4.000%, 7/15/45 (UB) (5)	1/26 at 100.00	AA	10,165,600

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2015S-2:
2,500	5.000%, 7/15/40 (UB) (5)	7/25 at 100.00	AA	2,777,400
5,000	5.000%, 7/15/41 (UB) (5)	7/25 at 100.00	AA	5,548,550

5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2017F-1, 5.000%, 5/01/39 (UB) (5)	5/27 at 100.00	Aa1	5,680,550

21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2017E-1, 4.000%, 2/01/44 (UB) (5)	2/27 at 100.00	Aa1	22,416,183

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Series 2018C-3:
4,490	4.000%, 5/01/42 (UB) (5)	5/28 at 100.00	Aa1	4,616,708
5,990	4.000%, 5/01/43 (UB) (5)	5/28 at 100.00	Aa1	6,154,246
22,500	4.000%, 5/01/44 (UB) (5)	5/28 at 100.00	Aa1	23,098,950

8,500	New York City, New York, General Obligation Bonds, Series 2017B-1, 4.000%, 10/01/41 (UB) (5)	10/27 at 100.00	AA	8,765,625

5,000	New York City, New York, General Obligation Bonds, Series 2018F-1, 5.000%, 4/01/43, (WI/DD, Settling 1/08/19) (UB)	4/28 at 100.00	AA	5,702,200

23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	6,543,119

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	12.366%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A	3,138,600
3,750	12.366%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A	4,707,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
$2,170	15.969%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA–	$2,953,001
3,750	13.216%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA–	4,831,988
2,000	13.216%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA–	2,577,060

136,060	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	139,808,453

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,000	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	30,587,460
39,835	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	41,842,684

109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	127,565,310

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,875	13.559%, 1/15/44, 144A (IF) (5)	1/20 at 100.00	AA	2,086,181
1,000	13.559%, 1/15/44, 144A (IF) (5)	1/20 at 100.00	AA	1,112,630

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 15.757%, 3/15/43, 144A (IF) (5)	3/23 at 100.00	AA+	3,698,025

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2017C-3:
3,440	4.000%, 3/15/43 (UB) (5)	9/27 at 100.00	AA+	3,518,604
19,365	4.000%, 3/15/44 (UB) (5)	9/27 at 100.00	AA+	19,792,967
20,265	4.000%, 3/15/45 (UB) (5)	9/27 at 100.00	AA+	20,697,658

8,890	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 4.000%, 1/01/36 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	8,896,668

4,740	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016, 4.000%, 1/01/51 – AGM Insured (Alternative Minimum Tax) (UB)	7/24 at 100.00	BBB	4,689,282

4,990	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal Project, Series 2016, 5.000%, 7/01/46 – AGM Insured (Alternative Minimum Tax) (UB) (5)	7/24 at 100.00	A2	5,413,102

17,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (Alternative Minimum Tax)	7/23 at 100.00	B	16,479,970

3,160	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (Alternative Minimum Tax)	7/27 at 100.00	N/R	3,172,608

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,591,215

1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba1	1,648,912

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2016:
7,400	5.000%, 10/01/35 (Alternative Minimum Tax) (UB)	10/26 at 100.00	AA–	8,323,150
11,720	5.000%, 4/01/36 (Alternative Minimum Tax) (UB)	10/26 at 100.00	AA–	13,130,736

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$12,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2018, 4.000%, 9/01/43 (UB) (5)	9/28 at 100.00	AA–	$12,625,048

50	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/19 at 100.00	N/R	50,010

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
50,335	4.000%, 11/15/47 (UB) (5)	5/28 at 100.00	AA–	51,479,115
19,655	4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA–	20,086,231

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
25,000	5.000%, 6/01/45	6/27 at 100.00	B+	24,218,750
5,770	5.000%, 6/01/48	6/27 at 100.00	N/R	5,563,203

1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB–	1,855,183

9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, BAN Series 2018, 11.000%, 10/01/23	3/19 at 100.00	N/R	9,000,000

920	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/19 at 100.00	B–	920,350
1,351,680	Total New York			1,311,824,151

	North Carolina – 0.1%

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 13.942%, 1/15/42, 144A (IF)	1/21 at 100.00	AA–	1,931,586

1,192	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,216,388

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,536,416

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 15.709%, 6/01/20, 144A (IF) (5)	No Opt. Call	AA	2,815,760

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,783,485

7,424	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56 (Mandatory put 7/01/34)	7/33 at 100.00	N/R	6,917,007
16,501	Total North Carolina			17,200,642

	North Dakota – 0.1%

3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,223,539

6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40, 144A (UB) (5)	6/25 at 100.00	AA–	6,948,651

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (7)	No Opt. Call	N/R	1,228,000
14,230	7.750%, 9/01/38 (7)	9/23 at 100.00	N/R	5,692,000
26,970	Total North Dakota			17,092,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 5.6%

$2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 12.630%, 5/01/42, 144A (IF) (5)	5/22 at 100.00	A+	$3,177,600

462,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	6/19 at 100.00	N/R	26,301,660

554,950	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	6/19 at 100.00	N/R	15,116,838

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,305	5.375%, 6/01/24	6/19 at 100.00	Caa1	4,060,519
955	5.125%, 6/01/24	6/19 at 100.00	Caa1	891,960
64,130	5.875%, 6/01/30	6/19 at 100.00	Caa1	61,179,379
62,790	5.750%, 6/01/34	6/19 at 100.00	Caa1	59,833,847
32,585	6.000%, 6/01/42	6/19 at 100.00	B–	31,669,687
132,575	5.875%, 6/01/47	6/19 at 100.00	B–	126,115,946

49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	49,389,814

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,312,816
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,103,445

	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
200	6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	205,450
1,500	6.375%, 1/15/43, 144A	1/24 at 104.00	N/R	1,538,280
4,400	6.500%, 1/15/52, 144A	1/24 at 104.00	N/R	4,521,572

2,405	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,478,954

13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (5)	6/22 at 100.00	A–	14,802,626

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 12.483%, 2/01/44, 144A (IF) (5)	2/24 at 100.00	A	4,880,720

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
270	5.000%, 12/01/22	3/19 at 100.00	N/R	270,186
3,250	5.000%, 12/01/32	3/19 at 100.00	N/R	3,177,688

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,416,974

5,040	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	4,890,010

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,606,925

11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (5)	8/26 at 100.00	A2	11,239,571

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311, 13.614%, 5/01/34 (Pre-refunded 5/01/19), 144A (IF) (5)	5/19 at 100.00	N/R (6)	$1,825,968

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	1,958,003
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,001,221
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	16,406,254
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,129,850

48,285	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	33,558,075

15,955	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19) (7)	No Opt. Call	N/R	11,088,725

42,145	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (7)	No Opt. Call	N/R	40,880,650

17,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21) (7)	No Opt. Call	N/R	17,217,500

12,620	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	8,770,900

3,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	2,432,500

13,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	9,035,000

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
9,770	3.625%, 12/01/33 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	6,790,150
5,875	3.125%, 1/01/34 (7)	No Opt. Call	N/R	4,083,125

2,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (7)	No Opt. Call	N/R	1,911,250

7,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (7)	No Opt. Call	N/R	4,899,750

20,040	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (7)	No Opt. Call	N/R	19,438,800

10,440	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,662,268

	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,480	4.250%, 1/15/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	1,474,243
4,900	4.500%, 1/15/48, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	4,939,788

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	3/19 at 100.00	Ba2	15,585,546

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	8/19 at 100.00	Ba2	$7,313,683

205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	209,627

25,475	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (7)	No Opt. Call	N/R	17,705,125

18,125	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	12,596,875

38,335	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (7)	No Opt. Call	N/R	26,642,825

8,795	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (7)	No Opt. Call	N/R	6,112,525

14,880	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (7)	No Opt. Call	N/R	10,341,600

48,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (7)	No Opt. Call	N/R	46,700,650

17,955	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20) (7)	No Opt. Call	N/R	12,478,725

14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22) (7)	No Opt. Call	N/R	14,108,650

14,420	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (7)	No Opt. Call	N/R	10,021,900

8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development – Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,348,703

17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development – Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	17,960,494

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,525,560
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,070,230
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,160,400

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB–	1,252,140

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB–	2,396,442
12,000	6.000%, 12/01/42	12/22 at 100.00	BB–	12,642,840

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/19 at 100.00	Ba2	11,315,029

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1:
$1,680	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	$1,712,458
3,240	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,297,121
3,390	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	3,459,190

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	27,638,515

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/19 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (7)	7/19 at 100.00	N/R	184

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (Alternative Minimum Tax) (7)	7/19 at 100.00	N/R	50
2,035,722	Total Ohio			934,283,692

	Oklahoma – 0.9%

7,895	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	8,953,877

	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
27,040	5.500%, 8/15/52	8/28 at 100.00	BB+	29,683,971
12,410	5.500%, 8/15/57	8/28 at 100.00	BB+	13,613,274

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.– Cross Village Student Housing Project, Series 2017:
1,500	5.000%, 8/01/52	8/27 at 100.00	BB	1,402,680
14,000	5.250%, 8/01/57	8/27 at 100.00	BB	13,088,320

	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
4,250	6.875%, 11/01/46 (7)	11/26 at 100.00	N/R	1,912,500
6,235	7.000%, 11/01/51 (7)	11/26 at 100.00	N/R	2,805,750

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
1,000	5.250%, 11/15/37	11/25 at 102.00	BBB–	1,083,300
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB–	6,274,479

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (6)	8,021,731
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (6)	11,493,186

29,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	30,996,070

5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	5,718,241

10,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	11,441,825
143,485	Total Oklahoma			146,489,204

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon – 0.2%

$1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40, 144A (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (6)	$1,715,664

8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB) (5)	10/25 at 100.00	AA–	9,411,719

	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	555,924
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,670,312

3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,425,770

1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	5/19 at 100.00	N/R	1,848,335

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
275	4.850%, 10/01/20	3/19 at 100.00	N/R	273,892
130	5.000%, 10/01/21	1/19 at 100.00	N/R	128,229
725	5.350%, 10/01/31	3/19 at 100.00	N/R	664,832

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	3/19 at 100.00	Ba2	8,287,284

3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,217,219

	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
385	4.000%, 6/15/38	6/28 at 100.00	N/R	383,826
800	4.375%, 6/15/43	6/28 at 100.00	N/R	803,400

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	3/19 at 100.00	N/R	2,492,450
34,145	Total Oregon			34,878,856

	Pennsylvania – 3.1%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	B	13,610,615
12,225	6.875%, 5/01/30	11/19 at 100.00	B	12,341,138

7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B	7,838,237

12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	12,794,674

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (6)	1,413,138
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	BBB (6)	2,840,425

2,905	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	2,990,639

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
$2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	$2,316,912
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	10,536,178

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	3,896,846
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	15,480,446

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
2,425	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	2,570,500
17,330	5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	18,059,766

31,595	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21) (7)	No Opt. Call	N/R	21,958,525

16,475	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21) (7)	No Opt. Call	N/R	15,980,750

35,005	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	24,328,475

4,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory put 7/01/22) (7)	No Opt. Call	N/R	3,904,250

27,275	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (7)	No Opt. Call	N/R	18,956,125

15,060	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	10,466,700

17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	A	19,455,915

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bonds Trust 2015-XF2049, 15.277%, 11/01/44, 144A (IF) (5)	5/22 at 100.00	A3	2,744,372

1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	1,297,200

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	716,915
680	5.000%, 12/01/35	12/25 at 100.00	N/R	683,917
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,423,450

11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	11,867,030

6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB+	6,047,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
$1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	$1,671,264
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	817,114

	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
550	5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	551,568
1,500	5.125%, 3/01/48, 144A	3/28 at 100.00	N/R	1,505,880

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,574,233

1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB–	1,040,380

3,630	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,811,028

6,324	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,328,237

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 14.557%, 8/01/38 (Pre-refunded 8/01/20), 144A (IF) (5)	8/20 at 100.00	N/R (6)	1,756,051

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BB+	1,074,720

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	13.187%, 2/15/31, 144A (IF) (5)	8/23 at 100.00	Aa1	1,372,594
1,340	13.206%, 2/15/32, 144A (IF) (5)	8/23 at 100.00	Aa1	1,939,931
1,410	13.197%, 2/15/33, 144A (IF) (5)	8/23 at 100.00	Aa1	2,032,938
1,480	13.216%, 2/15/34, 144A (IF) (5)	8/23 at 100.00	Aa1	2,129,557

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 (7)	3/19 at 100.00	N/R	321,406

195	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (19)	3/19 at 100.00	N/R	58,482

5,075	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	5,671,313

16,605	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (7)	No Opt. Call	N/R	11,540,475

7,765	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 6/01/19) (7)	No Opt. Call	N/R	5,396,675

56,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B2	57,250,136

8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B2	8,868,939

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	$1,028,920

49,920	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/19 at 100.00	Ba2	49,922,995

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	2,208,380

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
1,205	16.377%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (5)	8/21 at 100.00	Aa3 (6)	1,694,085
750	15.877%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (5)	8/21 at 100.00	Aa3 (6)	1,044,840

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	4,928,880

	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Philadelphia, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,471,010
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,591,286
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,624,828

927	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	3/19 at 100.00	Baa3	927,714

3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (7)	3/19 at 100.00	N/R	30,912

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,251,536

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,040	6.050%, 5/01/23	3/19 at 100.00	N/R	992,368
985	6.250%, 5/01/33	3/19 at 100.00	N/R	839,427

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	329,803
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	4,509,193

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,079,320
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,623,463

3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	3,297,765

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	1,068,980
37,235	5.625%, 7/01/42	7/22 at 100.00	Ba1	39,551,762

875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	845,364

3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	3,285,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
$8,000	6.000%, 7/15/38, 144A	7/28 at 100.00	N/R	$8,414,720
6,000	6.500%, 7/15/48, 144A	7/28 at 100.00	N/R	6,491,280
542,938	Total Pennsylvania			511,287,571

	Puerto Rico – 1.4%

	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B:
30,000	0.000%, 7/01/28 (7)	No Opt. Call	D	5,034,000
21,865	6.550%, 7/01/58 (7)	3/19 at 100.00	D	7,352,106

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
3,885	6.125%, 7/01/24	No Opt. Call	C	3,729,600
92,380	6.000%, 7/01/38	3/19 at 100.00	C	88,453,850
61,890	6.000%, 7/01/44	3/19 at 100.00	C	59,259,675

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
5,700	5.000%, 7/01/19	No Opt. Call	C	5,486,250
2,600	5.000%, 7/01/23	3/19 at 100.00	C	2,301,000
14,510	5.750%, 7/01/37	7/22 at 100.00	C	13,639,400
115	5.125%, 7/01/37	7/22 at 100.00	C	106,088
265	5.250%, 7/01/42	7/22 at 100.00	C	244,463
20,370	6.000%, 7/01/47	7/22 at 100.00	C	19,147,800

	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
6,140	5.000%, 6/01/24	3/19 at 100.00	C	5,848,350
4,080	5.000%, 6/01/25	3/19 at 100.00	C	3,865,800
50	5.000%, 6/01/26	3/19 at 100.00	C	47,125
4,255	5.000%, 6/01/30	3/19 at 100.00	C	3,925,238

	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
3,685	5.000%, 6/01/21	3/19 at 100.00	C	3,574,450
4,000	5.000%, 6/01/22	3/19 at 100.00	C	3,850,000
1,750	5.000%, 6/01/24	3/19 at 100.00	C	1,666,875
2,770	5.000%, 6/01/26	3/19 at 100.00	C	2,610,725
575	5.000%, 6/01/30	3/19 at 100.00	C	530,438
280,885	Total Puerto Rico			230,673,233

	Rhode Island – 0.2%

6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Aaa (6)	6,809,275

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
1,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB– (6)	1,582,350
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BB– (6)	2,942,850

237,800	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	3/19 at 100.00	CCC+	25,877,396
247,720	Total Rhode Island			37,211,871

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 1.4%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
$510	15.366%, 5/30/22, 144A (IF) (5)	No Opt. Call	A–	$770,437
500	15.469%, 5/30/22, 144A (IF) (5)	No Opt. Call	A–	750,865
1,000	15.469%, 5/30/22, 144A (IF) (5)	No Opt. Call	A–	1,432,320

	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2:
265	5.750%, 12/01/20, 144A	No Opt. Call	N/R	263,100
2,735	5.750%, 12/01/46, 144A	12/21 at 110.00	N/R	2,589,744

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (7)	3/19 at 100.00	N/R	1,098,090

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/19 (7)	No Opt. Call	N/R	2,952,180

15	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19, 144A	No Opt. Call	N/R	15,040

15,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 0.000%, 8/15/36, 144A	8/26 at 100.00	Baa1	15,945,450

8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 0.000%, 8/15/41, 144A	8/26 at 100.00	Baa1	8,759,585

2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	2,204,960

4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB	3,942,400

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,479,627
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,341,201

5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49, 144A	12/26 at 100.00	Ba1	6,120,532

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	741,623
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,253,958

19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Series 2018, 4.000%, 11/01/48 (UB) (5)	5/28 at 100.00	AA–	19,813,353

15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax) (7)	1/22 at 100.00	N/R	3,763,750

1,700	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2012D, 5.000%, 12/01/43 (UB) (5)	6/22 at 100.00	A2	1,753,652

2,185	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (5)	12/23 at 100.00	A2	2,271,592

	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (5)	6/24 at 100.00	A2	2,685,081
68,695	5.500%, 12/01/54 (UB) (5)	6/24 at 100.00	A2	73,489,224

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014C, 5.000%, 12/01/46 (UB) (5)	12/24 at 100.00	A2	$10,478,500

6,780	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2016B, 5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	A2	7,197,919

28,660	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2015A, 5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A2	30,050,870

4,970	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (5)	12/25 at 100.00	A2	5,307,661

7,770	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2016B, 5.000%, 12/01/56 (UB) (5)	12/26 at 100.00	A2	8,205,897

1,500	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/37	12/23 at 100.00	N/R	1,520,775

7,990	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	3/19 at 100.00	N/R	7,536,008

3,760	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	3/19 at 100.00	N/R	3,545,680
255,547	Total South Carolina			240,281,074

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	6,065,024

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
1,250	14.073%, 11/01/40, 144A (IF) (5)	11/19 at 100.00	A+	1,380,688
250	14.073%, 11/01/40, 144A (IF) (5)	11/19 at 100.00	A+	276,138
2,905	14.068%, 11/01/40, 144A (IF) (5)	11/19 at 100.00	A+	3,208,602
10,805	Total South Dakota			10,930,452

	Tennessee – 2.1%

2,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,034,260

	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,408,824
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	566,979
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	553,500
12,690	0.000%, 12/01/31, 144A	No Opt. Call	N/R	6,049,831

	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,552,711
7,220	5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	7,001,956

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	13.289%, 1/01/40, 144A (IF) (5)	1/23 at 100.00	BBB+	3,254,317
2,500	13.294%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	BBB+	3,162,450
865	13.278%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	BBB+	1,093,870

64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018, 4.000%, 7/01/40 (UB) (5)	7/28 at 100.00	Baa1	63,702,539

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	$2,102,400

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
8,235	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	7,357,314
57,375	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	49,222,013

4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC+	4,585,554

	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
3,530	5.500%, 7/01/37	7/27 at 100.00	N/R	3,718,326
4,750	5.625%, 1/01/46	7/27 at 100.00	N/R	4,960,093

13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (7)	6/27 at 100.00	N/R	10,146,958

1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 6.750%, 6/15/22, 144A (7)	No Opt. Call	N/R	1,050,750

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,057,919
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,322,540

16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	17,871,094

19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee,Vanderbilt University Medical Center Revenue Bonds, Series 2017, 5.000%, 7/01/48 (UB) (5)	7/27 at 100.00	A3	21,540,039

1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,365,755

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A	6/27 at 100.00	N/R	19,282,731
17,235	7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	18,313,911

66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	76,317,267

11,885	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	3/19 at 100.00	N/R	10,463,554
356,440	Total Tennessee			351,059,455

	Texas – 5.1%

4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB–	4,417,232

	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	726,075
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,413,082

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
$2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	$2,029,188
3,905	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	3,753,798

1,150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	1,115,903

185	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BBB–	195,621

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	6/21 at 100.00	BB	492,675
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,245,535

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	968,360
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,699,146
900	5.000%, 8/15/53	8/27 at 100.00	N/R	832,869

6,340	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,409,486

	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
1,000	5.750%, 9/01/33, 144A	9/23 at 103.00	N/R	1,003,600
3,775	6.125%, 9/01/45, 144A	9/23 at 103.00	N/R	3,786,061

5,435	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	5,495,274

3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	3,764,394

8,395	Austin, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District Area 1 Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,559,458

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31 (7)	8/21 at 100.00	N/R	1,032,900
3,525	7.750%, 8/15/41 (7)	8/21 at 100.00	N/R	2,326,500

	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	1,654,020
4,230	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,095,782

	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38, 144A	9/28 at 100.00	N/R	4,154,918
7,480	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	7,284,697

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,455,235
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,392,044

3,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	3,661,913

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
$2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	$2,002,300
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,448,445

5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	4,869,450

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
575	4.800%, 9/01/37	9/26 at 100.00	N/R	551,011
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	950,980

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
325	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	327,165
415	5.500%, 9/01/46, 144A	9/28 at 100.00	N/R	417,747

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	1,127,370
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	1,711,118

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,106,787

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,772,803
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,059,100

3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,126,089

1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,213,327

5,975	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	5,850,063

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,448,799

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	681,534
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,603,008

1,575	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,613,210

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa2	1,060,440

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa1	1,656,112
4,000	0.000%, 1/01/29	No Opt. Call	Baa1	2,858,560

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (6)	21,852,400

6,000	City Of Celina, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, The Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	5,849,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
$1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	$1,775,418
3,100	5.700%, 9/01/47	9/28 at 100.00	N/R	2,985,486

7,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 9.000%, 2/15/38	3/19 at 100.00	B	7,513,350

900	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	856,152

3,065	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49 (WI/DD, Settling 1/07/19)	12/24 at 100.00	BBB–	3,000,114

	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,398,991
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,227,735

1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,187,496

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,535,876

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
920	6.625%, 9/01/31	9/23 at 100.00	N/R	1,066,620
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,856,598

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB–	12,625,856

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	9/19 at 103.00	N/R	1,414,322
2,000	6.750%, 9/01/43	9/19 at 103.00	N/R	2,013,240

3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,565,975

3,775	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	3,840,836

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	3/19 at 100.00	B3	2,553,706

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
820	8.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (6)	856,187
8,265	9.000%, 9/01/38 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (6)	8,648,909

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017:
1,200	4.500%, 9/01/37	9/27 at 100.00	N/R	1,153,020
1,260	5.000%, 9/01/44	9/27 at 100.00	N/R	1,265,191

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (6)	530,660
525	6.750%, 9/01/44 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (6)	557,624

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (6)	$531,750

	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017:
1,530	4.625%, 9/01/37	9/27 at 100.00	N/R	1,475,211
2,345	5.000%, 9/01/47	9/27 at 100.00	N/R	2,349,737

2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB– (6)	2,967,000

600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	117,564

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	1,593,563
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,614,648
4,920	0.000%, 11/15/26	No Opt. Call	BB+	3,721,685
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	BB+	3,631,300
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	8,409,875
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	7,058,907
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,446,589
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,072,750
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,087,344
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,031,483
35	0.000%, 11/15/35	11/31 at 78.18	BB+	16,273
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	1,804,982
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	617,930
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	729,251
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	398,574
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	3,311,033
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	5,447,179

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A–	598,221

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	54,017
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	BB	307,715
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	679,939
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	85,631
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	235,387
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,282,404
9,245	0.000%, 11/15/39 – NPFG Insured	11/24 at 41.26	BB	3,069,155

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
25	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (6)	12,111
3,535	0.000%, 11/15/38 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 43.83	Baa2 (6)	1,347,719
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 41.26	Baa2 (6)	3,025,611

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	610,449
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	10,687,936
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,703,483

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	8,887,557

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$7,575	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	3/19 at 100.00	N/R	$7,082,928

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	Ba3	7,518,770

9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB	9,958,828

2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	Ba3	2,873,316

37,245	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	37,839,430

	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,145,684
1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,281,191
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	1,720,157
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	1,873,451

2,765	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	2,688,299

1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,058,717

3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	3,700,749

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	752,734
750	5.875%, 9/01/44	9/19 at 103.00	N/R	728,183

	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
560	5.125%, 9/01/27, 144A	No Opt. Call	N/R	554,753
2,165	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,144,606

1,000	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	994,930

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.000%, 9/01/22, 144A	No Opt. Call	N/R	81,181
6,715	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	6,593,794

5,175	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,056,907

	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38, 144A	9/28 at 100.00	N/R	730,278
1,350	5.875%, 9/01/47, 144A	9/28 at 100.00	N/R	1,359,761

1,400	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,330,448

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
$70	0.000%, 9/01/19, 144A	No Opt. Call	N/R	$67,931
70	0.000%, 9/01/20, 144A	No Opt. Call	N/R	64,812
70	0.000%, 9/01/21, 144A	No Opt. Call	N/R	61,667
70	0.000%, 9/01/22, 144A	No Opt. Call	N/R	58,610
70	0.000%, 9/01/23, 144A	No Opt. Call	N/R	55,531
12,465	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	12,323,896

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.000%, 9/01/19, 144A	No Opt. Call	N/R	121,110
125	0.000%, 9/01/20, 144A	No Opt. Call	N/R	115,174
125	0.000%, 9/01/21, 144A	No Opt. Call	N/R	109,265
125	0.000%, 9/01/22, 144A	No Opt. Call	N/R	103,545
125	0.000%, 9/01/23, 144A	No Opt. Call	N/R	97,820
125	0.000%, 9/01/24, 144A	No Opt. Call	N/R	92,349
125	0.000%, 9/01/25, 144A	No Opt. Call	N/R	86,918
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	6,235,488

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	493,185
395	5.500%, 9/15/40	9/20 at 103.00	N/R	385,678

	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
700	5.250%, 9/01/38, 144A	9/28 at 100.00	N/R	691,495
1,510	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	1,469,547
1,595	5.375%, 9/01/48, 144A	9/28 at 100.00	N/R	1,568,172

15,235	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (Alternative Minimum Tax)	10/21 at 105.00	BB–	15,527,055

20,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	19,117,400

17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax) (7)	1/26 at 102.00	N/R	14,224,274

8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	8,276,110

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	1,975,849
3,085	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	3,055,106

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
1,595	5.625%, 8/15/39, 144A	8/24 at 100.00	N/R	1,609,004
3,340	5.750%, 8/15/49, 144A	8/24 at 100.00	N/R	3,366,820

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB	2,061,229
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB	5,720,123

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	$4,258,592

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	665,015
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	992,880
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	1,969,640

7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB–	7,228,492

1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	1,474,072

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
990	3.000%, 7/01/22	No Opt. Call	CCC	897,762
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,667,666
10,600	5.000%, 7/01/35	7/25 at 100.00	CCC	9,618,228
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	104,610,816

1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,627,182

9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children’s Health Systems of Texas Project, Series 2017, 4.000%, 8/15/40 (UB) (5)	8/27 at 100.00	AA	10,168,784

	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A:
1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	979,910
1,250	5.000%, 6/15/42	6/22 at 100.00	N/R	1,201,575
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	2,938,260

1,500	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Improvement District 1 Improvement Area 2 Project, Series 2018, 4.500%, 9/01/48, 144A	9/25 at 100.00	N/R	1,449,840

	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017:
500	5.000%, 9/01/45	9/27 at 100.00	N/R	503,110
865	5.000%, 9/01/47	9/27 at 100.00	N/R	869,169

	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	657,646
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	963,710

6,705	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48, 144A	9/28 at 100.00	N/R	6,566,207

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,676,631

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
$6,280	7.000%, 12/15/32 (7)	12/21 at 100.00	N/R	$3,909,300
3,800	7.250%, 12/15/42 (7)	12/21 at 100.00	N/R	2,365,500
14,375	7.250%, 12/15/47 (7)	12/21 at 100.00	N/R	8,948,438

4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (6)	5,000,896

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,702,798

485	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	453,979

2,700	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 5.000%, 9/15/48, 144A	9/27 at 100.00	N/R	2,630,502

4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	3,993,864

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax) (7)	7/22 at 100.00	N/R	32,000

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (6)	1,383,399

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	263,114
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,398,639
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,367,220

4,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.750%, 11/15/37 (7)	3/19 at 100.00	N/R	3,555,000

3,140	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41 (7)	11/24 at 100.00	D	2,480,600

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A:
705	5.250%, 11/15/35 (7)	11/25 at 100.00	D	556,950
4,025	5.500%, 11/15/45 (7)	11/25 at 100.00	D	3,179,750

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,152,377

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2017A:
1,000	6.375%, 2/15/48	2/27 at 100.00	N/R	1,069,420
1,000	6.375%, 2/15/52	2/27 at 100.00	N/R	1,066,700

1,755	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Series 2018, 10.000%, 3/15/23, 144A	3/19 at 100.00	N/R	1,740,960

2,995	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	2,899,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	$110,321

1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB–	1,977,311

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	7,718,803
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	4,182,502

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	9,166,883
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	2,909,231
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,049,480

3,040	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	3/19 at 100.00	BB–	3,044,955

12,666	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St. James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	12,548,559

3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	3,350,112

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB+ (6)	6,005,285

1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,539,439

4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	3,790,040

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	2,982,801
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,255,764
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,512,821
961,684	Total Texas			846,058,687

	Utah – 0.3%

11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	10,750,042

1,100	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	1,181,631

2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45, 144A	4/20 at 100.00	BB+	2,625,589

11,315	Utah County, Utah, Hospital Revenue Bonds, Series 2016B, 4.000%, 5/15/47 (UB) (5)	5/24 at 100.00	AA+	11,434,486

3,000	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/40	10/27 at 100.00	BBB–	3,151,020

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BBB–	2,131,180

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
$1,730	6.500%, 10/15/33	3/19 at 100.00	BB+	$1,732,578
2,650	6.750%, 10/15/43	3/19 at 100.00	BB+	2,652,332

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,459,154

5,180	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	5,068,475

	Utah State Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36, 144A	2/26 at 100.00	BB	823,215
1,705	5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,699,885

4,100	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	3/19 at 100.00	BBB–	4,106,560
52,635	Total Utah			52,816,147

	Virgin Islands – 1.3%

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
2,900	4.000%, 10/01/22	No Opt. Call	N/R	2,889,270
3,155	5.000%, 10/01/32	10/22 at 100.00	N/R	3,064,546

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
3,835	5.000%, 10/01/19	No Opt. Call	N/R	3,817,282
2,500	5.000%, 10/01/20	No Opt. Call	N/R	2,496,950
15,950	5.000%, 10/01/24	No Opt. Call	N/R	15,851,110
8,250	5.000%, 10/01/30	10/24 at 100.00	N/R	8,054,723
36,815	5.000%, 10/01/39	10/24 at 100.00	N/R	35,206,921

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	478,150

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
7,625	5.000%, 10/01/24	No Opt. Call	N/R	7,577,725
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,177,584

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
15	5.000%, 10/01/24	10/19 at 100.00	Caa2	15,213
225	5.000%, 10/01/29	10/19 at 100.00	Caa2	227,664
525	5.000%, 10/01/39	10/19 at 100.00	Caa2	529,972

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
15,100	5.000%, 10/01/25	10/20 at 100.00	Caa2	15,302,944
9,755	5.000%, 10/01/29	10/20 at 100.00	Caa2	9,874,206

2,745	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	2,785,901

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	Caa2	1,600,587

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
$1,500	5.000%, 10/01/27	10/22 at 100.00	Caa2	$1,520,415
8,460	5.000%, 10/01/32	10/22 at 100.00	Caa2	8,554,160

6,085	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Caa3	6,113,295

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
9,195	5.000%, 10/01/25	10/20 at 100.00	Caa3	9,307,363
14,895	5.250%, 10/01/29	10/20 at 100.00	Caa3	15,040,524

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
2,600	6.750%, 10/01/19	No Opt. Call	Caa3	2,643,446
7,550	6.625%, 10/01/29	10/19 at 100.00	Caa3	7,644,904
34,020	6.750%, 10/01/37	10/19 at 100.00	Caa3	34,447,631

20,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	20,059,800

	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	3/19 at 100.00	Caa2	63,240
20	5.000%, 7/01/25	3/19 at 100.00	Caa2	19,157

975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/19 at 100.00	Caa2	926,435
218,040	Total Virgin Islands			217,291,118

	Virginia – 1.5%

24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	22,294,723

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	6.250%, 3/01/19 (20)	No Opt. Call	N/R	1,279,800
5,836	6.600%, 3/01/25 (21)	3/19 at 100.00	N/R	3,501,600
10,668	6.750%, 3/01/34 (22)	3/19 at 100.00	N/R	6,400,800

1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (7)	9/19 at 100.00	N/R	499,410

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,119,074
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,898,066

11,250	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,002,288

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	6,719,322

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	5,839,624
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,478,390

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA+	$28,591,920

20,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	20,799,600

5,840	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	5,772,373

	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Series 2017A:
5,000	5.000%, 1/01/47 (UB) (5)	1/27 at 100.00	A	5,541,150
9,065	4.000%, 1/01/47 (UB) (5)	1/27 at 100.00	A	9,214,028

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	1,826,010
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	2,874,889
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,838,574

55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Series 2018B, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	AA	57,105,197

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,430,495
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,036,000

3,320	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,351,972

14,065	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/19 at 100.00	B–	13,454,438

2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	2,458,776

10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	10,844,227

8,315	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	9,500,553

1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, 144A (Mandatory put 7/01/38) (Alternative Minimum Tax)	1/23 at 100.00	B	1,682,274
261,766	Total Virginia			252,355,573

	Washington – 1.7%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (5)	6/19 at 100.00	AA	1,616,644

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0007:
2,500	14.696%, 6/01/39, 144A (IF) (5)	6/19 at 100.00	AA	2,632,350
750	14.696%, 6/01/39, 144A (IF) (5)	6/19 at 100.00	AA	789,705

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,078,151

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
$2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	$2,245,604
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,617,094

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,514,235
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,539,435

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,165	5.500%, 6/01/27 (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,166,083
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	3/19 at 100.00	N/R	3,662,123

815	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	976,704

21,950	Port of Seattle, Washington, Revenue Bonds, Series 2018A, 4.000%, 5/01/43 (UB) (5)	5/27 at 100.00	A1	22,275,738

21,525	Port of Tacoma, Washington, Revenue Bonds, Series 2016B, 5.000%, 12/01/43 (Alternative Minimum Tax) (UB) (5)	12/26 at 100.00	AA–	23,832,695

5,970	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/19 at 100.00	N/R	5,969,702

68,300	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	76,450,239

12,040	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A	1/28 at 100.00	N/R	11,753,809

11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA–	11,117,040

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	13.216%, 8/15/40, 144A (IF) (5)	8/25 at 100.00	AA–	691,830
2,125	13.216%, 8/15/45 , 144A (IF) (5)	8/25 at 100.00	AA–	2,908,679

13,000	Washington Health Care Facilities Authority, Revenue Bond, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (5)	10/24 at 100.00	AA–	14,211,210

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	15.459%, 10/01/41, 144A (IF) (5)	10/24 at 100.00	AA–	2,354,679
1,060	15.459%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	1,495,989
600	15.459%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	846,786

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
2,500	13.091%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	3,322,600
3,740	13.080%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA–	4,969,375

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	13.117%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA–	2,014,385
630	13.091%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA–	840,615
785	13.039%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA–	1,046,177

13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	14,457,300

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 2015-XF0153:
$2,500	12.905%, 10/01/40, 144A (IF) (5)	10/20 at 100.00	AA	$2,935,975
1,750	12.905%, 10/01/40, 144A (IF) (5)	10/20 at 100.00	AA	2,055,183
3,685	12.901%, 10/01/40, 144A (IF) (5)	10/20 at 100.00	AA	4,327,443
935	12.905%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA	1,246,187
945	12.891%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA	1,259,099

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 12.916%, 8/15/42, 144A (IF) (5)	8/22 at 100.00	AA–	1,549,136

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392:
1,520	14.079%, 10/01/39, 144A (IF) (5)	4/20 at 100.00	AA–	1,732,314
1,875	14.089%, 10/01/39, 144A (IF)	4/20 at 100.00	AA–	2,137,106

13,525	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,532,863

1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,813,455

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,090	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,216,132
18,225	6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	19,440,972

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,067,140

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,704,236

1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,699,290
263,470	Total Washington			287,113,507

	West Virginia – 0.4%

7,431	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,494,907

	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,487,975
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,499,560

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba2	3,477,318

	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	4,834,253
11,385	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	11,658,582

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
$13,180	6.500%, 10/01/38	3/19 at 100.00	N/R	$9,793,531
22,445	6.750%, 10/01/43	3/19 at 100.00	N/R	16,667,881
70,511	Total West Virginia			61,914,007

	Wisconsin – 6.8%

15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,110,465

	Public Finance Authority Education Revenue Bonds, Wisconsin, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38, 144A	8/28 at 100.00	BB+	1,032,256
1,240	5.500%, 8/01/48, 144A	8/28 at 100.00	BB+	1,250,044

7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	6,744,787

305	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21, 144A	No Opt. Call	N/R	303,759

5,170	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,829,504

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	988,110
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,597,661

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,030,650
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,164,474

3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,164,835

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mountain Island Charter School, North Carolina, Series 2017B:
1,000	5.000%, 7/01/47	7/24 at 100.00	BBB–	1,020,200
1,000	5.000%, 7/01/52	7/24 at 100.00	BBB–	1,015,340

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	12,605,586
40,715	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	36,317,780

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	3,150,182
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	16,184,601

3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,079,140

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	994,150
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,568,233

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
$660	7.000%, 7/01/31	7/19 at 100.00	BBB–	$665,689
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	503,640

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,702,069
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	5,733,536

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	Baa3	1,174,536
4,275	6.200%, 10/01/42	10/22 at 100.00	Baa3	4,527,054

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,791,295
1,085	5.125%, 10/01/45	10/22 at 100.00	Baa3	1,108,056

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
393	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	11,484
343	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	9,963
338	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	9,729
327	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	9,344
321	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	9,119
418	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	11,764
412	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	11,531
398	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	11,070
390	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	10,767
382	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	10,471
18,529	5.500%, 7/01/56 – ACA Insured, 144A	3/28 at 100.00	N/R	17,283,405
423	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	11,529
412	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	11,156
401	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	10,794
393	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	10,505
387	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	10,296
376	0.000%, 1/01/62 – ACA Insured, 144A	3/28 at 17.35	N/R	9,944
368	0.000%, 1/01/63 – ACA Insured, 144A	3/28 at 16.48	N/R	9,667
360	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	9,393
354	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	9,197
382	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	9,852
4,599	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	117,965

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$177	0.000%, 1/01/46 – ACA Insured, 144A	No Opt. Call	N/R	$5,205
174	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	5,089
173	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	5,015
172	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	4,941
169	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	4,834
185	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	5,257
4,826	3.750%, 7/01/51 – ACA Insured, 144A	3/28 at 100.00	N/R	4,349,257
184	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	5,185
182	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	5,081
180	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	5,011
178	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	4,909
175	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	4,808
174	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	4,745
172	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	4,646
170	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	4,585
169	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	4,523
167	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	4,430
165	0.000%, 1/01/62 – ACA Insured, 144A	No Opt. Call	N/R	4,370
163	0.000%, 1/01/63 – ACA Insured, 144A	No Opt. Call	N/R	4,278
162	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	4,220
160	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	4,163
158	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	4,075
2,057	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	52,764

30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	28,754,400

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	954,920
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	2,808,870

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,806,406

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	12,245,062

5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	4,958,438

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,750,358

	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	9,159,685
52,400	6.750%, 8/01/31, 144A	No Opt. Call	N/R	56,700,468

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
49,365	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	54,784,290
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	65,473,200
298,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	335,791,438

16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	16,581,439

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	$3,404,352

	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,239,097
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	4,930,864
10,000	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	10,391,400

1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,046,150

3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,986,710

	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A:
4,795	5.000%, 12/01/27	No Opt. Call	BBB–	5,058,629
4,590	5.200%, 12/01/37	12/27 at 100.00	BBB–	4,899,963
7,940	5.350%, 12/01/45	12/27 at 100.00	BBB–	8,454,591

	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	27,416,575
41,880	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	44,327,048

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB	4,733,387
4,250	5.750%, 4/01/42	4/22 at 100.00	BB	4,467,515

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,665,251

	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	8,417,816
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	18,348,855
7,895	5.375%, 6/01/52	6/23 at 104.00	N/R	7,468,275

7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,120,820

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,053,905
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,381,498

	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,250	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	1,307,550
13,380	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	13,854,187
27,170	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	28,022,595

15,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	16,051,210

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,719,350
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,733,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017:
$4,000	5.000%, 7/01/42 (UB) (5)	7/27 at 100.00	A1	$4,406,720
8,500	4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	A1	8,499,745

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,864,042
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	1,909,139

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 12.926%, 11/15/41, 144A (IF) (5)	11/21 at 100.00	AA+	4,992,001

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072, 13.364%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (5)	4/23 at 100.00	Aa3 (6)	3,840,650

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (6)	1,297,238

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 14.527%, 8/15/37 (Pre-refunded 2/15/20), 144A (IF) (5)	2/20 at 100.00	Aa3 (6)	3,183,840

10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin, Inc., Series 2017, 4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	AA	10,116,100

10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin, Inc., Series 2017, 4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	AA	10,043,100

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.834%, 4/01/39 (Pre-refunded 4/01/19), 144A (IF) (5)	4/19 at 100.00	AA– (6)	987,986

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	12.576%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	3,160,650
380	12.576%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	480,419
750	12.576%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	948,195

9,990	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (5)	2/26 at 100.00	A–	10,653,935

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (6)	1,087,230
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (6)	4,289,633

2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,181,077

10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (5)	11/27 at 100.00	AA	10,166,182

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)		Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
$2,600	8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00		N/R (6)	$3,088,748
43,165	8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00		N/R (6)	51,841,597
1,075,748	Total Wisconsin				1,123,776,469
$23,795,723	Total Municipal Bonds (cost $19,444,465,288)				19,794,437,712

Shares	Description (1)				Value

	COMMON STOCKS – 0.6%

	Airlines – 0.6%

3,000,000	American Airlines Group Inc. (23)				$96,330,000

	Chemicals – 0.0%

3,839	Ingevity Corporation (24), (25)				321,286

	Containers & Packaging – 0.0%

23,041	Westrock Company (26)				870,028
	Total Common Stocks (cost $43,592,165)				97,521,314

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.2%

	Commercial Services & Supplies – 0.0%

$2,666	EWM P1 LLC (Cash 15.000% PIK 1.250%) (7)	15.000%	9/01/28	N/R	$1,865,808

	Consumer Discretionary – 0.0%

5,000	Mashantucket Western Pequot Tribe	7.350%	7/01/26	N/R	775,000

	Real Estate Management & Development – 0.2%

2,400	Zilkha Biomass Selma LLC	5.000%	8/01/28	N/R	2,428,349

26,000	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	26,062,627
28,400	Total Real Estate Management & Development				28,490,976

	Transportation – 0.0%

64	Las Vegas Monorail Company, Senior Interest Bonds (8), (27)	5.500%	7/15/19	N/R	42,235

18	Las Vegas Monorail Company, Senior Interest Bonds (8), (27)	5.500%	7/15/55	N/R	8,882
82	Total Transportation				51,117
$36,148	Total Corporate Bonds (cost $31,913,002)				31,182,901
	Total Long-Term Investments (cost $19,519,970,455)				19,923,141,927

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.0%

	MUNICIPAL BONDS – 0.0%

	Georgia – 0.0%

$238	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 4/30/17 (7), (8)	No Opt. Call	N/R	$116,922

	Vermont – 0.0%

2,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems Inc. Project, Variable Rate Demand Obligations, Series 2013, 4.625%, 4/01/36, 144A (Mandatory put 4/03/28) (Alternative Minimum Tax) (28)	No Opt. Call	B–	1,957,880
$2,238	Total Short-Term Investments (cost $2,238,215)			2,074,802
	Total Investments (cost $19,522,208,670)			19,925,216,729
	Floating Rate Obligations – (18.8)%			(3,123,469,000)
	Borrowings – (2.4)% (29)			(396,289,782)
	Other Assets Less Liabilities – 1.4% (30)			225,573,176
	Net Assets – 100%			$16,631,031,123

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(11,367)	3/19	$(1,281,690,552)	$(1,303,652,812)	$(21,962,260)	$(2,841,750)
U.S. Treasury 10-Year Note	Short	(10,795)	3/19	(1,284,575,778)	(1,317,158,672)	(32,582,894)	(4,216,797)
Total				$(2,566,266,330)	$(2,620,811,484)	$(54,545,154)	$(7,058,547)

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (31)	Current Credit Spread (32)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.26%	$90,000,000	1.000%	Quarterly	6/20/21	$(520,240)	$(5,080,280)	$4,560,040 (8)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.68	5,000,000	1.000	Quarterly	6/20/22	(107,041)	(276,851)	169,810 (8)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.34	5,000,000	1.000	Quarterly	6/20/24	(309,868)	(392,738)	82,870 (8)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.47	5,000,000	1.000	Quarterly	12/20/24	(363,938)	(358,100)	(5,838) (8)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.97	10,000,000	1.000	Quarterly	12/20/27	(1,292,224)	(1,067,487)	(224,737) (8)
Citigroup Global Markets Inc.	City of Chicago	Sell	3.02	60,000,000	1.000	Quarterly	6/20/28	(8,203,874)	(7,007,096)	(1,196,778) (8)
Total				$175,000,000				$(10,797,185)	$(14,182,552)	$3,385,367

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$19,793,432,125	$1,005,587	$19,794,437,712
Common Stocks	97,521,314	—	—	97,521,314
Corporate Bonds	—	31,131,784	51,117	31,182,901
Short-Term Investments:
Municipal Bonds	—	1,957,880	116,922	2,074,802
Investments in Derivatives:
Futures Contracts*	(54,545,154)	—	—	(54,545,154)
Credit Default Swaps*	—	—	3,385,367	3,385,367
Total	$42,976,160	$19,826,521,789	$4,558,993	$19,874,056,942
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$16,353,181,647
Gross unrealized:
Appreciation	$961,208,358
Depreciation	(512,641,000)
Net unrealized appreciation (depreciation) of investments	$448,567,358

Tax cost of futures contracts	$(54,545,154)
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$(14,182,552)
Net unrealized appreciation (depreciation) of swaps	3,385,367

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(3)

The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(7)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 8.000% to 2.400%.

(10)

On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 9.000% to 6.750%.

(11)

On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

(12)

On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(13)

On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(14)	Principal Amount (000) rounds to less than $1,000.

(15)

On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(16)

On March 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 1.000%.

(17)

On September 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.500% to 3.850%.

(18)

On February 8, 2011, the Fund’s Adviser ceased accruing additional income and “wrote-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.500%.

(19)

On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(20)

On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(21)

On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(22)

On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(23)

On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(24)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(25)	Common Stock received as part of spin-off from WestRock Company.

(26)

Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(27)

During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(28)

Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(29)	Borrowings as a percentage of Total Investments is 2.0%.

(30)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(31)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(32)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 95.7%

	MUNICIPAL BONDS – 95.2%

	Alabama – 1.4%

$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/19 at 100.00	B3	$10,221,052

4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/19 at 100.00	B3	4,467,314

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,434,780

23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Series 2018B, 2.581%, 12/01/48 (UB) (4)	9/23 at 100.00	A	22,554,327

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,078,390

1,345	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/31	No Opt. Call	A3	1,535,062

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,613,858

6,500	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	11/22 at 100.00	BBB	6,450,015

15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Series 2018B, 2.581%, 4/01/49 (UB) (4)	1/24 at 100.00	A	14,953,349
72,475	Total Alabama			72,308,147

	Alaska – 0.1%

1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,899,289

3,320	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	3/19 at 100.00	B3	3,162,931
5,200	Total Alaska			5,062,220

	Arizona – 3.3%

9,070	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 2.420%, 1/02/37 (3-Month LIBOR*67% reference rate + 0.81% spread) (6)	3/19 at 100.00	AA–	8,657,314

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384. As of 6/4/2015 Converted to Trust 2015-XF2050:
3,000	2.583%, 1/01/37, 144A (IF) (4)	3/19 at 100.00	AA–	2,545,020
3,000	2.583%, 1/01/37, 144A (IF) (4)	3/19 at 100.00	AA–	2,545,020
1,500	2.583%, 1/01/37, 144A (IF) (4)	3/19 at 100.00	AA–	1,272,510
1,500	2.583%, 1/01/37, 144A (IF) (4)	3/19 at 100.00	AA–	1,272,510

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
$500	4.000%, 7/01/21, 144A	No Opt. Call	BB	$502,950
500	5.000%, 7/01/26, 144A	No Opt. Call	BB	527,465

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D:
1,000	4.000%, 7/01/27, 144A	No Opt. Call	BB	982,330
500	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	507,605

1,030	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	1,045,665

1,545	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,563,386

1,110	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,066,854

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
750	4.500%, 7/01/24, 144A	No Opt. Call	BB	757,635
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,019,130

3,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	2,990,969

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	974,930
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	756,090

375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada – Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	377,708

1,575	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada, and St. Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,646,316

2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,527,081

2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	1,941,935

605	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	661,102

1,410	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	1,415,696

224	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	226,014

935	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37, 144A	3/19 at 100.00	BBB	935,477

2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,409,809

1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	1,620,704

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$9,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019C, 2.550%, 9/01/48 (WI/DD, Settling 1/03/19) (SIFMA reference rate + 0.80% spread) (6)	9/23 at 100.00	A2	$9,003,960

6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 4.000%, 7/01/25, 144A	No Opt. Call	BB	6,911,058

420	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BBB–	450,488

180	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	189,401

4,465	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,383,825

3,190	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,131,974

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
200	4.750%, 7/01/19, 144A	No Opt. Call	Ba1	201,666
1,250	5.750%, 7/01/24, 144A	No Opt. Call	Ba1	1,329,625

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba1	4,448,556
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	1,370,486

850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence – Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	851,224

14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	14,296,647

2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured	6/22 at 100.00	A3	2,413,827

460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	481,096

2,090	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB–	2,003,913

850	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	866,720

1,605	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/23 at 100.00	N/R	1,722,342

980	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,044,455

1,600	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,654,448

725	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q, 4.500%, 7/01/20	No Opt. Call	Baa3	744,097

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,550	4.000%, 7/01/26	No Opt. Call	Baa3	4,614,746
5,555	5.000%, 7/01/31	7/26 at 100.00	Baa3	5,949,404

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,505	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	$1,479,942

100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	114,615

675	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	3/19 at 100.00	N/R	595,607

369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	3/19 at 100.00	N/R	217,824

1,500	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,597,305

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	42,398,160
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,227,519

533	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	3/19 at 100.00	N/R	529,184

770	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	772,302

500	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.000%, 8/01/20	No Opt. Call	A3	521,585
168,686	Total Arizona			168,267,226

	Arkansas – 0.0%

1,400	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2015B3, 3.110%, 9/01/44 (Mandatory put 9/01/22) (SIFMA reference rate + 1.55% spread) (6)	3/22 at 100.00	BBB+	1,426,754

	California – 7.0%

2,355	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (5)	2,550,135

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,130	5.000%, 3/01/21	No Opt. Call	Ba3	1,177,867
6,395	5.000%, 3/01/26	No Opt. Call	Ba3	7,091,670
1,690	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,824,811
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	8,128,894

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 5.036%, 10/01/31, 144A (IF) (4)	10/26 at 100.00	AA	1,141,970

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,861,721

3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,323,460

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
7,825	5.250%, 6/01/21	3/19 at 100.00	Baa2	7,942,531
20,060	5.450%, 6/01/28	3/19 at 100.00	B2	20,085,676
2,575	5.600%, 6/01/36	12/19 at 100.00	B2	2,576,416

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A:
$625	5.000%, 4/01/28	4/27 at 100.00	Baa1	$744,844
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	562,571
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,169,750

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	444,652
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	354,231
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	234,151
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	276,203

440	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB–	464,913

1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies – El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,466,868

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB+	509,782

270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A , 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	274,072

1,250	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,258,438

425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	457,007

680	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	696,857

	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,800	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,806,120
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	1,893,845

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	472,825

870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB+	869,513

6,130	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	6,203,192

	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,400	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,391,754
1,100	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	1,141,250

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,163,453

1,395	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	1,469,047

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,536,092

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	181,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	$2,450,495

270	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	288,792

1,230	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	1,350,663

2,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,229,022

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	220,208
300	5.000%, 11/01/24	No Opt. Call	BBB–	334,566
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	386,372

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB–	1,673,889
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB–	2,610,464
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB–	1,590,856
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,688,145
850	5.000%, 11/01/30	11/26 at 100.00	BBB–	937,210
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,111,630

	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	Baa1	2,867,483
2,070	5.000%, 2/01/32	2/27 at 100.00	Baa1	2,341,191

1,100	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,083,434

3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27, 144A (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,184,849

2,240	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/37, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	2,335,379

540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	534,184

	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30	10/26 at 100.00	BBB–	1,287,278
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB–	1,098,520

2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	B1	2,086,038

1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,327,716

1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate, Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,031,120

2,615	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,635,371

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	$1,177,517

1,155	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,195,425

	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	2,014,600
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,263,849

	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	998,700
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,008,120

1,375	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,344,035

785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	832,171

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	648,787
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,007,234

315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	330,867

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22 (8)	6/20 at 102.00	N/R	372,500

860	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	883,573

1,560	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB–	1,615,957

360	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	371,030

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	393,091

395	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	410,014

805	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	851,489

	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A:
2,350	3.500%, 11/01/27, 144A	No Opt. Call	N/R	2,357,097
145	5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	160,057

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
3,000	5.250%, 12/01/29	12/24 at 100.00	BB–	3,258,030
3,350	5.250%, 12/01/44	12/24 at 100.00	BB–	3,530,532
9,750	5.500%, 12/01/54	12/24 at 100.00	BB–	10,412,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,735	5.000%, 12/01/26, 144A	6/26 at 100.00	BB–	$1,915,457
9,000	5.000%, 12/01/36, 144A	6/26 at 100.00	BB–	9,477,540

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	1,059,810

3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,106,200

965	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	961,912

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,035	5.000%, 9/02/25	No Opt. Call	N/R	1,129,734
1,080	5.000%, 9/02/26	9/25 at 100.00	N/R	1,168,160

4,190	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 4.000%, 9/02/28	No Opt. Call	N/R	4,291,775

2,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	2,038,940

485	California Statewide Communities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	8/21 at 100.00	BBB–	534,106

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
895	5.750%, 7/01/24	3/19 at 100.00	CC	750,637
5,505	5.750%, 7/01/30	3/19 at 100.00	CC	4,598,822
460	5.750%, 7/01/35	3/19 at 100.00	CC	379,003

1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	3/19 at 100.00	CC	1,008,972

2,455	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	3/19 at 100.00	CC	2,057,167

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
930	5.000%, 9/01/22 – AMBAC Insured	3/19 at 100.00	N/R	931,990
500	5.250%, 9/01/27 – AMBAC Insured	3/19 at 100.00	N/R	500,930

540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	596,776

7,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	7,036,470

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
9,000	5.000%, 6/01/33	6/28 at 100.00	BBB	9,825,210
740	5.000%, 6/01/35	6/28 at 100.00	BBB	800,554

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
255	5.000%, 9/01/20	No Opt. Call	N/R	266,832
200	5.000%, 9/01/23	No Opt. Call	N/R	220,290
250	5.000%, 9/01/24	No Opt. Call	N/R	277,908
320	5.000%, 9/01/25	9/24 at 100.00	N/R	353,782
195	5.000%, 9/01/26	9/24 at 100.00	N/R	214,412

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	$879,385

3,680	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	3,930,498

365	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	366,460

75	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	3/19 at 100.00	A	75,185

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	579,873
685	5.000%, 9/01/24	No Opt. Call	N/R	756,569
425	5.000%, 9/01/25	No Opt. Call	N/R	472,162
755	5.000%, 9/01/26	9/25 at 100.00	N/R	829,737
790	5.000%, 9/01/27	9/25 at 100.00	N/R	864,252
830	5.000%, 9/01/28	9/25 at 100.00	N/R	902,849

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A. Turbo Current Interest:
655	5.000%, 6/01/21	3/19 at 100.00	N/R	655,046
4,075	4.625%, 6/01/21	3/19 at 100.00	N/R	4,068,236

100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	108,472

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	550,265
595	5.000%, 9/01/24	No Opt. Call	N/R	662,080

2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,512,470

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
560	3.000%, 9/02/20	No Opt. Call	N/R	564,704
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,641,446

495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	517,473

105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A–	128,398

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	3.183%, 11/15/26 (3-Month LIBOR*67% reference rate + 1.43% spread) (6)	No Opt. Call	A–	2,661,687
2,125	3.203%, 11/15/27 (3-Month LIBOR*67% reference rate + 1.45% spread) (6)	No Opt. Call	A–	2,128,039

445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	501,996

295	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011, 4.000%, 1/01/21 (ETM)	No Opt. Call	N/R (5)	308,903

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
$520	4.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	$544,508
145	5.250%, 1/01/23 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	155,378
395	4.500%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	417,476
15	5.250%, 1/01/27 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	16,074
180	5.250%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	192,883
10	5.000%, 1/01/29 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	10,667
855	5.000%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	912,011
1,185	5.000%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	A (5)	1,264,016

515	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (5)	527,370

1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	925,256

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
525	4.750%, 9/01/23	No Opt. Call	N/R	553,119
655	5.200%, 9/01/28	9/24 at 100.00	N/R	719,111

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (5)	283,445

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB–	1,025,320

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
680	5.000%, 8/15/25	No Opt. Call	N/R	758,887
760	5.000%, 8/15/27	8/25 at 100.00	N/R	839,534

240	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (5)	247,538

475	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	496,489

	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
7,200	5.000%, 11/01/36	11/26 at 100.00	Ba1	7,815,455
9,500	5.000%, 11/01/39	11/26 at 100.00	Ba1	10,191,980

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	432,953
470	4.000%, 9/01/23	No Opt. Call	N/R	497,848
490	4.000%, 9/01/24	No Opt. Call	N/R	521,100
510	5.000%, 9/01/25	9/24 at 100.00	N/R	562,443
530	5.000%, 9/01/26	9/24 at 100.00	N/R	581,028

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,665,475

100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	113,668

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
$70	3.050%, 10/01/19	3/19 at 100.00	N/R	$70,039
85	3.450%, 10/01/20	3/19 at 100.00	N/R	85,071
105	3.850%, 10/01/21	3/19 at 100.00	N/R	105,117
135	4.150%, 10/01/22	3/19 at 100.00	N/R	135,170
155	4.400%, 10/01/23	3/19 at 100.00	N/R	155,211
175	4.550%, 10/01/24	3/19 at 100.00	N/R	175,238
205	4.650%, 10/01/25	3/19 at 100.00	N/R	205,271
230	4.800%, 10/01/26	3/19 at 100.00	N/R	230,306
260	4.900%, 10/01/27	3/19 at 100.00	N/R	260,348
290	5.050%, 10/01/28	3/19 at 100.00	N/R	290,377
325	5.100%, 10/01/29	3/19 at 100.00	N/R	325,403
360	5.200%, 10/01/30	3/19 at 100.00	N/R	360,454
395	5.250%, 10/01/31	3/19 at 100.00	N/R	395,502
440	5.350%, 10/01/32	3/19 at 100.00	N/R	440,576
480	5.400%, 10/01/33	3/19 at 100.00	N/R	480,629

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	567,565

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	390,281

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	533,935
500	4.250%, 9/01/24	No Opt. Call	N/R	539,870
750	5.000%, 9/01/25	9/24 at 100.00	N/R	829,178

75	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	77,340

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,698,602
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,841,816
805	5.000%, 9/01/27	9/25 at 100.00	N/R	890,765

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,046,049
365	5.000%, 9/01/31	9/26 at 100.00	N/R	389,356

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,106,540

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	441,500
655	5.000%, 9/01/26	9/24 at 100.00	N/R	719,138

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	BB	2,769,350
4,000	7.000%, 12/01/26	12/21 at 100.00	BB	4,430,920
385	8.000%, 12/01/31	12/21 at 100.00	BB	431,177
2,030	7.500%, 12/01/41	12/21 at 100.00	BB	2,221,571

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
$190	4.000%, 9/01/23	No Opt. Call	N/R	$200,574
95	5.000%, 9/01/24	No Opt. Call	N/R	105,500
485	5.000%, 9/01/25	No Opt. Call	N/R	541,294
295	5.000%, 9/01/26	9/25 at 100.00	N/R	328,111
490	5.000%, 9/01/27	9/25 at 100.00	N/R	541,587
490	5.000%, 9/01/29	9/25 at 100.00	N/R	535,139

735	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	737,249

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A–	407,182
400	5.000%, 8/01/24	No Opt. Call	A–	460,976
350	5.000%, 8/01/25	8/24 at 100.00	A–	401,965

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,487,450
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	526,290

1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,381,379

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	266,585

19,115	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 3.172%, 11/01/38 (3-Month LIBOR*67% reference rate + 1.47% spread) (6)	No Opt. Call	BBB+	17,731,456

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A1	135,096

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	3/19 at 100.00	Baa2	100,268

170	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	170,959

5,555	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	3/19 at 100.00	BB+	5,585,664

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	279,175
225	5.000%, 9/01/28	9/25 at 100.00	N/R	249,399

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	3,539,848

295	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	311,196

9,215	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,098,903

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	444,824
350	5.000%, 9/01/30	9/26 at 100.00	N/R	384,503
338,865	Total California			350,903,021

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 3.0%

$2,610	Adonea Metropolitan District 2, Aurora, Colorado, Arapahoe County, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	$2,512,830

2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,669,921

500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (5)	592,650

515	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	BBB+	506,827

2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,116,380

415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	N/R	415,436

10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,672,560

2,095	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,078,764

275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	302,332

2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,348,111

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	598,656

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009:
360	4.750%, 7/15/29	7/19 at 100.00	AA–	361,915
520	5.000%, 7/15/39	7/19 at 100.00	AA–	521,919

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	504,030

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	547,125

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	AA–	1,014,750

1,005	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24, 144A	No Opt. Call	BB	1,006,709

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	671,028

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BBB–	558,543
1,160	5.000%, 12/15/28	12/25 at 100.00	BBB–	1,236,270

1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26, 144A	9/21 at 100.00	N/R	1,134,853

205	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	204,147

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$745	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	$799,020

1,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	1,014,559

3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33	2/21 at 100.00	BBB+	3,307,292

3,680	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	3,923,763

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,028,120

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (9)	No Opt. Call	N/R	663,200

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	A–	2,175,800
530	4.000%, 12/01/26	12/22 at 100.00	A–	545,264

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	A–	573,873

3,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/25	No Opt. Call	BBB	3,938,634

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	434,408
250	5.250%, 5/15/28	5/27 at 100.00	BB+	273,885
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,480,478
550	5.250%, 5/15/32	5/27 at 100.00	BB+	596,008

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	710,486
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	766,815

500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	517,875

630	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	610,029

	Colorado Science and Technology Park Metropolitan District No.1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,553,118
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,173,448

520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	482,976

1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,042,520

924	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	917,292

2,165	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	2,086,324

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,360	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	$1,383,474

375	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB	385,279

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	496,242

	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
1,735	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,739,372
1,100	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,091,673

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
200	5.000%, 12/01/19	No Opt. Call	N/R	204,108
430	5.000%, 12/01/20	No Opt. Call	N/R	447,067
850	5.000%, 12/01/24	12/22 at 100.00	N/R	898,433

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
5,880	5.250%, 12/01/24	No Opt. Call	N/R	5,987,251
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,522,395

580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	561,231

950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32	12/22 at 103.00	N/R	907,041

1,575	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,511,937

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,418,464

3,034	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	3,023,988

1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,735,278

4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,114,848

500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	498,715

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	2,967,000

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
1,675	4.000%, 12/01/25	12/21 at 103.00	N/R	1,668,953
1,500	4.375%, 12/01/33	12/21 at 103.00	N/R	1,460,655

740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	741,450

1,245	North Park Metropolitan District 1, in the City of Broomfield, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,269,439

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	North Park Metropolitan District 1, in the City of Broomfield, Colorado, Special Revenue Bonds, Series 2018A-2:
$5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	$5,409,339
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,582,350

1,025	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	3/19 at 100.00	N/R	1,026,169

1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,342,759

1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,090,060

1,180	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46	12/25 at 100.00	A	1,273,503

1,565	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,525,499

3,245	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	3,248,862

3,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,155,100

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A–	2,445,932
440	6.250%, 11/15/28	No Opt. Call	A–	542,973

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	201,346
335	4.375%, 12/01/30	12/24 at 100.00	N/R	332,990

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
215	5.375%, 1/15/25	7/20 at 100.00	Baa3	217,754
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,539,950

555	Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	552,786

1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,683,644

1,248	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,222,017

2,755	South Maryland Creek Ranch Metropolitan District, Summit County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,694,004

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
8,555	3.500%, 12/01/26	12/21 at 103.00	N/R	8,116,471
3,005	5.000%, 12/01/30	12/21 at 103.00	N/R	3,097,824

400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	392,772

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	$508,835

500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	510,305

2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,507,744

393	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	3/19 at 100.00	N/R	393,593

	Todd Creek Village Metropolitan District, Colorado, Water Activity Enterprise Revenue Bonds, Refunding Series 2018A:
1,200	5.000%, 12/01/28	No Opt. Call	BBB	1,358,772
1,350	5.250%, 12/01/33	12/28 at 100.00	BBB	1,524,650
151,399	Total Colorado			153,723,239

	Connecticut – 0.4%

8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	3/19 at 100.00	Caa1	8,265,450

3,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2013A, 2.660%, 3/01/24 (SIFMA reference rate + 0.95% spread) (6)	No Opt. Call	A	3,014,790

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index, Series 2015 C, 3.000%, 6/15/24 (UB) (4)	No Opt. Call	A	10,192,800
21,660	Total Connecticut			21,473,040

	Delaware – 0.1%

2,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,560,175

1,960	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	2,049,298

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB	873,907
5,290	Total Delaware			5,483,380

	District of Columbia – 0.2%

9,650	District of Columbia, Revenue Bonds, The Freedom Forum, Series 2002A, 5.712%, 8/01/37	12/18 at 100.00	Baa2	9,650,000

	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	638,395
270	5.000%, 7/01/32	7/24 at 103.00	N/R	276,758

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (5)	789,598

1,255	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,220,939
12,545	Total District of Columbia			12,575,690

	Florida – 10.1%

405	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	419,799

1,430	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	1,392,334

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$28,635	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.705%, 12/01/37 (3-Month LIBOR*67% reference rate + 0.87% spread) (6)	3/19 at 100.00	A3	$26,408,629

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
735	4.000%, 11/01/24	No Opt. Call	N/R	720,484
775	4.750%, 11/01/29	11/28 at 100.00	N/R	766,553

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
690	4.375%, 11/01/24, 144A	No Opt. Call	N/R	690,104
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	853,120

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
170	4.250%, 11/01/21	No Opt. Call	N/R	169,901
680	5.500%, 11/01/30	11/26 at 100.00	N/R	677,022

725	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	713,364

	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
355	3.625%, 11/01/23, 144A	No Opt. Call	N/R	351,344
430	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	421,942

510	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	500,213

210	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	207,829

600	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	585,990

120	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	117,284

11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	11,030,684

725	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	711,138

990	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,046,341

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
165	4.000%, 11/01/24, 144A	No Opt. Call	N/R	164,568
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	200,720

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	585,433
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,160,002

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
140	4.000%, 11/01/24, 144A	No Opt. Call	N/R	138,916
175	4.500%, 11/01/29, 144A	No Opt. Call	N/R	174,249

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
$435	4.250%, 11/01/21	No Opt. Call	N/R	$441,464
770	4.750%, 11/01/26	11/25 at 100.00	N/R	789,812
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,157,269

400	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	400,376

700	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	700,637

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,026,540

255	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	256,877

415	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	410,742

	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
40	3.000%, 5/01/19	No Opt. Call	N/R	39,969
25	3.500%, 5/01/20	No Opt. Call	N/R	25,012
45	3.500%, 5/01/21	No Opt. Call	N/R	44,889
45	3.500%, 5/01/22	No Opt. Call	N/R	44,594
50	3.500%, 5/01/23	No Opt. Call	N/R	49,111
50	3.750%, 5/01/24	No Opt. Call	N/R	49,215
30	3.750%, 5/01/25	No Opt. Call	N/R	29,190

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,229,193
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,148,284

655	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	733,489

490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	491,965

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,190,160
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,231,347
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,290,772
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,133,205

755	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	757,658

500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	497,475

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
3,595	6.500%, 11/01/29	11/19 at 100.00	BB+	3,673,119
3,000	6.750%, 11/01/39	11/19 at 100.00	BB+	3,060,930

750	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	742,313

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	3/19 at 100.00	Caa1	$2,300,529

	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
165	4.000%, 11/01/22	No Opt. Call	N/R	165,292
250	4.750%, 11/01/28	11/27 at 100.00	N/R	249,985

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19, 144A	No Opt. Call	N/R	230,212
500	4.000%, 7/01/20, 144A	No Opt. Call	N/R	502,305
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	586,015
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	560,500
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,263,493

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (8)	1/21 at 103.00	N/R	514,500

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (8)	3/19 at 100.00	N/R	266,000

6,430	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	6,615,956

	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc., Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	892,782
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	505,720

2,490	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	BB	2,460,892

	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	7.000%, 6/01/28, 144A	No Opt. Call	N/R	7,190,988
14,560	7.250%, 6/01/33, 144A	6/28 at 100.00	N/R	15,059,845

1,755	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,696,541

665	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	637,349

	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,619,042
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	480,043

850	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	851,199

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,055	4.750%, 5/01/24	No Opt. Call	N/R	1,070,308
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,779,810

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
500	4.000%, 5/01/22, 144A	No Opt. Call	N/R	505,585
1,400	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,452,570

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
$375	4.125%, 12/15/27	12/26 at 100.00	N/R	$364,995
500	4.500%, 12/15/32	12/26 at 100.00	N/R	496,175

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
3,845	4.500%, 6/01/23	No Opt. Call	BBB–	3,937,549
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	525,440
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,054,330

810	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	791,637

4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	4,660,545

465	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	457,328

230	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	227,670

2,185	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	2,157,972

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,280	3.750%, 11/01/23, 144A	No Opt. Call	N/R	1,268,237
1,400	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,388,954

630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	632,785

	Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018:
530	4.375%, 11/01/24, 144A	No Opt. Call	N/R	528,484
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	790,961

2,105	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,190,779

800	Cypress Creek Community Development District, Hillsborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/29	No Opt. Call	N/R	757,984

	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
385	4.350%, 5/01/23, 144A	No Opt. Call	N/R	385,809
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	723,780

3,395	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 4.600%, 5/01/28, 144A	No Opt. Call	N/R	3,366,855

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018:
600	3.875%, 12/15/23, 144A	No Opt. Call	N/R	597,318
1,160	4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,139,654

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
770	4.500%, 5/01/25	No Opt. Call	N/R	780,195
1,450	4.625%, 5/01/26	No Opt. Call	N/R	1,471,692

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,575	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	$2,891,365

345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	341,898

2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,786,493

1,250	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,266,288

	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
455	4.250%, 5/01/24	No Opt. Call	N/R	455,414
575	4.600%, 5/01/29	No Opt. Call	N/R	576,173

	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
895	4.500%, 11/01/23, 144A	No Opt. Call	N/R	897,184
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,684,288

1,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	989,850

750	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	741,923

1,205	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	1,177,695

	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A:
500	4.250%, 5/01/24, 144A	No Opt. Call	N/R	498,560
775	5.500%, 11/01/29, 144A	No Opt. Call	N/R	760,515
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	277,830

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	342,206

1,000	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,106,510

290	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	291,146

785	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	779,458

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,287,280

300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	300,177

285	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	279,528

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,658,789

1,070	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	1,041,067

4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	3,963,806

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
$2,550	5.125%, 6/15/26, 144A	No Opt. Call	N/R	$2,608,880
5,205	4.000%, 7/15/26, 144A	No Opt. Call	N/R	5,155,188

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24, 144A	No Opt. Call	N/R	322,615
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,571,988

2,395	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25, 144A	No Opt. Call	N/R	2,446,540

770	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	799,707

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,280,893

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,854,633
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,596,689

14,100	Florida Development Finance Corporation, Healthcare Facilities Revenue Bonds, UF Health – Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	15,354,618

2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,232,026

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,425,313
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,263,380

48,385	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Mandatory put 1/01/28) (Alternative Minimum Tax)	3/19 at 105.00	N/R	49,912,031

715	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	708,758

1,015	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,071,576

530	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	526,560

525	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	521,551

560	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	578,122

95	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	3/19 at 100.00	N/R	95,109

625	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	606,588

710	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	689,083

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	$845,628

1,310	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,310,183

1,670	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,744,282

930	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	920,951

110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	107,671

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	536,916
270	4.500%, 5/01/36	5/26 at 100.00	N/R	262,896

4,785	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	4,860,603

	Harmony West Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area One, Series 2018:
370	4.125%, 5/01/24, 144A	No Opt. Call	N/R	368,320
455	4.750%, 5/01/29, 144A	No Opt. Call	N/R	450,218

	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
1,510	3.500%, 1/01/24	No Opt. Call	N/R	1,488,890
1,740	4.000%, 1/01/28	1/27 at 100.00	N/R	1,681,223

655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	648,791

310	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	315,304

695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	786,330

535	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	536,338

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
280	3.500%, 11/01/23	No Opt. Call	N/R	275,484
390	4.125%, 11/01/28	11/27 at 100.00	N/R	376,646

375	Highlands Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	374,689

	Highlands Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
295	4.250%, 6/15/24, 144A	No Opt. Call	N/R	294,142
360	4.750%, 6/15/29, 144A	No Opt. Call	N/R	359,698

101	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	102,607

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
$380	2.875%, 5/01/19	No Opt. Call	A–	$381,520
390	3.000%, 5/01/20	No Opt. Call	A–	396,158
405	3.250%, 5/01/21	No Opt. Call	A–	415,890

795	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	797,178

275	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	267,336

220	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	219,432

550	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	549,764

755	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	732,086

1,715	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,730,624

95	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	98,682

3,445	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	3,545,732

745	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	746,907

	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
450	4.000%, 5/01/23	No Opt. Call	N/R	445,748
550	4.600%, 5/01/28	No Opt. Call	N/R	539,748

515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	510,705

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
700	4.250%, 5/01/25	No Opt. Call	N/R	704,067
710	4.875%, 5/01/35	5/25 at 100.00	N/R	710,525

1,555	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,552,979

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
355	3.900%, 5/01/23	No Opt. Call	N/R	351,500
535	4.250%, 5/01/28	No Opt. Call	N/R	520,502

560	Landings at Miami Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	547,792

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
5,605	5.250%, 6/15/27	3/19 at 100.00	BB–	5,601,020
5,000	5.375%, 6/15/37	3/19 at 100.00	BB–	4,717,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
$325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	$323,599
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	209,278

855	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	886,840

10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	10,131,900

	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
290	4.000%, 5/01/19	No Opt. Call	A	292,010
305	4.200%, 5/01/20	No Opt. Call	A	313,863

	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
525	3.500%, 5/01/23	No Opt. Call	N/R	519,992
900	4.250%, 5/01/29	5/28 at 100.00	N/R	885,177

2,325	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,275,175

335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	379,736

	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BBB	1,114,060
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB	1,107,080
700	5.000%, 7/01/30	7/27 at 100.00	BBB	770,637
1,105	5.000%, 7/01/31	7/27 at 100.00	BBB	1,211,423
695	5.000%, 7/01/32	7/27 at 100.00	BBB	759,816

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
2,650	4.000%, 11/01/23	No Opt. Call	N/R	2,675,785
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,219,599

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	800,400

900	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	909,117

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB–	1,071,260

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
4,715	4.250%, 5/01/24	5/23 at 100.00	N/R	4,832,828
2,630	5.000%, 5/01/29	5/23 at 100.00	N/R	2,740,855

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
3,145	4.250%, 5/01/24	5/23 at 100.00	N/R	3,223,594
4,505	5.000%, 5/01/29	5/23 at 100.00	N/R	4,694,886
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,075,325

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,605	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	$1,571,504

375	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	386,944

3,105	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	3,227,027

905	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	922,213

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	248,040
535	4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	522,716

	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Area C, Series 2017:
1,525	3.500%, 5/01/23	No Opt. Call	N/R	1,491,084
1,850	4.000%, 5/01/28	No Opt. Call	N/R	1,765,159

	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
1,200	3.875%, 5/01/23, 144A	No Opt. Call	N/R	1,191,216
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,440,564

2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,562,750

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,247,999

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
865	4.500%, 8/01/24	No Opt. Call	N/R	865,822
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,097,712

375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	370,388

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	517,190

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	935,365

775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	829,382

2,560	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 4.750%, 10/01/47 (Mandatory put 10/01/29)	10/23 at 103.00	N/R	2,380,800

1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB–	1,106,717

335	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	334,112

205	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	205,180

570	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	568,279

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$640	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	$642,330

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
850	4.000%, 5/01/20	No Opt. Call	N/R	859,078
3,815	5.000%, 5/01/25	No Opt. Call	N/R	3,968,287

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
145	3.500%, 5/01/19	No Opt. Call	N/R	145,004
995	4.250%, 5/01/25	No Opt. Call	N/R	983,538

975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	963,827

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017:
460	3.500%, 11/01/22, 144A	No Opt. Call	N/R	457,378
1,040	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,021,904

850	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	834,947

435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	416,282

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
815	4.500%, 11/01/22	No Opt. Call	N/R	824,536
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	1,950,918

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
370	4.375%, 11/01/23, 144A	No Opt. Call	N/R	370,677
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	642,483

260	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	259,563

265	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	263,778

	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
205	3.500%, 11/01/22, 144A	No Opt. Call	N/R	203,975
500	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	492,085

2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47	8/22 at 101.00	N/R	1,971,060

1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21, 144A	3/19 at 100.00	N/R	1,614,847

1,255	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Notes, Series 2018, 6.250%, 1/01/20, 144A	3/19 at 100.00	N/R	1,255,025

	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
250	4.000%, 11/01/23, 144A	No Opt. Call	N/R	249,555
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	531,614

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
$640	3.625%, 11/01/20	No Opt. Call	N/R	$638,016
2,000	4.500%, 11/01/25	No Opt. Call	N/R	1,997,560

385	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	385,162

120	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	120,592

485	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	481,668

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
925	3.625%, 11/01/23	No Opt. Call	N/R	921,115
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,107,383

645	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	648,593

	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
610	4.000%, 5/01/23	No Opt. Call	N/R	611,287
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,149,511

1,000	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,007,260

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
480	4.000%, 5/01/24	No Opt. Call	N/R	476,568
595	4.625%, 5/01/29	5/28 at 100.00	N/R	574,342

385	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	385,100

1,925	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,141,813

595	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	603,586

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
700	3.750%, 11/01/22, 144A	No Opt. Call	N/R	701,183
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,297,289

1,180	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,180,873

	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
330	3.500%, 12/15/23	No Opt. Call	N/R	326,446
550	4.000%, 12/15/28	No Opt. Call	N/R	535,876

760	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	822,305

460	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	449,070

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$720	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	$694,649

730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	3/19 at 100.00	N/R	702,516

1,655	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,728,565

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
345	4.000%, 11/01/20	No Opt. Call	N/R	349,175
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,227,272

	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
295	4.000%, 11/01/23, 144A	No Opt. Call	N/R	294,475
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	449,595

290	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	290,450

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	558,845

560	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	571,934

390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	396,150

	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
265	4.125%, 11/01/24, 144A	No Opt. Call	N/R	263,023
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	398,710

	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
165	3.850%, 5/01/23, 144A	No Opt. Call	N/R	163,759
210	4.350%, 5/01/28, 144A	No Opt. Call	N/R	206,667

2,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	2,015,400

1,190	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	1,182,360

6,330	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/19 at 100.00	N/R	6,335,317

1,150	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,242,575

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
110	4.000%, 5/01/23	No Opt. Call	N/R	110,114
295	5.000%, 5/01/28	No Opt. Call	N/R	296,437

	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
650	4.000%, 5/01/23	No Opt. Call	N/R	650,676
1,000	5.000%, 5/01/28	No Opt. Call	N/R	1,004,890

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$235	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	$233,202

1,125	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	1,105,380

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1:
165	4.250%, 11/01/20	No Opt. Call	N/R	166,280
250	5.000%, 11/01/26	No Opt. Call	N/R	256,618

420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area One – Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	420,895

615	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	621,353

	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
250	4.500%, 5/01/23	No Opt. Call	N/R	249,598
400	5.000%, 5/01/28	No Opt. Call	N/R	398,204

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
250	4.000%, 11/01/24	No Opt. Call	N/R	249,090
500	4.500%, 11/01/29	No Opt. Call	N/R	496,165

1,430	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,383,182

530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	531,028

250	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	252,393

440	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	441,206

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,545	5.000%, 11/01/23	No Opt. Call	N/R	1,546,607
2,005	5.750%, 11/01/28	No Opt. Call	N/R	2,032,950

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
700	5.000%, 11/01/23	No Opt. Call	N/R	700,721
1,675	6.000%, 11/01/31	No Opt. Call	N/R	1,706,758

295	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	290,596

350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	352,184

1,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	995,700

525	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	513,655

450	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29, 144A	3/19 at 100.00	N/R	435,186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$505	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	$562,282

	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
325	4.000%, 11/01/24	No Opt. Call	N/R	322,485
305	4.000%, 11/01/24	No Opt. Call	N/R	302,639
390	4.500%, 11/01/29	No Opt. Call	N/R	388,327
375	4.500%, 11/01/29	No Opt. Call	N/R	373,391

405	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	1/19 at 101.00	N/R	402,125

585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	559,242

460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	443,831

680	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	658,940

1,050	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	1,101,188

1,590	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,574,545

1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,744,987

1,465	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,509,228

2,505	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	2,460,887

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
2,395	3.500%, 5/01/22	No Opt. Call	N/R	2,356,464
3,555	4.000%, 5/01/27	No Opt. Call	N/R	3,415,751

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	988,150
210	4.625%, 11/01/31	11/26 at 100.00	N/R	205,122

	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
520	3.500%, 11/01/23	No Opt. Call	N/R	512,954
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	702,627

	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
270	3.500%, 5/01/23	No Opt. Call	N/R	267,848
330	4.000%, 5/01/28	5/27 at 100.00	N/R	320,466

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
135	4.000%, 11/01/20	No Opt. Call	N/R	135,641
400	4.375%, 11/01/25	No Opt. Call	N/R	405,760

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$320	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	$324,515

1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	985,634

560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	554,266

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
355	4.000%, 5/01/22	No Opt. Call	N/R	354,656
905	5.000%, 5/01/29	5/28 at 100.00	N/R	904,937
502,631	Total Florida			507,806,035

	Georgia – 0.6%

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,057,407
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,132,144
750	5.000%, 7/15/24	No Opt. Call	Baa2	825,548
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,094,320
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,090,610
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,082,170

880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	921,862

4,910	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 2.563%, 11/15/28 (3-Month LIBOR*67% reference rate + 0.81% spread) (6)	3/19 at 100.00	AA	4,938,674

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	563,550

2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,119,100

700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB-	754,572

376	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	399,440

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
451	5.500%, 7/15/23	7/21 at 100.00	N/R	450,191
957	5.500%, 7/15/30	7/21 at 100.00	N/R	954,519
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,047,792

500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	496,925

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A–	348,632
830	5.000%, 3/15/22	No Opt. Call	A–	894,997

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	127,408

12,235	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	11,792,582
31,681	Total Georgia			32,092,443

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam – 0.7%

	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$4,825	5.000%, 11/15/27	11/25 at 100.00	BB	$5,238,647
1,000	5.000%, 11/15/33	11/25 at 100.00	BB	1,058,250

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	BB	1,031,660
1,875	5.250%, 1/01/36	1/22 at 100.00	BB	1,949,644

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
3,000	6.625%, 12/01/30	12/20 at 100.00	B+	3,066,240
895	6.875%, 12/01/40	12/20 at 100.00	B+	919,756

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
400	5.000%, 7/01/22	No Opt. Call	BBB–	430,484
250	5.000%, 7/01/23	No Opt. Call	BBB–	272,965
2,200	5.000%, 7/01/24	No Opt. Call	BBB–	2,431,924
1,000	5.000%, 7/01/35	7/24 at 100.00	BBB–	1,055,950

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	BBB–	363,405
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB–	1,599,345

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
255	5.000%, 7/01/24	No Opt. Call	BBB–	281,882
525	5.000%, 7/01/25	No Opt. Call	BBB–	584,903

325	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	334,539

5,525	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	5,764,343

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (5)	2,075,727

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	A2	3,390,173

750	Guam Power Authority, Revenue Bonds, Series 2010A, 5.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB– (5)	796,755

1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	BBB–	1,096,470
31,935	Total Guam			33,743,062

	Hawaii – 0.5%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
910	5.000%, 7/01/20	No Opt. Call	BB	916,124
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,620,574
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,636,157

19,940	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	19,769,513

145	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A–	147,590

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	$230,407
24,355	Total Hawaii			24,320,365

	Idaho – 0.1%

825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	850,385

1,835	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/26	No Opt. Call	BB+	2,036,703

1,245	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB	1,259,205
3,905	Total Idaho			4,146,293

	Illinois – 13.3%

1,335	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,341,702

1,000	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	1,003,100

2,080	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,023,050

2,235	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	3/19 at 100.00	N/R	2,157,736

4,680	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/19 at 100.00	N/R	4,558,086

11,130	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23, 144A (Mandatory put 12/15/22)	12/22 at 100.00	N/R	11,179,862

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A	27,493,701
20,835	5.750%, 4/01/34	4/27 at 100.00	A	23,528,965
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,364,214

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A	322,620
1,370	5.000%, 4/01/34	4/27 at 100.00	A	1,469,311
2,000	5.000%, 4/01/35	4/27 at 100.00	A	2,137,720
2,320	5.000%, 4/01/36	4/27 at 100.00	A	2,476,391
2,320	5.000%, 4/01/37	4/27 at 100.00	A	2,471,357

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
1,240	5.000%, 4/01/33	4/28 at 100.00	A	1,347,954
1,535	5.000%, 4/01/34	4/28 at 100.00	A	1,662,436
1,610	5.000%, 4/01/35	4/28 at 100.00	A	1,737,174
1,270	5.000%, 4/01/36	4/28 at 100.00	A	1,365,225

4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B+	4,290,722

1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B2	1,442,408

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
$870	5.000%, 12/01/19	No Opt. Call	B2	$885,182
1,230	5.000%, 12/01/20	No Opt. Call	B2	1,266,543
8,075	5.000%, 12/01/31	12/20 at 100.00	B2	8,143,395

225	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	231,392

13,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B+	15,315,430

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
16,570	5.000%, 12/01/30	12/27 at 100.00	B+	17,209,105
11,810	5.000%, 12/01/34	12/27 at 100.00	B+	12,090,960

7,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B+	7,652,414

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	B+	9,266,049
5,000	5.000%, 12/01/24	No Opt. Call	B+	5,258,050

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
3,120	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	BB–	3,506,225
2,500	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	BB–	2,800,575
2,100	5.000%, 12/01/33 – AGM Insured	12/28 at 100.00	BB–	2,328,396
4,300	5.000%, 12/01/34 – AGM Insured	12/28 at 100.00	BB–	4,748,877

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	B+	1,998,059
5,000	5.000%, 12/01/25	No Opt. Call	B+	5,268,250
4,000	5.000%, 12/01/26	No Opt. Call	B+	4,224,400

20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B+	23,419,600

9,160	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	B+	7,345,404

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	B+	4,375,600
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B+	2,896,387

505	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	B+	386,951

1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA–	1,066,140

1,145	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	3/19 at 100.00	N/R	1,144,720

2,100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	2,068,941

268	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/19 at 100.00	Ba3	268,042

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,299	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopment Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	$1,284,965

2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	1,036,800

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,065,090
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,827,815
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	838,733

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	224,251
10,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	10,487,000
10,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	10,536,320
6,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	7,024,228

20,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 5.625%, 1/01/31	1/27 at 100.00	BBB–	22,656,805

5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,197,840

465	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/19 at 100.00	Ba1	465,409

12,965	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	1/21 at 100.00	Ba1	13,111,893

7,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	7,132,370

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
1,870	5.000%, 1/01/22	1/20 at 100.00	Ba1	1,902,501
1,170	5.000%, 1/01/25	1/20 at 100.00	Ba1	1,188,615

13,000	Chicago, Illinois, General Obligation Bonds, Series 2009C, 0.000%, 1/01/27	No Opt. Call	Ba1	9,449,570

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,335
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	6,049,786
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,549,635

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB–	3,742,471
1,065	5.000%, 1/01/25	No Opt. Call	BBB–	1,136,462
2,560	5.000%, 1/01/26	No Opt. Call	BBB–	2,740,634

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB–	31,806
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB–	6,926,141
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB–	5,316,500
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB–	1,621,466

900	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	3/19 at 100.00	N/R	904,635

1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,057,030

1,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/34	11/26 at 100.00	A2	1,378,062

880	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	916,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	$2,619,273

3,249	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Business Park-Industrial Property, Series 2018A, 4.875%, 11/15/34	No Opt. Call	N/R	3,232,495

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	3/19 at 100.00	A3	300,873

1,390	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,568,198

	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
1,475	5.000%, 1/01/24	No Opt. Call	N/R	1,513,955
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	2,707,620

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
160	4.500%, 12/01/20, 144A	No Opt. Call	N/R	160,371
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	827,681
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,838,232

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,065	6.875%, 10/01/31	10/21 at 100.00	BB+	2,169,406
455	7.125%, 10/01/41	10/21 at 100.00	BB+	476,726

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,783,183

1,000	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015, 5.000%, 9/01/32	9/24 at 100.00	BBB	1,064,230

2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	B2	2,091,840

5,575	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.000%, 5/15/33	5/24 at 103.00	N/R	5,540,825

	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,000	5.000%, 2/15/26	No Opt. Call	Aa2	4,676,560
8,000	5.000%, 2/15/27	No Opt. Call	Aa2	9,460,800
3,535	5.000%, 2/15/28	2/27 at 100.00	Aa2	4,149,277
500	5.000%, 2/15/29	2/27 at 100.00	Aa2	583,700
10,000	5.000%, 2/15/31	2/27 at 100.00	Aa2	11,532,200

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	AA+	396,997
800	5.000%, 9/01/23	No Opt. Call	AA+	900,584
1,495	5.000%, 9/01/25	9/24 at 100.00	AA+	1,712,343
1,000	5.000%, 9/01/26	9/24 at 100.00	AA+	1,140,240
1,400	5.000%, 9/01/27	9/24 at 100.00	AA+	1,589,980
800	5.000%, 9/01/29	9/24 at 100.00	AA+	902,688

225	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	233,323

130	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	137,336

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
$100	5.000%, 4/01/19	3/19 at 100.00	BB	$100,084
1,000	5.000%, 4/01/26	3/19 at 100.00	BB	1,000,070
1,500	5.000%, 4/01/31	3/19 at 100.00	BB	1,497,165
955	5.000%, 4/01/36	3/19 at 100.00	BB	932,290

500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa1	566,510

190	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	197,209

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	AA+ (5)	206,142

1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A–	1,107,000

130	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	132,046

	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
110	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (5)	111,670
3,515	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+ (5)	3,570,959

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	183,922
375	5.000%, 8/15/25	No Opt. Call	Baa1	423,296
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,118,550

6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,309,965

	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BBB–	546,795
500	5.000%, 2/15/31	8/27 at 100.00	BBB–	544,485
500	5.000%, 2/15/32	8/27 at 100.00	BBB–	542,190

	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
5,165	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BB+	4,381,728
3,235	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	2,526,406

	Illinois State, General Obligation Bonds, December Series 2017A:
15,000	5.000%, 12/01/25	No Opt. Call	BBB–	16,056,300
6,100	5.125%, 12/01/29	12/27 at 100.00	BBB–	6,539,017

	Illinois State, General Obligation Bonds, December Series 2017B:
9,500	5.000%, 12/01/26	No Opt. Call	BBB–	10,205,185
9,365	5.000%, 12/01/27	No Opt. Call	BBB–	10,075,429

4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB–	5,189,303

5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB–	5,904,470

	Illinois State, General Obligation Bonds, November Series 2017D:
10,000	5.000%, 11/01/27	No Opt. Call	BBB–	10,752,500
5,000	5.000%, 11/01/28	11/27 at 100.00	BBB–	5,345,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, October Series 2016:
$7,500	5.000%, 2/01/23	No Opt. Call	BBB–	$7,918,050
3,835	5.000%, 2/01/26	No Opt. Call	BBB–	4,105,866

8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB–	8,265,690

335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB–	355,348

	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB–	1,557,892
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB–	1,099,109
200	5.500%, 7/01/33	7/23 at 100.00	BBB–	211,554
5,855	5.500%, 7/01/38	7/23 at 100.00	BBB–	6,129,600

	Illinois State, Sales Tax Revenue Bonds, First Series 2002:
2,160	6.000%, 6/15/26 – NPFG Insured	No Opt. Call	BBB	2,523,722
2,060	6.000%, 6/15/27 – NPFG Insured	No Opt. Call	BBB	2,430,573

8,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB–	8,645,095

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BBB–	6,707,569
1,355	5.000%, 12/15/28	6/22 at 100.00	BBB–	1,403,089

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,155	5.000%, 12/15/28	12/27 at 100.00	BBB–	1,253,822
300	5.000%, 12/15/31	12/27 at 100.00	BBB–	320,979
745	5.000%, 12/15/33	12/27 at 100.00	BBB–	791,920
500	5.000%, 12/15/34	12/27 at 100.00	BBB–	529,190

7,770	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	BBB	7,840,785

4,710	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BBB	5,309,206

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
43,790	5.250%, 6/15/50	6/20 at 100.00	Ba1	44,037,414
270	5.200%, 6/15/50	6/20 at 100.00	Ba1	271,339
1,890	5.000%, 6/15/50	6/20 at 100.00	Ba1	1,894,139

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,755	0.000%, 6/15/31 – BAM Insured	No Opt. Call	Baa2	1,060,143
2,860	0.000%, 12/15/34 – BAM Insured	No Opt. Call	Baa2	1,462,347

2,036	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,228,341

560	North Pullman Chicago Neighborhood Initiatives, Inc. Redevelopment Project, Illinois, Gotham Greens Greenhouse Facility, Certificates of Participation, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	546,879

4,245	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	3,947,426

2,700	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,743,335

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$520	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB+	$572,749

750	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018A, 5.000%, 1/01/35	1/28 at 100.00	AA–	828,248

780	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 5.750%, 11/01/19 (ETM)	No Opt. Call	N/R (5)	804,983

2,410	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	N/R	2,646,493

2,395	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,275,466

1,445	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,388,342

670	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	643,729

452	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	450,811
643,739	Total Illinois			670,929,024

	Indiana – 1.4%

700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	735,735

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,140	6.000%, 11/15/22 (8)	No Opt. Call	N/R	1,079,740
1,550	7.000%, 11/15/27 (8)	11/22 at 100.00	N/R	1,490,589

190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	12/23 at 105.00	N/R	188,311

1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,159,828

55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Ba2	55,323

775	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 4.800%, 1/01/28	1/23 at 105.00	N/R	746,488

3,360	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,401,731

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
160	6.000%, 10/01/21	10/19 at 100.00	B	160,722
1,500	6.625%, 10/01/29	10/19 at 100.00	B	1,506,105

895	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	908,604

1,205	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,223,316

19,620	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B	20,157,784

9,310	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	B	9,529,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
$2,330	5.500%, 4/01/33	4/26 at 100.00	Ba1	$2,543,195
1,275	5.500%, 4/01/34	4/26 at 100.00	Ba1	1,385,810
2,500	5.000%, 4/01/37	4/26 at 100.00	Ba1	2,618,875

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,269,284

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa3	271,733
325	5.000%, 10/01/23	No Opt. Call	Baa3	358,218
550	5.000%, 10/01/24	10/23 at 100.00	Baa3	606,986
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa3	1,518,384

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA–	16,240

180	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	180,716

1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	Ba1	1,044,330

600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	567,858

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	4,542,840

3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	N/R	3,169,270

220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	211,116

1,765	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	1,924,662

4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	3,946,502
67,175	Total Indiana			68,519,545

	Iowa – 2.5%

10,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	11,052,759

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
14,295	5.500%, 12/01/22	3/19 at 100.00	B–	14,309,581
19,090	5.250%, 12/01/25	12/23 at 100.00	B–	20,248,572

16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B–	17,497,610

27,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B	28,880,952

3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 105.00	B	4,107,349

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc. Project, Series 2018:
$500	3.950%, 8/01/23	No Opt. Call	N/R	$497,505
750	4.450%, 8/01/28	8/23 at 102.00	N/R	743,055
500	5.000%, 8/01/33	8/23 at 102.00	N/R	503,320

300	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2018A, 3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	A	301,014

7,155	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	3/19 at 100.00	B2	7,155,501

21,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/19 at 100.00	B2	21,006,930
122,395	Total Iowa			126,304,148

	Kansas – 0.8%

1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27 – NPFG Insured, 144A	6/25 at 100.00	BBB–	1,779,408

	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	769,710
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,854,691

2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	3/19 at 100.00	Ba2	2,503,475

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
20	5.125%, 1/01/22 – AMBAC Insured	3/19 at 100.00	Ba3	20,029
7,900	5.125%, 1/01/32 – AMBAC Insured	3/19 at 100.00	Ba3	7,910,981

	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	937,486
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,473,535

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	6,620,033
500	5.250%, 12/15/29	12/22 at 100.00	N/R	405,960
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,780,307

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	501,520

12,280	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	12,961,786
40,320	Total Kansas			39,518,921

	Kentucky – 1.8%

	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King’s Daughters Medical Center Project, Series 2016A:
1,000	5.000%, 2/01/29	2/26 at 100.00	BBB–	1,105,830
705	5.000%, 2/01/30	2/26 at 100.00	BBB–	776,339

2,065	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,219,586

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$4,065	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	$3,896,424

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
2,000	5.000%, 6/01/31	6/27 at 100.00	BB+	2,181,860
3,500	5.000%, 6/01/32	6/27 at 100.00	BB+	3,799,845

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,355,722

1,835	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	3/19 at 100.00	N/R	1,790,868

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	Baa2	627,296
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,668,000
3,450	5.000%, 7/01/26	7/25 at 100.00	Baa2	3,825,670
3,560	5.000%, 7/01/27	7/25 at 100.00	Baa2	3,952,063
3,335	5.000%, 7/01/28	7/25 at 100.00	Baa2	3,683,708
2,080	5.000%, 7/01/30	7/25 at 100.00	Baa2	2,278,286
6,450	5.000%, 7/01/32	7/25 at 100.00	Baa2	7,045,142
8,345	5.000%, 7/01/33	7/25 at 100.00	Baa2	9,064,256

40,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 2.900%, 12/01/49 (1-Month LIBOR*67% reference rate + 1.30% spread) (6)	3/25 at 100.00	A	39,976,800
85,805	Total Kentucky			89,247,695

	Louisiana – 0.9%

2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	3/19 at 100.00	B3	2,261,295

	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,019,640
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	502,910

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	Caa1	2,488,870
3,480	6.375%, 7/01/41	7/21 at 100.00	Caa1	3,328,411

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	429,770

470	Louisiana Local Government Environmental Facilities and Community Development Authority, Terrebonne Parish GOMESA Project Revenue Bonds, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	473,713

360	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	373,853

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750, 2/01/32, 144A	2/27 at 100.00	N/R	1,021,310

165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	167,447

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$7,145	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	$7,765,972

	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27	No Opt. Call	Baa1	570,470
1,680	5.000%, 7/01/29	7/27 at 100.00	Baa1	1,891,394
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,098,610

5,185	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/30 (7)	No Opt. Call	BBB	4,720,320

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,683,885

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	491,808
400	5.000%, 5/15/26	5/25 at 100.00	A3	455,732
475	5.000%, 5/15/27	5/25 at 100.00	A3	537,610

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,250	6.625%, 12/15/23	No Opt. Call	N/R	1,287,975
770	8.375%, 12/15/43	12/23 at 100.00	N/R	797,705

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24, 144A (Alternative Minimum Tax) (8)	No Opt. Call	N/R	40

	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	A–	1,128,166
750	5.000%, 1/01/28 (Alternative Minimum Tax)	1/27 at 100.00	A–	858,210
750	5.000%, 1/01/29 (Alternative Minimum Tax)	1/27 at 100.00	A–	853,065
900	5.000%, 1/01/30 (Alternative Minimum Tax)	1/27 at 100.00	A–	1,016,865

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A–	564,505
500	5.000%, 6/01/25	6/24 at 100.00	A–	567,220

835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A–	947,065

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,330,513

1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	3/19 at 100.00	BB+	1,905,286
45,880	Total Louisiana			43,539,635

	Maine – 1.0%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	A2	2,610,854

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, 144A (Mandatory put 8/01/25) (Alternative Minimum Tax)	No Opt. Call	B	6,919,272

13,135	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)	12/26 at 100.00	N/R	13,378,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
$1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	$1,076,100
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	536,315

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
100	5.250%, 7/01/21	No Opt. Call	Ba3	103,011
10,500	7.500%, 7/01/32	7/21 at 100.00	Ba3	11,526,480
2,235	6.950%, 7/01/41	7/21 at 100.00	Ba3	2,399,384
2,000	6.750%, 7/01/41	7/21 at 100.00	Ba3	2,132,760

9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	3/19 at 100.00	B3	9,095,431
47,785	Total Maine			49,777,867

	Maryland – 1.0%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	692,559

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB–	1,921,910
810	5.000%, 9/01/31	9/27 at 100.00	BBB–	909,525
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,675,695

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	420,968
260	5.000%, 6/15/24	No Opt. Call	BBB+	296,192
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	310,868
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	431,874
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	384,033

550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	560,643

	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,300	4.250%, 6/01/26	No Opt. Call	N/R	2,335,029
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,128,728

600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	607,026

2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,593,475

10,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	11,246,901

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	5.000%, 12/01/19 (8)	No Opt. Call	N/R	2,284,800
6,000	5.000%, 12/01/31 (8)	3/19 at 100.00	N/R	4,080,000

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (8)	3/19 at 100.00	N/R	680,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
$270	5.000%, 7/01/27	No Opt. Call	BBB	$306,113
190	5.000%, 7/01/29	7/27 at 100.00	BBB	212,861
325	5.000%, 7/01/30	7/27 at 100.00	BBB	361,816
375	5.000%, 7/01/31	7/27 at 100.00	BBB	416,025
530	5.000%, 7/01/37	7/21 at 100.00	BBB	553,087

4,045	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	4,053,333

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	832,613
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,285,140
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,126,020

3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	3,893,785

400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	413,132

1,700	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,639,650

600	Prince George’s County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	629,808
51,360	Total Maryland			50,283,609

	Massachusetts – 2.4%

860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A	976,005

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB	1,049,743
1,040	4.500%, 1/01/22	No Opt. Call	BBB	1,094,725
1,080	4.700%, 1/01/23	No Opt. Call	BBB	1,158,311

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB–	1,078,170

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	Ba1	316,104
335	5.000%, 7/15/22	No Opt. Call	Ba1	359,043
325	5.000%, 7/15/23	No Opt. Call	Ba1	353,795
315	5.000%, 7/15/24	7/23 at 100.00	Ba1	341,514

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,810	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,870,707
3,375	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	3,561,773
4,005	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	4,251,267

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	129,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	A	$5,119,984

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
5,110	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	5,110,000
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	212,568
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/19 at 100.00	N/R	14,921,261

25,550	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001B. ARS, 4.992%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	2/19 at 100.00	N/R	25,550,000

51,925	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 5.077%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	3/19 at 100.00	N/R	51,925,000

1,350	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 2.273%, 5/01/37 – NPFG Insured (3-Month LIBOR*67% reference rate + 0.57% spread) (6)	3/19 at 100.00	AA	1,309,136
118,965	Total Massachusetts			120,688,531

	Michigan – 0.3%

	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,065,806
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,158,137

1,360	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	3/19 at 100.00	B–	1,364,515

135	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/19 at 100.00	B–	133,157

45	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21 – ACA Insured	3/19 at 100.00	B–	44,852

1,500	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Senior Lien Floating Libor Notes Series 2006D, 2.205%, 7/01/32 – AGM Insured (3-Month LIBOR*67% reference rate + 0.60% spread) (6)	4/19 at 100.00	A2	1,433,910

5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	3/19 at 100.00	A3	5,011

700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A2	784,245

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	A3	1,337,052
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	A3	3,272,334

160	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	160,685

1,365	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,073,955

95	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	93,300

860	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30, 144A (Alternative Minimum Tax)	12/23 at 100.00	N/R	958,152

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$900	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	$917,712

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	767,573
15,895	Total Michigan			16,570,396

	Minnesota – 1.2%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	311,254
400	3.500%, 8/01/27	8/26 at 100.00	BB+	386,152
270	4.000%, 8/01/28	8/26 at 100.00	BB+	267,872
415	4.000%, 8/01/29	8/26 at 100.00	BB+	407,609
260	4.000%, 8/01/30	8/26 at 100.00	BB+	253,170
300	4.000%, 8/01/31	8/26 at 100.00	BB+	290,184

830	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	902,534

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
170	4.000%, 7/01/20	No Opt. Call	N/R	169,585
770	4.750%, 7/01/25	No Opt. Call	N/R	779,440
630	5.250%, 7/01/30	7/25 at 100.00	N/R	643,545

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB+	1,471,661

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	360,079
540	5.000%, 7/01/31	7/24 at 102.00	N/R	549,790

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B–	1,545,255

160	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	165,478

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	271,488
300	4.000%, 7/01/20	No Opt. Call	BB+	304,044
500	4.000%, 7/01/23	No Opt. Call	BB+	511,985
420	4.000%, 7/01/24	No Opt. Call	BB+	429,358
500	5.000%, 7/01/29	7/24 at 100.00	BB+	521,685

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	3/19 at 100.00	N/R	2,472,349

550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	3/19 at 100.00	B3	552,761

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	3/19 at 100.00	N/R	1,882,087

1,150	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 3.542%, 8/01/28 – NPFG Insured	2/19 at 100.00	AA–	1,150,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,980	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	$1,953,508

585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	574,505

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,525	3.750%, 12/01/22, 144A	No Opt. Call	N/R	1,506,929
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	1,788,038

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	564,284

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	509,805
335	4.000%, 3/01/24	3/23 at 100.00	N/R	338,829
325	4.000%, 3/01/27	3/23 at 100.00	N/R	318,113

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
1,035	4.150%, 9/01/24	No Opt. Call	BB	1,031,854
1,100	5.000%, 9/01/34	9/24 at 100.00	BB	1,101,540

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	3/19 at 100.00	N/R	2,287,079

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,184,794

7,885	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	8,246,212

1,400	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,389,178

1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	CC	607,010

4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28,144A	7/26 at 100.00	N/R	4,545,833

250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	253,843

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,021,340

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BB	1,196,819
700	4.500%, 12/01/29	12/24 at 100.00	BB	695,800

	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	337,793
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,324,780
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,040,953

4,260	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24 (ETM)	No Opt. Call	N/R (5)	4,935,892

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$4,825	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/26 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	$5,099,736

205	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	193,169

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	202,936
400	4.000%, 12/01/24	No Opt. Call	N/R	403,136
60,585	Total Minnesota			61,253,073

	Missouri – 0.8%

1,910	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	Baa2	2,053,116

	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	646,516
1,000	4.000%, 11/01/27	11/25 at 100.00	N/R	985,380
1,230	3.900%, 11/01/29	11/25 at 100.00	N/R	1,203,407

760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	859,028

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	BBB–	987,298
1,400	5.000%, 3/01/28	3/27 at 100.00	BBB–	1,567,944
700	5.000%, 3/01/30	3/27 at 100.00	BBB–	776,573
200	5.000%, 3/01/31	3/27 at 100.00	BBB–	220,680
3,525	5.000%, 3/01/36	3/27 at 100.00	BBB–	3,816,694

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,130,130
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,164,996

	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,061,440
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,138,737
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,146,636
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,232,708
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	2,800,790

1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project – TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,503,855

2,000	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	1,932,940

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,527,057

1,170	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	3/19 at 100.00	N/R	1,140,188

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,877,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
$455	4.000%, 5/01/20	No Opt. Call	N/R	$456,465
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,151,049

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	954,876
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,048,271
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,150,068

1,045	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,099,539

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	3/19 at 100.00	N/R	1,136,982

1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St. Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,650,825

615	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	689,735

2,160	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,203,286

500	The Industrial Development Authority of the County of St. Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A (WI/DD, Settling 1/03/19)	3/27 at 100.00	N/R	501,680
41,135	Total Missouri			42,816,000

	Montana – 0.1%

	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,050,860
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,230,209
435	5.250%, 5/15/32	5/25 at 102.00	N/R	450,760
2,615	Total Montana			2,731,829

	Nebraska – 0.1%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
150	5.250%, 12/01/19	No Opt. Call	BBB+	153,704
815	5.250%, 12/01/21	No Opt. Call	BBB+	875,872

2,100	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 4.000%, 5/15/33	5/24 at 100.00	BBB+	2,135,448
3,065	Total Nebraska			3,165,024

	Nevada – 0.9%

835	City of Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	820,588

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
705	5.000%, 8/01/21	No Opt. Call	A	745,284
1,360	4.000%, 8/01/22	No Opt. Call	A	1,409,531
1,910	4.000%, 8/01/23	8/22 at 100.00	A	1,975,609

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$675	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	$701,285

1,320	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,373,935

1,170	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A	12/27 at 100.00	N/R	1,125,376

3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (Alternative Minimum Tax)	8/28 at 100.00	N/R	3,038,090

	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,900	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	14,560,806
2,935	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	3,110,131

1,450	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,437,820

580	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	581,705

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,501,164
675	4.000%, 9/01/35	9/26 at 100.00	N/R	631,928

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
460	4.000%, 6/01/21	No Opt. Call	N/R	468,680
590	5.000%, 6/01/23	No Opt. Call	N/R	621,919
550	5.000%, 6/01/24	No Opt. Call	N/R	581,438
455	5.000%, 6/01/25	6/24 at 100.00	N/R	476,699

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	525,600
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,626,504

335	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	349,780

	North Las Vegas, Nevada, General Obligation Bonds, Refunding Series 2011:
500	5.000%, 6/01/33	6/21 at 100.00	BB	511,250
500	5.000%, 6/01/36	6/21 at 100.00	BB	509,870

	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
945	4.000%, 12/01/27, 144A	No Opt. Call	N/R	911,273
940	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	921,313

4,000	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	3/19 at 100.00	BB–	3,867,080

2,210	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	3/19 at 100.00	N/R	2,147,456

400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	450,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
$100	6.500%, 6/15/20	3/19 at 100.00	Ba3	$100,091
250	6.750%, 6/15/28	3/19 at 100.00	Ba3	250,210
46,415	Total Nevada			47,332,643

	New Hampshire – 0.1%

900	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/19 – ACA Insured	No Opt. Call	B3	900,000

3,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018A, 4.000%, 11/01/27, 144A (Alternative Minimum Tax)	7/23 at 100.00	B	2,953,800
3,900	Total New Hampshire			3,853,800

	New Jersey – 5.5%

4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	3/19 at 100.00	N/R	3,800,920

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	Ba1	4,194,273

1,070	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30	6/26 at 100.00	BBB+	1,081,674

445	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	Baa1 (5)	497,813

290	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	293,390

900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB–	969,912

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
125	3.500%, 9/01/22, 144A	No Opt. Call	BB	123,305
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	205,815

830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	877,310

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
905	3.625%, 1/01/19	No Opt. Call	N/R	905,000
1,000	4.375%, 1/01/24	No Opt. Call	N/R	999,330

860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB+	904,995

6,680	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.000%, 6/15/29	12/28 at 100.00	BBB+	6,867,908

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,214,707

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
10,500	4.000%, 7/01/32	7/27 at 100.00	Baa2	10,467,450
7,775	5.000%, 7/01/33	7/27 at 100.00	Baa2	8,388,370

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	BBB–	$712,244

2,460	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 4.000%, 7/01/24	No Opt. Call	BBB–	2,505,977

295	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	307,709

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,286,650
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,376,350
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,656,723
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	11,029,100

1,530	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 4.750%, 6/15/31	12/26 at 100.00	BBB+	1,635,402

3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I, 3.310%, 9/01/27 (SIFMA reference rate + 1.60% spread) (6)	3/23 at 100.00	BBB+	2,961,390

5,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/29	6/25 at 100.00	BBB+	5,519,400

2,200	New Jersey Economic Development Authority, School Facilities Construction Bond, Series 2013, 3.350%, 9/01/27, (UB) (4)	3/23 at 100.00	Baa1	2,171,686

5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,390,300

8,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	BBB+	8,616,426

19,735	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2013 I, 3.300%, 9/01/27 (UB) (4)	3/23 at 100.00	Baa1	19,449,632

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	4.496%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	Baa1	226,240
1,000	5.694%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	Baa1	942,180

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB–	101,307

4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	Ba3	5,194,803

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	3/19 at 100.00	Ba3	530,980

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
425	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	Ba3	431,439
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	3/19 at 100.00	Ba3	8,298,151
8,000	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	Ba3	8,651,840

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
425	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	477,139
3,340	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	Ba3	3,749,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	Ba1	$1,877,735

5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,564,100

	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A:
10,885	4.000%, 9/01/30	9/24 at 100.00	BBB+	10,966,855
11,330	4.000%, 9/01/31	9/24 at 100.00	BBB+	11,335,212

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,423,378
525	5.000%, 7/01/21	No Opt. Call	BB+	547,480
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,187,940
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,064,650

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB–	1,185,503
1,075	4.000%, 7/01/34	7/26 at 100.00	BBB–	1,088,200

2,800	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/33 (Alternative Minimum Tax)	6/28 at 100.00	AA	2,884,140

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,823,565
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	10,498,267
5,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	6,140,817
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,105,200

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,910	5.000%, 6/15/29	6/26 at 100.00	Baa1	2,122,889
1,630	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,801,475
1,710	5.000%, 6/15/31	6/26 at 100.00	Baa1	1,881,616

8,375	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	4,926,343

4,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	4,368,452

1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	6/22 at 100.00	BBB+	1,462,819

5,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/33	12/28 at 100.00	BBB+	5,567,670

11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017D, 2.456%, 1/01/24 (UB) (4)	No Opt. Call	A	11,884,400

15,420	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	16,199,018

1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BBB–	1,093,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
$1,000	5.000%, 1/01/29 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	$1,126,400
1,300	5.000%, 1/01/30 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,454,674
850	5.000%, 1/01/32 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	941,435
1,220	5.000%, 1/01/33 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,347,283
1,250	5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,373,363
1,000	5.000%, 1/01/36 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,089,900

1,850	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/37	6/28 at 100.00	A–	2,022,679
267,150	Total New Jersey			277,371,448

	New Mexico – 0.2%

1,665	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,665,532

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
85	4.000%, 10/01/20	No Opt. Call	N/R	84,953
240	4.875%, 10/01/25	No Opt. Call	N/R	238,553

1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	Baa2	1,399,268

425	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	440,381

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	3/19 at 100.00	AA–	2,340,838

810	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	816,909

1,885	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	5/20 at 103.00	N/R	1,865,886
8,800	Total New Mexico			8,852,320

	New York – 4.0%

180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	200,763

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB–	1,072,290

20	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B+	20,198

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	830,188
845	5.000%, 11/01/22	No Opt. Call	BB	876,189
700	5.250%, 11/01/34	11/24 at 100.00	BB	712,243

3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	3,224,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
$715	5.000%, 5/01/23	No Opt. Call	BBB–	$779,886
3,245	5.000%, 5/01/24	5/23 at 100.00	BBB–	3,522,902
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB–	3,048,475
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB–	1,949,020

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	5,362
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (5)	16,976

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	95,820
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	73,275
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	22,546

2,955	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB–	3,180,850

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26, 144A	6/25 at 100.00	BBB–	337,170
1,200	5.000%, 12/01/28, 144A	6/25 at 100.00	BBB–	1,333,824

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
2,000	5.000%, 12/01/26, 144A	No Opt. Call	BBB–	2,294,960
1,800	5.000%, 12/01/28, 144A	6/27 at 100.00	BBB–	2,041,488
2,500	5.000%, 12/01/31, 144A	6/27 at 100.00	BBB–	2,790,400

2,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	2,643,342

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
3,350	5.000%, 12/01/21, 144A	No Opt. Call	BB–	3,422,796
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB–	6,732,164

6,410	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/34	7/26 at 100.00	A–	6,623,966

1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	4/19 at 100.00	N/R	1,000,060

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	6/19 at 100.00	Ba1	1,700,711

1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	937,550

1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	983,640

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	440,460

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	3/19 at 100.00	B–	5,520,276

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
$210	5.000%, 7/01/27	7/25 at 100.00	BBB	$234,224
375	5.000%, 7/01/28	7/25 at 100.00	BBB	416,621

825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/27 (8)	3/19 at 100.00	N/R	552,750

2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	3/19 at 100.00	BBB	2,026,140

7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 3.402%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	6,826,540

11,315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	11,994,465

23,610	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	24,260,456

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
13,715	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	14,465,759
10,750	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	11,291,800

7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014R-2, 3.125%, 12/01/44, 144A (Mandatory put 6/01/26) (Alternative Minimum Tax)	No Opt. Call	B	6,316,520

3,825	New York State Mortgage Agency, Mortgage Revenue Bonds, Fifty First Series 2015, 3.400%, 10/01/30	10/24 at 100.00	Aaa	3,872,736

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
10,990	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	11,472,680
8,535	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	8,841,321

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,410	5.000%, 1/01/32 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	4,920,281
7,450	5.000%, 1/01/33 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	8,287,677

4,500	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	4,622,895

6,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018B, 3.500%, 11/01/24, 144A	7/23 at 100.00	B	5,937,420

520	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	528,388

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	1,267,863

60	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/19 at 100.00	BBB	62,330

	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
4,180	5.000%, 1/01/32 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	4,528,235
2,100	5.000%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	2,245,530

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
$1,400	5.000%, 6/01/23	No Opt. Call	B+	$1,492,778
850	5.000%, 6/01/24	No Opt. Call	B+	911,897
1,600	5.000%, 6/01/25	No Opt. Call	B+	1,724,320

2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc. Project, BAN Series 2018, 11.000%, 10/01/23	3/19 at 100.00	N/R	2,650,000

	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB–	772,139
830	5.000%, 11/01/28	11/25 at 100.00	BBB–	930,131
194,180	Total New York			201,888,446

	North Carolina – 0.1%

760	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	744,291

3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,279,335
3,860	Total North Carolina			4,023,626

	North Dakota – 0.1%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (5)	538,157

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	177,152
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,288,380
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,148,806
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,567,529

2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB–	2,215,525
6,390	Total North Dakota			6,935,549

	Ohio – 4.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,035	5.875%, 6/01/30	3/19 at 100.00	Caa1	9,573,290
48,085	5.750%, 6/01/34	3/19 at 100.00	Caa1	45,821,158

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,765	5.000%, 12/01/24	12/22 at 100.00	N/R	1,752,450
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,086,824

400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	410,900

465	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	479,299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014:
$150	5.000%, 11/15/23	No Opt. Call	BBB+	$164,339
205	5.000%, 11/15/24	No Opt. Call	BBB+	226,201
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	219,222
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	543,315

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,759,478
5,000	5.250%, 6/01/26	6/22 at 100.00	A–	5,460,500

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
230	5.000%, 12/01/22	3/19 at 100.00	N/R	230,159
525	5.000%, 12/01/32	3/19 at 100.00	N/R	513,319

1,700	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	1,734,985

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,512,360

115	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	118,141

1,685	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	BBB+	1,862,363

905	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (5)	1,024,759

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,250	5.000%, 2/15/20	No Opt. Call	Ba2	1,276,800
1,000	5.000%, 2/15/21	No Opt. Call	Ba2	1,038,190
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,368,553

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A–	2,055,920

7,290	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	5,066,550

13,410	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/19 (8)	No Opt. Call	N/R	13,007,700

20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21) (8)	No Opt. Call	N/R	20,151,750

24,655	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	3/19 at 100.00	N/R	17,135,225

2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (8)	No Opt. Call	N/R	1,435,175

3,100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20) (8)	No Opt. Call	N/R	2,154,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
$1,500	3.625%, 12/01/33 (Mandatory put 6/01/20) (8)	No Opt. Call	N/R	$1,042,500
215	3.125%, 1/01/34 (8)	No Opt. Call	N/R	149,425

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (8)	No Opt. Call	N/R	1,042,500

3,540	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (8)	No Opt. Call	N/R	2,460,300

1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22) (8)	No Opt. Call	N/R	1,081,550

9,985	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,197,581

8,230	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	8,204,899

720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	713,599

9,250	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	3/19 at 100.00	Ba2	9,262,210

265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	3/19 at 100.00	Ba2	265,424

1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	1,815,062

8,585	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21) (8)	No Opt. Call	N/R	5,966,575

11,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (8)	No Opt. Call	N/R	8,239,225

14,760	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19) (8)	No Opt. Call	N/R	10,258,200

2,275	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (8)	No Opt. Call	N/R	1,581,125

4,875	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (8)	No Opt. Call	N/R	3,388,125

3,575	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19) (8)	No Opt. Call	N/R	2,484,625

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	253,473

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
$300	5.000%, 12/01/23	No Opt. Call	BB–	$320,274
595	5.000%, 12/01/24	No Opt. Call	BB–	640,619
415	5.000%, 12/01/25	12/24 at 100.00	BB–	448,889
2,670	5.500%, 12/01/29	12/24 at 100.00	BB–	2,930,405

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB–	2,396,442
1,920	6.000%, 12/01/42	12/22 at 100.00	BB–	2,022,854

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/19 at 100.00	Ba2	2,012,673

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,587,213
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,352,083

8,385	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	8,503,732
261,620	Total Ohio			232,805,007

	Oklahoma – 0.8%

2,955	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/33	8/28 at 100.00	BB+	3,270,919

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB–	548,285
600	5.000%, 11/15/28	11/25 at 102.00	BBB–	652,776
400	5.000%, 11/15/29	11/25 at 102.00	BBB–	433,160
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB–	1,920,816
730	5.000%, 11/15/32	11/25 at 102.00	BBB–	781,195

9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	10,554,696

22,375	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	24,126,963
39,215	Total Oklahoma			42,288,810

	Oregon – 0.1%

750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	820,755

145	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	147,684

840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	871,382

430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	419,323

900	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	886,185

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	Aaa	$75,212

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	581,185

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	3/19 at 100.00	N/R	407,033
4,095	Total Oregon			4,208,759

	Pennsylvania – 6.9%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
10,500	6.750%, 11/01/24	11/19 at 100.00	B	10,700,970
1,370	6.875%, 5/01/30	11/19 at 100.00	B	1,383,015

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B	5,216,278

5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 2.523%, 2/01/37 (3-Month LIBOR*67% reference rate + 0.82% spread) (6)	5/19 at 100.00	A+	5,792,607

580	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	603,391

8,675	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	3/19 at 100.00	N/R	8,418,394

2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	1,941,140

2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,075,520

625	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	668,706

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
16,240	5.000%, 5/01/28, 144A	No Opt. Call	N/R	16,468,659
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,687,966

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
3,750	5.000%, 5/01/27, 144A	No Opt. Call	Ba3	4,002,225
12,075	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba3	12,799,500

6,190	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21) (8)	No Opt. Call	N/R	4,302,050

4,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21) (8)	No Opt. Call	N/R	4,098,250

7,940	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20) (8)	No Opt. Call	N/R	5,518,300

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$17,840	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20) (8)	No Opt. Call	N/R	$12,398,800

8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	5,886,650

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B	3,331,210

3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB–	3,378,804

5,000	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 2.305%, 10/01/34 – AGM Insured (3-Month LIBOR*67% reference rate + 0.70% spread) (6)	7/19 at 100.00	A2	4,736,500

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,913,409

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	943,254
295	5.000%, 12/01/30	12/25 at 100.00	N/R	299,986

1,645	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB–	1,636,413

1,620	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	1,659,884

2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB+	2,912,844

700	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	709,240

275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	270,603

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,013,410

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	706,116
500	5.000%, 5/01/24	No Opt. Call	Baa3	543,745

	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C:
7,620	2.485%, 6/01/27 (3-Month LIBOR*67% reference rate + 0.65% spread) (6)	1/19 at 100.00	A+	7,400,163
8,000	2.585%, 6/01/37 (3-Month LIBOR*67% reference rate + 0.75% spread) (6)	3/19 at 100.00	A+	7,223,840

60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 2.561%, 9/01/48 (UB) (4)	9/24 at 100.00	A+	59,941,200

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	548,578

870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	874,576

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	$271,790

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014:
870	5.000%, 7/01/22	No Opt. Call	BBB–	928,803
405	5.000%, 7/01/24	No Opt. Call	BBB–	440,826
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,064,100

2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,172,420

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,024,580

	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
1,000	4.500%, 12/01/29	6/27 at 100.00	N/R	988,080
500	5.000%, 12/01/32	6/27 at 100.00	N/R	507,180

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,030,690
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,064,480

3,230	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,232,164

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Baa3	1,294,199
1,200	5.000%, 10/01/25	10/24 at 100.00	Baa3	1,327,728
2,030	5.000%, 10/01/26	10/24 at 100.00	Baa3	2,235,923

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	999,950

1,845	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	2,061,788

8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20) (8)	No Opt. Call	N/R	5,966,575

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B2	11,925,466

44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B2	44,790,647

2,770	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (5)	2,861,604

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	385,385
750	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	840,353

6,050	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/19 at 100.00	Ba2	6,050,363

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	$126,718

	Philadelphia Authority for Industrial Development, Pennsylvania, Senior Living Facilities, Philadelphia, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	207,996
500	5.000%, 7/01/32	7/27 at 100.00	BB	517,845

7,000	Philadelphia Authority for Industrial Development, Pennsylvania, Senior Living Facilities, Philadelphia, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,032,340

1,855	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	1,921,168

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	BBB+	71,208

875	Quakertown General Authority, Pennsylvania, Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	845,364

3,190	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 2.583%, 11/15/34 (3-Month LIBOR*67% reference rate + 0.83% spread) (6)	3/19 at 100.00	AA–	3,114,971

	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	1,893,220
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	441,300
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	457,871
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	479,992
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,715,652
1,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	1,778,469

	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,175	5.000%, 11/15/26	5/24 at 100.00	BB+	2,340,996
7,265	5.000%, 11/15/32	5/24 at 100.00	BB+	7,698,793

220	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	226,037

	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
1,750	5.000%, 7/01/31	7/27 at 100.00	Ba1	1,910,528
1,000	5.000%, 7/01/32	7/27 at 100.00	Ba1	1,087,940
6,370	5.000%, 7/01/33	7/27 at 100.00	Ba1	6,906,099
6,210	5.000%, 7/01/34	7/27 at 100.00	Ba1	6,704,564

845	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	843,969
357,290	Total Pennsylvania			346,794,330

	Puerto Rico – 0.8%

12,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B, 0.000%, 7/01/28 (8)	No Opt. Call	D	2,013,600

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
1,115	6.125%, 7/01/24	No Opt. Call	C	1,070,400
14,650	6.000%, 7/01/38	3/19 at 100.00	C	14,027,375
6,120	6.000%, 7/01/44	3/19 at 100.00	C	5,859,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Puerto Rico (continued)

	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$6,545	5.000%, 7/01/19	No Opt. Call	C	$6,299,563
8,155	5.000%, 7/01/21	No Opt. Call	C	7,747,250
720	5.000%, 7/01/23	3/19 at 100.00	C	637,200
1,035	5.000%, 7/01/33	7/22 at 100.00	C	957,375
3,000	5.750%, 7/01/37	7/22 at 100.00	C	2,820,000

600	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 4.900%, 7/01/20	7/19 at 100.00	C	537,000
53,940	Total Puerto Rico			41,969,663

	Rhode Island – 0.0%

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	BB– (5)	1,263,128

	South Carolina – 0.2%

750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	782,948

60	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (5)	61,452

415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB	417,133

625	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	641,969

1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,618,999

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,932,514
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,220,883
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,048,640

400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	455,652

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A–	608,602
125	5.000%, 12/01/28	6/26 at 100.00	A–	139,738
830	5.000%, 12/01/29	6/26 at 100.00	A–	923,798

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
425	3.125%, 12/01/22	No Opt. Call	N/R	422,595
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,369,029
11,080	Total South Carolina			11,643,952

	South Dakota – 0.0%

160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	164,472

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee – 1.4%

$1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	$1,039,390

	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,205	0.000%, 12/01/19, 144A	No Opt. Call	N/R	1,159,076
1,180	0.000%, 12/01/20, 144A	No Opt. Call	N/R	1,082,780
1,550	0.000%, 12/01/21, 144A	No Opt. Call	N/R	1,352,019
2,000	0.000%, 12/01/22, 144A	No Opt. Call	N/R	1,651,240
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	2,871,334
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,408,824
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,180,957
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,125,572
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,578,009

1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,822,935

1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,522,965

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
700	5.000%, 10/01/24	No Opt. Call	Baa2	781,949
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,266,603

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB–	953,500

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
20,180	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	18,029,215
3,685	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	3,161,362

1,060	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	1,102,824

1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (8)	No Opt. Call	N/R	1,546,088

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A	No Opt. Call	N/R	4,083,080
12,635	7.125%, 6/01/32, 144A	6/27 at 100.00	N/R	13,382,612

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	908,659

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,280,347

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
925	5.000%, 2/01/20	No Opt. Call	Baa2	949,522
40	5.000%, 2/01/24	No Opt. Call	Baa2	43,998
190	5.000%, 2/01/25	No Opt. Call	Baa2	210,520
79,266	Total Tennessee			72,495,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas – 6.3%

$520	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	$508,180

1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	978,600

700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	688,604

155	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BBB–	163,899

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
695	4.000%, 6/15/26	6/21 at 100.00	BB	686,174
210	5.000%, 6/15/36	6/21 at 100.00	BB	211,147

730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	717,692

	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
600	5.000%, 9/01/23, 144A	No Opt. Call	N/R	601,368
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	532,586

1,150	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,144,433

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
165	5.000%, 1/01/30	1/27 at 100.00	BBB+	183,764
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	1,997,460
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	1,876,476
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,083,648
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	635,129

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB–	630,907
390	5.000%, 1/01/28	1/27 at 100.00	BBB–	427,920
725	5.000%, 1/01/29	1/27 at 100.00	BBB–	794,970
700	5.000%, 1/01/30	1/27 at 100.00	BBB–	761,467

	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
545	4.125%, 9/01/23, 144A	No Opt. Call	N/R	540,983
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,075,328

	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
690	4.375%, 9/01/23, 144A	No Opt. Call	N/R	684,942
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,379,139

2,425	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,431,571

925	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	918,895

300	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	297,165

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	$294,657

205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	206,046

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
245	4.625%, 9/01/23	No Opt. Call	N/R	245,564
375	5.000%, 9/01/28	No Opt. Call	N/R	376,890

600	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	607,218

1,200	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,209,671

1,350	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,334,799

520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	520,120

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
345	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	341,112
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	97,362

10,070	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	Baa1	10,879,930

780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	763,581

700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	BBB+	789,593

850	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	812,915

315	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	309,106

1,400	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014, 5.000%, 6/01/22 (8)	No Opt. Call	B3	1,379,000

785	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	813,221

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BBB–	269,415
230	5.000%, 9/01/22	No Opt. Call	BBB–	247,151
325	5.000%, 9/01/23	No Opt. Call	BBB–	354,543
305	5.000%, 9/01/24	No Opt. Call	BBB–	336,031
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB–	1,960,411

1,070	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	9/19 at 103.00	N/R	1,085,087

11,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B3	11,305,145

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	3/19 at 100.00	B3	$792,355

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB–	296,212
295	4.000%, 9/01/24	No Opt. Call	BBB–	312,930
310	4.000%, 9/01/25	No Opt. Call	BBB–	328,197
335	4.000%, 9/01/27	No Opt. Call	BBB–	352,531

560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	564,250

190	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (5)	200,389

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (5)	531,070

425	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	414,843

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa2	987,312
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,473,990

2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,087,867

5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	A (5)	5,767,685

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	1,963,040

1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	7/21 at 100.00	Ba3	1,351,812

9,605	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB	10,474,924

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB	5,162,400

9,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (Alternative Minimum Tax)	No Opt. Call	BB	10,203,210

3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (Alternative Minimum Tax)	No Opt. Call	BB	3,401,070

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	Ba3	9,475,884
13,775	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	Ba3	14,749,168

1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	BBB+	1,128,140

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,500	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	$1,455,104

650	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	640,575

565	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	559,926

425	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	413,385

340	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009, 5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (5)	341,605

5,850	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	6,798,284

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	51,365

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	497,510

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BB+	312,477

	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
290	4.375%, 9/01/23, 144A	No Opt. Call	N/R	289,078
325	5.125%, 9/01/28, 144A	No Opt. Call	N/R	321,324
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	287,767

31,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (Alternative Minimum Tax)	10/21 at 105.00	BB–	32,440,180

6,665	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	6,370,873

5,865	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (Alternative Minimum Tax) (8)	No Opt. Call	N/R	4,907,597

	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
715	5.000%, 9/15/33	9/25 at 100.00	BBB–	770,112
1,590	5.000%, 9/15/35	9/25 at 100.00	BBB–	1,702,810
1,110	5.000%, 9/15/36	9/25 at 100.00	BBB–	1,188,755
1,745	5.000%, 9/15/37	9/25 at 100.00	BBB–	1,865,614

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
400	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	395,512
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	601,753

635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	640,975

1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB	1,243,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,805	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	$1,874,023

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University – Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	467,506
540	5.000%, 4/01/21	No Opt. Call	BBB–	555,309
655	5.000%, 4/01/23	No Opt. Call	BBB–	682,372
690	5.000%, 4/01/24	No Opt. Call	BBB–	722,313
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	312,606
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB–	3,372,593

355	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C. – Texas A&M University – Corpus Christi Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	B1	346,558

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24-AGM Insured	No Opt. Call	A2	479,777
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,384,842

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	765,977

430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB–	463,200

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston – Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	318,841
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,411,198

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
260	3.000%, 7/01/22	No Opt. Call	CCC	235,776
480	5.000%, 7/01/24	No Opt. Call	CCC	435,043
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	12,235,050

1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	999,970

	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2018:
250	4.250%, 6/15/28	6/22 at 100.00	N/R	247,883
500	5.000%, 6/15/33	6/22 at 100.00	N/R	506,300

175	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	170,734

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,053,212

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (8)	12/21 at 100.00	N/R	311,250

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
$180	4.900%, 9/15/24	No Opt. Call	N/R	$174,848
400	5.375%, 9/15/30	3/24 at 102.00	N/R	382,884

670	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	650,758

900	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	875,394

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	845,799
450	5.500%, 8/01/27	No Opt. Call	BBB+	523,787

3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,555,700

5,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 50 Series 2017B-3, 3.875%, 11/15/22	5/19 at 100.00	N/R	5,193,143

6,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	11/19 at 100.00	N/R	6,511,765

8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/19 at 100.00	N/R	8,838,900

1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Refunding Series 2015A, 5.000%, 11/15/22	No Opt. Call	BB–	1,210,277

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22 (8)	3/19 at 100.00	D	790,000

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25 (8)	No Opt. Call	D	1,457,550

5,730	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21 (8)	3/19 at 100.00	D	4,526,700

460	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 2.568%, 12/15/26 (3-Month LIBOR*67% reference rate + 0.70% spread) (6)	3/19 at 100.00	A–	455,768

35,280	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006C, 3.318%, 12/15/26 (3-Month LIBOR*67% reference rate + 1.45% spread) (6)	3/19 at 100.00	N/R	34,864,048

12,470	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46, 144A (Alternative Minimum Tax)	4/24 at 100.00	N/R	13,259,225

750	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	738,728

455	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	1/21 at 100.00	N/R	468,391

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$250	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	$269,815

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
269	4.000%, 12/01/21	No Opt. Call	N/R	274,931
550	4.000%, 12/01/27	12/24 at 100.00	N/R	533,907

675	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	657,950

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
2,700	5.500%, 9/01/25	No Opt. Call	N/R	2,695,328
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,814,332
313,754	Total Texas			317,528,566

	Utah – 0.4%

2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	1,995,146

600	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25, 144A	4/20 at 100.00	BB+	601,158

11,610	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A, 5.000%, 10/15/29	10/27 at 100.00	BBB–	12,589,535

500	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 6.500%, 10/15/33	3/19 at 100.00	BB+	500,745

2,760	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,706,318
17,570	Total Utah			18,392,902

	Vermont – 0.5%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,265,818

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (5)	288,066
315	5.625%, 7/01/30 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (5)	343,375
460	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (5)	502,831

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	787,720
875	5.000%, 10/15/28	10/26 at 100.00	BBB	978,240
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,110,010
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,104,960

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB	182,199
555	5.000%, 10/01/25	10/22 at 100.00	BBB	591,985
805	5.000%, 10/01/27	10/22 at 100.00	BBB	852,503

16,390	Vermont Student Assistance Corporation, Education Loan Revenue Bonds, LIBOR Floating Rate Notes Series 2012B, 5.751%, 12/03/35 (Alternative Minimum Tax) (3-Month LIBOR reference rate + 3.000% spread) (6)	No Opt. Call	A	17,150,419
24,720	Total Vermont			26,158,126

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands – 0.8%

$475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	$461,382

	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
955	5.000%, 10/01/19	No Opt. Call	N/R	950,588
660	5.000%, 10/01/24	No Opt. Call	N/R	655,908
450	5.000%, 10/01/30	10/24 at 100.00	N/R	439,349

2,160	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	2,146,608

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
4,060	5.000%, 10/01/25	10/20 at 100.00	Caa2	4,114,565
2,000	5.000%, 10/01/29	10/20 at 100.00	Caa2	2,024,440

1,050	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	1,065,645

1,510	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	Caa2	1,526,805

5,605	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.000%, 10/01/25	10/20 at 100.00	Caa3	5,673,492

8,855	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Caa3	8,937,440

1,780	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Caa3	1,802,375

5,555	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, BANS Series 2018B, 7.000%, 7/01/20, 144A	No Opt. Call	N/R	5,571,608

3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	3/19 at 100.00	CCC	3,610,975

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/19 at 100.00	Caa2	950,190
39,725	Total Virgin Islands			39,931,370

	Virginia – 0.5%

	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,021,170
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,048,760

2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	2,559,347

970	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	984,676

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,001,270

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,115,290
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,226,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$1,930	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	$1,914,308

405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	406,640

2,790	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	7/19 at 100.00	N/R	2,774,711

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	BB+	1,578,553
1,550	5.000%, 7/01/24, 144A	No Opt. Call	BB+	1,663,693
1,635	5.000%, 7/01/25, 144A	No Opt. Call	BB+	1,764,540

1,615	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,834,156

100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	107,289

345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, 144A (Mandatory put 7/01/38) (Alternative Minimum Tax)	7/23 at 100.00	B	350,686
22,510	Total Virginia			23,351,369

	Washington – 0.9%

1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,138,608

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,150	5.500%, 6/01/27 (Alternative Minimum Tax)	3/19 at 100.00	N/R	2,152,000
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	3/19 at 100.00	N/R	1,500,870

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,231,512
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	6/24 at 100.00	A–	1,301,515

1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB–	1,077,860

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,975	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,404,061
2,145	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,354,716

325	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	3/19 at 100.00	N/R	324,984

440	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/20 at 100.00	BBB	449,359

6,745	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	7,549,880

1,190	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A	1/28 at 100.00	N/R	1,161,714

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 4.869%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	Baa1	$5,348,600

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	45,791

70	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (5)	71,520

1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	N/R	1,064,220

830	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	830,598

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,440,248

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	106,151

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,067,140

110	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23, 144A	No Opt. Call	N/R	114,397

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	106,135

	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	2,997,940
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,035,000

	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
1,915	6.000%, 1/01/24, 144A	No Opt. Call	N/R	2,025,648
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,699,290
40,815	Total Washington			43,599,757

	West Virginia – 0.3%

	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,427,500
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,460,160

1,855	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba2	1,914,136

1,400	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,381,632

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,132,800
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,328,196
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,112,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.750%, 10/01/43	3/19 at 100.00	N/R	$2,970,440
14,435	Total West Virginia			13,727,064

	Wisconsin – 4.6%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,930,415

480	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	480,144

3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	2,959,534

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	133,371

1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	1,002,390

825	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	803,814

1,615	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB–	1,697,462

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
8,325	4.100%, 6/15/26, 144A	No Opt. Call	N/R	8,112,462
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	2,819,979

3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,479,135

2,425	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	2,461,568

465	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	467,218

1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,687,014

390	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	Baa3	408,786

230	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	Baa3	234,807

	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,765	6.000%, 3/01/22, 144A	No Opt. Call	N/R	3,740,112
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,217,319

510	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	492,023

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	663,454
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,321,350

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,104,964

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	$1,138,465

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A:
430	4.000%, 9/01/20, 144A	No Opt. Call	BB	437,323
1,250	5.000%, 9/01/25, 144A	No Opt. Call	BB	1,335,963

40,265	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	43,389,966

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
25,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	26,767,834
14,885	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	16,519,075

1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,776,279

380	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	399,718

4,655	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB–	4,910,932

15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	16,254,858

2,670	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,809,454

4,400	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,284,456

6,015	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	5,924,534

3,455	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, Trips Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	3,633,209

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,053,440
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,277,658

620	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23, 144A	5/19 at 100.00	BB	620,167

410	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	BB	412,177

	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
17,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	17,782,680
4,615	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	4,778,556

	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB–	149,895
540	5.000%, 7/01/23	No Opt. Call	BBB–	585,565

560	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB–	568,288

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
$645	5.000%, 5/01/23	No Opt. Call	N/R	$678,218
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,312,438

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,675	3.500%, 8/01/22	No Opt. Call	N/R	1,664,950
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	3,968,630
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,087,711

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
385	5.000%, 7/01/25	7/24 at 100.00	A	426,411
670	5.000%, 7/01/26	7/24 at 100.00	A	738,843

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB–	102,873
100	4.000%, 9/15/23	9/22 at 100.00	BBB–	102,486
100	4.000%, 9/15/24	9/22 at 100.00	BBB–	102,031
100	4.000%, 9/15/25	9/22 at 100.00	BBB–	101,717

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	216,926
200	5.000%, 8/15/22	No Opt. Call	A	222,382

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BBB–	1,012,283
525	5.000%, 3/01/25	3/24 at 100.00	BBB–	560,590
820	5.000%, 3/01/26	3/24 at 100.00	BBB–	872,398
1,095	5.000%, 3/01/27	3/24 at 100.00	BBB–	1,160,744
1,130	5.000%, 3/01/28	3/24 at 100.00	BBB–	1,192,951

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,210,225

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,570,755

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,648,705
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	386,393
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	879,864
220,885	Total Wisconsin			230,248,337

	Wyoming – 0.1%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BB+	1,317,404
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,112,288
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,449,378
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,367,968

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)			Ratings (3)	Value

	Wyoming (continued)

$1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00			Baa3	$1,160,072
6,045	Total Wyoming					6,407,110
$4,757,681	Total Municipal Bonds (cost $4,745,755,831)					4,801,912,146

Principal Amount (000)	Description (1)		Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.5%

	Commercial Services & Supplies – 0.0%

$897	EWM P1 LLC (Cash 15.000%, PIK 1.250%) (8)		15.000%	9/01/28	N/R	$627,823

	Real Estate Management & Development – 0.5%

2,300	Zilkha Biomass Selma LLC		5.000%	8/01/28	N/R	2,327,168

25,300	Zilkha Biomass Selma LLC		10.000%	8/01/38	N/R	25,360,940
27,600	Total Real Estate Management & Development					27,688,108
$28,497	Total Corporate Bonds (cost $28,496,891)					28,315,931
	Total Long-Term Investments (cost $4,774,252,722)					4,830,228,077

Principal Amount (000)	Description (1)	Optional Call Provisions (2)			Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.6%

	MUNICIPAL BONDS – 1.6%

	Kentucky – 0.9%

$44,715	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Series 2011B, 3.110%, 2/01/46 (Mandatory put 2/03/25) (SIFMA reference rate + 1.40% spread) (6), (10)	8/24 at 100.00			Ba1	$45,447,432

	Missouri – 0.2%

10,445	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Variable Rate Demand Obligations, Series 1998C, 2.980%, 9/01/33 – NPFG Insured (10)	3/19 at 100.00			A	10,445,000

	Texas – 0.1%

3,250	Irving Hospital Authority, Texas, Hospital Revenue Bonds, Baylor Scott & White Medical Center-Irving, Variable Rate Demand Obligations, Series 2017A, 2.730%, 10/15/44 (Mandatory put 10/15/23) (SIFMA reference rate + 1.10% spread) (6), (10)	4/23 at 100.00			Baa2	3,259,133

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 0.4%

$20,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Variable Rate Demand Obligations, Series 2013B, 3.110%, 1/01/35 (Mandatory put 1/01/25) (SIFMA reference rate + 1.40% spread) (6), (10)	7/24 at 100.00	Baa 1	$20,348,600
$78,410	Total Short-Term Investments (cost $79,347,693)			79,500,165
	Total Investments (cost $4,853,600,415) – 97.3%			4,909,728,242
	Floating Rate Obligations – (2.1)%			(106,945,000)
	Other Assets Less Liabilities – 4.8% (11)			241,443,705
	Net Assets – 100%			$5,044,226,947

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(1,223)	3/19	$(137,899,846)	$(140,262,812)	$(2,362,966)	$(305,750)
U.S. Treasury 10-Year Note	Short	(372)	3/19	(44,266,993)	(45,389,813)	(1,122,820)	(145,313)
Total		(1,595)		$(182,166,839)	$(185,652,625)	$(3,485,786)	$(451,063)

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.26%	$10,000,000	1.000%	Quarterly	6/21/21	$(32,527)	$(579,787)	$547,260 (14)

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$ 215,000,000	Receive	3-Month LIBOR	2.309%	Semi-Annualy	1/09/19	1/09/23	$2,139,934	$892	$2,139,041	$14,789
45,000,000	Receive	3-Month LIBOR	2.850%	Semi-Annualy	4/08/19	4/08/28	(593,204)	745	(593,949)	(72,343)
Total							$1,546,730	$1,637	$1,545,092	$(57,554)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,801,912,146	$—	$4,801,912,146
Corporate Bonds	—	28,315,931	—	28,315,931
Short-Term Investments:
Municipal Bonds	—	79,500,165	—	79,500,165
Investments in Derivatives:
Futures Contracts*	(3,485,786)	—	—	(3,485,786)
Credit Default Swaps*	—	—	547,260	547,260
Interest Rate Swaps*	—	1,545,092	—	1,545,092
	$(3,485,786)	$4,911,273,334	$547,260	$4,908,334,808
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$4,736,520,867
Gross unrealized:
Appreciation	$115,146,227
Depreciation	(48,883,396)
Net unrealized appreciation (depreciation) of investments	$66,262,831

Tax cost of futures contracts	$(3,485,786)
Net unrealized appreciation (depreciation) of futures contracts	$—

Tax cost of swaps	$(578,149)
Net unrealized appreciation (depreciation) of swaps	$2,092,352

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(3)

The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(8)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)

On June 1, 2018, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.

(10)

Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(12)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(13)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(14)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF

Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SIFMA	Securities Industry and Financial Market Association

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 93.8%

	MUNICIPAL BONDS – 93.6%

	Alabama – 5.5%

$2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	$2,316,240

1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	Aa2	1,145,021

2,800	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2018A, 5.000%, 4/01/22	No Opt. Call	A3	3,050,544

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	256,218

2,760	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory put 4/01/24)	1/24 at 100.27	A3	2,886,077

1,995	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49	3/24 at 100.28	A3	2,087,827
10,915	Total Alabama			11,741,927

	Arizona – 0.8%

100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	98,875

40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	40,000

510	Chandler Industrial Development Authority, Arizona, Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory put 8/14/23) (Alternative Minimum Tax)	No Opt. Call	A+	511,974

725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36 (WI/DD, Settling 1/03/19)	9/28 at 100.00	A2	814,095

100	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	98,182

100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	96,255

100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB–	87,914
1,675	Total Arizona			1,747,295

	California – 15.2%

1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,074,540

2,585	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	A1	2,688,038

2,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	2,013,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,360	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Green Series 2018A, 5.000%, 10/01/46	10/28 at 100.00	A	$2,643,814

2,500	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	D	2,258,600

100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	95,925

1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/25	No Opt. Call	BBB–	1,139,360

	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
1,395	5.000%, 12/31/43 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	1,521,540
1,000	5.000%, 12/31/47 (Alternative Minimum Tax)	6/28 at 100.00	BBB+	1,087,390

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	311,307

1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB–	1,174,738

870	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 5.000%, 1/01/24	No Opt. Call	BBB+	973,695

500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39	3/19 at 100.00	CC	411,440

2,000	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	Aa2	2,060,040

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	997,710

3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017, 5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA	3,389,550

	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
1,205	5.000%, 6/01/43	6/28 at 100.00	AA	1,399,150
2,185	5.000%, 6/01/48	6/28 at 100.00	AA	2,525,423

1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (Alternative Minimum Tax)	7/28 at 100.00	A2	1,181,284

2,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42 (Alternative Minimum Tax)	5/27 at 100.00	A+	2,776,375

3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,088,211
33,405	Total California			32,812,010

	Colorado – 4.9%

400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	383,332

1,315	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory put 11/20/25)	No Opt. Call	AA	1,531,528

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	512,560

2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA–	2,656,648

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/26 (Alternative Minimum Tax)	No Opt. Call	A	$2,333,400

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	100,065

500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	505,450

1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	2,098,498

495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	3/19 at 100.00	N/R	424,245
9,490	Total Colorado			10,545,726

	Connecticut – 0.1%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	3/19 at 100.00	Caa1	190,888

100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	101,199
300	Total Connecticut			292,087

	Delaware – 0.0%

35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation – Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BBB–	36,972

	District of Columbia – 1.7%

150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	161,498

3,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	3,099,480

415	Metropolitan Washington Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (Alternative Minimum Tax)	No Opt. Call	AA–	483,492
3,565	Total District of Columbia			3,744,470

	Florida – 6.0%

3,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Healthcare Project, Series 2007A, 2.705%, 12/01/37 (3-Month LIBOR*67% reference rate + 0.87% spread) (10)	3/19 at 100.00	A3	2,766,750

360	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	344,354

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	254,652

100	Capital Trust Agency, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc. Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	97,048

50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc., Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	49,099

2,160	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	2,224,347

100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	96,669

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	$97,315

1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	977,600

100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	94,531

1,235	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47 (Mandatory put 1/01/28), 144A (Alternative Minimum Tax)	3/19 at 105.00	N/R	1,273,977

2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A3	2,284,240

185	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	184,763

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	1,013,190

100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	96,452

1,090	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A–	1,206,303
12,820	Total Florida			13,061,290

	Georgia – 3.1%

1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A–	1,717,140

1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,685,025

3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,195,990
6,000	Total Georgia			6,598,155

	Guam – 1.0%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,085,730

1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,134,826
2,100	Total Guam			2,220,556

	Idaho – 0.5%

1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A–	1,120,270

	Illinois – 1.2%

1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,138,460

100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	98,521

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	100,844

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015, 5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA–	$277,733

1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB–	1,049,990
2,450	Total Illinois			2,665,548

	Indiana – 2.8%

100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	105,120

15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	15,290

2,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	1,999,940

1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,089,340

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	110,276

560	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	580,244

2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A	2,210,660
5,785	Total Indiana			6,110,870

	Iowa – 0.6%

1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 102.00	B	1,309,200

	Kentucky – 2.7%

2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa1	2,082,460

1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	Baa2	1,095,330

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/27	No Opt. Call	A–	2,316,700

315	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	316,559
5,315	Total Kentucky			5,811,049

	Maryland – 0.5%

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (5)	3/19 at 100.00	N/R	340,000

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (5)	3/19 at 100.00	N/R	680,000
1,500	Total Maryland			1,020,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 1.8%

$165	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	$168,623

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	Baa2	1,604,940

2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,118,280
3,665	Total Massachusetts			3,891,843

	Michigan – 0.5%

1,000	Michigan Finance Authority, Senior lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,131,780

	Minnesota – 4.4%

500	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	543,695

1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,428,826

50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	45,394

3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,131,880

2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A2	2,179,080

1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,213,507

30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	CC	16,466

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	997,210
9,115	Total Minnesota			9,556,058

	Montana – 0.4%

800	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/48	7/28 at 100.00	BBB	863,992

	Nevada – 0.4%

	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
250	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	261,885
165	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	174,846

225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	227,097

100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	100,273
740	Total Nevada			764,101

	New Hampshire – 0.5%

1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (Alternative Minimum Tax)	7/23 at 100.00	B	979,910

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Hampshire (continued)

$50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	$56,746
1,050	Total New Hampshire			1,036,656

	New Jersey – 1.2%

1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa2	1,000,440

1,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/32	12/28 at 100.00	BBB+	1,635,662
2,490	Total New Jersey			2,636,102

	New York – 7.8%

2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	2,214,480

1,030	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.000%, 10/01/39	10/27 at 100.00	AA	1,172,923

2,050	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/44	12/28 at 100.00	AA	2,351,841

1,500	New York City, New York, General Obligation Bonds, Series 2016A , 5.000%, 8/01/37 (UB) (4)	8/26 at 100.00	AA	1,696,530

2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,055,100

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,000	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,104,330
1,300	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,472,731
1,300	5.000%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,481,636

55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	Baa1	59,009

755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	796,480

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	1,125,370

1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB–	1,261,224
15,190	Total New York			16,791,654

	North Carolina – 1.8%

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB–	1,166,900
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB–	1,161,290
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB–	1,503,373
3,305	Total North Carolina			3,831,563

	Ohio – 3.8%

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	Ba2	120,286

300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (5)	No Opt. Call	N/R	208,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (5)	No Opt. Call	N/R	$695,000

3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax) (5)	No Opt. Call	N/R	2,085,000

3,085	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (5)	No Opt. Call	N/R	2,144,074

2,765	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20) (5)	No Opt. Call	N/R	1,921,675

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22) (5)	No Opt. Call	N/R	970,000
11,270	Total Ohio			8,144,535

	Oklahoma – 1.0%

2,000	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57	8/28 at 100.00	BB+	2,193,920

	Pennsylvania – 3.0%

180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	191,151

175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	175,308

735	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/40	1/29 at 100.00	A2	844,015

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	211,342

605	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/43	9/28 at 100.00	A2	668,888

1,000	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	1,043,560

1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A–	1,667,580

1,560	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,697,186
5,955	Total Pennsylvania			6,499,030

	Puerto Rico – 0.4%

1,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico, Senior Pension Funding Bonds, Series 2008B, 6.550%, 7/01/58 (5)	3/19 at 100.00	D	336,250

600	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	3/19 at 100.00	C	574,500
1,600	Total Puerto Rico			910,750

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 5.4%

$700	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	Aa2	$797,979

2,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory put 2/01/24)	11/23 at 100.30	Aa2	2,114,680

1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,043,930

2,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	2,175,441

1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A–	1,056,100

1,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A–	1,547,340

1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A–	1,559,444

1,000	South Carolina State Ports Authority Revenue Bonds, Series 2018, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/28 at 100.00	A+	1,179,560

250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	255,885
10,950	Total South Carolina			11,730,359

	Tennessee – 1.2%

1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	Baa1	1,075,230

100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (5)	6/27 at 100.00	N/R	73,582

1,450	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory put 5/01/23)	2/23 at 108.92	A3	1,507,797
2,550	Total Tennessee			2,656,609

	Texas – 4.5%

3,000	Bexar County, Texas, Certificates of Obligation, Combination Tax & Revenue Series 2018, 4.000%, 6/15/45	6/28 at 100.00	AAA	3,102,659

1,500	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2017B, 2.500%, 8/15/43	8/20 at 100.00	AAA	1,456,215

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	96,709

2,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A	2,227,600

1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (Alternative Minimum Tax)	10/21 at 105.00	BB–	1,019,170

670	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	640,433

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax) (5)	1/26 at 102.00	N/R	224,422

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	$24,731

145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	131,672

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.500%, 11/15/45 (5)	11/25 at 100.00	D	790,000
9,715	Total Texas			9,713,611

	Utah – 1.4%

250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	237,518

2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2018B-1, 5.000%, 5/15/56 (Mandatory put 8/01/22)	5/22 at 100.00	AA+	2,731,774
2,750	Total Utah			2,969,292

	Virginia – 1.2%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	254,433

100	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	104,203

100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	114,258

2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	2,141,300
2,450	Total Virginia			2,614,194

	Washington – 1.5%

1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (Alternative Minimum Tax)	5/27 at 100.00	A+	1,855,246

1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA–	1,189,241

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	212,722
2,885	Total Washington			3,257,209

	West Virginia – 0.6%

100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	101,881

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	1,098,140
1,100	Total West Virginia			1,200,021

	Wisconsin – 4.2%

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	135,323

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	$246,577

100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	93,985

	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
3	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	88
3	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	77
3	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	75
3	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	72
2	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	70
3	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	90
3	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	89
3	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	85
3	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	83
3	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	80
142	5.500%, 7/01/56 – ACA Insured, 144A	3/28 at 100.00	N/R	132,798
3	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	89
3	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	86
3	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	83
3	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	81
3	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	79
3	0.000%, 1/01/62 – ACA Insured, 144A	3/28 at 17.35	N/R	76
3	0.000%, 1/01/63 – ACA Insured, 144A	3/28 at 16.48	N/R	74
3	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	72
3	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	71
3	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	76
35	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	906

1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	940,880

1,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	1,119,200

105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	102,960

	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
1,000	5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,094,720
2,000	5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	2,152,320

500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	531,535

100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22, 144A	3/19 at 100.00	BB	100,009

2,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2019A, 5.000%, 5/01/26 (WI/DD, Settling 1/31/19)	No Opt. Call	Aa2	2,374,920
8,426	Total Wisconsin			9,027,729
$196,611	Total Municipal Bonds (cost $199,230,763)			202,258,433

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.2%

	Commercial Services & Supplies – 0.0%

$42	EWM P1 LLC (Cash 15.000%, PIK 1.250%) (5)	15.000%	9/01/28	N/R	$29,436

	Real Estate Management & Development – 0.2%

300	Zilkha Biomass Selma LLC	10.000%	8/01/38	N/R	300,723
$342	Total Corporate Bonds (cost $342,053)				330,159
	Total Long-Term Investments (cost $199,572,816)				202,588,592
	Floating Rate Obligations – (1.8)%				(3,800,000)
	Other Assets Less Liabilities – 8.0% (6)				17,217,986
	Net Assets – 100%				$216,006,578

Investments in Derivatives

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.26%	$2,500,000	1.000%	Quarterly	6/21/21	$(14,451)	$(143,780)	$129,329	(9)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long Term Investments:
Municipal Bonds	$—	$202,258,433	$—	$202,258,433
Corporate Bonds	—	330,159	—	330,159
Investment in Derivatives:
Credit Default Swaps*	—	—	129,329	129,329
Total	$—	$202,588,592	$129,329	$202,717,921
*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments    December 31, 2018

(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$195,199,544
Gross unrealized:
Appreciation	5,097,363
Depreciation	(1,508,324)
Net unrealized appreciation (depreciation) of investments	$3,589,039

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(3)

The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(7)

The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Variable rate security. The rate shown is the coupon as of the end of the period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB

Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2019